File Nos. 33-69712/811-08052

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 77	☒
(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT C

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Ave NE, Suite 1200, Bellevue, WA 98004
(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after Effective Date of this registration statement

If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2011, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contracts

Spinnaker®

Variable Annuity

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Variable Annuity Contract, and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the Securities Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Dated: May 1, 2011

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. Capital Appreciation Fund (Series II shares)
•	Invesco V.I. Capital Development Fund (Series II shares)
•	Invesco V.I. International Growth Fund (Series II shares)
•	Invesco V.I. Small Cap Equity Fund (Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Class II Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Class II Fund
•	American Century VP Ultra® Class II Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP EAFE International Index Portfolio - Class F
•	Calvert VP Barclays Capital Aggregate Bond Index Portfolio
•	Calvert VP Nasdaq - 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
•	Calvert VP S&P MidCap 400 Index Portfolio - Class F

CALVERT VARIABLE SERIES, INC.

•	Calvert VP SRI Balanced Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

DWS VARIABLE SERIES I

•	DWS Capital Growth VIP - Class B Shares
•	DWS Global Small Cap Growth VIP - Class B Shares
•	DWS International VIP - Class A Shares

DWS VARIABLE SERIES II

•	DWS Global Thematic VIP - Class B Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP Freedom 2010 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2015 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2020 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2025 Portfolio - Service Class 2
•	Fidelity VIP Freedom 2030 Portfolio - Service Class 2
•	Fidelity VIP Freedom Income Portfolio - Service Class 2
•	Fidelity VIP Mid Cap Portfolio - Service Class 2
•	Fidelity VIP Money Market Portfolio - Service Class 2
•	Fidelity VIP Overseas Portfolio - Service Class 2

Spinnaker Prospectus

You can allocate your contract cash value to the Symetra Fixed Account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C (“Separate Account”), which invests in the Sub-accounts listed here. The Portfolio prospectuses for each of the Sub-accounts available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.

To learn more about the Spinnaker Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2011. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus, if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios, by calling us at 1-800-796-3872 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 2
•	Franklin Small Cap Value Securities Fund - Class 2
•	Franklin Small-Mid Cap Growth Securities Fund - Class 2
•	Franklin U.S. Government Fund - Class 2
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 2
•	Mutual Shares Securities Fund - Class 2
•	Templeton Developing Markets Securities Fund - Class 2
•	Templeton Global Bond Securities Fund - Class 2
•	Templeton Growth Securities Fund - Class 2

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class II
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class II
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class II
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class II

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class S
•	Neuberger Berman AMT Regency Portfolio - Class S
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Advisor Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class II Shares
•	Pioneer Equity Income VCT Portfolio - Class II Shares
•	Pioneer High Yield VCT Portfolio - Class II Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class II Shares
•	Pioneer Strategic Income VCT Portfolio - Class II Shares

Spinnaker Prospectus

Spinnaker Prospectus

DEFINED TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Accumulation Phase	The period between the date we allocate your first Purchase Payment and the Annuity Date. During this phase, you can invest money in your contract.

Accumulation Unit	A unit of measure we use to calculate the value in a Sub-account during the Accumulation Phase.

Annuitant	The natural person on whose life annuity payments for this contract are based. You are the Annuitant unless you designate someone else before the Annuity Date.

Annuity Date	The date annuity payments begin under an annuity option. This date must be before the maximum annuitization date specified in your contract.

Annuity Unit	A unit of measure we use to calculate the value of variable annuity payments during the Income Phase.

Beneficiary	The person or entity designated to receive any contract benefits upon the Owner’s death.

Business Day	Any day the New York Stock Exchange is open for regular trading.

Contract Date	The Business Day your initial Purchase Payment and all required information are received at Symetra Life. The Contract Date is identified on the contract data page.

Contract Value	The sum of the value of the Sub-accounts attributable to your contract plus any amount held in the Symetra Fixed Account.

Contract Year	A 12-month period starting on the Contract Date and each anniversary of that date.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Income Phase	The period beginning on the Annuity Date during which the payee receives annuity payments.

Loan Account	The sum of the loan principal and accrued loan interest credited at 3.0%, minus any loan payments made.

Loan Amount	The sum of the loan principal and accrued loan interest charged at 5.5%, minus any loan payments made.

NYSE	The New York Stock Exchange.

Net Investment Factor	A unit of measure we use in calculating the daily change in Accumulation Unit value for each Sub-account.

Owner, you, your	The person or legal entity entitled to exercise all rights and privileges under the contract. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the contract. Any reference to Owner in this prospectus includes any joint Owner.

Portfolios	The variable investment options in which the corresponding Sub-accounts invest.

Purchase Payment	An amount paid to Symetra Life for allocation under the contract, less any premium tax due at the time the payment is made.

Separate Account	Symetra Separate Account C, a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units and Annuity Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your contract generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this contract that provides for guaranteed interest and is part of Symetra Life’s General Account.

Spinnaker Prospectus

SUMMARY

Topics in this Summary correspond to sections in the prospectus which discuss them in more detail.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. Not all features and options may be available in all states. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the “contract”) is an agreement between you, the Owner, and Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable Sub-accounts and a fixed account. Each Sub-account purchases shares of a corresponding underlying Portfolio. The value of the Sub-accounts can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the Sub-accounts is not guaranteed and you may lose money. The Symetra Fixed Account offers an interest rate set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the Sub-accounts you selected and/or the interest rate earned on the Symetra Fixed Account. During the Income Phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the Accumulation Phase will determine the amount of payments during the Income Phase.

We offer other variable annuity contracts that have different features. However, these other contracts also have different charges that would affect your Sub-account performance and Contract Value. To obtain more information about these other contracts, contact our Home Office, at the contact information shown below under “Inquiries.”

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of six payment options: Life Annuity; Life Annuity with Guaranteed Period; Joint and Survivor Life Annuity; Joint and Survivor Life Annuity with Guaranteed

Period; Payments Based on a Number of Years; and Period Certain. This selection cannot be changed once you switch to the Income Phase. However, switching to the Income Phase does not affect the available investment options. You can choose to have fixed or variable payments, or both, for all options other than period certain options. You may choose only fixed payments for Period Certain annuity options. Any portion of annuity payments that you elect to have as variable payments will be based on investment in the Sub-accounts and will vary in amount depending on investment performance.

PURCHASE

You can buy the contract with $2,000 or more under most circumstances. You can add $250 or more as often as you like during the Accumulation Phase. Any Purchase Payment in excess of $1 million dollars requires our prior approval. Lower limits apply to a contract purchased in connection with a retirement plan. Purchase Payments can be as little as $100 if they are made automatically from your checking or savings account.

INVESTMENT OPTIONS

Currently, the Separate Account invests in 84 Sub-accounts, however not all Sub-accounts may be available for all contracts. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. You may also allocate money to the Symetra Fixed Account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your contract.

CHARGES AND EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.40% annually of the average daily net assets of each Sub-account. The insurance charges include the mortality and expense risk charge, 1.25% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the Symetra Fixed Account.

Each Contract Year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30, however, we may raise this charge to $50 per Contract Year. This charge is waived if the value of your contract is $50,000 or more.

If you take more than 10% of your Contract Value out in a Contract Year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each Purchase Payment. The charge

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is based upon the amount withdrawn and starts at 8% in the first Contract Year and decreases one percent each Contract Year until the ninth and later Contract Years when there is no charge.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a Contract Year.

You can transfer between investment options up to 12 times per Contract Year free of a transfer charge. Your transfers may be limited, however, by market timing and excessive trading policies and procedures. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

Loans may be available for certain qualified contracts. For any loans taken against the Contract Value, the loan net interest rate is an annual rate of 2.5% of the Loan Amount.

For contracts issued between April 30, 2004 and April 30, 2010 (subject to approval in the state where the contract is issued), additional death benefit options were available. If you elected one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you elected. If you elected the Guaranteed Minimum Death Benefit - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account. If you elected the Earnings Enhancement Benefit rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account and the Symetra Fixed Account.

There are also annual Portfolio expenses which vary depending upon the Portfolios you select. In 2010, these expenses ranged from 0.51% to 1.76% after any applicable expense reimbursements or fee waivers.

The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the Owner transaction expenses do not apply. See “Section 5 - Charges and Expenses” for a more detailed discussion.

TAXES

This description generally refers to the taxation of non- qualified contracts which are contracts issued outside of a qualified retirement plan. Generally, earnings and amounts equal to Purchase Payments made with pre-tax dollars are not taxed until you take them out. During the Accumulation Phase, if you take a withdrawal from a non-qualified contract you are taxed first on earnings. Earnings are taxed as ordinary income and do not qualify for lower rates applicable to long term capital gains and corporate dividends. Contracts issued in connection with certain retirement plans generally will result in taxable income even if there are no earnings in the contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the Income Phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may withdraw money at any time during the Accumulation Phase unless you are restricted by requirements of a retirement plan. Each Contract Year, you can take up to 10% of the Contract Value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular Purchase Payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the Sub-accounts you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die before moving to the Income Phase, we will pay a death benefit as described in “Section 8 - Death Benefit.” If available in your state and your contract was purchased between April 30, 2004, and April 30, 2010, there were two optional death benefits available for selection. You may have elected none, one or both benefits at the time you purchased your contract.

Guaranteed Minimum Death Benefit - Annual Reset Rider (“GMDB - Annual Reset”) resets the guaranteed minimum death benefit annually each contract anniversary until the oldest Owner attains age 75. This rider was not available for Tax Sheltered Annuities or Deferred Compensation Plans.

Earnings Enhancement Benefit Rider (“EEB”) may add 25% or 40% (depending on the age of the oldest Owner on the issue date of the contract) of your contract’s earnings, if any, to the death benefit payable at your death. This rider was available only for non-qualified contracts.

OTHER INFORMATION

Right to Examine.  If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a contingent deferred sales charge or any other charges. You will receive:

•	whatever your contract is worth on the day we receive your request which may be more or less than your original Purchase Payment;

•	a return of Purchase Payment; or

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•	the greater of the two, depending on state law requirements or if your contract is an Individual Retirement Annuity (“IRA”), Roth IRA, SIMPLE IRA or SEP IRA.

Transactions.  Under the following strategies, you can initiate transfers or withdrawals as desired or schedule them in advance. These are available at no additional charge.

•

Dollar Cost Averaging: You may elect to automatically transfer a set amount from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

•

Appreciation or Interest Sweep: If your Contract Value exceeds $10,000, you may elect to have interest from the Symetra Fixed Account or earnings from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, or annually into any other Sub-account of your choice.

•

Sub-account Rebalancing: If your Contract Value exceeds $10,000, you may elect to have each Sub-account rebalanced quarterly, semi-annually, or annually to maintain your specified allocation percentages. The minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is used for Sub-account rebalancing.

•

Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the Accumulation Phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

Qualified Contracts.  You may purchase the contract as an IRA, Roth IRA, Tax Sheltered Annuity (“TSA”), Roth TSA, or Deferred Compensation Plan (“457”), which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other qualified retirement arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you. Access to amounts held in a qualified contract may be restricted or prohibited.

Exchanges.  It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a “tax-free” exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower), and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

State Variations.  Certain provisions of the contract may be different from the general description in this prospectus, and certain riders, options, charges and fees may not be available or may vary, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES

If you need more information, please contact us at our “Home Office”:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

1-800-796-3872

http://www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

The Owner Transaction Expenses Table describes the fees and expenses that you will pay when you make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

OWNER TRANSACTION EXPENSES	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
CONTINGENT DEFERRED SALES CHARGE (1) (As a percentage of the amount withdrawn)	8%	Year 1 8% Year 2 7% Year 3 6% Year 4 5% Year 5 4% Year 6 3% Year 7 2% Year 8 1% Year 9+ 0%
WITHDRAWAL CHARGE (2) (Assessed for each withdrawal after the first withdrawal in a Contract Year)	$25	$25 or 2% of amount withdrawn whichever is less
TRANSFER CHARGE (Assessed for each transfer in excess of 12 transfers in a Contract Year)	$10	$10 or 2% of amount transferred whichever is less
LOAN NET INTEREST RATE (3) (Shown as an annual rate)	2.5% of the Loan Amount	2.5% of the Loan Amount

1	We eliminate this charge for individual retirement annuities purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us.

2	The withdrawal charge is assessed in addition to any applicable contingent deferred sales charge.

3	The annual loan net interest rate of 2.5% is equal to the difference between the interest rate of 5.5% that we charge on the Loan Amount and the interest rate of 3.0% that we credit on the Loan Account. Loans are available only for contracts issued pursuant to a Section 403(b) plan.

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.

	AMOUNT DEDUCTED
PERIODIC CHARGES (Not Including Portfolio Operating Fees And Expenses)	MAXIMUM GUARANTEED CHARGE	CURRENT CHARGE
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (1)	$50 (2)	$30
SEPARATE ACCOUNT ANNUAL EXPENSES (As a percentage of average daily net assets of each Sub-Account)
Mortality And Expense Risk Charge Asset Related Administration Charge	1.25% 0.15%	1.25% 0.15%

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES	1.40%	1.40%

CHARGES FOR OPTIONAL FEATURES (3) (FOR CONTRACTS PURCHASED PRIOR TO MAY 1, 2010)
GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET (As a percentage of the average daily Contract Value invested in the Sub-accounts)	0.20%	0.20%
EARNINGS ENHANCEMENT BENEFIT (As a percentage of the average daily Contract Value invested in the Sub-accounts and in the Symetra Fixed Account)	0.15%	0.15%
TOTAL WITH ALL OPTIONAL FEATURES	1.75%	1.75%

1	We do not deduct this charge if the Contract Value is at least $50,000 when the deduction is to be made.

2	The maximum guaranteed charge for contracts issued in 2005 and earlier may be $35 depending on your state of residence. Please see your contract for more information.

3	The optional death benefit riders are described in “Section 8 - Death Benefit” and were only available for contracts purchased between April 30, 2004 and April 30, 2010. These optional riders are no longer available for purchase.

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The Total Annual Portfolio Operating Expenses table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the contract. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2010. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more acquired funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more acquired funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio are contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual Portfolio operating expenses (before any waivers or expense reimbursement)	0.51%	1.90%
Range of total annual Portfolio operating expenses (after any waiver or expense reimbursement (2))	0.51%	1.76%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of total annual Portfolio operating expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment advisor to reimburse or waive Portfolio operating expenses until at least April 30, 2012. Advisors to certain Portfolios offered in the contract agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio.

The above Portfolio expenses were provided by the Portfolios. We have not independently verified the accuracy of the information.

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9

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, contract fees, Separate Account annual expenses, (including the mortality and expense risk charge, the asset related administration charge and if applicable any additional riders), and the Portfolio fees and expenses.

For purposes of calculating the examples, we use an average annual administration maintenance charge based on the charges paid in 2010. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. The examples do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. Different fees may be imposed during the Income Phase. Please see “Section 5 - Charges and Expenses” for a more detailed description. We based annual expenses of the underlying Portfolios on data provided by the Portfolio companies for the year ended December 31, 2010. We did not independently verify the data provided, but we did prepare the examples.

The examples should not be considered a representation of past or future expenses. Your actual costs may be higher or lower. The 5% annual return assumed in the examples is purely hypothetical. Actual returns (investment performance) will vary and may be more or less than 5%.

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

	If You Surrender Your Contract At The End of Each Time Period				If The Contract Is Not Surrendered or Is Annuitized
Contracts	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Currently issued and issued prior to May 1, 2010 with standard features elected	$1,073	$1,606	$2,150	$3,660	$342	$1,042	$1,762	$3,660
Issued prior to May 1, 2010 with the GMDB and EEB elected	$1,105	$1,702	$2,308	$3,966	$377	$1,143	$1,927	$3,966

THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS

	If You Surrender Your Contract At The End of Each Time Period				If The Contract Is Not Surrendered or Is Annuitized
Contracts	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Currently issued and issued prior to May 1, 2010 with standard features elected	$947	$1,226	$1,509	$2,357	$206	$637	$1,094	$2,357
Issued prior to May 1, 2010 with the GMDB and EEB elected	$980	$1,326	$1,679	$2,713	$242	$743	$1,271	$2,713

CONDENSED FINANCIAL INFORMATION

Appendix B contains Accumulation Unit value history for the Sub-accounts.

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1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the Owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the Accumulation Phase. Once you begin receiving annuity payments, your contract is in the Income Phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended (the “Code”). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available Sub-accounts. Each Sub-account invests in a corresponding Portfolio and you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you select affects the value of your contract and therefore, affects the amount of the annuity payments available at the time of annuitization. Investment performance of the Sub-account(s) also impacts the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a Purchase Payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the Symetra Fixed Account affects the value of your contract. You may choose fixed annuity payments at the time of annuitization. Unlike variable annuity payments, once the Income Phase begins fixed annuity payments are not affected by the investment performance of the Sub-accounts.

OWNER

The Owner (“you”) is as shown on the contract application, unless changed. You, as the Owner, may exercise all ownership rights under the contract. The contract must be issued prior to the Owner reaching the maximum issue age as stated in the contract. In certain situations, we may preserve a younger age on your contract. If your birthday falls between the application date and the Contract Date, we will issue the contract based upon your age as of the application date if requested by you and subject to state regulations.

A non-qualified contract can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly, unless both joint Owners direct us otherwise in writing. Naming joint Owners can have a negative impact on the death benefit. See “Section 8 - Death Benefit” for more information.

An Owner who is a non-natural person (e.g., a corporation or a trust) may not name a joint Owner. You may change the Owner or joint Owner by sending us a signed and dated request. If you designate someone else as Owner, that person must not have been older than the maximum issue age on the Contract Date. Unless you specify otherwise, a change in ownership is effective as of the date you signed the notice of change, subject to any payments made or actions we may take prior to receipt of the notice.

Use care when naming joint Owners and Beneficiaries and consult your agent or other advisor if you have questions.

ANNUITANT

The Annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the Annuitant unless you designate someone else before the Annuity Date. If you designate someone else as Annuitant, that person must not be older than the maximum issue age as stated in the contract on the Contract Date. Owners who are non-natural persons (e.g.,  corporations or trusts) may not change the Annuitant.

BENEFICIARY

The Beneficiary is the person or entity that is entitled to receive a benefit as described in “Section 8 - Death Benefit.” You initially name the Beneficiary on your contract application. You may change the Beneficiary at any time by sending us a signed and dated request. You may designate an irrevocable Beneficiary on your contract. An irrevocable Beneficiary must consent in writing to any change. A new Beneficiary designation revokes any prior designation and is effective when signed by you. We are not responsible for the validity of any Beneficiary designation nor for any actions we may take prior to receiving and recording a Beneficiary change. In the case of certain contracts issued in connection with retirement plans, the retirement plan may prescribe certain limitations on the designation of a Beneficiary. Since Beneficiaries have no rights under your contract until your death, they should notify us of a death as promptly as possible.

ASSIGNMENT

You can assign the contract unless restricted by applicable law; however, the new Owner can not be older than the maximum issue age on the Contract Date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. If this contract is assigned, we will treat it as a change of ownership and all rights will be transferred. We are not bound by any assignments unless in writing. Assignments are effective on the date you sign the notice of assignment, subject to all payments made and actions we take before we receive a signed copy of the assignment form at our Home Office. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an IRA or otherwise issued in connection with a tax-qualified retirement plan, your ability to assign the contract may be limited.

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2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the Income Phase at any time after the contract has been in effect for one year (eight years for the Payments Based on a Number of Years annuity option), by notifying us in writing at least 30 calendar days prior to the date that you want annuity payments to begin. For contracts issued before April 30, 2004, you can switch to the Income Phase at any time. For all contracts, however, the Income Phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans.

During the Income Phase, the payee (you or someone you choose) will receive annuity payments beginning on the Annuity Date. You name the payee when you elect an annuity option and you may change the payee designation at any time by writing to us. You may select or change an annuity option at any time prior to switching to the Income Phase by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. Some retirement plans and/or contract versions require that the Annuitant be the Owner and payee once annuity payments begin.

Switching to the Income Phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the Accumulation Phase. During the Income Phase, you cannot add Purchase Payments, change or add an Annuitant, change the annuity option, or change between fixed and variable annuity payments. When the contract switches to the Income Phase, the GMDB - Annual Reset rider and the EEB will no longer be applicable and there will generally be no death benefit. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

•	the first available payment date after you elect to begin annuity payments;

•	the latest Annuity Date specified in your contract; or

•	a different Annuity Date if required by law.

PAYMENT OPTIONS

Other than the period certain annuity, you may choose whether annuity payments will be made on a fixed basis, variable basis, or both. Period certain annuities are available only on a fixed basis. Annuity options made on a variable basis convert Accumulation Units to Annuity Units on the date you switch to the Income Phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the SAI for additional information.

ANNUITY OPTIONS

You may choose one of the options listed below. The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the Annuitant’s age at the time you switch to the Income Phase and under some contracts, the Annuitant’s sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the Annuitant lives, not the Annuitant’s life expectancy.

Life Annuity.  The payee receives monthly annuity payments as long as the Annuitant is living. Annuity payments stop when the Annuitant dies. There is no minimum number of payments with this option.

Life Annuity with Guaranteed Period.  The payee receives monthly annuity payments for the longer of the Annuitant’s life or a guaranteed period of five or more years, as selected by you and agreed to by us. Annuity payments stop on the later of the date the Annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period will result in higher annuity payments during the Annuitant’s life and fewer or no remaining guaranteed payments to the Beneficiary. A longer guaranteed period will result in lower annuity payments. If the Annuitant dies before the guaranteed payments have been made, the remaining payments will be made to the payee. As an alternative to monthly payments, the payee may elect to have the variable payments remaining commuted at the assumed interest rate of 4% and paid in a single lump sum. This alternative is not available for fixed payments.

Joint and Survivor Life Annuity.  The payee receives monthly annuity payments as long as the Annuitant is living. After the Annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second Annuitant is living. Annuity payments stop the later of the date the Annuitant dies or the date the second Annuitant dies. You name the second Annuitant and payment percentage at the time you elect this option and they cannot be changed once elected. Choosing a lower percentage amount to be paid after the death of the Annuitant and while the second Annuitant is living results in higher payments while both Annuitants are living.

Joint and Survivor Life Annuity with Guaranteed Period.  The payee receives annuity payments for the longer of the Annuitant’s life, the joint Annuitant’s life or a guaranteed period of five or more years. If the Annuitant dies before the period ends, the full benefit amount will continue to be paid to the payee until the period ends. If the joint Annuitant is alive when the guaranteed period ends, a percentage of the payment amount will continue to be paid to the payee as long as the joint Annuitant is alive. You name the joint Annuitant, payee and payment percentage at the time you elect this option and they cannot be changed once elected. Choosing a lower percentage amount to be paid after the death of the Annuitant and while the joint Annuitant is living results in higher payments while both Annuitants are living. If both the Annuitant and joint Annuitant die before the end of the

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guaranteed period, the remaining payments will be made until the end of the guaranteed period to the payee, unless you designate a new payee.

Payments Based on a Number of Years.  This annuity option is only available after the eighth Contract Year and if your Contract Value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. In general, your Contract Value is amortized over a specific term and Accumulation Units and/or the value of the Symetra Fixed Account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of Accumulation Units and/or value of the Symetra Fixed Account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the Sub-accounts and/or Symetra Fixed Account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining Contract Value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the Annuitant’s life. If the Owner dies before all annuity payments have been made, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and the Beneficiary election form. See “Section 8 - Death Benefit” for more information.

Period Certain Annuity.  The payee receives monthly annuity payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the Annuitant’s life expectancy. This option does not guarantee payments for the rest of the Annuitant’s life. This payout option is available only as a fixed annuity. If your contract is a qualified contract, period certain payments without a life contingency may not satisfy required minimum distribution rules. Consult a tax advisor before electing this option.

If you do not choose an annuity option at least 30 calendar days before the latest Annuity Date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the Annuitant’s life expectancy. If your Contract Value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

You may choose to have annuity payments made on a monthly, quarterly, semi-annual or annual basis. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

Proof of Age or Sex.  We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any Annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We will not credit interest on underpayments or charge interest on overpayments. We may require evidence satisfactory to us that an Annuitant is living before we make any payment.

Variable Annuity Payments.  Any portion of annuity payments based on investment in the Sub-accounts will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the Income Phase.

If you choose to have any portion of annuity payments based on investment in the Sub-accounts, the dollar amount of each payment will depend on:

•

the value of your contract (minus any outstanding Loan Amount) in the Sub-accounts as of the first close of the NYSE on or after the 15th day of the month preceding the Annuity Date (if the NYSE is not open on that date, the calculation will be made on the next Business Day);

•	an assumed investment return; and

•	the investment performance of the Sub-accounts you selected.

Your contract contains a Variable Annuity Purchase Rate Table that we use to determine the amount of the first annuity payment under your contract. The tables are based on an annual investment return of 4% and the Annuity 2000 Mortality Table. The amount of the first annuity payment is generally determined on the basis of the annuity option selected, the annuity purchase rate (as shown in your contract’s Variable Annuity Purchase Rate Table), the age and sex of the Annuitant, and the Annuity Date. If actual investment performance of the Sub-accounts exceeds the assumed investment return of 4%, the value of Annuity Units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of Annuity Units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the Sub-accounts will affect the amount of annuity payments. For more information, please see the SAI.

Fixed Annuity Payments.  The dollar amount of fixed annuity payments does not vary with investment performance, therefore, each payment amount will stay the same. Annuity payments under all life annuity options will be determined by applying the Contract Value or a portion of the Contract Value (minus any outstanding Loan Amount) to purchase fixed annuity payments to the Fixed Annuity Purchase Rate Table shown in your contract, or the current rates at that time if more favorable to you. The

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amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

CHANGING SUB-ACCOUNTS DURING THE INCOME PHASE

After you switch to the Income Phase, you may request to change Sub-account elections only once a month. Transfers are not allowed to or from the Symetra Fixed Account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. If you are age 85 or younger, you can purchase a non-qualified contract with a minimum initial investment of $2,000. Additional Purchase Payments of $250 or more may be added at anytime during the Accumulation Phase. For non-qualified contracts, we will waive the minimum initial investment if regular monthly payments are made through a pre-authorized transfer from a bank account (“Systematic Investing”). Each non-qualified Purchase Payment made through Systematic Investing must be at least $100. For a qualified contract, all Purchase Payments must be $30 or more, unless your retirement plan has a different requirement. Initial Purchase Payments in Maine and South Carolina may never be less than $1,000, even if made in connection with a qualified contract or Systematic Investing.

Any single Purchase Payment in excess of $1 million requires our prior approval.

Initial Purchase Payments.  Initial Purchase Payments should be forwarded to our Home Office and are normally credited to you within two Business Days of our receipt. If your initial Purchase Payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five Business Days, we will either return your initial Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will reject your application and return the initial Purchase Payment to you. In most situations, your Contract Date is the date your initial Purchase Payment and all required information are received at Symetra Life. However, if your initial Purchase Payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the Sub-accounts, your Contract Date will be the next Business Day. We reserve the right to refuse any application or initial Purchase Payment. If we refuse an application and initial Purchase Payment, we will return it within five Business Days.

Additional Purchase Payments.  Additional Purchase Payments may be made at any time by sending them to our

Home Office and should include your account number. Additional Purchase Payments made by check, mailed to our Home Office and received with all the information we need to process them are credited to your contract on the same Business Day as received by us. However, if your Purchase Payment is received at Symetra Life after the close of the NYSE, any portion to be allocated to the Sub-accounts will be credited the next Business Day. See “Section 3 - Allocation of Purchase Payments.”

Processing of Purchase Payments may be delayed by circumstances outside our control - for example, if your registered representative does not forward your Purchase Payments to us promptly. In addition, if your Purchase Payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five Business Days, we will either return your Purchase Payment or get your or your registered representative’s permission to keep it until we have received the necessary information. However, if the necessary information is not received after 15 Business Days, we will return the Purchase Payment.

We reserve the right to refuse any application or Purchase Payment that is over $1 million dollars; that does not meet our minimum requirements; that is received without the necessary information to process the payment; that is made for market timing purposes; or is otherwise contrary to law for Symetra Life to accept. If we refuse a Purchase Payment, we will return it to you within five Business Days. We will not deem payments sent to any other office besides our Home Office as received by us until such payment reaches our Home Office.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial Purchase Payment by specifying your desired allocations on the contract application. Unless you tell us otherwise, subsequent Purchase Payments will be allocated in the same proportion as your most recent Purchase Payment (unless that was a Purchase Payment you directed us to allocate on a one-time-only basis). You may change the way subsequent Purchase Payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See “Transfers” as discussed in Section 4.

Once we receive a Purchase Payment, the portion to be allocated to the Symetra Fixed Account is credited as of the day it is received. The portion to be allocated to the Sub-accounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern time. If for any reason the NYSE is closed when we receive your Purchase Payment, it will be valued as of the close of the NYSE on its next regular Business Day.

ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the

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Sub-account(s) you choose. In order to keep track of this, we use a unit of measure called an Accumulation Unit. During the Income Phase, we call the units of measure Annuity Units.

We calculate the value of an Accumulation Unit for each Sub-account as of the time the NYSE closes each day. To determine the current Accumulation Unit value, we take the prior day’s Accumulation Unit value and multiply it by the Net Investment Factor for the current day. Changes in the Accumulation Unit value reflect the investment performance of each Sub-account as well as the deductions for insurance and other charges. The value of an Accumulation Unit will usually go up or down from day to day.

The Net Investment Factor is used to measure the daily change in Accumulation Unit value for each Sub-account. The Net Investment Factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by

•	the net asset value per share of the Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day; minus

•	the daily insurance charges and any taxes Symetra Life may incur on earnings attributable to the applicable contracts, expressed as a percentage of the total net assets of the Sub-account.

When you make Purchase Payments or transfers into a Sub-account, we credit your contract with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that particular Sub-account. Similarly, when you request a withdrawal or a transfer of money from a Sub-account, we deduct from your contract Accumulation Units representing the withdrawal amount.

Example:  Assume that on Monday we receive a $1,000 Purchase Payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an Accumulation Unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 Accumulation Units for the Fidelity VIP Growth & Income Portfolio.

ASSET ALLOCATION PROGRAM

Symetra Life may make an asset allocation model program (“Program”) available for use by contract Owners. You can elect the Program at any time and at no additional charge by completing an election form that you can request in writing or by phone from us at any time or by downloading the form from our web site. The Program consists of pre-selected investment style categories (“models”), such as “conservative” or “aggressive” chosen by our affiliated investment advisor. Each model consists of predetermined Sub-accounts and allocation percentages based upon risk tolerance. Your Contract Value will be rebalanced at the specified frequency, if selected by you, to reflect the model’s original allocation percentages. You may participate in only one model at a time. New allocation models may be made available periodically. However, unless you choose a new model, your Contract Value will continue to be allocated in accordance with the originally chosen model.

Because the Program does not provide investment advice, you should consult your financial advisor to help you determine the appropriate model based on your financial needs, time horizon, and willingness to accept investment risk. You should also consult your financial advisor periodically while you own the contract to determine that your original model’s allocation still meets your needs.

An election to change models must be communicated to us in writing to our Home Office in accordance with our administrative form. If you change your election, you may be subject to short-term trading fees applied by the Portfolio companies and the transfer will count as a “transfer event” as specified under “Section 4 - Transfers Among Sub-accounts and the Symetra Fixed Account.”

You may terminate your participation in the Program at any time upon your written request. If you allocate your Sub-accounts outside of the Program, your participation in the Program will also terminate. Symetra Life reserves the right to terminate the Program at any time.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. We include a refund of all charges that may have been deducted from your contract if you request to cancel your contract during this period. This period will be at least 10 days (longer in some states). You will receive your Contract Value, a return of Purchase Payments, or the greater of the two depending on state requirements. Contract Value may be more or less than Purchase Payments. Because of the market risks associated with investing in the Sub-accounts, the Contract Value returned may be more or less than the Purchase Payments you have paid. Some states require us to return to you the amount of the Purchase Payments paid to us. In which case, Symetra Life will be subject to the investment risk. When we are required to guarantee a return of Purchase Payments or to give you a choice between a refund of Contract Value or return of Purchase Payments, we will apply amounts designated for the Sub-accounts to the Fidelity VIP Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

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4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

During the Accumulation Phase, you may allocate your Purchase Payments and Contract Value to any of the Sub-accounts available under the contract. Each Sub-account purchases the shares of one underlying Portfolio that has its own investment objective. The Portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The following Portfolios are currently offered under the contract. However, not all Portfolios are available to all contract Owners. The name, investment objective, and investment advisor of the Portfolios offered under this contract are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by contacting our Home Office. You should read those prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under this contract. If Series I and Series II shares of the Invesco V.I. Capital Development Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Barclays Capital Aggregate Bond Index Portfolio	The Barclays Capital Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Nasdaq-100 Index Portfolio	The Nasdaq - 100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	The SRI Balanced Index Portfolio seeks a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.	Calvert Investment Management, Inc. (formerly named Calvert Asset Management Company, Inc.)
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund, Inc.	The fund seeks to match the total return of the Standard & Poor’s® 500 Composite Stock Price Index.	The Dreyfus Corporation
DWS Variable Series I
DWS Capital Growth VIP	The fund seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).	Deutsche Investment Management Americas Inc.
DWS Global Small Cap Growth VIP	The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes in common stock and other equities of small companies through the world (companies with market values similar to the smallest 30% of the companies in the S&P Developed Broad Market Index, formerly the S&P/Citigroup Broad Market Index World).	Deutsche Investment Management Americas Inc.
DWS International VIP	The fund seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States). Deutsche Investment Management Americas Inc. is the investment advisor for the fund.	Deutsche Investment Management Americas Inc.
DWS Variable Series II
DWS Global Thematic VIP	The fund seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.	Deutsche Investment Management Americas Inc. Global Thematic Partners, LLC is the sub-advisor to the fund.
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company
Fidelity VIP Freedom Funds 2010 Portfolio	Fidelity VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisors
Fidelity VIP Freedom Funds 2015 Portfolio	Fidelity VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisors

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity VIP Freedom Funds 2020 Portfolio	Fidelity VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisors
Fidelity VIP Freedom Funds 2025 Portfolio	Fidelity VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisors
Fidelity VIP Freedom Funds 2030 Portfolio	Fidelity VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisors
Fidelity VIP Freedom Income Portfolio	Fidelity VIP Freedom Income Portfolio seeks high total return with a secondary objective of principal preservation.	Strategic Advisors
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “funds of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Funds of funds may have higher expenses compared to other Portfolios and therefore may be more expensive to contract Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Mid Cap Value Portfolio	The portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio

The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index at the time of purchase.

Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.

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CLASS I SHARES OF THE PORTFOLIO BELOW ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE MARCH 15, 2007
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
American Century Variable Portfolios, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
Class II shares of the American Century VP Ultra® Fund are available to all contract Owners under this contract. If Class I and Class II shares of the American Century VP Ultra® Fund are available to a contract Owner, we will allocate investments to the Class I fund.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund were reorganized into Invesco V.I. Capital Appreciation Fund effective May 1, 2006. As a result, Series I shares of Invesco V.I. Capital Appreciation Fund are available to contract Owners previously invested in Series I shares of Invesco V.I Growth Fund and Invesco V.I. Aggressive Growth Fund. If, as a result of the merger, Series I and Series II shares of the Invesco V.I. Capital Appreciation Fund are available to a contract Owner, we will allocate investments to the Series I fund.
Invesco V.I. Global Real Estate Fund	The Fund’s investment objective is total return through growth of capital and current income.	Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - MidCap Stock Portfolio	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Appreciation Portfolio	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation Sub-advised by Fayez Sarofim & Co.
Federated Insurance Series
Federated High Income Bond Fund II	The Fund’s investment objective is to seek high current income.	Federated Investment Management Company
Fidelity® Variable Insurance Products
Fidelity VIP Growth Portfolio	Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.	Fidelity Management & Research Company
JPMorgan Insurance Trust
JPMorgan Insurance Trust International Equity Portfolio	The portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.	J.P.Morgan Investment Management Inc., an indirect, wholly –owned subsidiary of JPMorgan Chase & Co.

SERIES I SHARES OF THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE MARCH 14, 2006
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Series II shares of the above Portfolios are available to all contract Owners under the contract. If Series I and Series II shares of the Invesco V.I. Capital Development Fund and/or the Invesco V.I. International Growth Fund are available to a contract Owner, we will allocate investments to the Series I fund.

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THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 28, 2005
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Health Care Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - Quality Bond Portfolio	The fund seeks to maximize total return, consisting of capital appreciation and current income.	The Dreyfus Corporation
Federated Insurance Series
Federated Capital Income Fund II	The Fund’s investment objective is to achieve high current income and moderate capital appreciation.	Federated Equity Management Company of Pennsylvania Sub-Advised by Federated Investment Management Company
Fidelity® Variable Insurance Products
Fidelity VIP Asset Manager Portfolio	Fidelity VIP Asset Manager Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company
ING Investors Trust
ING Global Resources Portfolio	The Portfolio seeks long term capital appreciation.	Directed Services, LLC Sub-Advised by ING Investment Management, Co.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE NOVEMBER 30, 2004
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio	To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund’s portfolio.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio	Reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer Growth Opportunities VCT Portfolio	Growth of capital.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

THE FOLLOWING PORTFOLIOS ARE AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN THEM SINCE APRIL 30, 2003
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth.	Fidelity Management & Research Company
JPMorgan Insurance Trust
JPMorgan Insurance Trust U.S. Equity Portfolio	The portfolio seeks to provide high total return from a portfolio of selected equity securities.	J.P.Morgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
DWS Variable Series II
DWS Balanced VIP	The fund seeks high total return, a combination of income and capital appreciation. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds, government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests approximately 60% of net assets in common stocks and other equity securities and approximately 40% of net assets in fixed-income securities, including non-investment grade high yield bonds. The fund invests at least 25% of net assets in fixed-income senior securities and at least 25% of net assets in common stocks and other equity securities.	Deutsche Investment Management Americas Inc. Deutsche Asset Management International GmbH (“DeAMi”) and QS Investors, LLC serve as sub-advisors for the fund.

THE FOLLOWING PORTFOLIO IS AVAILABLE ONLY IF YOU HAVE BEEN CONTINUOUSLY INVESTED IN IT SINCE APRIL 30, 2000
PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
ING Investors Trust
ING JPMorgan Emerging Markets Equity Portfolio	The Portfolio seeks capital appreciation.	Directed Services, LLC Sub-Advised by J.P. Morgan Investment Management Inc.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts of other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies to invest simultaneously in the Portfolios. Currently, neither we nor the Portfolios foresee any such disadvantages to variable life insurance owners or variable annuity owners. The Portfolios must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Portfolio’s response to any of those events or conflicts insufficiently protects contract Owners, we will take appropriate action. For more information about the risks associated with the use of the same funding vehicle for both variable annuity contracts and variable life insurance policies of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and advisor or manager. Certain Portfolios available through the contract have names similar to funds not available through the contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Portfolio available through the contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Please note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to contract fees and expenses, the yields of any Sub-account investing in a money market fund may also become extremely low and possibly negative.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We receive compensation from some or all of the Portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the contract. We also receive this compensation for providing services to contract Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity contracts and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this contract is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation we receive is paid by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees indirectly through your investment in the

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Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Home Office. The compensation that we receive may be significant and we may profit from this compensation.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisors may pay us less; some do not pay us any such compensation.

When determining which Portfolios to offer in our variable contracts, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We also consider the amount of compensation that we receive from the Portfolios, their advisors, or their distributors. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice.

Although the compensation we receive may be used indirectly for distribution of the contracts, compensation for selling the contracts is set by Symetra Life and paid directly by us to the broker-dealer selling you this contract. See “Section 9 - Other Information” for information regarding the selling compensation we pay for sales of the contracts.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your contract. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new Purchase Payments by existing or new contract Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option available under the contract. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

AVAILABILITY OF THE SUB-ACCOUNTS

Certain Sub-accounts are closed to new investors and only available to contract Owners who have been continuously invested in them as of a certain date. Once a contract Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the contract Owner for investment.

VOTING RIGHTS

We are the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

You have no voting rights with respect to values in the Symetra Fixed Account.

SYMETRA FIXED ACCOUNT

The contract also offers a fixed account which credits interest rates that are set and guaranteed by Symetra Life. At the time you purchase the contract, you can choose to allocate your Purchase Payment to any of the following Initial Guaranteed Interest Periods: 1-year, 3-year and 5-year. Different interest rates may apply to each of the initial guaranteed periods. A minimum Purchase Payment of $1,000 is necessary for the 3- and 5-year Initial Guaranteed Interest Periods. No future Purchase Payments or transfers may be made to the 3-year and 5-year Initial Guaranteed Interest Periods.

Each Purchase Payment will be credited with the interest rate established for the date that we receive the Purchase Payment. This rate will apply to the Purchase Payment on the date we receive it and continue for the guaranteed period chosen. If you make additional Purchase Payments to the 1-year Initial Guaranteed Interest Period, each will be credited with the applicable interest rate from the date we receive it to the end of the guaranteed period.

Once the guaranteed period is over, we can adjust the interest rate. Adjusted rates will apply to Purchase Payments and their credited interest for at least 12 months, when the rate can be adjusted again.

In the first Contract Year, additional interest will be credited to Purchase Payments allocated to the Symetra Fixed Account if the initial Purchase Payment is greater than $100,000. If you make additional Purchase Payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first Contract Year. If a Purchase Payment brings the total Purchase Payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that Purchase Payment to the end of the first Contract Year.

Different interest rates may apply to each of your Purchase Payments depending on the interest rate established for the date we receive the Purchase Payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract or state non-forfeiture law at the time we issue the contract. You bear the risk that they

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will never be greater than the guaranteed amount. We reserve the right to change the guaranteed minimum interest rate for newly issued contracts subject to applicable state law.

Payments from the Symetra Fixed Account are also subject to minimum amounts required by state law. These minimum amounts only apply upon annuitization from the Symetra Fixed Account, payment of a death benefit upon death of the Owner, or a total withdrawal from the Symetra Fixed Account. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account (the amount applied to annuity payments or paid for a total withdrawal or death benefit) will be at least equal to the minimums required by state law. If necessary to meet this minimum, charges will be waived.

For more information regarding the Symetra Fixed Account, please see your contract. For more information regarding the limitations on transfers to and from the Symetra Fixed Account, please see below “Section 4 - Transfers Among Sub-accounts and the Symetra Fixed Account.”

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

During the Accumulation Phase you can transfer money among the Sub-accounts and the Symetra Fixed Account 12 times per Contract Year free of a transfer charge. We measure a Contract Year from the anniversary of your Contract Date. Each additional transfer in a Contract Year may have a charge of $10 or 2% of the amount transferred whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. If a transfer will result in the remaining balance in an investment option being less than $500, you must transfer the entire amount out of the investment option. The minimum you can transfer into any investment option is $50. In addition to this $500 minimum, transfers out of the Symetra Fixed Account are limited to a maximum of 10% of the Symetra Fixed Account value per Contract Year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. We determine whether you have transferred more than 10% of the Symetra Fixed Account value at the time of the transfer. If you make more than one transfer from the Symetra Fixed Account in a Contract Year, the amounts of all previous transfers from the Symetra Fixed Account in the Contract Year are subtracted from the current 10% amount to determine the amount available for transfer.

Transfer requests received by us with all information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close of the NYSE on its next regular Business Day.

TRANSFER TRANSACTIONS AVAILABLE

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

•	your contract;

•	the amount of the transfer; and

•	which investment options are affected.

We cannot process your transfer request until we have received the request at our Home Office. Transfer requests received by us with all the information we need to process the request will be effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. Eastern Time. If for any reason the NYSE is closed when we receive your transfer request, it will be valued as of the close the NYSE on its next Business Day.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Symetra Life will not be liable for any failure to question or challenge such request for transfer as long as there is a valid signed authorization on record at Symetra Life.

Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number (“PIN”). However, we do not accept transfer requests sent by e-mail. Transfer instructions you send electronically through the Internet are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider’s, your Symetra Life registered representative’s, or Symetra Life’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your PIN because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

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We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract Owners. In addition, if we receive a transfer request that is to be allocated to the Symetra Fixed Account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the Symetra Fixed Account.

SCHEDULED TRANSFERS

During the Accumulation Phase, you can choose among several investment strategies that are available at no charge. We refer to any transfer made using these strategies as “scheduled transfers” and they will not count against your 12 free transfers. We may impose restrictions on the number of scheduled transfers that can be initiated during each Contract Year or on the investment options available for scheduled transfers. If such restriction is imposed or we change the Sub-accounts available, we will notify you in writing. Once started, dollar cost averaging and appreciation or interest sweep scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the investment option designated as the source of the scheduled transfer. If you make a transfer or withdrawal outside of either the dollar cost averaging or appreciation or interest sweep strategy and that transfer or withdrawal is from the investment option you have designated as the source for these strategies, your scheduled transfers will stop. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts. If you choose to transfer amounts among more than one Sub-account, transfers into each Sub-account must be at least $50. If a transfer will result in the remaining balance in a Sub-account being less than $500, you must transfer the entire amount out of the Sub-account.

Dollar cost averaging transfers from the Symetra Fixed Account are limited to 4% per quarter (1.33% monthly) of your value in the Symetra Fixed Account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the Sub-accounts.

Appreciation or Interest Sweep.  If your Contract Value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each Contract Year from the Fidelity VIP Money Market Portfolio and earned interest up to 10% from the Symetra Fixed Account to the other Sub-accounts monthly, quarterly, or annually. Appreciation or interest sweep cannot be used to transfer money to the Symetra Fixed Account or to the Fidelity VIP Money Market Portfolio.

Sub-account Rebalancing.  After your money has been invested, the investment performance of the Sub-accounts may cause the percentage in each Sub-account to change from your original allocations. If your Contract Value is at least $10,000, you can instruct us to adjust your investment in the Sub-accounts to maintain a predetermined mix quarterly, semi-annually, or annually. Sub-account rebalancing can be used with dollar cost averaging and appreciation or interest sweep; however, it is not available for the Symetra Fixed Account. The $10,000 minimum Contract Value requirement is waived if a Symetra Life approved asset allocation program is used for Sub-account rebalancing.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The contract and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Frequent transfers between and amount the Sub-accounts may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect Portfolio performance, thereby negatively impacting long-term contract owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract Owners, Portfolios, Portfolio shareholders, and the Separate Account, we have established certain policies and procedures to aid us in detecting and deterring contract Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters. We do not include Symetra Life approved investment strategies such as dollar-cost averaging, Sub-account rebalancing, and other approved systematic transactions, such as asset allocation programs, when monitoring for market timing.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for

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“inter-Sub-account” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and

•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Portfolios that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular contract Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12 month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all contract Owners and owners of other Symetra Life variable products.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Portfolios and dilution of long-term Sub-account owners’ returns. Thus, your Contract Value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those Portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, federal regulations may require us to provide individual transaction and contract Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual contract owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other

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disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Contract Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of Accumulation Units and Annuity Units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the optional benefit charges described below.

Mortality and Expense Risk Charge.  This charge is equal, on an annual basis, to 1.25% of the average daily net assets of each Sub-account you are invested in. This charge compensates us for the mortality and expense risks we have under all Spinnaker contracts. Our mortality risk arises from our obligations to make annuity payments for the life of the Annuitant and to pay death benefits prior to the Annuity Date. Our expense risks under the contracts include the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including additional distribution expenses. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased for the life of the contract.

Asset Related Administration Charge.  This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased for the life of the contract.

OPTIONAL BENEFIT CHARGES

If your contract was purchased between April 30, 2004 and April 30, 2010, you may have elected optional benefits which require additional charges. Those optional benefits are GMDB - Annual Reset and EEB.

Guaranteed Minimum Death Benefit - Annual Reset.  If you elected the GMDB - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each Sub-account you are invested in. This charge is for the cost and risk associated with offering the GMDB - Annual Reset rider. We stop deducting this charge on the date you switch to the Income Phase or when the death benefit is paid, whichever occurs first. GMDB - Annual Reset was only available for non-qualified contracts, IRAs, and Roth IRAs. This benefit was available only between April 30, 2004 and April 30, 2010 and it is irrevocable.

Earnings Enhancement Benefit.  If you elected the EEB rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each Sub-account and the Symetra Fixed Account. The charge is for the cost and risk associated with offering the EEB option. We stop deducting this charge on the date you switch to the Income Phase or when the death benefit is paid, whichever occurs first. EEB was only available for non-qualified contracts. This benefit was available only between April 30, 2004 and April 30, 2010 and it is irrevocable.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE

During the Accumulation Phase we will deduct a $30 annual administration maintenance charge from your contract on the

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last day of each Contract Year and if you withdraw the entire Contract Value. This charge is for administrative expenses and may be changed but may never exceed $50 per Contract Year. If your contract was issued in 2005 or earlier, the maximum charge may be $35 per Contract Year. Please see your contract for more information. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the Income Phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your Contract Value was less than $50,000 when annuity payments began.

LOAN INTEREST RATES

The loan interest spread is the difference between the amount of interest we charge you for a loan (a maximum effective annual rate of 5.5% of the Loan Amount) and the amount of interest we credit to the amount in your Loan Account (a guaranteed effective annual rate of 3.0% of the Loan Account). This results in a net loan interest rate of 2.5% of the Loan Amount.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals, including partial withdrawals, in excess of your free withdrawal amount that is described under “Section 7 - Access to Your Money.” This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

The contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each Purchase Payment is in your contract. Subsequent Purchase Payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge (“CDSC” in the table below) is stated as a percentage of the amount withdrawn. It starts at 8% in the first Contract Year and declines one percent each Contract Year as follows:

Contract Year	1	2	3	4	5	6	7	8	9+
CDSC	8%	7%	6%	5%	4%	3%	2%	1%	0%

Unless you tell us otherwise, when the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract.

We will not assess the contingent deferred sales charge for:

•	annuity payments;

•	repetitive withdrawals taken over life expectancy;

•	eligible healthcare confinement withdrawals;

•	death benefits; and

•	premium taxes.

We eliminate the contingent deferred sales charge for individual retirement annuity contracts purchased with rollovers of $1,000 or more from employer-sponsored plans that own group variable annuities issued by us. We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under other circumstances which reduce our sales expense. See “Section 9 - Other Information.”

FREE WITHDRAWAL AMOUNT

Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your Contract Value withdrawn in a Contract Year. We determine whether you have withdrawn more than 10% of the Contract Value at the time of withdrawal. If you take more than one withdrawal in a Contract Year, all previous withdrawals in the Contract Year are added to the current Contract Value to determine whether more than 10% of the Contract Value has been withdrawn in that year. In addition, there is no withdrawal charge on the first withdrawal you make in a Contract Year, but the contingent deferred sales charge may apply.

WAIVER OF SURRENDER CHARGES UPON HEALTHCARE CONFINEMENT

If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days (60 or more consecutive days for contracts issued prior to April 30, 2004, if approved in your state) and that your confinement began after your Contract Date. If you are confined to a healthcare facility on the Contract Date, you are not eligible for this waiver of contingent deferred sales changes until after the first Contract Year. Please see your contract for more information.

WITHDRAWAL CHARGE

We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a Contract Year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, repetitive withdrawals, or if you withdraw the entire Contract Value. See “Section 7 - Access To Your Money” for a discussion of repetitive withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the Sub-account that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of dollar cost averaging, appreciation sweep, interest sweep, or Sub-account rebalancing, it will not be counted as part of your 12 free transfers.

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PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each Purchase Payment is made. In this case, Purchase Payments, as discussed in this prospectus, may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract as stated in your contract.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract. If we choose to deduct these income or other taxes, we will notify you in writing.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios for investment management fees and other operating expenses the Portfolios incur. These expenses are summarized in the fee table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax advisor about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to Purchase Payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply. For example, contracts by a trust which holds the contract as an agent for a natural person, contracts held for non-qualified deferred compensation arrangements, and contracts held for qualified retirement plans may be able to defer tax on earnings until money is withdrawn from the contract.

DEATH BENEFITS

Neither of the optional death benefits paid under the contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS

Contracts purchased as an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. If the contract is purchased as part of your employer’s retirement plan, we are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (“ERISA”). You should consult your tax advisor regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on Purchase Payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract’s or retirement plan’s qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code.

You may be able to make a direct transfer or rollover from other qualified plans and contracts to this contract. If certain requirements are met, you may be able to transfer amounts in your contract to another eligible retirement plan or IRA.

Generally, qualified contracts (except for Roth IRAs) are subject to required minimum distributions. For TSAs and 457 plans you must begin receiving required minimum distributions no later than April 1 of the year following the latter of attainment of age 70 1/2 or the date you sever employment with the employer sponsoring the plan. For IRAs, you must begin receiving required minimum distributions by April 1 of the year following the year in which you reach age 70 1/2. There may be substantial penalties if you fail to take required minimum distributions.

A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. SEP IRAs and SIMPLE IRAs are subject to different rules.

Furthermore, under final regulations issued by the Internal Revenue Service (“IRS”), the value of “other benefits” provided under annuity contracts are included for purposes of calculating required minimum distributions. These other benefits include the value of any guaranteed minimum death benefits provided

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under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution may be impacted. If you are purchasing a qualified contract, you should consult a tax advisor.

To the extent Purchase Payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. Under some circumstances, you may be able to make “after-tax” Purchase Payments. In some cases, you must satisfy retirement plan or Code requirements before you take money out. For example, the Code restricts certain withdrawals from TSAs.

When this contract is issued in connection with a qualified plan, we will amend the contract as necessary to conform to the requirements of the plan. However, you are cautioned that the rights of any person to benefits under the retirement plan may be subject to the terms and conditions of the plans, regardless of the terms and conditions of the contract. In addition, we will not be bound by the terms and conditions of a retirement plan to the extent such terms and conditions contradict the contract, unless we consent.

TAX SHELTERED ANNUITIES - 403(B) CONTRACTS

TSAs are available to eligible employees of public school systems and organizations that are tax exempt under Section 501(c)(3) of the Code. Effective on January 1, 2009, Department of Treasury 403(b) regulations went into effect. The regulations generally require employers offering 403(b) plans to maintain those plans pursuant to a written plan document and to coordinate administration of the plans. Depending on the employer’s written plan, there may be restrictions on the availability of loans, distributions, transfers and exchanges.

Purchase payments made on a contract may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. Distributions of employer contributions on or after January 1, 2009, are subject to distribution restrictions specified in the employer’s 403(b) plan.

If your contract is issued pursuant to a 403(b) plan, we generally are required to confirm with your 403(b) plan sponsor that your Purchase Payments to or surrender, withdrawals, transfers or loans from your contract comply with applicable tax requirements before we process those transactions and to decline Purchase Payments or requests that are not in compliance. These transactions cannot be processed until all information required under the tax law is received. By directing Purchase Payments to the contract or requesting any one of these payments, you consent to the sharing of confidential information about you, the contract, and any other 403(b)

contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

As a general matter, all contracts that have received plan contributions after 2004 are required to be included in the 403(b) and subject to your employer’s administration. The rules are complex, and this discussion is not intended as tax advice. The IRS continues to issue guidance and clarification regarding the rules. Some rules may be subject to difference interpretations. You should consult your own tax advisor or your employer to discuss the regulations.

WITHDRAWALS FROM ROTH IRAS AND ROTH TSAS

Qualified distributions from Roth IRA and Roth TSA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA or Roth TSA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual’s death or disability, or, for Roth IRAs only, as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISOR FEES

Withdrawals from non-qualified contracts for the payment of investment advisor fees will be considered taxable distributions from the contract. The IRS has held, however, that the payment of investment advisor fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax advisor for details.

OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS

It is possible that the IRS may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA, Roth IRA, TSA, Roth TSA, 457, or other retirement plan, are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax Purchase Payments remaining in the contract.

The Code generally treats distributions as coming first from earnings (also referred to in the Code as “income on the contract”) and then from Purchase Payments. Non-qualified deferred annuity contracts issued by the same insurer to the same Owner in the same year are treated as one contract for tax

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purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to Purchase Payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

If the contract’s Income Phase occurs at a time when the Annuitant has reached an advanced age (e.g., past age 95), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, gains under the contract could be currently includable in your income.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract. For qualified contracts, the after-tax investment may be zero. The exclusion ratio is determined when annuity payments start. It is applied to each annuity payment over the expected stream of annuity payments, so that each annuity payment is taxable in part and tax-free in part. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

EFFECT OF CIVIL UNIONS AND DOMESTIC PARTNERSHIPS

For non-qualified and qualified annuities, there may be certain distribution options or elections available under federal tax law to beneficiaries who are “spouses” as defined under federal tax law. However, these same options may not be available to surviving beneficiaries who are “civil union partners,” “domestic partners” or other similar relationships as recognized under the laws of certain states. These options are available only to a person defined as a “spouse” under the federal Defense of Marriage Act, or any other applicable federal law. Accordingly, the administration of spousal rights and the related tax reporting for the contract will be done in a manner consistent with federal tax law requirements. The rights and benefits of civil union, domestic partnerships and other similar relationships under federal law is evolving and complex. Therefore, you should contact your legal advisor to discuss the availability of options and elections available to your surviving partner.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

If you are considering a partial exchange of an annuity contract, you should consider the conditions described by Revenue Procedure 2008-24 effective for partial exchanges completed on or after June 30, 2008. Partial exchanges may qualify for tax free treatment if you meet the conditions outlined in the revenue procedure. We advise you to consult a tax advisor as to the potential tax consequences before attempting any partial exchange.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

A transfer or assignment of ownership of a contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed here. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

PARTIAL ANNUITIZATION

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

DIVERSIFICATION/OWNERSHIP

Variable annuity contracts receive tax deferral as long as the Sub-accounts meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among Sub-accounts without paying income tax until you take money out.

In certain circumstances, a variable contract owner may be considered the owner of the assets of a segregated account, such as the Separate Account, if the IRS deems the owner to possess “ownership” in those assets, such as the ability to exercise investment control over the assets. Under this contract, you have the option to invest in a number of Sub-accounts. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of Sub-accounts you can select from, and the extent to which you can make transfers. If issued, such

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guidance could be applied either prospectively or retroactively and result in you being treated as the Owner of the Separate Account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment. However, there is no assurance that such modifications would be successful.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate. Certain “eligible rollover distributions” from 403(b) and governmental 457 plans, which are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% withholding. For this purpose, an eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or TSA or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax, gift tax and generation-skipping transfer tax exemptions; reduces the federal estate tax rate and generation-skipping transfer tax rate; and retains the gift tax rate.

The estate, gift, and generation-skipping transfer tax exemption provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift, and generation-skipping transfer taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

If you are considering the purchase of the contract as part of your estate tax planning, you should consult with your tax advisor particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. If you are not a U.S. citizen or resident, you will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes that may be imposed by your country of citizenship or residence. You should consult with a qualified tax advisor regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under federal tax law.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

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7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

•	by taking partial withdrawals during the Accumulation Phase;

•	by surrendering your contract during the Accumulation Phase;

•	by taking repetitive withdrawals (described below);

•	by taking a loan;

•	by receiving payments during the Income Phase (see “Section 2 - Annuity Payments”); or

•	when a death benefit is paid to your Beneficiary (see “Section 8 - Death Benefit”).

PARTIAL WITHDRAWALS

During the Accumulation Phase, you can make partial withdrawals from the amount available under your contract by writing to us at our Home Office. The withdrawal request must be accompanied with all the information we need to process it. Partial withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the Contract Value if less. If you take a partial withdrawal, you must tell us from which investment options we are to take the withdrawal. Once we receive your request, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE. Partial withdrawals are payable within seven calendar days.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire Contract Value, an annual administration maintenance charge. There are situations where all or some of these charges don’t apply. See “Section 5 - Charges and Expenses” for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

SURRENDERING YOUR CONTRACT

You can surrender your contract for its Contract Value at any time before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request at our Home Office. All benefits will terminate as of the date we receive the required information to process your surrender request. We will determine your surrender value as of the next close of the NYSE after we have received the required information to process your request. We will pay you the surrender value within seven calendar days.

The surrender value will be equal to your Contract Value minus any applicable contingent deferred sales charge, withdrawal charge, annual administration maintenance charge, and Loan Amount.

REPETITIVE WITHDRAWALS

Repetitive withdrawals allow you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value that you request from a specified Sub-account monthly, quarterly, semi-annually or annually. The minimum amount for each withdrawal is $500, or the Contract Value if less. You may request repetitive withdrawals by completing the appropriate form and sending it to our Home Office. Repetitive withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

•	your life expectancy; or

•	the joint life expectancy of you and your Beneficiary.

You may begin repetitive withdrawals based on life expectancy by providing us with your gender and verification of age in order for us to calculate the monthly, quarterly, or annual withdrawal amount. We calculate the amount of a repetitive withdrawal based on life expectancy by dividing the Contract Value by the life expectancy of the Owner as determined by using the IRS single life table. If it is a joint life expectancy, then we divide the Contract Value by the life expectancy of the Owner and joint Owner (or Beneficiary) by the IRS joint life table.

Example One:  Assume that the Contract Value is equal to $100,000 and the Owner requests a repetitive withdrawal and is age 55. Based on the IRS single life table, the life expectancy of an Owner age 55 is 29.6 years. The first repetitive withdrawal amount is equal to $100,000 divided by 29.6 which equals an annual payment of $3,378.38.

Example Two:  Assume that in one year, when the contract Owner is age 56, the Contract Value is equal to $101,453. The life expectancy of the Owner is 28.7 years. The repetitive withdrawal amount is equal to $101,453 divided by 28.7 which equals an annual payment of $3,534.95.

Repetitive withdrawals that are based on life expectancy may allow you to avoid the early withdrawal tax penalty of 10% that you would otherwise pay for taking withdrawals prior to age 59 1/2. If you take additional withdrawals or otherwise modify or stop these repetitive withdrawals, a withdrawal charge may apply and there may be tax consequences and penalties. You should talk to your tax advisor for more information on taking repetitive withdrawals to avoid the 10% tax penalty.

If you make repetitive withdrawals that are not based on life expectancy, the same restrictions, income taxes, and tax penalties that apply to random withdrawals also apply to repetitive withdrawals.

LOANS

Subject to your TSA employer’s plan, you may take a loan against your Contract Value. Loan charges will apply. See “Section 5 - Charges and Expenses.” You may request a loan from us using your Contract Value as the security for the loan if:

•	your contract is not subject to Title 1 of ERISA;

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•	your contract is issued under Section 403(b) of the Code; and

•	you are permitted to take loans under the plan.

You may have only one loan outstanding at any time. The amounts and terms of a loan may be subject to state restrictions, plan requirements, and Section 72(p) of the Code. You should consult a tax advisor before taking a loan.

You must complete a loan application and sign a loan agreement in which you consent to maintain a required minimum collateral balance of at least 175% of the outstanding Loan Amount in the Symetra Fixed Account at all times. If your balance in the Symetra Fixed Account is less than the required minimum collateral balance, we will transfer money from the Sub-accounts (as selected by you on your loan application) to the Symetra Fixed Account to reach the required minimum collateral balance. Any amount allocated to the Symetra Fixed Account as part of the required minimum collateral balance for a loan will not be included for purposes of applying transfer and withdrawal restrictions. Withdrawals and transfers from the Symetra Fixed Account are not allowed to the extent they would cause the value in the Symetra Fixed Account to be less than the required minimum collateral balance.

If a loan is outstanding when you request to switch to the Income Phase, you must repay the loan before annuity payments will begin. The amount available for annuitization will then be the Contract Value after the deduction of the Loan Amount and any loan charges due.

If a loan is outstanding when you die, the Loan Amount plus any charges due at the time of your death will be deducted from the death benefit proceeds prior to making payment to your Beneficiary.

The amount of your scheduled loan payment will be provided to you upon loan issuance. The scheduled loan payment amount is determined by level amortization of the Loan Amount over the repayment period at the loan’s charged rate of interest. Loan payments must be made at least quarterly, but may be made more rapidly, if desired. Payments made in addition to the regularly scheduled payments will be applied first to the interest accrued since the last payment and then to reduce principal. Payments made in addition to regularly scheduled payments will not change the amount of future loan payments, but may result in fewer payments.

If a loan payment is more than 90 days past due, the loan is in default. Loans in default will continue to accrue interest on the outstanding Loan Amount until the loan is repaid. Loans in default will have tax consequences. For more information on loans, consult your loan agreement.

Loans taken prior to May 1, 2010 may have different terms. Consult your loan agreement for more information.

WITHDRAWAL RESTRICTIONS ON TSA CONTRACTS

Your right to make withdrawals or surrenders is subject to any restrictions imposed by applicable law or retirement plans.

There are certain restrictions imposed on withdrawals of contracts used as funding vehicles for 403(b) retirement plans (“TSAs”). Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

•	you attain age 59 1/2;

•	you leave your job;

•	you die or become disabled as defined by the Code;

•	you experience a qualifying hardship (applies to contributions only);

•	you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order; or

•	you are a member of the National Guard Reserves, are called to active duty and request a qualified reservist distribution.

Also, for 403(b) contracts, amounts attributable to employer contributions that were made on or after January 1, 2009, are subject to restrictions on withdrawals specified in your employer’s 403(b) plan, in order to comply with tax regulations. Amounts transferred to a 403(b) contract from other 403(b) contracts or accounts are generally subject to the same restrictions on withdrawals applicable under the prior contract or account.

In the case of all qualified contracts, tax penalties may apply to withdrawals. There may also be restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made. However, these restrictions on withdrawals do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM (“TEXAS ORP”)

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

•	terminate employment in all eligible Texas institutions of higher education;

•	retire;

•	attain age 70 1/2; or

•	die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.

MINIMUM VALUE REQUIREMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the

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investment option would be less than $500. Similarly, you must withdraw the entire Contract Value and your contract will terminate if, after a withdrawal, the remaining Contract Value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal. We may waive this minimum balance for contracts issued in connection with employer sponsored retirement plans.

Withdrawals, including any charges, reduce the number of Accumulation Units and/or the value of the Symetra Fixed Account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See “Section 6 - Taxes.”

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the GMDB - Annual Reset rider and/or the EEB rider. The death benefit provisions may be different for contracts issued prior to April 30, 2004. Please refer to your contract for variations.

DEATH DURING THE ACCUMULATION PHASE

If any Owner dies during the Accumulation Phase, the death benefit is payable to the:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

If the Owner is a non-natural person (e.g., a corporation or trust), the death of any Annuitant is treated as the death of the Owner. Therefore, a joint Annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first Annuitant.

If an Annuitant is not the Owner and dies during the Accumulation Phase, the Owner must designate a new Annuitant. If an Annuitant is not designated within 30 days after we are notified of the Annuitant’s death, the Owner will be named as an Annuitant.

Basic Death Benefit

The basic death benefit is the higher of:

1)	your current Contract Value (as of the date indicated below); or

2)	if you are a sole Owner or the oldest joint Owner, the guaranteed minimum death benefit.

The basic guaranteed minimum death benefit is initially equal to your first Purchase Payment and is immediately increased by additional Purchase Payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The guaranteed minimum death benefit is reset on each 8-year contract anniversary until the oldest Owner attains age 72. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or is “stepped up” to your Contract Value on that date, if higher.

Calculation of Death Benefit

We will determine the amount of and pay the death benefit upon receipt at our Home Office of the following:

•	proof of death acceptable to us, such as a certified copy of a death certificate;

•	written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment; and

•	any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the guaranteed minimum death benefit exceeds the Contract Value, we will add money to your contract in order to satisfy the guaranteed minimum death benefit. The money added will be allocated to the investment options, in the same manner as Purchase Payments. For limitations on the amount we will add, please see “Limitations on Death Benefit” described below.

Payment of Death Benefit

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, Beneficiaries should notify us of a death as promptly as possible to limit the risk of their decline in benefit value. The amount of the death benefit will include any interest required by state law. In all cases, any outstanding Loan Amount will be deducted from the death benefit proceeds.

Under a non-qualified contract, the death benefit may be paid as:

1)	a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

2)	annuity payments made over the Beneficiary’s life or life expectancy. To receive annuity payments, the Beneficiary must make this election within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If you entered into a civil union your rights to continue the

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contract may be limited under federal laws. See “Section 6 - Taxes” for more information. If this spouse is also the oldest joint Owner, the guaranteed minimum death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the Contract Value.

If there is no surviving joint Owner, or the contract is owned by a single Owner, the right to receive the death benefit or to change the payee for remaining annuity payments will pass to the Beneficiary as elected on the contract application (or Beneficiary designated on our records, if changed by you at a later date).

If the age of the Annuitant or contract Owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the Annuitant or contract Owner.

DEATH DURING THE INCOME PHASE

If an Owner dies during the Income Phase, then any amounts paid after an Owner’s death will depend on which annuity option was selected. Under the Payments Based on a Number of Years annuity option, if an Owner dies before the entire Contact Value has been paid out, we will pay a death benefit equal to the Contract Value as of the date we receive proof of death and an election of how to take the death benefit payment. If an Owner dies while annuity payments are being paid under another annuity option, we will pay the remaining annuity payments, if any, in accordance with that option. If the Annuitant is not the Owner and dies after the Annuity Date, then we will continue paying any remaining annuity payments to the payee designated by the Owner. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See “Section 2 - Annuity Payments” for more information.

The right to receive the death benefit under Payments Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:

•	surviving Owner; or if none, then

•	the surviving primary Beneficiary; or if none, then

•	the surviving contingent Beneficiary; or if none, then

•	the estate of the last Owner to die.

OPTIONAL DEATH BENEFITS

If your contract was purchased between April 30, 2004 and April 30, 2010, you may have elected none, one or both optional benefits available at the time you purchased the contract. The optional death benefits were only available for certain contracts as discussed below.

Guaranteed Minimum Death Benefit - Annual Reset (“GMDB - Annual Reset”). If you were under age 75 at the issue date of the contract, you may have elected the GMDB - Annual Reset rider. If you elected the GMDB - Annual Reset rider, it will replace the basic guaranteed minimum death benefit described above. If the contract is owned by joint Owners, both Owners must have been under age 75 as of the issue date of the contract to elect this rider. This rider is only available for non-qualified contracts, IRAs, and Roth IRAs. It is not available for TSA and 457 contracts. This benefit was only available between April 30, 2004 and April 30, 2010. If you elected this rider, we will deduct a charge. Once you have elected the benefit, you cannot cancel it, and the 0.20% annual charge will continue to be deducted, even during periods when the GMDB - Annual Reset would provide no benefit.

If you have elected this rider, the guaranteed minimum death benefit will be reset annually each contract anniversary until the oldest Owner attains age 75. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or the Contract Value on that date, if higher.

The GMDB - Annual Reset rider terminates and the charge is no longer deducted if:

•	the contract enters the Income Phase prior to your death; or

•	a spouse continues the contract after the death of the sole Owner or oldest joint Owner.

If the surviving spouse is the oldest joint Owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any Owner is misstated so that the Owner would not have been eligible to purchase the benefit, the rider is terminated.

Earnings Enhancement Benefit (“EEB”). If you were under age 76 on the issue date of the contract, you may have elected the EEB rider. If the contract is owned by joint Owners, both Owners must have been under age 76 as of the issue date of the contract to elect this rider. The EEB rider is only available for non-qualified contracts and was only available between April 30, 2004 and April 30, 2010. If you elected this rider, we will deduct a charge. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole Owner’s or oldest joint Owner’s death and will be added to the basic or GMDB - Annual Reset death benefit that is described above.

If the oldest Owner is age 69 or under when you purchase your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest Owner is age 70 through 75 when you purchase your contract, the EEB is equal to 25% of the earnings remaining in the contract.

However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the guaranteed minimum death benefit.

For purposes of this benefit, we define “earnings” as the amount by which the Contract Value (when the death benefit is

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calculated) exceeds the total amount of Purchase Payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before Purchase Payments. If any Purchase Payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the guaranteed minimum death benefit or GMDB - Annual Reset exceeds the Contract Value.

Your earnings for this purpose are limited to a maximum of 250% of the total value of your Purchase Payments, less withdrawals and charges, excluding any Purchase Payments made 12 months prior to the date of death (other than Purchase Payments made during the first Contract Year if death occurs in the first Contract Year) or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:

•	the contract enters the Income Phase prior to your death; or

•	a spouse continues the contract after the death of the sole Owner or oldest joint Owner.

If the surviving spouse is the oldest joint Owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any Owner is misstated so that the Owner would not have been eligible to purchase the benefit, the rider is terminated.

For examples on how the EEB death benefit works, see Appendix A.

Effects of Ownership Changes. Certain ownership changes may result in automatic termination of the optional death benefits. If the contract is owned by one Owner, the following ownership changes will result in termination of the rider:

•	A change in ownership to another individual; or

•	A change in ownership to a trust or other entity and the original Owner is not the sole Annuitant; or

•	A second individual is added as an Owner and the new Owner is older than the original Owner.

If the contract is owned by joint Owners, the rider will terminate if a change in ownership results in the oldest Owner no longer being an Owner.

The guaranteed minimum death benefit is always calculated on the life of the oldest original Owner, as shown on the original application for this contract. The amount payable on the death of any Owner other than the oldest original Owner will be the current Contract Value. If the oldest original Owner ceases to be an Owner of the contract, the guaranteed minimum death benefit will be terminated. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

LIMITATION ON DEATH BENEFIT

At most, one guaranteed minimum death benefit or if elected, GMDB - Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, for contracts purchased on or after April 30, 2004, the maximum amount that we will add to your contract in order to satisfy the guaranteed minimum death benefit, (or if selected GMDB - Annual Reset benefit), and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The guaranteed minimum death benefit will only be paid upon the death of the oldest original Owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.

9. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. This change of ownership had no effect on your rights as a contract Owner. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We established Symetra Separate Account C (formerly Safeco Separate Account C) (“Separate Account”) under Washington law on September 14, 1993. The Separate Account holds the assets that underlie Contract Values invested in the Sub-accounts. The Separate Account was registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended on January 28, 1994.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in

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the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the contracts from one Sub-account to another or from the Separate Account to another separate account;

•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

•	Manage the Separate Account under the direction of a committee at any time;

•	Make any changes required by applicable law or regulation; and

•	Modify the provisions of the contract to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account, it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to separate accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our contract Owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the contract are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

Registered representatives who solicit sales of the contracts may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one annuity over another annuity and may favor one annuity provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your contract, please ask your registered representative.

Furthermore, we and SSI offer the contracts through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission or bonuses for selling Symetra Life products rather than another company’s annuity product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our contracts to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide administrative services to us in connection with the contracts. Some wholesalers may also directly sell the contracts. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Purchase Payments invested in the contract. At the option of the broker-dealer, we may pay lower compensation on Purchase Payments but pay a periodic asset-based commission beginning after the first Contract Year. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer but is not expected to be more than 6.5% of Purchase Payments and up to 0.50% annually of the average Contract Value (if asset-based commissions are paid to the broker-dealer). We may also pay additional commission if you choose to receive your Contract Value in the form of an annuity option. We pay a commission of up to 1.25% of the Contract Value applied to purchase a fixed annuitization option. In addition, allowances, and bonuses may be paid to broker-dealers

Spinnaker Prospectus

38

and/or other distributors of the contracts, and we may also provide non-cash compensation in connection with the promotion of the contracts, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we may have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, purchase payments received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This contract does not assess a front-end sales charge. You indirectly pay for commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios.

From time to time, we may pay organizations, associations and non-profit organizations fees to endorse or sponsor our variable annuity contracts. These organizations are compensated for their endorsement or sponsorship of our variable annuity contracts in various ways. Primarily, they receive a flat fee from us. We may also compensate these organizations by our funding of their programs, scholarships, events or awards.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation, including class action and other lawsuits, or in arbitration. In some class action and other lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the contract, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);

•	trading on the NYSE is restricted;

•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or

•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. In these situations, we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing Owner transaction charges (including the contingent deferred sales charge) or crediting additional Symetra Fixed Account interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members,

Spinnaker Prospectus

39

and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Spinnaker Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

Services

Purchase of Contracts

Reduction or Waivers of Charges

Underwriter

Additional Tax Information

Annuity Provisions

Financial Statements

Spinnaker Prospectus

40

(cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated May 1, 2011, for this prospectus, please complete this form, detach and mail to:

Symetra Life Insurance Company

PO Box 3882

Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Symetra Spinnaker® Variable Annuity at the following address:

Name:

Mailing Address:

Spinnaker Prospectus

41

APPENDIX A:

CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Each example assumes that the GMDB - Annual Reset Rider was not elected.

EXAMPLE 1:

Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the Owner’s 70th birthday. On the day we calculate the death benefit, the Contract Value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$45,000

Total Amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($45,000 - $24,000)	=	$21,000

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($21,000 x 40%)	=	$8,400

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($45,000 + $8,400)	=	$53,400

EXAMPLE 2:

Assume that the contract is purchased prior to the Owner’s 70th birthday with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the Purchase Payment made to the contract. On the day we calculate the death benefit, the Contract Value is $24,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$24,000

Total Amount of Purchase Payments (Initial Purchase payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($24,000 - $24,000)	=	$0.00

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($0 x 40%)	=	$0.00

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($24,000 + $0.00)	=	$24,000

Spinnaker Prospectus

A-1

EXAMPLE 3:

Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the Owner’s 70th birthday. On the day we calculate the death benefit, the Contract Value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$91,500

Total Amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($91,500 - $24,000)	=	$67,500

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Maximum Allowable Earnings ($60,000 x 40%)	=	$24,000

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Maximum Allowable Earnings ($91,500 + $24,000)	=	$115,500

EXAMPLE 4:

Assume that the contract is purchased prior to the Owner’s 70th birthday with an initial Purchase Payment of $24,000. Assume that there is a $21,000 subsequent Purchase Payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the Contract Value is $91,500.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$91,500

Total Amount of Purchase Payments ($24,000 + $21,000 )	=	$45,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($91,500 - $45,000)	=	$46,500

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

40% of your Earnings ($46,500 x 40%)	=	$18,600

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 40% of your Earnings ($91,500 + $18,600)	=	$110,100

EXAMPLE 5:

Assume that the contract is purchased with an initial Purchase Payment of $24,000 and no subsequent Purchase Payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the Owner was age 72. On the day we calculate the death benefit, the Contract Value is $45,000.

Based upon the assumptions above, the following shows how we would do the calculation.

Contract Value on the date we calculate benefit	=	$45,000

Total Amount of Purchase Payments (Initial Purchase Payment of $24,000)	=	$24,000

Earnings equal to the Contract Value minus total amount of Purchase Payments ($45,000—$24,000)	=	$21,000

Maximum allowable Earning of 250% of total Purchase Payments excluding any Purchase Payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)	=	$60,000

25% of your Earnings ($21,000 x 25%)	=	$5,250

TOTAL DEATH BENEFIT Equals the Contract Value on the date we calculate the benefit plus 25% of your Earnings ($45,000 + $5,250)	=	$50,250

Spinnaker Prospectus

A-2

APPENDIX B

Accumulation Unit Value History

Except for Sub-accounts which were not offered under the contract as of December 31, 2010, the following tables include Accumulation Unit values and the total number of Accumulation Units outstanding for the periods indicated. This data has been extracted from the Separate Account’s Financial Statements. This information should be read in conjunction with the Separate Account’s Financial Statements and related notes which are included in the SAI.

There are several classes of Accumulation Units under the contract depending on the number of optional benefits you select. The table below shows the Accumulation Unit values and total number of Accumulation Units outstanding assuming you select no optional benefits.

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
January 25, 1996 value (initial public offering) $7.020
December 31 value	$13.215	$12.004	$10.542	$13.419	$12.969	$11.997	$11.593	$10.710	$9.092	$10.194
December 31 units	698,343	773,356	849,896	992,055	1,085,757	1,198,113	1,222,473	1,212,429	1,101,699	1,187,997

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION CLASS II FUND SUB-ACCOUNT
April 28 value (initial public offering)						$9.976
December 31 value	$11.759	$11.346	$10.437	$10.756	$9.959	$9.943
December 31 units	344,817	313,107	287,847	206,078	103,527	82,304

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
January 25, 1996 value (initial public offering) $5.330
December 31 value	$10.727	$9.602	$7.279	$13.379	$11.493	$9.322	$8.347	$7.365	$5.999	$7.640
December 31 units	965,851	1,078,617	1,164,670	1,254,258	1,338,300	1,360,594	1,553,840	1,598,479	1,645,762	1,711,144

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE CLASS II FUND SUB-ACCOUNT
April 28 value (initial public offering)						$10.125
December 31 value	$9.969	$9.124	$7.716	$12.504	$12.855	$10.883
December 31 units	29,503	29,480	19,804	16,155	15,954	9,304

AMERICAN CENTURY VP ULTRA® CLASS I SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$12.964	$11.325	$8.540	$14.800	$12.403	$13.003	$12.906	$11.826
December 31 units	34,271	33,967	32,973	53,466	50,768	34,098	25,283	10,781

AMERICAN CENTURY VP ULTRA® CLASS II SUB-ACCOUNT
March 16, value (initial public offering)				$10.000
December 31 value	$10.566	$9.251	$6.974	$12.120
December 31 units	10,093	11,801	10,560	7,822

AMERICAN CENTURY VP VALUE SUB-ACCOUNT
May 1 value (initial public offering)									$10.000
December 31 value	$13.494	$12.065	$10.207	$14.137	$15.114	$12.917	$12.471	$11.061	$8.698
December 31 units	286,317	294,076	278,747	298,666	283,849	262,245	160,794	48,090	12,877

CALVERT VP BALANCED INDEX PORTFOLIO SUB-ACCOUNT (Now known as the CALVERT VP SRI BALANCED PORTFOLIO ) (1)
May 1 value (initial public offering)			$10.000
December 31 value	$10.207	$9.255	$7.926
December 31 units	15,944	6,943	305

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$11.189	$10.667	$5.901
December 31 units	160,893	90,933	23

CALVERT VP EAFE INTERNATIONAL PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$7.792	$7.419	$10.343
December 31 units	2,461	3,160	26,513

CALVERT VP NASDAQ 100 INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$11.175	$9.474	$6.259
December 31 units	10,241	8,298	1,345

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.741	$8.656	$6.968
December 31 units	76,546	74,597	21,303

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.637	$8.582	$6.395
December 31 units	22,419	8,833	1,965

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$13.734	$10.959	$8.201	$13.959	$13.948	$13.127	$12.193	$10.802	$8.316	$9.637
December 31 units	786,086	886,723	947,581	1,065,106	1,268,984	1,479,224	1,459,796	1,282,150	1,032,227	798,746

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$6.925	$6.116	$4.637	$7,171	$6.748	$6.266	$6.132	$5.855	$4.712	$6.726
December 31 units	441,443	474,717	509,371	498,242	406,047	440,102	521,728	520,059	471,714	450,769

DREFYUS IP - TECHNOLOGY GROWTH – INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$5.208	$4.065	$2.614	$4.508	$3.985	$3.874	$3.785	$3.821	$2.567	$4.296
December 31 units	571,383	586,599	676,538	705,016	740,251	842,303	1,054,164	1,125,418	764,137	632,419

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$10.654	$9.369	$7.752	$11.160	$10.564	$9.197	$8.935	$8.626	$7.219	$8.791
December 31 units	354,607	380,664	414,103	495,944	588,189	688,026	749,658	734,819	653,722	430,034

DREYFUS VIF - QUALITY BOND - INITIAL SHARES SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$15.500	$14.503	$12.794	$13.541	$13.263	$12.903	$12.768	$12.526	$12.105	$11.391
December 31 units	274,775	298,365	343,626	420,173	441,156	528,321	486,878	381,551	264,406	186,670

DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$13.859	$12.270	$9.872	$15.973	$15.429	$13.581	$13.187	$12.119
December 31 units	838,562	864,042	887,114	860,903	772,261	611,054	413,432	163,869

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

DWS BALANCED VIP SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.435
December 31 value	$23.553	$21.475	$17.643	$24.622	$23.818	$21.909	$21.338	$20.322	$17.474	$20.866
December 31 units	481,191	526,299	604,845	711,397	859,775	1,050,813	1,282,085	1,518,848	1,681,001	1,803,631

DWS CAPITAL GROWTH VIP (CLASS B SHARES) SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.677	$8.435	6.763
December 31 units	189,238	158,352	66,500

DWS GLOBAL SMALL CAP GROWTH OPPORTUNIES VIP (CLASS B SHARES) SUB-ACCOUNT (formerly named the DWS Global Opportunities VIP Portfolio)
May 1 value (initial public offering)			$10.000
December 31 value	$9.597	$7.700	$5.288
December 31 units	11,297	5,398	6

DWS GLOBAL THEMATIC (CLASS B SHARES) SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$8.401	$7.523	$5.236
December 31 units	6,319	3,975	606

DWS INTERNATIONAL VIP SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.948
December 31 value	$16.566	$16.531	$12.555	$24.587	$21.761	$17.526	$15.299	$13.314	$10.568	$13.129
December 31 units	246,434	278,102	314,108	359,829	428,469	505,855	603,669	727,804	845,620	955,128

FEDERATED CAPITAL INCOME FUND II SUB-ACCOUNT
January 25, 1996 value (initial public offering) $11.110
December 31 value	$16.961	$15.345	$12.131	$15.451	$15.062	$13.208	$12.602	$11.626	$9.770	$13.028
December 31 units	84,547	102,348	128,347	159,479	182,071	217,177	525,264	285,589	300,824	352,242

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
January 25, 1996 value (initial public offering) $9.870
December 31 value	$20.655	$18.257	$12.113	$16.598	$16.276	$14.895	$14.713	$13.508	$11.208	$11.211
December 31 units	140,735	155,879	176,828	224,049	265,091	330,080	395,158	410,718	385,601	438,228

FEDERATED INTERNATIONAL EQUITY FUND II SUB-ACCOUNT
January 25, 1996 value (initial public offering) $10.220
December 31 value	$15.098	$16.282	$11.689	$21.841	$20.220	$17.246	$16.033	$14.255	$10.963	$14.394
December 31 units	-	60,674	75,649	95,325	119,017	148,903	177,334	217,487	254,400	303,888

FIDELITY ASSET MANAGER PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.502	$12.871	$10.109	$14.382	$12.628	$11.933	$11.630	$11.183
December 31 units	24,976	27,851	27,715	25,325	29,800	35,420	28,191	11,609

FIDELITY VIP CONTRAFUND PORTFOLIO SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$18.404	$15.922	$11.898	$20.990	$18.103	$16.432	$14.249	$12.514	$9.878	$11.051
December 31 units	1,630,277	1,687,798	1,673,409	1,745,798	1,906,667	1,961,581	1,980,636	1,979,136	2,073,995	2,237,880

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

FIDELITY EQUITY INCOME PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.140	$12.453	$9.699	$17.152	$17.133	$14.455	$13.846	$12.590
December 31 units	539,759	582,965	579,160	567,663	567,597	503,322	357,159	130,138

FIDELITY VIP FREEDOM 2010 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.295	$9.276	$7.589
December 31 units	7,360	5,611	2,395

FIDELITY VIP FREEDOM 2015 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.161	$9.136	$7.411
December 31 units	9,062	5,681	1,194

FIDELITY VIP FREEDOM 2020 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.876	$8.760	$6.911
December 31 units	65,864	59,721	57,127

FIDELITY VIP FREEDOM 2025 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.858	$8.658	$6.764
December 31 units	17,333	14,309	-

FIDELITY VIP FREEDOM 2030 PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.488	$8.302	$6.418
December 31 units	19,287	10,484	9,793

FIDELITY VIP FREEDOM INCOME FUND PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.615	$10.036	$8.878
December 31 units	11,015	4,856	5,249

FIDELITY VIP GROWTH & INCOME SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10,000
December 31 value	$9.936	$8.772	$6.993	$12.165	$11.003	$9.859	$9.288	$8.903	$7.294	$8.871
December 31 units	606,112	639,690	686,874	703,862	721,884	786,236	857,308	800,380	576,686	428,048

FIDELITY GROWTH OPPORTUNITIES PORTFOLIO SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$8.789	$7.203	$5.008	$11.291	$9.296	$8.939	$8.325	$7.876	$6.150	$7.979
December 31 units	356,902	404,328	444,895	520,527	599,770	693,573	806,216	911,889	942,740	987,350

FIDELITY VIP GROWTH SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10,000
December 31 value	$7.144	$5.835	$4.612	$8.853	$7.072	$6.712	$6.433	$6.311	$4.817	$6.989
December 31 units	1,692,570	1,877,698	2,057,295	2,191,488	2,440,339	2,610,038	2,755,891	2,605,121	2,329,179	1,993,324

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

FIDELITY VIP MID CAP PORTFOLIO SUB-ACCOUNT
April 28 value (initial public offering)						$10.046
December 31 value	$15.981	$12.604	$9.146	$15.358	$13.505	$12.183
December 31 units	518,877	505,863	483,002	380,222	273,628	53,498

FIDELITY MONEY MARKET PORTFOLIO SUB-ACCOUNT
December 2 value (initial public offering)							$10.000
December 31 value	$10.723	$10.866	$10.967	$10.822	$10.457	$10.136	$10.002
December 31 units	806,175	868,587	561,227	307,919	161,990	152,317	18,633

FIDELITY VIP OVERSEAS PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$8.101	$7.281	$5.850
December 31 units	24,456	10,887	2,802

FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)						$10.064
December 31 value	$12.599	$10.996	$8.386	$13.147	$11.663	$11.242
December 31 units	24,453	23,397	15,024	11,218	10,031	12,906

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.291	$8.545	$6.653
December 31 units	32,920	37,126	16,627

FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 2 value (initial public offering)							$10.000
December 31 value	$12.634	$11.371	$8.504	$12.260	$11.984	$10.277	$10.257
December 31 units	458,228	453,416	455,019	423,710	256,378	159,231	-

FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28 value (initial public offering)						$10.061
December 31 value	$13.484	$10.664	$8.373	$12.677	$13.170	$11.417
December 31 units	508,147	476,485	353,128	269,814	190,410	49,903

FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1, 1999 value (initial public offering) $10.000
December 31 value	$9.071	$7.208	$5.091	$8.978	$8.185	$7.637	$7.390	$6.723	$4.968	$7.064
December 31 units	588,542	612,651	619,243	666,231	735,170	1,202,220	693,543	690,155	537,973	464,341

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
May 1, 1999 value (initial public offering) $10.000
December 31 value	$15.633	$15.058	$14.812	$13.961	$13.282	$12.948	$12.822	$12.566	$12.468	$11.518
December 31 units	733,549	757,557	809,465	831,876	741,963	655,012	575,947	492,680	365,815	162,665

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)									$10.000
December 31 value	$12.752	$11.630	$9.357	$15.087	$14.787	$12.666	$11.618	$10.461	$8.477
December 31 units	579,325	614,281	607,390	593,186	512,957	425,366	310,569	184,787	78,176

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1, 2000 value (initial public offering) $10.000
December 31 value	$24.668	$21.274	$12.500	$26.803	$21.107	$16.710	$13.298	$10.813	$7.167	$7.279
December 31 units	214,821	223,664	219,489	222,156	206,618	169,302	84,718	78,718	44,189	15,755

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 SUB- ACCOUNT
April 28 value (initial public offering)						$10.013
December 31 value	$16.514	$14.633	$12.503	$11.938	$10.907	$9.808
December 31 units	466,424	356,507	280,417	132,745	45,542	27,212

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
May 1 value (initial public offering)									$10.000
December 31 value	$12.002	$11.333	$8.766	$15.413	$15.273	$12.715	$11.844	$10.352	$7.945
December 31 units	487,278	491,961	467,717	449,320	408,888	348,066	213,751	103,265	30,722

IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.350	$8.230	$6.557
December 31 units	255,978	230,416	138,585

IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.908	$9.001	$7.637
December 31 units	603,700	352,033	34,441

IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.357	$9.873	$9.247
December 31 units	36,118	26,928	1,733

IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.607	$8.556	$6.961
December 31 units	337,600	194,864	27,677

IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.141	$9.445	$8.454
December 31 units	138,604	80,933	11,770

ING GLOBAL RESOURCES PORTFOLIO SUB-ACCOUNT
January 25, 1996 value (initial public offering) $11.330
December 31 value	$37.361	$31.146	$22.969	$39.480	$30.101	$25.075	$17.800	$16.022	$12.448	$12.894
December 31 units	46,877	53,544	59,943	75,620	90,613	106,767	110,086	113,256	125,887	146,306

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO SUB-ACCOUNT
January 25, 1996 value (initial public offering) $10.350
December 31 value	$26.567	$22.333	$13.166	$27.335	$19.972	$14.872	$11.183	$9.318	$6.419	$7.179
December 31 units	63,553	77,533	96,211	112,873	131,382	163,469	199,807	220,067	243,879	269,862

INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES I SHARES) SUB-ACCOUNT
April 28 value (initial public offering)					$10.000
December 31 value	$8.412	$7.387	$6.187	$10.910	$9.879
December 31 units	593,389	659,799	720,668	805,764	969,657

INVESCO V.I. CAPITAL APPRECIATION FUND (SERIES II SHARES) SUB-ACCOUNT
April 28 value (initial public offering)						$10.111
December 31 value	$10.297	$9.064	$7.614	$13.458	$12.216	$11.680
December 31 units	82,274	91,608	89,392	54,717	9,992	544

INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES I SHARES) SUB-ACCOUNT (2)
May 1 value (initial public offering)								$10.000
December 31 value	$17.079	$14.581	$10.386	$19.883	$18.192	$15.833	$14.648	$12.861
December 31 units	14,045	15,819	18,107	17,778	17,782	22,168	15,515	8,319

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) SUB-ACCOUNT
March 15 value (initial public offering)					$10.000
December 31 value	$9.846	$8.428	$6.019	$11.546	$10.592
December 31 units	65,612	70,993	64,180	63,423	49,390

INVESCO V.I. GLOBAL HEALTH CARE FUND (SERIES I SHARES) SUB-ACCOUNT
May 1 value (initial public offering)								$10.000
December 31 value	$14.116	$13.595	$10.798	$15.342	$13.910	$13.404	$12.568	$11.849
December 31 units	29,199	32,450	37,141	47,088	55,602	59,566	59,786	20,213

INVESCO V.I. GLOBAL REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT
May 1, 1998 value (initial public offering) $10.000
December 31 value	$24.673	$21.292	$16.416	$30.077	$32.292	$22.963	$20.384	$15.135	$11.056	$10.540
December 31 units	280,705	314,516	317,660	397,922	506,920	565,687	565,997	458,860	324,429	105,012

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES I SHARES) SUB ACCOUNT (2)
May 1 value (initial public offering)								$10.000
December 31 value	$22.785	$20.473	$15.351	$26.112	$23.084	$18.255	$15.697	$12.837
December 31 units	86,709	91,769	95,612	97,719	97,993	77,117	27,750	5,724

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB ACCOUNT
March 15 value (initial public offering)					$10.000
December 31 value	$11.491	$10.348	$7.778	$13.268	$11.757
December 31 units	808,161	718,970	608,320	363,701	96,051

INVESCO V.I. SMALL CAP EQUITY FUND (SERIES II SHARES) SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.695	$8.459	$7.095
December 31 units	9,538	5,936	1,409

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY SUB-ACCOUNT
May 1 value (initial public offering)		$12.121
December 31 value	$17.846	$16.888
December 31 units	366,320	392,727

JPMORGAN INSURANCE TRUST MID CAP VALUE SUB-ACCOUNT
May 1 value (initial public offering)		$11.744
December 31 value	$18.435	$15.143
December 31 units	276,981	286,908

JPMORGAN INSURANCE TRUST U.S. EQUITY SUB-ACCOUNT
May 1 value (initial public offering)		$5.822
December 31 value	$8.642	$7.716
December 31 units	184,815	205,475

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.763	$8.324	$6.518
December 31 units	6,848	5,719	5,076

NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$10.199	$8.033	$6.202
December 31 units	47,005	43,714	23,828

NEUBERGER BERMAN AMT REGENCY PORTFOLIO SUB-ACCOUNT
May 1 value (initial public offering)			$10.000
December 31 value	$9.955	$8.013	$5.560
December 31 units	3,431	2,069	-

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

PIMCO ALL ASSET PORTFOLIO - ADVISOR CLASS SHARES SUB-ACCOUNT
April 28 value (initial public offering)						$10.008
December 31 value	$12.689	$11.387	$9.510	$11.469	$10.751	$10.427
December 31 units	48,204	36,300	22,161	14,588	17,780	11,226

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 28 value (initial public offering)						$9.920
December 31 value	$12.075	$9.833	$7.046	$12.712	$10.461	$10.947
December 31 units	296,982	298,984	239,853	192,212	145,969	86,327

PIONEER BOND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $16.217
December 31 value	$33.709	$31.294	$26.980	$27.535	$26.205	$25.381	$25.080	$24.561	$24.116	$22.688
December 31 units	117,620	132,369	153,308	187,451	217,260	250,370	327,632	394,317	436,150	421,008

PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 2 value (initial public offering)							$10.000
December 31 value	$21.358	$18.734	$10.917	$26.553	$18.904	$14.147	$10.425
December 31 units	163,437	159,022	140,560	129,290	96,275	21,555	3,147

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 2 value (initial public offering)							$10.000
December 31 value	$11.496	$9.778	$8.706	$12.700	$12.810	$10.637	$10.222
December 31 units	403,502	344,220	271,283	242,577	147,363	480,888	47,848

PIONEER FUND VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $24.528
December 31 value	$55.504	$48.511	$39.293	$60.622	$58.560	$50.915	$48.628	$45.793	$37.216	$50.938
December 31 units	745,640	845,050	963,940	1,130,394	1,341,636	1,564,272	2,039,802	2,331,666	2,530,004	2,838,522

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $13.910
December 31 value	$50.943	$42.971	$30.144	$47.389	$49.990	$48.006	$45.629	$37.828	$26.837	$43.664
December 31 units	812,286	921,763	1,023,845	1,210,224	1,473,487	1,788,116	2,264,792	2,497,956	2,745,739	2,941,540

PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)						$10.000
December 31 value	$13.104	$11.292	$7.145	$11.272	$10.825	$10.141
December 31 units	120,210	104,662	93,574	71,285	19,265	8,138

PIONEER MID CAP VALUE VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT
February 11, 1994 value (initial public offering) $10.073
December 31 value	$24.983	$21.431	$17.306	$26.423	$25.381	$22.859	$21.487	$18.911	$13.184	$17.573
December 31 units	353,698	399,310	454,540	538,761	633,805	741,101	952,685	1,105,214	1,178,069	1,299,715

Spinnaker Prospectus

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001

PIONEER MONEY MARKET VCT PORTFOLIO - CLASS I SHARES SUB-ACCOUNT (3)
February 11, 1994 value (initial public offering) $13.526
December 31 value	$18.327	$18.581	$18.811	$18.633	$18.025	$17.491	$17.310	$17.434	$17.592	$17.572
December 31 units	152,830	156,354	175,076	207,966	249,012	286,711	366,057	368,753	404,945	458,766

PIONEER REAL ESTATE SHARES VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
April 28 value (initial public offering)					$10.000
December 31 value	$9.681	$7.638	$5.888	$9.685	$12.141
December 31 units	281,497	282,324	213,271	158,789	61,478

PIONEER STRATEGIC INCOME VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2 value (initial public offering)							$10.120
December 31 value	$13.687	$12.460	$9.774	$11.228	$10.725	$10.237	$10.129
December 31 units	375,694	276,227	198,836	130,537	38,174	25,365	-

The table below shows the Accumulation Unit values and the total number of Accumulation Units outstanding for those Sub-accounts which had assets invested in the optional benefits under the contract as of December 31, 2010. There are no contracts issued with both the GMDB and EEB elected.

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

INVESCO V.I. CAPITAL DEVELOPMENT FUND (SERIES II SHARES) SUB-ACCOUNT (2)
March 15, 2006 value (initial public offering) $10.000
2006			$10.580	42
2007			$11.515	115
2008			$5.994	213
2009			$8.380	311
2010			$9.776	311

INVESCO V.I. GLOBAL REAL ESTATE FUND (SERIES I SHARES) SUB-ACCOUNT (2)
April 30, 2004 value (initial public offering) $10.000
2005	$22.887	2
2006	$32.120	25
2007	$29.857	25
2008	$16.264	25
2009	$21.051	24
2010	$24.346	24

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES I SHARES) SUB ACCOUNT (2)
April 30, 2004 value (initial public offering) $10.000
2005	$18.194	2
2006	$22.961	2
2007	$25.921	2
2008	$15.208	2
2009	$20.242	-
2010	-	-

INVESCO V.I. INTERNATIONAL GROWTH FUND (SERIES II SHARES) SUB ACCOUNT (2)
March 15, 2006 value (initial public offering) $10.000
2006	$11.739	126	$11.743	40
2007	$13.220	275	$13.232	106
2008	$7.735	527	$7.746	187
2009	$10.270	700	$10.289	266
2010	$11.381	469	$11.408	266

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$11.957	6	-	-
2006	$12.900	39	$12.917	68
2007	$13.320	36	$13.345	195
2008	$10.444	32	$10.468	334
2009	$11.869	29	$11.903	456
2010	$13.040	29	$13.083	456

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$11.432	1	$11.448	146
2007	$13.281	36	$13.306	389
2008	$7.212	37	$7.228	687
2009	$9.493	6	$9.520	999
2010	$10.585	8	$10.620	999

AMERICAN CENTURY INVESTMENTS VP LARGE COMPANY VALUE CLASS II FUND SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.125
2006	$12.812	26
2007	$12.437	125
2008	$7.660	129
2009	$9.039	134
2010	$9.856	41

AMERICAN CENTURY VP ULTRA® CLASS I SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006			$12.353	28
2007			$14.718	79
2008			$8.480	138
2009			$11.229	195
2010			$12.835	195

DREYFUS VIF - APPRECIATION - INITIAL SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$10.508	79
2007	$11.078	151
2008	$7.680	223
2009	$9.263	223
2010	$10.513	223

DREYFUS IP - MIDCAP STOCK - INITIAL SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$13.083	5
2006	$13.874	35
2007	$13.857	35
2008	$8.125	35
2009	$10.835	30
2010	$13.552	30

DREYFUS STOCK INDEX FUND - SERVICE SHARES SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$13.535	7
2006	$15.347	11	$15.367	87
2007	$15.856	76	$15.885	245
2008	$9.780	125	$9.803	441
2009	$12.132	182	$12.166	637
2010	$13.675	177	$13.721	637

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

FEDERATED HIGH INCOME BOND FUND II SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2010	$20.382	302

FIDELITY VIP CONTRAFUND INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	-	-
2006	$18.006	95
2007	$20.836	202
2008	$11.787	243
2009	$15.743	197
2010	$18.160	196

FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2004	$6.424	422
2005	$6.686	421
2006	$7.034	416
2007	$8.789	412
2008	$4.569	409
2009	$5.769	405
2010	$7.050	405

FIDELITY EQUITY INCOME PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$14.406	5
2006	$17.042	8	$17.064	37
2007	$17.026	12	$17.058	103
2008	$9.609	17	$9.631	192
2009	$12.313	19	$12.348	284
2010	$13.953	25	$14.000	284

FIDELITY VIP GROWTH & INCOME PORTFOLIO INITIAL CLASS SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	-	-
2006	$10.945	3
2007	$12.076	8
2008	$6.928	13
2009	$8.673	20
2010	$9.805	27

FIDELITY MID-CAP PORTFOLIO SERVICE CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.046
2006	$13.460	58
2007	$15.276	65
2008	$9.079	73
2009	$12.487	84
2010	$15.800	92

FIDELITY MONEY MARKET PORTFOLIO SERVICE CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2005	$10.115	220
2006	$10.414	806
2007	$10.756	214	$10.772	-
2008	$10.878	211	$10.900	-
2009	$10.756	343	$10.784	172
2010	$10.593	129	$10.625	167

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

FRANKLIN INCOME SECURITIES FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2005	$10.255	650
2006	$11.934	678
2007	$12.185	883
2008	$8.435	879
2009	$11.256	751
2010	$12.481	30

FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 28, 2005 value (initial public offering) $10.061
2006	$13.126	81
2007	$12.609	167
2008	$8.312	231
2009	$10.565	236
2010	$13.332	239

FRANKLIN U.S. GOVERNMENT FUND - CLASS 2 SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006			$13.229	103
2007	$13.859	-	$13.885	299
2008			$14.709	485
2009			$14.931	622
2010			$15.478	622

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2010	$24.341	275

TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 SUBACCOUNT
April 28, 2005 value (initial public offering) $10.000
2007	$11.875	110
2008	$12.411	109
2009	$14.496	-
2010

TEMPLETON GROWTH SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2004	$11.828	96
2005	$12.673	659
2006	$15.192	659
2007	$15.301	659
2008	$8.685	659
2009	$11.205	659
2010	$11.843	96

MUTUAL SHARES SECURITIES FUND - CLASS 2 SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2004	$11.603	238
2005	$12.624	802
2006	$14.708	802
2007	$14.977	802
2008	$9.269	802
2009	$11.499	802
2010	$12.583	238

Spinnaker Prospectus

	With GMDB		With EEB
	Dec. 31st value	Dec. 31st units	Dec. 31st value	Dec. 31st units

JPMORGAN INSURANCE TRUST INTERNATIONAL EQUITY SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2005	$16.863	8
2006	$20.254	30
2007	$21.791	30
2008	$12.576	30
2009	$16.698	22
2010	$17.609	22

JPMORGAN INSURANCE TRUST MID CAP VALUE SUB-ACCOUNT
April 30, 2004 value (initial public offering) $10.000
2006	$18.122	19	$18.146	34
2007	$18.271	111	$18.304	96
2008	$12.009	116	$12.037	174
2009	$14.972	122	$15.014	249
2010	$18.190	58	$18.251	249

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO - ADMINISTRATIVE CLASS SHARES SUB-ACCOUNT
April 28, 2005 value (initial public offering) $9.920
2005	$10.933	3
2006	$10.426	3	$10.435	32
2007	$12.644	3	$12.661	93
2008	$6.994	3	$7.007	150
2009	$9.742	-	$9.764	217
2010	-	-	$11.972	217

PIONEER EMERGING MARKETS VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006	$18.826	661
2007	$26.390	682
2008	$10.828	682
2009	$18.545	682
2010	$21.099	397

PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
December 2, 2004 value (initial public offering) $10.000
2006	$12.757	26
2007	$12.622	57
2008	$8.635	61
2009	$9.679	65
2010	$11.357	69

PIONEER HIGH YIELD VCT PORTFOLIO - CLASS II SHARES SUB-ACCOUNT
December 2, 2004 value (initial public offering) $10.000
2007	$11.203	20
2008	$7.087	19
2009	$11.178	-
2010	$12.946	492

PIONEER REAL ESTATE VCT PORTFOLIO - CLASS II SHARES SUBACCOUNT
April 28, 2005 value (initial public offering) $10.000
2006			$12.129	30
2007	$9.652	77	$9.661	88
2008	$5.856	77	$5.864	170
2009	$7.582	77	$7.596	267
2010	$9.591	-	$9.613	267

Spinnaker Prospectus

1	On or about April 30, 2011 the Calvert VP Balanced Index Portfolio was merged into the Calvert VP SRI Balanced Portfolio. Information shown in this table is for the Calvert VP Balanced Index Portfolio.

2	Due to an administrative error, prior to March 15, 2006 instead of purchasing Series II shares of Invesco V.I. International Growth Fund and Invesco V.I. Capital Development Fund, we were purchasing and redeeming Series I shares of Invesco V.I. International Growth Fund and Invesco V.I. Capital Development Fund. Due to this error, the December 31 value and units were previously shown for years 2003 through 2005 under the Series II shares of the Funds, however, the information has now been reported under Series I shares.

3	Effective May 1, 2011, Pioneer Variable Contracts Trust has liquidated the Pioneer Money Market VCT Portfolio.

Spinnaker Prospectus

SPINNAKER® VARIABLE ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

issued by

SYMETRA SEPARATE ACCOUNT C

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-796-3872 or write to Symetra Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

This SAI and the prospectus are both dated May 1, 2011.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company (“Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington State law on January 23, 1957, and formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C (“the Separate Account”) to hold assets that underlie contract values invested in a number of different variable annuity contracts. The Separate Account meets the definition of “separate account” under Washington State law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts.

Accumulation Units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract Owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the Purchase Payments made under the contract.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of Symetra Separate Account C as of December 31, 2010, and for each of the two years in the period ended December 31, 2010, appearing in the SAI of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst  & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of Financial Industry Regulatory Authority (“FINRA”).

REDUCTION OR WAIVERS OF CHARGES

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals because we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of Purchase Payments, withdrawals and surrenders may be administered more efficiently. In these situations, we may pass a portion of the anticipated savings on to you by reducing Owner transaction charges (including the contingent deferred sales charge) or crediting additional interest to the Symetra Fixed Account options. Any reduction of these charges or credit of additional interest will be determined by us after examination of all the relevant factors such as:

•	The size and type of group to which sales are to be made;

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•	The total amount of Purchase Payments to be received;

•	Any prior or existing relationship with us; and

•	Other circumstances which would reduce our sales and other expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, Symetra Life may provide for a reduction or elimination of the Owner transaction charges or credit additional interest to the Symetra Fixed Account options.

We may also take such action when the contracts are issued to our officers, directors and employees and their family members, or employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In no event will reductions or elimination of the Owner transaction charges or the crediting of addition interest to the Symetra Fixed Account options be permitted where they will be unfairly discriminatory to any person.

UNDERWRITER

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the contracts pursuant to an underwriter’s agreement with us. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, WA 98004. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended December 31, 2010, 2009, and 2008, SSI received $3,981,163, $3,719,093, and $4,759,624 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

ADDITIONAL TAX INFORMATION

Note

The following description is based upon Symetra Life’s understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of the laws, or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this SAI or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended, (“the Code”) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment, the recipient is taxed as if earnings are withdrawn first before the cost basis of the contract is withdrawn. The cost basis is generally the amount of non-deductible Purchase Payments which for qualified contracts may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and Beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

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Any death benefits paid under the contract are generally taxable to the Beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

Symetra Life is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Symetra Life and its operations form a part of Symetra Life.

Non-Qualified Annuity Contracts

Individuals may purchase non-qualified annuity contracts without any Purchase Payment limits imposed under the Code. The Purchase Payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the Contract Value exceeds the aggregate Purchase Payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on Purchase Payments for the contracts will be taxed currently to the Owner if the Owner is not a natural person, e.g., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax advisor before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax advisor prior to purchasing more than one annuity in any calendar year.

Tax Treatment of Withdrawals – Non-Qualified Annuity Contracts

In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; or (e) which are allocable to Purchase Payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See “Tax Treatment of Withdrawals—Qualified Contracts” below.)

Qualified Contracts

1.	The following describes contracts offered to individual contract Owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity (“IRA”) or Roth Individual Retirement Annuity (“Roth IRA”), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer the IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us. For SEP IRAs and SIMPLE IRAs, certain IRS requirements and administrative procedures will be provided by your employer, and your contract may be subject to the terms of the SEP IRA or SIMPLE IRA plan. Contracts issued in connection with SEP IRAs and SIMPLE IRAs may include special provisions that may restrict or modify the contract provisions and administrative services in the prospectus. There are generally maximum amounts that can be contributed each year to IRAs. IRA Owners

4

age 50 or older may be able to make additional “catch-up” Purchase Payments each year. If contributions are being made under a SEP or SIMPLE IRA, additional amounts may be contributed as permitted by the Code and the terms of the employer’s plan. Generally, rollovers and direct transfers will not be subject to such limitations. Purchase payments (except for rollovers and direct transfers) are generally not permitted after the calendar year in which you attain age 59 1/2.

a.	Individual Retirement Annuities

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. See IRS Publication 590 for additional details. Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer’s SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a contract issued as an IRA. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.	Roth Individual Retirement Annuities

Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity Owner has reached age 59  1/2; (2) the distribution is paid to a Beneficiary after the Owner’s death; (3) the annuity Owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

You may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax. However, a 10% penalty tax may apply to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. You may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

2.	The following describes contracts offered to participants of employer-sponsored retirement plans. Owners, Annuitants and Beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Symetra Life’s administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Symetra Life in connection with retirement

5

plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.	Tax Sheltered Annuities

Section 403(b) of the Code permits the purchase of “Tax Sheltered Annuities” (“TSA”) by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See “Tax Treatment of Withdrawals - Qualified Contracts” below.) Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or partial withdrawals you request from a 403(b) contract comply with applicable tax requirements before we process your request. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.	Roth TSAs

Section 402A of the Code permits an employee to designate their contributions to their TSAs as Roth TSA contributions if Roth TSA contributions are permitted by the employer. Many of the federal rules pertaining to Roth TSAs have not yet been finalized. The IRS has not issued guidance regarding issues that may arise with respect to allocation of contract income, expenses, gains and losses. It has also not issued guidance with regards to the allocation of certain charges for guarantees under annuity contracts. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Roth TSA. Roth TSA contributions are includable in gross income and are subject to the TSA limits discussed above. Qualified distributions from Roth TSAs are excluded from taxable gross income. “Qualified distributions” are distributions which (a) are made more than five years after the taxable year for which the employee first designated a contribution as a Roth TSA contribution, and (b) meet any of the following conditions: (1) the annuity Owner has reached age 59 1/2; (2) the distribution is paid to a Beneficiary after the Owner’s death; or (3) the annuity Owner is disabled. Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth TSA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

c.	Deferred Compensation Plans (457 Plans)

Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees’ gross income until distributed from the plan. Generally, because contributions are on a before-tax basis, withdrawals are subject to income tax. Your employer may allow loans under governmental Section 457 plans. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Tax Treatment of Withdrawals – Qualified Contracts

In addition to ordinary income tax, Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities and Roth Tax Sheltered annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner reaches age 59 1/2 ; (b) distributions following the death or disability of the Owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal

6

periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of such Owner and his or her designated Beneficiary; (d) distributions made to the Owner who has separated from service after he or she has attained age 55; (e) distributions made to the Owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed Owner; (h) distributions made to pay qualified higher education expenses; (i) distributions made to an Owner for first home purchases; (j) distributions due to an IRS levy; (k) “qualified reservist distributions” as defined by the Code; and (l) distributions to qualified public safety employees from a governmental defined benefit plan after attaining age 50 and separating from service. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA or Roth TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Such distributions (including distributions from Roth TSAs) must include the present value of any optional benefits you have purchased under the contract and must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. Generally, if you die before required minimum distributions have begun, we must make payment of your entire interest by December 31st of the year that is the fifth anniversary of your death or begin making payments over a period and in a manner allowed by the Code to your Beneficiary by December 31st of the year after your death. If your spouse is your Beneficiary and your contract permits, your spouse may delay the start of required minimum distribution until December 31 of the year in which you would have reached age 70  1/2. Or, if your spouse is your sole Beneficiary and the contract is an IRA, then he or she may elect to rollover the death proceeds into his or her own IRA (or a Roth IRA and pay tax on the taxable portion of the death proceeds) and treat the IRA (or Roth IRA) as his or her own. Your spouse may also be able to rollover the death proceeds into the spouse’s eligible retirement plan. Your plan may also offer non-spouse rollovers beginning in 2010. Contact your retirement plan for details.

Non-spouse Beneficiaries may be able to rollover death proceeds to inherited IRAs. If you die after required distributions have begun, payments of your entire remaining interest must be made in a manner and over a period as provided under the Code.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the Owner.

Tax Sheltered Annuities – Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship; (5) is divorced and the distribution is permitted under a qualified domestic relations order; or (6) is a member of the National Guard or Reserves, is called to active duty and requests a qualified reservist distribution. Withdrawals for hardship are restricted to the portion of the Owner’s Contract Value which represents contributions made by the Owner and do not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans.

In addition, for contracts issued on or after January 1, 2009, amounts attributable to employer contributions are subject to withdrawal limitations specified in the employer’s section 403(b) plan document.

Owners should consult their own tax counsel or other tax advisor regarding any distributions.

7

Income Tax Withholding

All distributions or any portion(s) thereof which are includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; (b) distributions for a specified period of 10 years or more; (c) distributions which are required minimum distributions; (d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); (e) hardship distributions; or (f) corrective distributions. You should consult your own tax counsel or other tax advisor regarding income tax withholding.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts (such as the contracts) meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

Symetra Life intends that all Portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. If the contract Owner is deemed to have “investor control” over the underlying portfolios, then the contract Owner could be taxed currently on income and gains under the contract.

The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (“IRS”) in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting

8

in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the contract owner to have investment control of the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the contract owner to have investor control over the sub-account assets.

We believe that the design of our contracts and the relationship between our contracts and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Symetra Life reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

ANNUITY PROVISIONS

Annuity Unit Value

The value of an Annuity Unit for each Sub-account on any date varies to reflect the investment experience of the Sub-account, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by Symetra Life, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an Annuity Unit is determined by multiplying the value of an Annuity Unit for each Sub-account, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the Accumulation Unit value of a Sub-account on successive days when the NYSE is open for regular trading. The Net Investment Factor for any Sub-account for any valuation day is determined by taking the Accumulation Unit value of the Sub-account as of the current valuation day, and dividing it by the Accumulation Unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the Annuity Unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

Variable Annuity Payments

The amount of the first annuity payment is based on the annuity option selected, the annuity purchase rate, the age and sex of the Annuitant, the investment performance of the Sub-accounts you selected, and the Annuity Date. The amount of the first payment is the sum of the payments from each Sub-account. We use the Variable Annuity Purchase Rate Table to determine the variable annuity payment based on the value of each Sub-account. We determine the value (after deduction for premium taxes, if applicable) on the 15th day of the preceding month. The Variable Annuity Purchase Rate Table is contained in the contract and is guaranteed for the duration of the contract.

The number of Annuity Units attributed to a Sub-account is the amount of the first annuity payment attributable to that Sub-account, divided by the value of the applicable Annuity Unit for that Sub-account. This determination is made as of the 15th day of the month preceding the Annuity Date. The number of Annuity Units attributed to the variable annuity payment each month remains constant unless the Owner changes Sub-account elections. The value of an Annuity Unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each Sub-account, which are determined by multiplying the number of Annuity Units credited for that Sub-account by the Annuity Unit value of that

9

Sub-account as of the 15th day of the month preceding the annuity payment. If the NYSE is closed on that date, the calculation will be made on the next Business Day. If premium taxes are required by state law, these taxes will be deducted before they annuity payment is calculated.

To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an Annuitant with an adjusted age 63, where an Owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The “Life Annuity with Guaranteed Period” option is described in the prospectus).

(1)	Assumed number of Accumulation Units in a Sub-account on maturity date	25,000
(2)	Assumed value of an Accumulation Unit in a Sub-account at maturity	$12.50
(3)	Cash value of contract at maturity, (1) x (2)	$312,500
(4)	Consideration required to purchase $1 of monthly annuity from Variable Annuity Purchase Rate Table	$200.20
(5)	Amount of first payment from a Sub-account, (3) divided by (4)	$1,560.94
(6)	Assumed value of Annuity Unit in a Sub-account at maturity	$13.00
(7)	Number of Annuity Units attributed to a Sub-account, (5) divided by (6)	120.072

The $312,500 value at maturity provides a first payment from the Sub-account of $1,560.94, and payments thereafter of the varying dollar value of 120.072 Annuity Units. The amount of subsequent payments from the Sub-account is determined by multiplying 120.072 units by the value of an Annuity Unit in the Sub-account on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the Sub-account will be 120.072 multiplied by $13.25, or $1,590.95.

However, the value of the Annuity Unit depends on the investment experience of the Sub-account. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $12.75 the succeeding monthly payment would then be 120.072 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in one Sub-account. If there are Annuity Units in two or more Sub-accounts, the annuity payment from each Sub-account is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Sub-accounts.

Payments Based on a Number of Years

This option is designed so that payments from the contract will meet the IRS definition of “amounts received as an annuity” and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as “an amount received as an annuity,” the following requirements must be met:

Fixed Payments

•

The amount of each payment must be determinable on the Annuity Date for the specified term. We calculate Payments Based on a Number of Years by amortizing the Contract Value on the Annuity Date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract Owner, but not less than 5 years nor more than the number of years to the Annuitant’s age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

•	If the contract earns more than the contract’s minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

10

Variable Payments

•

Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the Annuity Date for the term specified by the Owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the Contract Value on the Annuity Date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year Contract Value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the Sub-accounts to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the Annuitant or at full surrender of the contract. The refund equals the full value of the undistributed Accumulation Units (and fixed account value, if any).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

•	Accumulation Unit values for all Sub-accounts on the annuity starting date equal $100,000;

•	Assumed investment return is 4%; and

•	Contract Owner A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, contract Owner A’s first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Contract Owner A’s second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A’s third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate Accumulation Unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the Accumulation Units are exhausted.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

11

Annual Report

December 31, 2010

Symetra Separate Account C

Symetra Separate Account C

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account C ("Separate Account") comprised of the sub-accounts described in Note 1, as of December 31, 2010, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account C at December 31, 2010, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 29, 2011

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
ASSETS:
Investments in Underlying:
Investments, at Cost	$11,339,362	$5,213,064	$11,841,638	$267	$447,496
Shares Owned	1,780,157	493,701	1,347,722	38	54,097
Investments, at Fair Value	$11,214,998	$5,475,128	$11,536,479	$322	$509,592
Total Assets	11,214,998	5,475,128	11,536,479	322	509,592
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$11,214,998	$5,475,128	$11,536,479	$322	$509,592
Spinnaker & Mainsail
Net Assets	$9,228,896	$4,054,137	$10,361,070		$294,104
Accumulation Units Outstanding	698,343	344,817	965,851		29,503
Accumulation Unit Value	$13.215	$11.759	$10.727		$9.969
Spinnaker Advisor
Net Assets	$1,928,085	$1,290,614	$1,092,681		$131,357
Accumulation Units Outstanding	169,726	110,099	126,174		13,214
Accumulation Unit Value	$11.360	$11.726	$8.660		$9.940
Spinnaker with EEB
Net Assets	$5,960	$-	$10,611		$-
Accumulation Units Outstanding	456	-	999		-
Accumulation Unit Value	$13.083	$-	$10.620		$-
Spinnaker with GMDB
Net Assets	$360	$-	$79		$375
Accumulation Units Outstanding	29	-	8		41
Accumulation Unit Value	$13.040	$-	$10.585		$9.856
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice
Net Assets	$51,697	$120,702	$72,038		$83,756
Accumulation Units Outstanding	4,243	10,353	5,047		8,474
Accumulation Unit Value	$12.183	$11.660	$14.275		$9.884
Spinnaker Choice with EEB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
	Focus Tier I
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier II
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier III
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier IV
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier V
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier I with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier II with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier III with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier IV with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Focus Tier V with GMDB
	Net Assets
	Accumulation Units Outstanding
	Accumulation Unit Value
	Passport Group Tier I
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
	Passport Group Tier II
Net Assets	$9,675			$322
Accumulation Units Outstanding	937			29
Accumulation Unit Value	$10.333			$11.077

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$465,042	$92,580	$3,985,573	$70	$136,347
Shares Owned	52,653	12,080	722,095	4	7,980
Investments, at Fair Value	$493,901	$112,110	$4,231,480	$79	$142,906
Total Assets	493,901	112,110	4,231,480	79	142,906
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$493,901	$112,110	$4,231,480	$79	$142,906
Spinnaker & Mainsail
Net Assets	$444,309	$106,621	$3,863,739
Accumulation Units Outstanding	34,271	10,093	286,317
Accumulation Unit Value	$12.964	$10.566	$13.494
Spinnaker Advisor
Net Assets	$39,110	$5,489	$355,379
Accumulation Units Outstanding	3,029	519	26,449
Accumulation Unit Value	$12.914	$10.546	$13.436
Spinnaker with EEB
Net Assets	$2,505	$-	$-
Accumulation Units Outstanding	195	-	-
Accumulation Unit Value	$12.835	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker Choice
Net Assets	$1,971	$-	$12,362
Accumulation Units Outstanding	187	-	1,056
Accumulation Unit Value	$10.591	$-	$11.710
Spinnaker Choice with EEB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$6,006	$-	$-
Accumulation Units Outstanding	575	-	-
Accumulation Unit Value	$10.451	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Passport Group Tier II
Net Assets				$79	$142,906
Accumulation Units Outstanding				7	12,792
Accumulation Unit Value				$11.484	$11.172

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$25	$663	$5,145	$4,886	$3,872
Shares Owned	2	34	136	197	163
Investments, at Fair Value	$26	$690	$5,517	$5,556	$4,411
Total Assets	26	690	5,517	5,556	4,411
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$26	$690	$5,517	$5,556	$4,411
Spinnaker & Mainsail
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Passport Group Tier II
Net Assets	$26	$690	$5,517	$5,556	$4,411
Accumulation Units Outstanding	2	67	517	506	395
Accumulation Unit Value	$11.587	$10.257	$10.678	$11.016	$11.227

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$63	$1,434	$153,673	$2,184,987	$101,541
Shares Owned	5	151	3,366	41,372	1,356
Investments, at Fair Value	$70	$1,469	$167,093	$2,184,387	$104,302
Total Assets	70	1,469	167,093	2,184,387	104,302
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$70	$1,469	$167,093	$2,184,387	$104,302
Spinnaker & Mainsail
Net Assets			$162,744	$1,800,202	$19,202
Accumulation Units Outstanding			15,944	160,893	2,461
Accumulation Unit Value			$10.207	$11.189	$7.792
Spinnaker Advisor
Net Assets			$4,349	$384,185	$85,100
Accumulation Units Outstanding			428	34,380	10,942
Accumulation Unit Value			$10.193	$11.174	$7.781
Spinnaker with EEB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker with GMDB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-
Passport Group Tier II
Net Assets	$70	$1,469
Accumulation Units Outstanding	7	136
Accumulation Unit Value	$10.958	$10.888

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$100,172	$661,496	$203,027	$5,372	$5,106
Shares Owned	3,757	15,228	3,457	3,374	292
Investments, at Fair Value	$114,440	$962,596	$238,527	$5,720	$5,660
Total Assets	114,440	962,596	238,527	5,720	5,660
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$114,440	$962,596	$238,527	$5,720	$5,660
Spinnaker & Mainsail
Net Assets	$114,440	$822,181	$238,483
Accumulation Units Outstanding	10,241	76,546	22,419
Accumulation Unit Value	$11.175	$10.741	$10.637
Spinnaker Advisor
Net Assets	$-	$140,415	$44
Accumulation Units Outstanding	-	13,088	4
Accumulation Unit Value	$-	$10.727	$10.623
Spinnaker with EEB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Passport Group Tier II
Net Assets				$5,720	$5,660
Accumulation Units Outstanding				513	481
Accumulation Unit Value				$11.153	$11.751

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
ASSETS:
Investments in Underlying:
Investments, at Cost	$4,336	$794	$4,432,343	$13,426,528	$5,112,163
Shares Owned	155	70	127,845	1,042,436	465,324
Investments, at Fair Value	$5,090	$929	$4,530,850	$13,728,882	$5,374,485
Total Assets	5,090	929	4,530,850	13,728,882	5,374,485
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,090	$929	$4,530,850	$13,728,882	$5,374,485
Spinnaker & Mainsail
Net Assets			$3,778,258	$10,796,883	$4,258,978
Accumulation Units Outstanding			354,607	786,086	274,775
Accumulation Unit Value			$10.654	$13.734	$15.500
Spinnaker Advisor
Net Assets			$736,862	$2,897,316	$1,115,507
Accumulation Units Outstanding			72,534	228,378	74,521
Accumulation Unit Value			$10.153	$12.686	$14.969
Spinnaker with EEB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker with GMDB
Net Assets			$2,241	$357	$-
Accumulation Units Outstanding			223	30	-
Accumulation Unit Value			$10.513	$13.552	$-
Spinnaker with EEB & GMDB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker Choice
Net Assets			$13,489	$34,326	$-
Accumulation Units Outstanding			1,107	2,715	-
Accumulation Unit Value			$12.157	$12.645	$-
Spinnaker Choice with EEB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker Choice with GMDB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets			$-	$-	$-
Accumulation Units Outstanding			-	-	-
Accumulation Unit Value			$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-
Passport Group Tier II
Net Assets	$5,090	$929
Accumulation Units Outstanding	379	74
Accumulation Unit Value	$13.519	$12.575

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,154,930	$14,968,975	$2,781,805	$12,970,449	$1,571,715
Shares Owned	118,366	525,906	300,251	567,770	102,156
Investments, at Fair Value	$3,539,117	$15,619,410	$3,897,268	$12,564,759	$1,993,052
Total Assets	3,539,117	15,619,410	3,897,268	12,564,759	1,993,052
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,539,117	$15,619,410	$3,897,268	$12,564,759	$1,993,052
Spinnaker & Mainsail
Net Assets	$3,056,975	$11,621,854	$2,975,800	$11,333,977	$1,831,202
Accumulation Units Outstanding	441,443	838,562	571,383	481,191	189,238
Accumulation Unit Value	$6.925	$13.859	$5.208	$23.553	$9.677
Spinnaker Advisor
Net Assets	$462,818	$3,930,044	$921,468	$1,230,782	$151,580
Accumulation Units Outstanding	71,123	284,656	195,365	125,522	15,685
Accumulation Unit Value	$6.507	$13.806	$4.717	$9.805	$9.664
Spinnaker with EEB
Net Assets	$-	$8,719	$-		$-
Accumulation Units Outstanding	-	637	-		-
Accumulation Unit Value	$-	$13.721	$-		$-
Spinnaker with GMDB
Net Assets	$-	$2,353	$-		$-
Accumulation Units Outstanding	-	177	-		-
Accumulation Unit Value	$-	$13.675	$-		$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-		$-
Accumulation Units Outstanding	-	-	-		-
Accumulation Unit Value	$-	$-	$-		$-
Spinnaker Choice
Net Assets	$19,324	$50,897	$-
Accumulation Units Outstanding	1,648	4,500	-
Accumulation Unit Value	$11.727	$11.312	$-
Spinnaker Choice with EEB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$5,543	$-
Accumulation Units Outstanding	-	497	-
Accumulation Unit Value	$-	$11.162	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Passport Group Tier II
Net Assets					$10,270
Accumulation Units Outstanding					879
Accumulation Unit Value					$11.693

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,824	$94,021	$42,704	$5,829,328	$218,264
Shares Owned	378	8,271	5,714	503,267	19,811
Investments, at Fair Value	$4,613	$116,042	$53,088	$4,136,860	$245,872
Total Assets	4,613	116,042	53,088	4,136,860	245,872
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$4,613	$116,042	$53,088	$4,136,860	$245,872
Spinnaker & Mainsail
Net Assets		$108,425	$53,088	$4,082,440
Accumulation Units Outstanding		11,297	6,319	246,434
Accumulation Unit Value		$9.597	$8.401	$16.566
Spinnaker Advisor
Net Assets		$7,617	$-	$54,420
Accumulation Units Outstanding		796	-	6,998
Accumulation Unit Value		$9.584	$-	$7.775
Spinnaker with EEB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker with GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets		$-	$-	$-
Accumulation Units Outstanding		-	-	-
Accumulation Unit Value		$-	$-	$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Focus Tier I
Net Assets					$30,514
Accumulation Units Outstanding					2,809
Accumulation Unit Value					$10.862
Focus Tier II
Net Assets					$41,929
Accumulation Units Outstanding					3,855
Accumulation Unit Value					$10.877
Focus Tier III
Net Assets					$52,725
Accumulation Units Outstanding					4,834
Accumulation Unit Value					$10.906
Focus Tier IV
Net Assets					$56,779
Accumulation Units Outstanding					5,192
Accumulation Unit Value					$10.935
Focus Tier V
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier I with GMDB
Net Assets					$46,156
Accumulation Units Outstanding					4,261
Accumulation Unit Value					$10.833
Focus Tier II with GMDB
Net Assets					$17,769
Accumulation Units Outstanding					1,638
Accumulation Unit Value					$10.848
Focus Tier III with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier IV with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Focus Tier V with GMDB
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Passport Group Tier I
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Passport Group Tier II
Net Assets	$4,613
Accumulation Units Outstanding	367
Accumulation Unit Value	$12.579

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,448,235	$3,260,588	$472,163	$33,451,235	$3,712
Shares Owned	159,915	492,282	33,053	1,378,873	184
Investments, at Fair Value	$1,463,212	$3,460,744	$480,592	$32,927,449	$4,314
Total Assets	1,463,212	3,460,744	480,592	32,927,449	4,314
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,463,212	$3,460,744	$480,592	$32,927,449	$4,314
Spinnaker & Mainsail
Net Assets	$1,434,366	$2,907,138	$362,224	$30,005,216
Accumulation Units Outstanding	84,547	140,735	24,976	1,630,277
Accumulation Unit Value	$16.961	$20.655	$14.502	$18.404
Spinnaker Advisor
Net Assets	$12,499	$532,956	$118,368	$2,644,465
Accumulation Units Outstanding	1,237	31,549	8,193	145,487
Accumulation Unit Value	$10.106	$16.888	$14.447	$18.176
Spinnaker with EEB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$6,157	$-	$3,553
Accumulation Units Outstanding	-	302	-	196
Accumulation Unit Value	$-	$20.382	$-	$18.160
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$16,347	$14,493	$-	$270,013
Accumulation Units Outstanding	1,124	973	-	18,993
Accumulation Unit Value	$14.545	$14.894	$-	$14.216
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-	$4,202
Accumulation Units Outstanding	-	-	-	301
Accumulation Unit Value	$-	$-	$-	$14.028
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND	FIDELITY CONTRAFUND II1
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Passport Group Tier II
Net Assets					$4,314
Accumulation Units Outstanding					368
Accumulation Unit Value					$11.760

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,867,274	$124,263	$90,671	$537,961	$249,160
Shares Owned	460,230	12,916	9,824	62,645	30,139
Investments, at Fair Value	$8,753,566	$136,395	$104,634	$660,895	$314,647
Total Assets	8,753,566	136,395	104,634	660,895	314,647
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$8,753,566	$136,395	$104,634	$660,895	$314,647
Spinnaker & Mainsail
Net Assets	$7,632,758	$75,774	$92,085	$650,485	$170,871
Accumulation Units Outstanding	539,759	7,360	9,062	65,864	17,333
Accumulation Unit Value	$14.140	$10.295	$10.161	$9.876	$9.858
Spinnaker Advisor
Net Assets	$1,034,563	$60,621	$12,549	$10,410	$143,776
Accumulation Units Outstanding	73,442	5,896	1,237	1,056	14,604
Accumulation Unit Value	$14.086	$10.281	$10.148	$9.863	$9.845
Spinnaker with EEB
Net Assets	$3,954	$-	$-	$-	$-
Accumulation Units Outstanding	284	-	-	-	-
Accumulation Unit Value	$14.000	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$272	$-	$-	$-	$-
Accumulation Units Outstanding	25	-	-	-	-
Accumulation Unit Value	$13.953	$-	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$82,019
Accumulation Units Outstanding	7,385
Accumulation Unit Value	$11.106
Spinnaker Choice with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II	FIDELITY FREEDOM FUNDS 2025 II
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Passport Group Tier II
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
ASSETS:
Investments in Underlying:
Investments, at Cost	$206,753	$123,369	$12,676,279	$7,569,996	$3,151,683
Shares Owned	23,966	11,917	375,064	577,045	185,109
Investments, at Fair Value	$243,974	$122,017	$13,911,115	$7,288,080	$3,317,143
Total Assets	243,974	122,017	13,911,115	7,288,080	3,317,143
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$243,974	$122,017	$13,911,115	$7,288,080	$3,317,143
Spinnaker & Mainsail
Net Assets	$182,991	$116,922	$12,093,068	$6,022,765	$3,136,926
Accumulation Units Outstanding	19,287	11,015	1,692,570	606,112	356,902
Accumulation Unit Value	$9.488	$10.615	$7.144	$9.936	$8.789
Spinnaker Advisor
Net Assets	$60,983	$5,095	$1,798,955	$1,262,216	$180,217
Accumulation Units Outstanding	6,436	481	266,522	132,001	23,083
Accumulation Unit Value	$9.475	$10.601	$6.750	$9.562	$7.807
Spinnaker with EEB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$2,817	$225
Accumulation Units Outstanding	-	-	405	27
Accumulation Unit Value	$-	$-	$7.050	$9.805
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets			$10,055	$2,874
Accumulation Units Outstanding			886	257
Accumulation Unit Value			$11.365	$11.175
Spinnaker Choice with EEB
Net Assets			$-	$-
Accumulation Units Outstanding			-	-
Accumulation Unit Value			$-	$-
Spinnaker Choice with GMDB
Net Assets			$6,220	$-
Accumulation Units Outstanding			556	-
Accumulation Unit Value			$11.214	$-
Spinnaker Choice with EEB & GMDB
Net Assets			$-	$-
Accumulation Units Outstanding			-	-
Accumulation Unit Value			$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-
Passport Group Tier II
Net Assets	$-	$-
Accumulation Units Outstanding	-	-
Accumulation Unit Value	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS
ASSETS:
Investments in Underlying:
Investments, at Cost	$453,672	$8,109,026	$1,020,216	$178,792	$10,748,505
Shares Owned	4,013	317,686	1,020,216	12,082	10,748,505
Investments, at Fair Value	$531,256	$10,207,115	$1,020,216	$200,791	$10,748,505
Total Assets	531,256	10,207,115	1,020,216	200,791	10,748,505
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$531,256	$10,207,115	$1,020,216	$200,791	$10,748,505
Spinnaker & Mainsail
Net Assets		$8,292,051		$198,124	$8,644,011
Accumulation Units Outstanding		518,877		24,456	806,175
Accumulation Unit Value		$15.981		$8.101	$10.723
Spinnaker Advisor
Net Assets		$1,844,222		$2,667	$2,042,638
Accumulation Units Outstanding		115,731		331	191,104
Accumulation Unit Value		$15.935		$8.090	$10.690
Spinnaker with EEB
Net Assets		$-		$-	$1,773
Accumulation Units Outstanding		-		-	167
Accumulation Unit Value		$-		$-	$10.625
Spinnaker with GMDB
Net Assets		$1,349		$-	$1,367
Accumulation Units Outstanding		92		-	129
Accumulation Unit Value		$15.800		$-	$10.593
Spinnaker with EEB & GMDB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-
Spinnaker Choice
Net Assets		$69,493			$54,138
Accumulation Units Outstanding		4,386			5,089
Accumulation Unit Value		$15.845			$10.625
Spinnaker Choice with EEB
Net Assets		$-			$-
Accumulation Units Outstanding		-			-
Accumulation Unit Value		$-			$-
Spinnaker Choice with GMDB
Net Assets		$-			$-
Accumulation Units Outstanding		-			-
Accumulation Unit Value		$-			$-
Spinnaker Choice with EEB & GMDB
Net Assets		$-			$-
Accumulation Units Outstanding		-			-
Accumulation Unit Value		$-			$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II	FIDELITY VIP MONEY MARKET SERVICE CLASS
Focus Tier I
Net Assets	$130,988		$203,267
Accumulation Units Outstanding	15,546		19,922
Accumulation Unit Value	$8.430		$10.204
Focus Tier II
Net Assets	$157,222		$354,020
Accumulation Units Outstanding	18,618		34,634
Accumulation Unit Value	$8.446		$10.222
Focus Tier III
Net Assets	$65,677		$-
Accumulation Units Outstanding	7,756		-
Accumulation Unit Value	$8.476		$-
Focus Tier IV
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier V
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier I with GMDB
Net Assets	$11,712		$85,276
Accumulation Units Outstanding	1,408		8,386
Accumulation Unit Value	$8.400		$10.168
Focus Tier II with GMDB
Net Assets	$165,657		$77,689
Accumulation Units Outstanding	19,698		7,628
Accumulation Unit Value	$8.415		$10.186
Focus Tier III with GMDB
Net Assets	$-		$299,964
Accumulation Units Outstanding	-		29,340
Accumulation Unit Value	$-		$10.222
Focus Tier IV with GMDB
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Focus Tier V with GMDB
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Passport Group Tier I
Net Assets					$-
Accumulation Units Outstanding					-
Accumulation Unit Value					$-
Passport Group Tier II
Net Assets					$4,578
Accumulation Units Outstanding					464
Accumulation Unit Value					$9.874

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II
ASSETS:
Investments in Underlying:
Investments, at Cost	$268,179	$262,187	$6,773,660	$6,110,988	$5,359,736
Shares Owned	25,959	39,670	457,800	509,229	278,364
Investments, at Fair Value	$329,686	$305,855	$6,784,598	$8,274,976	$5,993,186
Total Assets	329,686	305,855	6,784,598	8,274,976	5,993,186
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$329,686	$305,855	$6,784,598	$8,274,976	$5,993,186
Spinnaker & Mainsail
Net Assets	$308,083	$305,855	$5,789,391	$6,851,882	$5,339,256
Accumulation Units Outstanding	24,453	32,920	458,228	508,147	588,542
Accumulation Unit Value	$12.599	$9.291	$12.634	$13.484	$9.071
Spinnaker Advisor
Net Assets	$16,289	$-	$809,223	$1,378,006	$622,689
Accumulation Units Outstanding	1,297	-	64,245	102,504	75,094
Accumulation Unit Value	$12.563	$9.278	$12.596	$13.446	$8.292
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$369	$3,183	$-
Accumulation Units Outstanding	-	-	30	239	-
Accumulation Unit Value	$-	$-	$12.481	$13.332	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$1,145		$99,644	$37,159	$31,241
Accumulation Units Outstanding	92		7,959	2,779	2,384
Accumulation Unit Value	$12.492		$12.519	$13.369	$13.111
Spinnaker Choice with EEB
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-		-	-	-
Accumulation Unit Value	$-		$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$4,169		$12,805	$-	$-
Accumulation Units Outstanding	340		1,036	-	-
Accumulation Unit Value	$12.351		$12.368	$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-		$-	$-	$-
Accumulation Units Outstanding	-		-	-	-
Accumulation Unit Value	$-		$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Passport Group Tier II
Net Assets	$-	$-	$73,166	$4,746	$-
Accumulation Units Outstanding	-	-	6,437	369	-
Accumulation Unit Value	$-	$-	$11.367	$12.873	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$16,893,631	$391,067	$1,891,830	$1,452,161	$5,650,495
Shares Owned	1,318,035	52,018	261,340	159,288	645,179
Investments, at Fair Value	$17,279,427	$484,279	$2,420,005	$1,605,626	$6,561,471
Total Assets	17,279,427	484,279	2,420,005	1,605,626	6,561,471
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$17,279,427	$484,279	$2,420,005	$1,605,626	$6,561,471
Spinnaker & Mainsail
Net Assets	$11,467,919		$2,392,717		$5,980,384
Accumulation Units Outstanding	733,549		255,978		603,700
Accumulation Unit Value	$15.633		$9.350		$9.908
Spinnaker Advisor
Net Assets	$5,210,416		$27,288		$581,087
Accumulation Units Outstanding	346,776		2,922		58,727
Accumulation Unit Value	$15.025		$9.337		$9.895
Spinnaker with EEB
Net Assets	$9,623		$-		$-
Accumulation Units Outstanding	622		-		-
Accumulation Unit Value	$15.478		$-		$-
Spinnaker with GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker with EEB & GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Spinnaker Choice
Net Assets	$584,965
Accumulation Units Outstanding	47,167
Accumulation Unit Value	$12.402
Spinnaker Choice with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I	IBBOTSON BALANCED CLASS II
Focus Tier I
Net Assets		$290,428		$386,423
Accumulation Units Outstanding		33,388		39,749
Accumulation Unit Value		$8.702		$9.722
Focus Tier II
Net Assets		$193,851		$680,548
Accumulation Units Outstanding		22,236		70,054
Accumulation Unit Value		$8.718		$9.739
Focus Tier III
Net Assets		$-		$317,225
Accumulation Units Outstanding		-		32,455
Accumulation Unit Value		$-		$9.774
Focus Tier IV
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier V
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier I with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier II with GMDB
Net Assets		$-		$221,430
Accumulation Units Outstanding		-		22,817
Accumulation Unit Value		$-		$9.705
Focus Tier III with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier IV with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Focus Tier V with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Passport Group Tier I
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Passport Group Tier II
Net Assets	$6,504
Accumulation Units Outstanding	633
Accumulation Unit Value	$10.284

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$508,019	$619,356	$545,897	$3,004,153	$238,176
Shares Owned	47,017	61,841	61,899	349,777	23,977
Investments, at Fair Value	$521,428	$684,563	$603,512	$3,375,333	$245,770
Total Assets	521,428	684,563	603,512	3,375,333	245,770
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$521,428	$684,563	$603,512	$3,375,333	$245,770
Spinnaker & Mainsail
Net Assets		$374,086		$3,241,659
Accumulation Units Outstanding		36,118		337,600
Accumulation Unit Value		$10.357		$9.607
Spinnaker Advisor
Net Assets		$310,477		$133,674
Accumulation Units Outstanding		30,015		13,933
Accumulation Unit Value		$10.343		$9.594
Spinnaker with EEB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Spinnaker with GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Spinnaker with EEB & GMDB
Net Assets		$-		$-
Accumulation Units Outstanding		-		-
Accumulation Unit Value		$-		$-
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II	IBBOTSON INCOME AND GROWTH CLASS I
Focus Tier I
Net Assets	$127,101		$377,147		$27,299
Accumulation Units Outstanding	11,708		41,184		2,667
Accumulation Unit Value	$10.855		$9.157		$10.238
Focus Tier II
Net Assets	$198,207		$19,378		$210,515
Accumulation Units Outstanding	18,224		2,112		20,524
Accumulation Unit Value	$10.875		$9.174		$10.256
Focus Tier III
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Focus Tier IV
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Focus Tier V
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Focus Tier I with GMDB
Net Assets	$35,535		$-		$7,956
Accumulation Units Outstanding	3,284		-		779
Accumulation Unit Value	$10.816		$-		$10.201
Focus Tier II with GMDB
Net Assets	$160,585		$206,987		$-
Accumulation Units Outstanding	14,818		22,642		-
Accumulation Unit Value	$10.836		$9.141		$-
Focus Tier III with GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Focus Tier IV with GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Focus Tier V with GMDB
Net Assets	$-		$-		$-
Accumulation Units Outstanding	-		-		-
Accumulation Unit Value	$-		$-		$-
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL APPRECIATION II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,496,253	$1,747,292	$1,094,586	$5,502,853	$784,771
Shares Owned	153,571	84,260	73,667	223,556	39,302
Investments, at Fair Value	$1,633,987	$1,811,583	$1,688,455	$5,208,857	$900,786
Total Assets	1,633,987	1,811,583	1,688,455	5,208,857	900,786
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$1,633,987	$1,811,583	$1,688,455	$5,208,857	$900,786
Spinnaker & Mainsail
Net Assets	$1,405,309	$1,751,996	$1,688,455	$4,991,823	$847,203
Accumulation Units Outstanding	138,604	46,877	63,553	593,389	82,274
Accumulation Unit Value	$10.141	$37.361	$26.567	$8.412	$10.297
Spinnaker Advisor
Net Assets	$228,678	$59,587		$217,034	$35,905
Accumulation Units Outstanding	22,583	1,866		25,855	3,498
Accumulation Unit Value	$10.127	$31.906		$8.393	$10.268
Spinnaker with EEB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker with GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker Choice
Net Assets		$-		$-	$14,937
Accumulation Units Outstanding		-		-	1,464
Accumulation Unit Value		$-		$-	$10.210
Spinnaker Choice with EEB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-
Spinnaker Choice with GMDB
Net Assets		$-		$-	$2,741
Accumulation Units Outstanding		-		-	275
Accumulation Unit Value		$-		$-	$10.094
Spinnaker Choice with EEB & GMDB
Net Assets		$-		$-	$-
Accumulation Units Outstanding		-		-	-
Accumulation Unit Value		$-		$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

Sub-Accounts
IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1	INVESCO CAPITAL APPRECIATION II1
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]	INVESCO INTERNATIONAL GROWTH I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$261,886	$549,264	$519,021	$9,264,579	$2,040,436
Shares Owned	19,661	51,702	30,802	617,523	77,341
Investments, at Fair Value	$263,659	$673,164	$514,702	$8,385,970	$2,218,917
Total Assets	263,659	673,164	514,702	8,385,970	2,218,917
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$263,659	$673,164	$514,702	$8,385,970	$2,218,917
Spinnaker & Mainsail
Net Assets	$239,880	$646,066	$412,182	$6,926,184	$1,975,691
Accumulation Units Outstanding	14,045	65,612	29,199	280,705	86,709
Accumulation Unit Value	$17.079	$9.846	$14.116	$24.673	$22.785
Spinnaker Advisor
Net Assets	$23,779	$22,141	$102,520	$1,448,073	$196,390
Accumulation Units Outstanding	1,398	2,254	7,290	61,264	8,652
Accumulation Unit Value	$17.014	$9.823	$14.062	$23.635	$22.698
Spinnaker with EEB
Net Assets	$-	$3,028	$-	$-	$-
Accumulation Units Outstanding	-	311	-	-	-
Accumulation Unit Value	$-	$9.776	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$524	$-
Accumulation Units Outstanding	-	-	-	24	-
Accumulation Unit Value	$-	$-	$-	$24.346	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$-	$1,929	$-	$8,280	$46,836
Accumulation Units Outstanding	-	198	-	500	2,758
Accumulation Unit Value	$-	$9.776	$-	$16.560	$16.976
Spinnaker Choice with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets	$-	$-	$-	$2,909	$-
Accumulation Units Outstanding	-	-	-	178	-
Accumulation Unit Value	$-	$-	$-	$16.341	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

Sub-Accounts
INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]	INVESCO INTERNATIONAL GROWTH I1
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,923,456	$82,981	$8,235,345	$5,560,318	$2,958,309
Shares Owned	366,268	7,290	752,367	879,360	208,698
Investments, at Fair Value	$10,383,777	$118,594	$7,674,142	$5,979,657	$3,274,472
Total Assets	10,383,777	118,594	7,674,142	5,979,657	3,274,472
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$10,383,777	$118,594	$7,674,142	$5,979,657	$3,274,472
Spinnaker & Mainsail
Net Assets	$9,286,514	$102,006	$6,538,384	$5,106,767	$1,597,434
Accumulation Units Outstanding	808,161	9,538	366,320	276,981	184,815
Accumulation Unit Value	$11.491	$10.695	$17.846	$18.435	$8.642
Spinnaker Advisor
Net Assets	$1,007,330	$16,588	$1,098,332	$795,939	$1,677,038
Accumulation Units Outstanding	87,874	1,554	61,772	43,334	200,848
Accumulation Unit Value	$11.463	$10.680	$17.778	$18.364	$8.348
Spinnaker with EEB
Net Assets	$2,995	$-	$-	$4,526
Accumulation Units Outstanding	266	-	-	249
Accumulation Unit Value	$11.408	$-	$-	$18.251
Spinnaker with GMDB
Net Assets	$5,338	$-	$354	$1,042
Accumulation Units Outstanding	469	-	22	58
Accumulation Unit Value	$11.381	$-	$17.609	$18.190
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$75,144		$37,072	$71,383
Accumulation Units Outstanding	6,586		2,799	5,010
Accumulation Unit Value	$11.408		$13.240	$14.247
Spinnaker Choice with EEB
Net Assets	$-		$-	$-
Accumulation Units Outstanding	-		-	-
Accumulation Unit Value	$-		$-	$-
Spinnaker Choice with GMDB
Net Assets	$6,456		$-	$-
Accumulation Units Outstanding	569		-	-
Accumulation Unit Value	$11.299		$-	$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-		$-	$-
Accumulation Units Outstanding	-		-	-
Accumulation Unit Value	$-		$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

Sub-Accounts
INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I	JP MORGAN INSURANCE TRUST U.S. EQUITY I
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganization and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S	NEUBERGER BERMAN GENESIS ADVISOR[1]
ASSETS:
Investments in Underlying:
Investments, at Cost	$8,792,967	$73,473	$380,678	$31,478	$3,805
Shares Owned	520,789	4,528	20,128	2,220	164
Investments, at Fair Value	$8,306,561	$85,333	$540,848	$36,828	$4,530
Total Assets	8,306,561	85,333	540,848	36,828	4,530
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$8,306,561	$85,333	$540,848	$36,828	$4,530
Spinnaker & Mainsail
Net Assets	$7,387,738	$66,895	$479,387	$34,174
Accumulation Units Outstanding	579,325	6,848	47,005	3,431
Accumulation Unit Value	$12.752	$9.763	$10.199	$9.955
Spinnaker Advisor
Net Assets	$776,988	$18,438	$57,921	$2,654
Accumulation Units Outstanding	61,195	1,892	5,687	268
Accumulation Unit Value	$12.697	$9.750	$10.185	$9.942
Spinnaker with EEB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$3,006	$-	$-	$-
Accumulation Units Outstanding	238	-	-	-
Accumulation Unit Value	$12.583	$-	$-	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$65,225
Accumulation Units Outstanding	5,492
Accumulation Unit Value	$11.877
Spinnaker Choice with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with GMDB
Net Assets	$6,592
Accumulation Units Outstanding	564
Accumulation Unit Value	$11.720
Spinnaker Choice with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S	NEUBERGER BERMAN GENESIS ADVISOR[1]
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Passport Group Tier II
Net Assets	$67,012	$-	$3,540	$-	$4,530
Accumulation Units Outstanding	6,012	-	270	-	369
Accumulation Unit Value	$11.147	$-	$13.171	$-	$12.327

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$729,413	$3,984,011	$258,896	$4,454,161	$3,823,479
Shares Owned	69,771	480,279	22,322	412,063	162,688
Investments, at Fair Value	$775,145	$4,327,308	$247,329	$4,878,824	$5,049,858
Total Assets	775,145	4,327,308	247,329	4,878,824	5,049,858
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$775,145	$4,327,308	$247,329	$4,878,824	$5,049,858
Spinnaker & Mainsail
Net Assets	$611,691	$3,585,988		$3,960,930	$3,490,651
Accumulation Units Outstanding	48,204	296,982		117,620	163,437
Accumulation Unit Value	$12.689	$12.075		$33.709	$21.358
Spinnaker Advisor
Net Assets	$162,500	$645,693		$917,894	$1,497,796
Accumulation Units Outstanding	12,843	53,628		55,739	70,341
Accumulation Unit Value	$12.653	$12.040		$16.488	$21.293
Spinnaker with EEB
Net Assets	$-	$2,582		$-	$-
Accumulation Units Outstanding	-	217		-	-
Accumulation Unit Value	$-	$11.972		$-	$-
Spinnaker with GMDB
Net Assets	$-	$-		$-	$8,346
Accumulation Units Outstanding	-	-		-	397
Accumulation Unit Value	$-	$-		$-	$21.099
Spinnaker with EEB & GMDB
Net Assets	$-	$-		$-	$-
Accumulation Units Outstanding	-	-		-	-
Accumulation Unit Value	$-	$-		$-	$-
Spinnaker Choice
Net Assets	$116	$90,216			$53,065
Accumulation Units Outstanding	10	7,539			2,507
Accumulation Unit Value	$12.582	$11.972			$21.164
Spinnaker Choice with EEB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-
Spinnaker Choice with GMDB
Net Assets	$-	$2,829			$-
Accumulation Units Outstanding	-	238			-
Accumulation Unit Value	$-	$11.837			$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-	$-			$-
Accumulation Units Outstanding	-	-			-
Accumulation Unit Value	$-	$-			$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets	$-		$-
Accumulation Units Outstanding	-		-
Accumulation Unit Value	$-		$-
Passport Group Tier II
Net Assets	$838		$247,329
Accumulation Units Outstanding	75		23,254
Accumulation Unit Value	$11.134		$10.636

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$4,459,177	$42,079,468	$41,174,842	$1,648,799	$9,512,629
Shares Owned	262,658	1,862,747	1,850,934	188,294	539,506
Investments, at Fair Value	$5,169,118	$41,781,386	$42,589,998	$1,997,785	$9,133,858
Total Assets	5,169,118	41,781,386	42,589,998	1,997,785	9,133,858
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,169,118	$41,781,386	$42,589,998	$1,997,785	$9,133,858
Spinnaker & Mainsail
Net Assets	$4,638,610	$41,387,389	$41,381,227	$1,573,788	$8,837,064
Accumulation Units Outstanding	403,502	745,640	812,286	120,210	353,698
Accumulation Unit Value	$11.496	$55.504	$50.943	$13.104	$24.983
Spinnaker Advisor
Net Assets	$479,765	$393,997	$1,208,771	$295,474	$296,794
Accumulation Units Outstanding	41,862	45,247	101,138	22,630	29,988
Accumulation Unit Value	$11.461	$8.707	$11.951	$13.065	$9.896
Spinnaker with EEB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker with GMDB
Net Assets	$709	$-	$-	$6,356	$-
Accumulation Units Outstanding	69	-	-	492	-
Accumulation Unit Value	$11.357	$-	$-	$12.946	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets	$50,034			$122,167
Accumulation Units Outstanding	4,392			9,428
Accumulation Unit Value	$11.391			$12.985
Spinnaker Choice with EEB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-
Spinnaker Choice with EEB & GMDB
Net Assets	$-			$-
Accumulation Units Outstanding	-			-
Accumulation Unit Value	$-			$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

Sub-Accounts
PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID CAP VALUE VCT CLASS I
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,364,993	$2,313,608	$5,838,016	$5,497,033	$8,073,280
Shares Owned	3,364,993	209,539	581,791	537,628	466,360
Investments, at Fair Value	$3,364,993	$3,425,969	$6,178,618	$6,075,223	$9,089,353
Total Assets	3,364,993	3,425,969	6,178,618	6,075,223	9,089,353
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,364,993	$3,425,969	$6,178,618	$6,075,223	$9,089,353
Spinnaker & Mainsail
Net Assets	$2,799,908	$2,725,170	$5,141,205	$5,298,926	$7,702,538
Accumulation Units Outstanding	152,830	281,497	375,694	214,821	466,424
Accumulation Unit Value	$18.327	$9.681	$13.687	$24.668	$16.514
Spinnaker Advisor
Net Assets	$565,085	$642,632	$972,862	$744,161	$1,261,919
Accumulation Units Outstanding	52,232	66,536	71,312	29,182	76,633
Accumulation Unit Value	$10.825	$9.658	$13.646	$25.500	$16.467
Spinnaker with EEB
Net Assets	$-	$2,559	$-	$-	$-
Accumulation Units Outstanding	-	267	-	-	-
Accumulation Unit Value	$-	$9.613	$-	$-	$-
Spinnaker with GMDB
Net Assets	$-	$-	$-	$6,675	$-
Accumulation Units Outstanding	-	-	-	275	-
Accumulation Unit Value	$-	$-	$-	$24.341	$-
Spinnaker with EEB & GMDB
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Spinnaker Choice
Net Assets		$55,608	$64,551	$20,373	$115,099
Accumulation Units Outstanding		5,785	4,767	912	7,031
Accumulation Unit Value		$9.613	$13.563	$22.342	$16.374
Spinnaker Choice with EEB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Spinnaker Choice with GMDB
Net Assets		$-	$-	$2,686	$4,601
Accumulation Units Outstanding		-	-	121	284
Accumulation Unit Value		$-	$-	$22.046	$16.189
Spinnaker Choice with EEB & GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES II
Focus Tier I
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier I with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier II with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier III with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier IV with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Focus Tier V with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Passport Group Tier I
Net Assets				$-	$-
Accumulation Units Outstanding				-	-
Accumulation Unit Value				$-	$-
Passport Group Tier II
Net Assets				$2,402	$5,196
Accumulation Units Outstanding				206	464
Accumulation Unit Value				$11.710	$11.221

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$7,007,337	$664,169	$899,363	$1,538,414	$1,603,733
Shares Owned	566,818	37,589	128,417	99,434	147,520
Investments, at Fair Value	$6,240,683	$702,909	$999,077	$1,818,649	$2,202,473
Total Assets	6,240,683	702,909	999,077	1,818,649	2,202,473
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,240,683	$702,909	$999,077	$1,818,649	$2,202,473
Spinnaker & Mainsail
Net Assets	$5,846,960
Accumulation Units Outstanding	487,278
Accumulation Unit Value	$12.002
Spinnaker Advisor
Net Assets	$354,232
Accumulation Units Outstanding	29,643
Accumulation Unit Value	$11.950
Spinnaker with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker with GMDB
Net Assets	$1,123
Accumulation Units Outstanding	96
Accumulation Unit Value	$11.843
Spinnaker with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice
Net Assets	$32,172
Accumulation Units Outstanding	2,855
Accumulation Unit Value	$11.269
Spinnaker Choice with EEB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-
Spinnaker Choice with GMDB
Net Assets	$6,196
Accumulation Units Outstanding	558
Accumulation Unit Value	$11.120
Spinnaker Choice with EEB & GMDB
Net Assets	$-
Accumulation Units Outstanding	-
Accumulation Unit Value	$-

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX
Focus Tier I
Net Assets		$278,504	$210,895	$435,446	$617,267
Accumulation Units Outstanding		27,413	18,595	48,314	67,998
Accumulation Unit Value		$10.160	$11.342	$9.013	$9.078
Focus Tier II
Net Assets		$31,146	$433,347	$675,552	$823,648
Accumulation Units Outstanding		3,061	38,140	74,820	90,571
Accumulation Unit Value		$10.178	$11.362	$9.029	$9.094
Focus Tier III
Net Assets		$142,502	$251,776	$321,660	$441,902
Accumulation Units Outstanding		13,951	22,080	35,498	48,420
Accumulation Unit Value		$10.214	$11.403	$9.061	$9.127
Focus Tier IV
Net Assets		$-	$-	$172,296	$46,744
Accumulation Units Outstanding		-	-	18,946	5,103
Accumulation Unit Value		$-	$-	$9.094	$9.159
Focus Tier V
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier I with GMDB
Net Assets		$7,968	$37,480	$80,229	$157,127
Accumulation Units Outstanding		790	3,317	8,934	17,371
Accumulation Unit Value		$10.123	$11.301	$8.981	$9.045
Focus Tier II with GMDB
Net Assets		$204,968	$63,212	$103,375	$115,575
Accumulation Units Outstanding		20,211	5,583	11,490	12,754
Accumulation Unit Value		$10.141	$11.321	$8.997	$9.061
Focus Tier III with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier IV with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Focus Tier V with GMDB
Net Assets		$-	$-	$-	$-
Accumulation Units Outstanding		-	-	-	-
Accumulation Unit Value		$-	$-	$-	$-
Passport Group Tier I
Net Assets	$-	$-	$-	$-	$-
Accumulation Units Outstanding	-	-	-	-	-
Accumulation Unit Value	$-	$-	$-	$-	$-
Passport Group Tier II
Net Assets	$-	$37,821	$2,367	$30,091	$210
Accumulation Units Outstanding	-	3,464	210	2,664	17
Accumulation Unit Value	$-	$10.918	$11.273	$11.296	$12.828

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities

As of December 31, 2010

	Sub-Accounts
	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
ASSETS:
Investments in Underlying:
Investments, at Cost	$623,189	$3,901,003	$3,314,197	$239,531
Shares Owned	74,663	332,477	157,921	9,320
Investments, at Fair Value	$772,752	$4,009,669	$3,859,629	$315,562
Total Assets	772,752	4,009,669	3,859,629	315,562
LIABILITIES:
Total Liabilities	-	-	-	-
NET ASSETS	$772,752	$4,009,669	$3,859,629	$315,562
Spinnaker & Mainsail
Net Assets				$315,562
Accumulation Units Outstanding				6,743
Accumulation Unit Value				$46.795
Spinnaker Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Spinnaker Choice with EEB & GMDB
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Assets and Liabilities (continued)

As of December 31, 2010

	Sub-Accounts
	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Focus Tier I
Net Assets	$156,273	$783,260	$866,288
Accumulation Units Outstanding	19,609	65,454	100,950
Accumulation Unit Value	$7.970	$11.967	$8.581
Focus Tier II
Net Assets	$295,534	$1,189,306	$1,509,032
Accumulation Units Outstanding	37,016	99,207	175,535
Accumulation Unit Value	$7.984	$11.988	$8.597
Focus Tier III
Net Assets	$187,751	$1,012,629	$716,514
Accumulation Units Outstanding	23,432	84,167	83,049
Accumulation Unit Value	$8.013	$12.031	$8.628
Focus Tier IV
Net Assets	$39,349	$343,537	$202,388
Accumulation Units Outstanding	4,893	28,452	23,374
Accumulation Unit Value	$8.041	$12.074	$8.658
Focus Tier V
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Focus Tier I with GMDB
Net Assets	$47,258	$163,237	$188,034
Accumulation Units Outstanding	5,950	13,690	21,991
Accumulation Unit Value	$7.941	$11.924	$8.551
Focus Tier II with GMDB
Net Assets	$41,051	$513,901	$324,758
Accumulation Units Outstanding	5,160	43,020	37,913
Accumulation Unit Value	$7.956	$11.945	$8.566
Focus Tier III with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Focus Tier IV with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Focus Tier V with GMDB
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Passport Group Tier I
Net Assets	$-	$-	$-
Accumulation Units Outstanding	-	-	-
Accumulation Unit Value	$-	$-	$-
Passport Group Tier II
Net Assets	$5,535	$3,799	$52,615
Accumulation Units Outstanding	430	366	4,499
Accumulation Unit Value	$12.884	$10.392	$11.696

Sub-accounts with no amounts reported (left blank) are not offered in the product. Sub-accounts with dollar signs and no value are offered in the product, however there were no assets to report as of December 31, 2010.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Investment Income
Dividend Income	$207,095	$87,135	$255,812	$-	$6,786
Mortality and Expense Risk Charge	(138,379)	(65,301)	(136,053)	-	(6,171)
Asset-Related Administration Charge	(17,590)	(8,424)	(16,836)	-	(787)
Net Investment Income (Loss)	51,126	13,410	102,923	-	(172)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(437,447)	28,086	(273,810)	(6)	(19,455)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,435,437	134,046	1,378,212	55	62,686
Net Gain (Loss) on Investments	997,990	162,132	1,104,402	49	43,231
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,049,116	$175,542	$1,207,325	$49	$43,059
	Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Investment Income
Dividend Income	$2,184	$412	$87,914	$-	$895
Mortality and Expense Risk Charge	(5,383)	(1,348)	(49,635)	-	(387)
Asset-Related Administration Charge	(677)	(164)	(6,122)	-	-
Net Investment Income (Loss)	(3,876)	(1,100)	32,157	-	508
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(13,672)	(4,329)	(471,317)	(2)	27
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	80,915	19,679	892,170	9	6,560
Net Gain (Loss) on Investments	67,243	15,350	420,853	7	6,587
Net Increase (Decrease) in Net Assets Resulting from Operations	$63,367	$14,250	$453,010	$7	$7,095

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Investment Income
Dividend Income	$1	$16	$77	$67	$69
Mortality and Expense Risk Charge	-	-	(42)	(33)	(26)
Asset-Related Administration Charge	-	-	-	-	-
Net Investment Income (Loss)	1	16	35	34	43
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	(24)	(34)	(23)	(22)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1	26	372	670	539
Net Gain (Loss) on Investments	1	2	338	647	517
Net Increase (Decrease) in Net Assets Resulting from Operations	$2	$18	$373	$681	$560
	Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
Investment Income
Dividend Income	$-	$14	$3,799	$43,798	$1,395
Mortality and Expense Risk Charge	-	(12)	(1,184)	(21,324)	(1,261)
Asset-Related Administration Charge	-	-	(142)	(2,706)	(184)
Net Investment Income (Loss)	-	2	2,473	19,768	(50)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1)	(9)	912	16,263	(1,319)
Realized Capital Gain Distributions Received	-	-	-	6,767	-
Net Change in Unrealized Appreciation (Depreciation)	7	35	7,882	24,378	2,439
Net Gain (Loss) on Investments	6	26	8,794	47,408	1,120
Net Increase (Decrease) in Net Assets Resulting from Operations	$6	$28	$11,267	$67,176	$1,070

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
Investment Income
Dividend Income	$198	$2,813	$897	$77	$3
Mortality and Expense Risk Charge	(1,493)	(10,366)	(1,815)	(41)	(47)
Asset-Related Administration Charge	(179)	(1,307)	(218)	(3)	(3)
Net Investment Income (Loss)	(1,474)	(8,860)	(1,136)	33	(47)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	27,816	57,601	14,419	-	2
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	(7,206)	137,335	20,152	348	554
Net Gain (Loss) on Investments	20,610	194,936	34,571	348	556
Net Increase (Decrease) in Net Assets Resulting from Operations	$19,136	$186,076	$33,435	$381	$509
	Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Investment Income
Dividend Income	$-	$3	$97,745	$125,069	$218,040
Mortality and Expense Risk Charge	(37)	(1)	(53,706)	(156,824)	(70,031)
Asset-Related Administration Charge	(3)	-	(6,844)	(20,146)	(8,992)
Net Investment Income (Loss)	(40)	2	37,195	(51,901)	139,017
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(23)	(11)	(103,629)	(1,319,343)	27,574
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	754	136	609,165	4,257,603	210,648
Net Gain (Loss) on Investments	731	125	505,536	2,938,260	238,222
Net Increase (Decrease) in Net Assets Resulting from Operations	$691	$127	$542,731	$2,886,359	$377,239

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
Investment Income
Dividend Income	$28,033	$226,715	$-	$390,458	$10,117
Mortality and Expense Risk Charge	(40,834)	(180,444)	(40,607)	(154,047)	(21,941)
Asset-Related Administration Charge	(5,103)	(23,479)	(5,253)	(19,086)	(2,715)
Net Investment Income (Loss)	(17,904)	22,792	(45,860)	217,325	(14,539)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(7,699)	(968,036)	100,609	(286,390)	50,036
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	447,823	2,770,134	798,891	1,208,331	207,235
Net Gain (Loss) on Investments	440,124	1,802,098	899,500	921,941	257,271
Net Increase (Decrease) in Net Assets Resulting from Operations	$422,220	$1,824,890	$853,640	$1,139,266	$242,732
	Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Investment Income
Dividend Income	$1	$49	$245	$92,129	$1,458
Mortality and Expense Risk Charge	(26)	(869)	(537)	(52,305)	(1,696)
Asset-Related Administration Charge	-	(106)	(65)	(6,306)	(632)
Net Investment Income (Loss)	(25)	(926)	(357)	33,518	(870)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1)	(174)	211	(469,858)	21,428
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	789	19,057	5,566	408,587	22,544
Net Gain (Loss) on Investments	788	18,883	5,777	(61,271)	43,972
Net Increase (Decrease) in Net Assets Resulting from Operations	$763	$17,957	$5,420	$(27,753)	$43,102

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY[1]	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Investment Income
Dividend Income	$93,469	$277,364	$1,805	$7,740	$373,629
Mortality and Expense Risk Charge	(18,792)	(42,826)	(1,916)	(5,814)	(370,848)
Asset-Related Administration Charge	(2,263)	(5,410)	(230)	(755)	(45,602)
Net Investment Income (Loss)	72,414	229,128	(341)	1,171	(42,821)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(97,843)	(86,295)	(276,096)	(9,402)	(2,334,016)
Realized Capital Gain Distributions Received	-	-	-	2,329	13,602
Net Change in Unrealized Appreciation (Depreciation)	175,881	280,899	218,001	60,904	6,843,814
Net Gain (Loss) on Investments	78,038	194,604	(58,095)	53,831	4,523,400
Net Increase (Decrease) in Net Assets Resulting from Operations	$150,452	$423,732	$(58,436)	$55,002	$4,480,579
	Sub-Accounts
	FIDELITY CONTRAFUND II1	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Investment Income
Dividend Income	$38	$148,616	$2,529	$1,935	$12,420
Mortality and Expense Risk Charge	(23)	(101,524)	(1,421)	(1,086)	(7,266)
Asset-Related Administration Charge	-	(12,647)	(197)	(138)	(877)
Net Investment Income (Loss)	15	34,445	911	711	4,277
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(16)	(965,632)	(293)	(1,128)	646
Realized Capital Gain Distributions Received	2	-	2,258	1,124	4,767
Net Change in Unrealized Appreciation (Depreciation)	602	2,004,827	10,089	9,002	63,734
Net Gain (Loss) on Investments	588	1,039,195	12,054	8,998	69,147
Net Increase (Decrease) in Net Assets Resulting from Operations	$603	$1,073,640	$12,965	$9,709	$73,424

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Investment Income
Dividend Income	$5,884	$4,056	$2,013	$34,339	$48,346
Mortality and Expense Risk Charge	(3,382)	(2,366)	(986)	(154,874)	(84,733)
Asset-Related Administration Charge	(471)	(311)	(122)	(19,384)	(10,774)
Net Investment Income (Loss)	2,031	1,379	905	(139,919)	(47,161)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	2,651	6,173	581	(307,129)	(267,070)
Realized Capital Gain Distributions Received	1,762	1,499	2,992	42,027	-
Net Change in Unrealized Appreciation (Depreciation)	30,961	20,010	95	2,987,633	1,164,961
Net Gain (Loss) on Investments	35,374	27,682	3,668	2,722,531	897,891
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,405	$29,061	$4,573	$2,582,612	$850,730
	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Investment Income
Dividend Income	$6,287	$9,562	$10,994	$1,559	$2,166
Mortality and Expense Risk Charge	(37,461)	(4,678)	(107,688)	(8,401)	(2,149)
Asset-Related Administration Charge	(4,575)	(1,698)	(13,680)	(3,174)	(260)
Net Investment Income (Loss)	(35,749)	3,186	(110,374)	(10,016)	(243)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(108,222)	(4,124)	(474,722)	-	(7,118)
Realized Capital Gain Distributions Received	-	7,289	28,724	555	359
Net Change in Unrealized Appreciation (Depreciation)	754,458	51,189	2,643,387	-	29,822
Net Gain (Loss) on Investments	646,236	54,354	2,197,389	555	23,063
Net Increase (Decrease) in Net Assets Resulting from Operations	$610,487	$57,540	$2,087,015	$(9,461)	$22,820

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Investment Income
Dividend Income	$1,181	$-	$6,183	$421,543	$51,682
Mortality and Expense Risk Charge	(147,866)	(3,610)	(3,620)	(79,967)	(85,847)
Asset-Related Administration Charge	(18,974)	(447)	(438)	(9,999)	(10,873)
Net Investment Income (Loss)	(165,659)	(4,057)	2,125	331,577	(45,038)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	-	(42)	3,954	(283,344)	(337,431)
Realized Capital Gain Distributions Received	6,804	-	23	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	44,718	18,778	631,541	2,085,507
Net Gain (Loss) on Investments	6,804	44,676	22,755	348,197	1,748,076
Net Increase (Decrease) in Net Assets Resulting from Operations	$(158,855)	$40,619	$24,880	$679,774	$1,703,038
	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Investment Income
Dividend Income	$-	$586,980	$2,069	$6,536	$11,814
Mortality and Expense Risk Charge	(64,838)	(224,724)	(3,667)	(26,488)	(13,832)
Asset-Related Administration Charge	(8,047)	(29,603)	(1,481)	(3,190)	(5,012)
Net Investment Income (Loss)	(72,885)	332,653	(3,079)	(23,142)	(7,030)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(139,042)	292,536	(6,329)	(26,288)	44,459
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,448,726	47,492	63,809	331,008	107,282
Net Gain (Loss) on Investments	1,309,684	340,028	57,480	304,720	151,741
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,236,799	$672,681	$54,401	$281,578	$144,711

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Investment Income
Dividend Income	$41,592	$5,759	$8,088	$4,242	$21,171
Mortality and Expense Risk Charge	(62,392)	(2,557)	(7,808)	(4,805)	(31,224)
Asset-Related Administration Charge	(7,778)	(963)	(1,087)	(1,817)	(3,806)
Net Investment Income (Loss)	(28,578)	2,239	(807)	(2,380)	(13,859)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	118,660	1,098	7,075	363	196,480
Realized Capital Gain Distributions Received	-	356	538	-	-
Net Change in Unrealized Appreciation (Depreciation)	448,286	9,707	23,488	61,710	136,973
Net Gain (Loss) on Investments	566,946	11,161	31,101	62,073	333,453
Net Increase (Decrease) in Net Assets Resulting from Operations	$538,368	$13,400	$30,294	$59,693	$319,594
	Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Investment Income
Dividend Income	$1,540	$7,287	$15,064	$12,038	$35,920
Mortality and Expense Risk Charge	(2,189)	(15,267)	(20,048)	(20,460)	(60,793)
Asset-Related Administration Charge	(820)	(1,936)	(2,434)	(2,455)	(7,391)
Net Investment Income (Loss)	(1,469)	(9,916)	(7,418)	(10,877)	(32,264)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(842)	34,246	(151,933)	171,929	(243,325)
Realized Capital Gain Distributions Received	-	-	-	91,294	-
Net Change in Unrealized Appreciation (Depreciation)	20,052	72,873	458,305	33,141	915,155
Net Gain (Loss) on Investments	19,210	107,119	306,372	296,364	671,830
Net Increase (Decrease) in Net Assets Resulting from Operations	$17,741	$97,203	$298,954	$285,487	$639,566

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]
Investment Income
Dividend Income	$4,452	$-	$-	$-	$395,194
Mortality and Expense Risk Charge	(10,587)	(3,317)	(7,571)	(6,356)	(98,723)
Asset-Related Administration Charge	(1,292)	(417)	(927)	(812)	(12,524)
Net Investment Income (Loss)	(7,427)	(3,734)	(8,498)	(7,168)	283,947
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(80,111)	(29,200)	(112,617)	(11,928)	(1,692,286)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	201,841	71,777	220,300	38,931	2,585,758
Net Gain (Loss) on Investments	121,730	42,577	107,683	27,003	893,472
Net Increase (Decrease) in Net Assets Resulting from Operations	$114,303	$38,843	$99,185	$19,835	$1,177,419
	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I1	INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Investment Income
Dividend Income	$47,227	$171,640	$-	$17,723	$63,072
Mortality and Expense Risk Charge	(25,599)	(113,434)	(1,082)	(90,884)	(67,612)
Asset-Related Administration Charge	(3,159)	(14,087)	(136)	(11,403)	(8,502)
Net Investment Income (Loss)	18,469	44,119	(1,218)	(84,564)	(13,042)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	17,956	(517,783)	(428)	(483,272)	(267,553)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	185,293	1,518,606	24,121	993,032	1,323,129
Net Gain (Loss) on Investments	203,249	1,000,823	23,693	509,760	1,055,576
Net Increase (Decrease) in Net Assets Resulting from Operations	$221,718	$1,044,942	$22,475	$425,196	$1,042,534

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S
Investment Income
Dividend Income	$28,297	$125,793	$233	$-	$268
Mortality and Expense Risk Charge	(38,933)	(99,279)	(1,196)	(6,048)	(648)
Asset-Related Administration Charge	(5,483)	(12,256)	(171)	(764)	(78)
Net Investment Income (Loss)	(16,119)	14,258	(1,134)	(6,812)	(458)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(9,351)	(400,475)	(49,560)	(39,215)	7,007
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	377,549	1,127,231	12,598	108,532	2,519
Net Gain (Loss) on Investments	368,198	726,756	(36,962)	69,317	9,526
Net Increase (Decrease) in Net Assets Resulting from Operations	$352,079	$741,014	$(38,096)	$62,505	$9,068
	Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I
Investment Income
Dividend Income	$-	$43,505	$550,828	$1,058	$253,421
Mortality and Expense Risk Charge	(26)	(7,693)	(44,948)	(534)	(63,982)
Asset-Related Administration Charge	-	(967)	(5,652)	-	(8,178)
Net Investment Income (Loss)	(26)	34,845	500,228	524	181,261
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(21)	14,709	(857,849)	2	30,769
Realized Capital Gain Distributions Received	-	-	69,382	7,286	-
Net Change in Unrealized Appreciation (Depreciation)	725	16,411	1,075,576	(11,568)	170,718
Net Gain (Loss) on Investments	704	31,120	287,109	(4,280)	201,487
Net Increase (Decrease) in Net Assets Resulting from Operations	$678	$65,965	$787,337	$(3,756)	$382,748

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Investment Income
Dividend Income	$14,349	$89,999	$540,553	$-	$91,485
Mortality and Expense Risk Charge	(55,581)	(53,485)	(493,850)	(497,903)	(21,744)
Asset-Related Administration Charge	(7,340)	(6,610)	(59,436)	(60,304)	(2,726)
Net Investment Income (Loss)	(48,572)	29,904	(12,733)	(558,207)	67,015
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(477,049)	(335,722)	(1,111,200)	(382,788)	68,295
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,183,781	1,048,179	6,453,193	7,778,503	129,494
Net Gain (Loss) on Investments	706,732	712,457	5,341,993	7,395,715	197,789
Net Increase (Decrease) in Net Assets Resulting from Operations	$658,160	$742,361	$5,329,260	$6,837,508	$264,804
	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II
Investment Income
Dividend Income	$89,695	$861	$73,928	$276,733	$85,180
Mortality and Expense Risk Charge	(108,280)	(43,650)	(37,675)	(65,024)	(67,106)
Asset-Related Administration Charge	(13,131)	(5,551)	(4,801)	(8,218)	(8,395)
Net Investment Income (Loss)	(31,716)	(48,340)	31,452	203,491	9,679
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(766,006)	-	(187,717)	(37,753)	(388,043)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	2,154,539	-	841,412	306,648	1,186,296
Net Gain (Loss) on Investments	1,388,533	-	653,695	268,895	798,253
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,356,817	$(48,340)	$685,147	$472,386	$807,932

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Operations

Year Ended December 31, 2010

	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Investment Income
Dividend Income	$108,580	$80,578	$30,556	$79,636	$28,538
Mortality and Expense Risk Charge	(96,212)	(73,826)	(10,019)	(10,933)	(17,294)
Asset-Related Administration Charge	(12,049)	(9,042)	(2,730)	(3,067)	(5,555)
Net Investment Income (Loss)	319	(2,290)	17,807	65,636	5,689
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	63,415	(269,599)	(869)	20,140	82,149
Realized Capital Gain Distributions Received	19,642	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	815,962	633,430	67,072	38,643	157,340
Net Gain (Loss) on Investments	899,019	363,831	66,203	58,783	239,489
Net Increase (Decrease) in Net Assets Resulting from Operations	$899,338	$361,541	$84,010	$124,419	$245,178
	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Investment Income
Dividend Income	$20,373	$16,285	$133,642	$65,693	$-
Mortality and Expense Risk Charge	(20,807)	(6,168)	(36,274)	(34,019)	(3,796)
Asset-Related Administration Charge	(6,772)	(2,220)	(12,783)	(11,578)	(456)
Net Investment Income (Loss)	(7,206)	7,897	84,585	20,096	(4,252)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	10,183	29,430	106,755	54,451	22,244
Realized Capital Gain Distributions Received	-	-	6,496	77,768	-
Net Change in Unrealized Appreciation (Depreciation)	448,129	111,323	(14,848)	352,546	43,737
Net Gain (Loss) on Investments	458,312	140,753	98,403	484,765	65,981
Net Increase (Decrease) in Net Assets Resulting from Operations	$451,106	$148,650	$182,988	$504,861	$61,729

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at January 1, 2009	$11,370,325	$4,130,588	$9,442,825	$-	$410,453
Increase in Net Assets from Operations
Net Investment Income (Loss)	420,604	16,134	64,730	-	15,177
Net Realized Gains (Losses)	(925,032)	14,548	(736,543)	-	(118,338)
Net Change in Unrealized Appreciation (Depreciation)	1,883,337	320,746	3,475,463	-	180,754
Net Increase (Decrease) in Net Assets Resulting from Operations	1,378,909	351,428	2,803,650	-	77,593
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	998,973	1,344,188	1,023,173	-	141,727
Spinnaker Advisor	99,011	349,181	83,420	-	11,232
Spinnaker with EEB	1,260	-	2,268	-	-
Spinnaker with GMDB	-	-	18	-	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	5,590	5,496	1,069	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,773,415)	(1,050,543)	(1,680,220)	-	(72,083)
Spinnaker Advisor	(553,741)	(333,920)	(177,460)	-	(96,151)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(25)	-	(276)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(14,908)	(5,655)	(19,318)	-	(2,879)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(80)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Contract Maintenance Charges
Spinnaker & Mainsail	$(23,464)	$(3,595)	$(6,894)	$-	$(126)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,260,719)	305,072	(774,220)	-	(18,244)
Total Increase (Decrease) in Net Assets	118,190	656,500	2,029,430	-	59,349
Net Assets at December 31, 2009	$11,488,515	$4,787,088	$11,472,255	$-	$469,802

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Net Assets at December 31, 2009	$11,488,515	$4,787,088	$11,472,255	$-	$469,802
Increase in Net Assets from Operations
Net Investment Income (Loss)	51,126	13,410	102,923	-	(172)
Net Realized Gains (Losses)	(437,447)	28,086	(273,810)	(6)	(19,455)
Net Change in Unrealized Appreciation (Depreciation)	1,435,437	134,046	1,378,212	55	62,686
Net Increase (Decrease) in Net Assets Resulting from Operations	1,049,116	175,542	1,207,325	49	43,059
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	784,236	1,238,751	926,058	-	58,579
Spinnaker Advisor	76,210	354,043	96,474	-	18,418
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	18	-	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,049	97,647	33,508	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	9,602	-	273	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,684,624)	(869,575)	(2,001,905)	-	(59,566)
Spinnaker Advisor	(470,228)	(278,840)	(187,158)	-	(14,492)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(878)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(11,437)	(37,415)	(4,268)	-	(5,156)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(91)	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY INTERNATIONAL II1	AMERICAN CENTURY LARGE COMPANY VALUE II
Contract Maintenance Charges
Spinnaker & Mainsail	$(17,839)	$(1,624)	$(5,828)	$-	$(210)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,322,633)	512,498	(1,143,101)	273	(3,269)
Total Increase (Decrease) in Net Assets	(273,517)	688,040	64,224	322	39,790
Net Assets at December 31, 2010	$11,214,998	$5,475,128	$11,536,479	$322	$509,592

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Net Assets at January 1, 2009	$313,796	$77,107	$3,088,455	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,900)	(1,060)	132,468	-	-
Net Realized Gains (Losses)	(34,307)	(19,445)	(503,852)	-	-
Net Change in Unrealized Appreciation (Depreciation)	139,721	45,488	974,975	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	101,514	24,983	603,591	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	62,061	36,377	697,679	-	-
Spinnaker Advisor	-	52,391	101,965	-	-
Spinnaker with EEB	504	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	1,119	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	35	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(49,818)	(24,570)	(549,674)	-	-
Spinnaker Advisor	(13)	(52,379)	(63,040)	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(20)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(63)	$(30)	$(546)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	12,706	11,789	187,483	-	-
Total Increase (Decrease) in Net Assets	114,220	36,772	791,074	-	-
Net Assets at December 31, 2009	$428,016	$113,879	$3,879,529	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Net Assets at December 31, 2009	$428,016	$113,879	$3,879,529	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,876)	(1,100)	32,157	-	508
Net Realized Gains (Losses)	(13,672)	(4,329)	(471,317)	(2)	27
Net Change in Unrealized Appreciation (Depreciation)	80,915	19,679	892,170	9	6,560
Net Increase (Decrease) in Net Assets Resulting from Operations	63,367	14,250	453,010	7	7,095
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	51,593	12,701	724,559	-	-
Spinnaker Advisor	1,600	87	60,637	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	162	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	34	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	72	135,811
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(49,019)	(28,777)	(822,825)	-	-
Spinnaker Advisor	(1,660)	-	(63,095)	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(72)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	AMERICAN FUNDS AMCAP[1]	AMERICAN FUNDS AMERICAN BALANCED[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(30)	$(30)	$(425)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,518	(16,019)	(101,059)	72	135,811
Total Increase (Decrease) in Net Assets	65,885	(1,769)	351,951	79	142,906
Net Assets at December 31, 2010	$493,901	$112,110	$4,231,480	$79	$142,906

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Net Assets at January 1, 2009	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	-	-	-
Net Realized Gains (Losses)	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	-	-	-
Total Increase (Decrease) in Net Assets	-	-	-	-	-
Net Assets at December 31, 2009	$-	$-	$-	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Net Assets at December 31, 2009	$-	$-	$-	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	1	16	35	34	43
Net Realized Gains (Losses)	-	(24)	(34)	(23)	(22)
Net Change in Unrealized Appreciation (Depreciation)	1	26	372	670	539
Net Increase (Decrease) in Net Assets Resulting from Operations	2	18	373	681	560
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	24	672	5,144	4,920	3,887
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(45)	(36)

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	AMERICAN FUNDS AMERICAN HIGH-INCOME TRUST[1]	AMERICAN FUNDS CAPITAL WORLD BOND[1]	AMERICAN FUNDS EUROPACIFIC GROWTH[1]	AMERICAN FUNDS THE INVESTMENT COMPANY OF AMERICA[1]	AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	24	672	5,144	4,875	3,851
Total Increase (Decrease) in Net Assets	26	690	5,517	5,556	4,411
Net Assets at December 31, 2010	$26	$690	$5,517	$5,556	$4,411

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
Net Assets at January 1, 2009	$-	$-	$2,411	$289,299	$137
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	744	43,137	358
Net Realized Gains (Losses)	-	-	5,317	10,141	2,892
Net Change in Unrealized Appreciation (Depreciation)	-	-	5,882	(33,447)	341
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	11,943	19,831	3,591
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	103,883	780,238	30,825
Spinnaker Advisor	-	-	105,345	147,789	63,191
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	(53,789)	(94,560)	(12,373)
Spinnaker Advisor	-	-	(105,509)	(14,080)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$(30)	$(7,388)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	49,900	811,999	81,643
Total Increase (Decrease) in Net Assets	-	-	61,843	831,830	85,234
Net Assets at December 31, 2009	$-	$-	$64,254	$1,121,129	$85,371

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
Net Assets at December 31, 2009	$-	$-	$64,254	$1,121,129	$85,371
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	2	2,473	19,768	(50)
Net Realized Gains (Losses)	(1)	(9)	912	23,030	(1,319)
Net Change in Unrealized Appreciation (Depreciation)	7	35	7,882	24,378	2,439
Net Increase (Decrease) in Net Assets Resulting from Operations	6	28	11,267	67,176	1,070
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	90,978	980,139	91,382
Spinnaker Advisor	-	-	4,211	287,853	19,219
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	64	1,441	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	(3,497)	(194,775)	(92,546)
Spinnaker Advisor	-	-	-	(66,420)	(164)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	BLACKROCK GLOBAL OPPORTUNITIES III[1]	BLACKROCK LARGE CAP VALUE III[1]	CALVERT BALANCE INDEX[1]	CALVERT BARCLAYS AGGREGATE BOND INDEX[1]	CALVERT EAFE INTERNATIONAL INDEX F CLASS[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$(120)	$(10,715)	$(30)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	64	1,441	91,572	996,082	17,861
Total Increase (Decrease) in Net Assets	70	1,469	102,839	1,063,258	18,931
Net Assets at December 31, 2010	$70	$1,469	$167,093	$2,184,387	$104,302

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
Net Assets at January 1, 2009	$8,416	$171,631	$12,566	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(685)	(5,353)	(1,244)	-	-
Net Realized Gains (Losses)	736	(28,006)	31,861	-	-
Net Change in Unrealized Appreciation (Depreciation)	22,803	215,921	20,295	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	22,854	182,562	50,912	-	-
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	84,025	441,064	133,361	-	-
Spinnaker Advisor	5,128	103,660	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(34,173)	(93,559)	(121,021)	-	-
Spinnaker Advisor	-	(17,596)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(30)	$-	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	54,950	433,569	12,340	-	-
Total Increase (Decrease) in Net Assets	77,804	616,131	63,252	-	-
Net Assets at December 31, 2009	$86,220	$787,762	$75,818	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
Net Assets at December 31, 2009	$86,220	$787,762	$75,818	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,474)	(8,860)	(1,136)	33	(47)
Net Realized Gains (Losses)	27,816	57,601	14,419	-	2
Net Change in Unrealized Appreciation (Depreciation)	(7,206)	137,335	20,152	348	554
Net Increase (Decrease) in Net Assets Resulting from Operations	19,136	186,076	33,435	381	509
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	167,981	168,981	188,090	-	-
Spinnaker Advisor	-	22,929	49	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	5,339	5,151
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(151,749)	(152,301)	(58,760)	-	-
Spinnaker Advisor	(7,118)	(50,851)	(7)	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT NASDAQ 100 INDEX[1]	CALVERT RUSSELL 2000 SMALL CAP INDEX F CLASS[1]	CALVERT S&P MIDCAP 400 INDEX F CLASS[1]	CALVERT SOCIAL BALANCED[1]	CALVERT SOCIAL EQUITY[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(30)	$-	$(98)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	9,084	(11,242)	129,274	5,339	5,151
Total Increase (Decrease) in Net Assets	28,220	174,834	162,709	5,720	5,660
Net Assets at December 31, 2010	$114,440	$962,596	$238,527	$5,720	$5,660

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at January 1, 2009	$-	$-	$4,090,902	$10,053,768	$5,801,645
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	-	49,126	2,394	178,777
Net Realized Gains (Losses)	-	-	134,339	(2,492,383)	(197,326)
Net Change in Unrealized Appreciation (Depreciation)	-	-	602,510	5,612,663	669,020
Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	785,975	3,122,674	650,471
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	275,149	1,107,190	511,187
Spinnaker Advisor	-	-	75,172	219,278	45,138
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	6,276	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	30	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	(530,137)	(1,603,006)	(1,071,146)
Spinnaker Advisor	-	-	(144,903)	(561,665)	(404,974)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(37)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	(12,492)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(179)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$(1,715)	$(3,534)	$(8,210)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	-	(326,434)	(848,139)	(928,005)
Total Increase (Decrease) in Net Assets	-	-	459,541	2,274,535	(277,534)
Net Assets at December 31, 2009	$-	$-	$4,550,443	$12,328,303	$5,524,111

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Net Assets at December 31, 2009	$-	$-	$4,550,443	$12,328,303	$5,524,111
Increase in Net Assets from Operations
Net Investment Income (Loss)	(40)	2	37,195	(51,901)	139,017
Net Realized Gains (Losses)	(23)	(11)	(103,629)	(1,319,343)	27,574
Net Change in Unrealized Appreciation (Depreciation)	754	136	609,165	4,257,603	210,648
Net Increase (Decrease) in Net Assets Resulting from Operations	691	127	542,731	2,886,359	377,239
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	243,421	793,752	602,538
Spinnaker Advisor	-	-	100,644	76,258	22,546
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	662	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	4,399	802	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	(486,895)	(1,977,484)	(964,919)
Spinnaker Advisor	-	-	(411,261)	(368,205)	(182,881)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(6,877)	(8,209)	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	CALVERT SOCIAL MID-CAP GROWTH[1]	COLUMBIA MID CAP VALUE B1	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$(1,356)	$(2,554)	$(4,149)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	4,399	802	(562,324)	(1,485,780)	(526,865)
Total Increase (Decrease) in Net Assets	5,090	929	(19,593)	1,400,579	(149,626)
Net Assets at December 31, 2010	$5,090	$929	$4,530,850	$13,728,882	$5,374,485

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
Net Assets at January 1, 2009	$2,618,897	$11,885,577	$2,152,976	$11,997,721	$454,037
Increase in Net Assets from Operations
Net Investment Income (Loss)	(13,014)	52,440	(24,446)	288,801	(6,280)
Net Realized Gains (Losses)	(211,828)	(750,379)	(202,824)	(890,045)	(50,167)
Net Change in Unrealized Appreciation (Depreciation)	1,049,548	3,469,157	1,349,935	2,914,037	333,849
Net Increase (Decrease) in Net Assets Resulting from Operations	824,706	2,771,218	1,122,665	2,312,793	277,402
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	398,626	2,440,882	338,657	480,624	811,736
Spinnaker Advisor	86,600	619,812	119,865	62,539	175,050
Spinnaker with EEB	-	1,890	-	-	-
Spinnaker with GMDB	-	708	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	3,069	10,885	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	318	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(571,996)	(2,663,828)	(605,848)	(1,913,145)	(174,905)
Spinnaker Advisor	(22,866)	(772,952)	(22,745)	(400,211)	(24,756)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(119)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(1,626)	(37,773)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(270)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,571)	$(6,520)	$(1,758)	$(24,353)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(109,764)	(406,967)	(171,829)	(1,794,546)	787,125
Total Increase (Decrease) in Net Assets	714,942	2,364,251	950,836	518,247	1,064,527
Net Assets at December 31, 2009	$3,333,839	$14,249,828	$3,103,812	$12,515,968	$1,518,564

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
Net Assets at December 31, 2009	$3,333,839	$14,249,828	$3,103,812	$12,515,968	$1,518,564
Increase in Net Assets from Operations
Net Investment Income (Loss)	(17,904)	22,792	(45,860)	217,325	(14,539)
Net Realized Gains (Losses)	(7,699)	(968,036)	100,609	(286,390)	50,036
Net Change in Unrealized Appreciation (Depreciation)	447,823	2,770,134	798,891	1,208,331	207,235
Net Increase (Decrease) in Net Assets Resulting from Operations	422,220	1,824,890	853,640	1,139,266	242,732
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	306,239	1,863,424	499,754	351,168	648,013
Spinnaker Advisor	18,885	262,584	32,218	29,628	62,682
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	746	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	951	1,332	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	206	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	8,746
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(517,368)	(2,196,098)	(561,264)	(1,329,254)	(379,143)
Spinnaker Advisor	(22,378)	(345,121)	(29,670)	(122,273)	(108,435)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(803)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(1,726)	(36,475)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(98)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	(81)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS CAPITAL GROWTH VIP B
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,545)	$(5,005)	$(1,222)	$(19,744)	$(26)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(216,942)	(455,308)	(60,184)	(1,090,475)	231,756
Total Increase (Decrease) in Net Assets	205,278	1,369,582	793,456	48,791	474,488
Net Assets at December 31, 2010	$3,539,117	$15,619,410	$3,897,268	$12,564,759	$1,993,052

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Net Assets at January 1, 2009	$-	$33	$3,228	$4,050,615	$13,666
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	(149)	(108)	123,747	(108)
Net Realized Gains (Losses)	-	(15)	69	(664,302)	1,092
Net Change in Unrealized Appreciation (Depreciation)	-	2,961	4,586	1,682,268	9,186
Net Increase (Decrease) in Net Assets Resulting from Operations	-	2,797	4,547	1,141,713	10,170
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	39,063	22,211	167,522	-
Spinnaker Advisor	-	18,919	-	3,389	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	5,039
Focus Tier II	-	-	-	-	23,371
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	6,933
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(682)	(80)	(640,492)	-
Spinnaker Advisor	-	(2,934)	-	(52,184)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	(513)
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$(5,070)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	54,366	22,131	(526,835)	34,830
Total Increase (Decrease) in Net Assets	-	57,163	26,678	614,878	45,000
Net Assets at December 31, 2009	$-	$57,196	$29,906	$4,665,493	$58,666

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Net Assets at December 31, 2009	$-	$57,196	$29,906	$4,665,493	$58,666
Increase in Net Assets from Operations
Net Investment Income (Loss)	(25)	(926)	(357)	33,518	(870)
Net Realized Gains (Losses)	(1)	(174)	211	(469,858)	21,428
Net Change in Unrealized Appreciation (Depreciation)	789	19,057	5,566	408,587	22,544
Net Increase (Decrease) in Net Assets Resulting from Operations	763	17,957	5,420	(27,753)	43,102
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	49,486	17,762	121,520	-
Spinnaker Advisor	-	5,610	-	3,468	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	82,947
Focus Tier II	-	-	-	-	34,639
Focus Tier III	-	-	-	-	47,568
Focus Tier IV	-	-	-	-	57,379
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	48,343
Focus Tier II with GMDB	-	-	-	-	14,821
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	3,886	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(428)	-	(604,577)	-
Spinnaker Advisor	-	(13,779)	-	(17,508)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(77,929)
Focus Tier II	-	-	-	-	(43,314)
Focus Tier III	-	-	-	-	(3,649)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	(7,827)
Focus Tier II with GMDB	-	-	-	-	(8,874)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(36)	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	DWS DREMAN SMALL MID CAP VALUE B	DWS GLOBAL OPPORTUNITIES B SHARE	DWS GLOBAL THEMATIC B SHARE	DWS INTERNATIONAL VIP A	DWS SMALL CAP INDEX A SHARE
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$(3,783)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	3,850	40,889	17,762	(500,880)	144,104
Total Increase (Decrease) in Net Assets	4,613	58,846	23,182	(528,633)	187,206
Net Assets at December 31, 2010	$4,613	$116,042	$53,088	$4,136,860	$245,872

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY[1]	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Net Assets at January 1, 2009	$1,619,731	$2,618,091	$884,311	$400,026	$21,479,428
Increase in Net Assets from Operations
Net Investment Income (Loss)	78,662	300,056	14,440	4,335	10,871
Net Realized Gains (Losses)	(189,675)	(299,970)	(145,103)	(22,264)	(2,278,815)
Net Change in Unrealized Appreciation (Depreciation)	486,290	1,207,413	448,234	119,121	9,645,687
Net Increase (Decrease) in Net Assets Resulting from Operations	375,277	1,207,499	317,571	101,192	7,377,743
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	48,465	186,439	41,431	37,863	3,657,421
Spinnaker Advisor	325	4,360	-	1,185	501,993
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	228	-	-	49,977
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	93
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(390,194)	(476,525)	(254,083)	(34,807)	(3,484,241)
Spinnaker Advisor	(8,003)	(143,997)	-	(28,917)	(272,519)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(650)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(90)	(16,275)	-	-	(26,679)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(67)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY[1]	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Contract Maintenance Charges
Spinnaker & Mainsail	$(3,989)	$(7,061)	$(1,320)	$(589)	$(35,010)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(353,486)	(452,831)	(213,972)	(25,265)	390,354
Total Increase (Decrease) in Net Assets	21,791	754,668	103,599	75,927	7,768,097
Net Assets at December 31, 2009	$1,641,522	$3,372,759	$987,910	$475,953	$29,247,525

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY[1]	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Net Assets at December 31, 2009	$1,641,522	$3,372,759	$987,910	$475,953	$29,247,525
Increase in Net Assets from Operations
Net Investment Income (Loss)	72,414	229,128	(341)	1,171	(42,821)
Net Realized Gains (Losses)	(97,843)	(86,295)	(276,096)	(7,073)	(2,320,414)
Net Change in Unrealized Appreciation (Depreciation)	175,881	280,899	218,001	60,904	6,843,814
Net Increase (Decrease) in Net Assets Resulting from Operations	150,452	423,732	(58,436)	55,002	4,480,579
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	31,548	153,913	8,037	37,249	3,057,576
Spinnaker Advisor	33,496	6,568	-	-	442,389
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	5,583	-	-	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	20,560
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	147
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(310,473)	(445,368)	(937,359)	(75,041)	(3,984,795)
Spinnaker Advisor	(70,283)	(51,974)	-	(12,361)	(285,531)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(30)	-	-	(60)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(10,059)	-	-	-	(24,281)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(145)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FEDERATED INTERNATIONAL EQUITY[1]	FIDELITY ASSET MANAGER	FIDELITY CONTRAFUND
Contract Maintenance Charges
Spinnaker & Mainsail	$(2,991)	$(4,439)	$(152)	$(210)	$(26,551)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(328,762)	(335,747)	(929,474)	(50,363)	(800,655)
Total Increase (Decrease) in Net Assets	(178,310)	87,985	(987,910)	4,639	3,679,924
Net Assets at December 31, 2010	$1,463,212	$3,460,744	$-	$480,592	$32,927,449

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FIDELITY CONTRAFUND II1	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Net Assets at January 1, 2009	$-	$6,384,008	$49,205	$16,321	$394,791
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	65,854	2,264	1,426	8,645
Net Realized Gains (Losses)	-	(1,359,517)	289	(1,014)	304
Net Change in Unrealized Appreciation (Depreciation)	-	3,114,631	15,203	10,258	101,463
Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,820,968	17,756	10,670	110,412
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	1,369,606	24,159	38,065	25,851
Spinnaker Advisor	-	124,852	8,322	4,298	7,214
Spinnaker with EEB	-	882	-	-	-
Spinnaker with GMDB	-	72	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	7,276	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	43	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(1,325,608)	-	(3,157)	(5,775)
Spinnaker Advisor	-	(117,135)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(46)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(12,711)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(213)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY CONTRAFUND II1	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(1,276)	$(30)	$(62)	$(90)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	45,742	32,451	39,144	27,200
Total Increase (Decrease) in Net Assets	-	1,866,710	50,207	49,814	137,612
Net Assets at December 31, 2009	$-	$8,250,718	$99,412	$66,135	$532,403

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY CONTRAFUND II1	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Net Assets at December 31, 2009	$-	$8,250,718	$99,412	$66,135	$532,403
Increase in Net Assets from Operations
Net Investment Income (Loss)	15	34,445	911	711	4,277
Net Realized Gains (Losses)	(14)	(965,632)	1,965	(4)	5,413
Net Change in Unrealized Appreciation (Depreciation)	602	2,004,827	10,089	9,002	63,734
Net Increase (Decrease) in Net Assets Resulting from Operations	603	1,073,640	12,965	9,709	73,424
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	997,591	16,790	35,706	56,864
Spinnaker Advisor	-	49,179	8,320	3,256	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	72	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	30,337	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	3,738	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(1,559,295)	(253)	(3,707)	(1,675)
Spinnaker Advisor	-	(82,742)	(809)	(6,373)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(4,945)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(27)	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY CONTRAFUND II1	FIDELITY EQUITY INCOME	FIDELITY FREEDOM FUNDS 2010 II	FIDELITY FREEDOM FUNDS 2015 II	FIDELITY FREEDOM FUNDS 2020 II
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(989)	$(30)	$(92)	$(121)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	3,711	(570,792)	24,018	28,790	55,068
Total Increase (Decrease) in Net Assets	4,314	502,848	36,983	38,499	128,492
Net Assets at December 31, 2010	$4,314	$8,753,566	$136,395	$104,634	$660,895

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Net Assets at January 1, 2009	$21,368	$62,856	$46,604	$10,900,199	$6,039,675
Increase in Net Assets from Operations
Net Investment Income (Loss)	4,518	1,442	991	(104,826)	(19,421)
Net Realized Gains (Losses)	3,103	(36,613)	78	(1,079,375)	(658,416)
Net Change in Unrealized Appreciation (Depreciation)	45,845	53,990	4,594	3,786,648	2,084,941
Net Increase (Decrease) in Net Assets Resulting from Operations	53,466	18,819	5,663	2,602,447	1,407,104
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	114,205	64,564	530	1,104,619	796,741
Spinnaker Advisor	72,237	74,959	3,747	100,358	93,450
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	54
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	2,620	456
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	92	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(13,387)	(49,438)	(3,964)	(1,892,884)	(1,116,349)
Spinnaker Advisor	-	(35,570)	-	(255,453)	(297,740)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	(14)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	(6,335)	(6,853)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(86)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Contract Maintenance Charges
Spinnaker & Mainsail	$(180)	$(120)	$-	$(11,652)	$(7,567)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	172,875	54,395	314	(958,735)	(537,808)
Total Increase (Decrease) in Net Assets	226,341	73,214	5,977	1,643,712	869,296
Net Assets at December 31, 2009	$247,709	$136,070	$52,581	$12,543,911	$6,908,971

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Net Assets at December 31, 2009	$247,709	$136,070	$52,581	$12,543,911	$6,908,971
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,031	1,379	905	(139,919)	(47,161)
Net Realized Gains (Losses)	4,413	7,672	3,573	(265,102)	(267,070)
Net Change in Unrealized Appreciation (Depreciation)	30,961	20,010	95	2,987,633	1,164,961
Net Increase (Decrease) in Net Assets Resulting from Operations	37,405	29,061	4,573	2,582,612	850,730
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	36,452	92,439	76,943	800,271	553,989
Spinnaker Advisor	2,600	4,450	17,949	69,059	66,928
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	54
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	463	431
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	68	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(9,278)	(17,806)	(12,923)	(1,904,398)	(838,145)
Spinnaker Advisor	-	-	(17,076)	(172,432)	(225,212)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	(801)	(26,067)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY FREEDOM FUNDS 2025 II	FIDELITY FREEDOM FUNDS 2030 II	FIDELITY FREEDOM INCOME FUND II	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Contract Maintenance Charges
Spinnaker & Mainsail	$(241)	$(240)	$(30)	$(7,638)	$(3,599)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	29,533	78,843	64,863	(1,215,408)	(471,621)
Total Increase (Decrease) in Net Assets	66,938	107,904	69,436	1,367,204	379,109
Net Assets at December 31, 2010	$314,647	$243,974	$122,017	$13,911,115	$7,288,080

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Net Assets at January 1, 2009	$2,338,004	$229,867	$5,437,634	$1,261,904	$45,930
Increase in Net Assets from Operations
Net Investment Income (Loss)	(24,408)	3,674	(60,349)	(5,963)	1,348
Net Realized Gains (Losses)	(268,988)	(51,256)	(864,056)	-	694
Net Change in Unrealized Appreciation (Depreciation)	1,270,439	113,330	3,028,875	-	12,459
Net Increase (Decrease) in Net Assets Resulting from Operations	977,043	65,748	2,104,470	(5,963)	14,501
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	201,870	-	1,512,175	-	107,154
Spinnaker Advisor	5,196	-	274,529	-	1,375
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	108	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	116	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	18,279	-	1,863,358	-
Focus Tier II	-	26,250	-	374,362	-
Focus Tier III	-	-	-	692,504	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	176,763	-
Focus Tier II with GMDB	-	116,878	-	393,640	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(442,058)	-	(1,256,265)	-	(53,528)
Spinnaker Advisor	(3,824)	-	(187,701)	-	(8,293)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(9,656)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(417)	-	(896,715)	-
Focus Tier II	-	(4,981)	-	(420,371)	-
Focus Tier III	-	-	-	(576,709)	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	(116,878)	-	(130,196)	-
Focus Tier II with GMDB	-	-	-	(418,994)	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(3,758)	$-	$(852)	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(200)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(40)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(242,574)	39,131	332,454	1,057,402	46,708
Total Increase (Decrease) in Net Assets	734,469	104,879	2,436,924	1,051,439	61,209
Net Assets at December 31, 2009	$3,072,473	$334,746	$7,874,558	$2,313,343	$107,139

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Net Assets at December 31, 2009	$3,072,473	$334,746	$7,874,558	$2,313,343	$107,139
Increase in Net Assets from Operations
Net Investment Income (Loss)	(35,749)	3,186	(110,374)	(10,016)	(243)
Net Realized Gains (Losses)	(108,222)	3,165	(445,998)	555	(6,759)
Net Change in Unrealized Appreciation (Depreciation)	754,458	51,189	2,643,387	-	29,822
Net Increase (Decrease) in Net Assets Resulting from Operations	610,487	57,540	2,087,015	(9,461)	22,820
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	133,146	-	1,605,556	-	141,463
Spinnaker Advisor	5,055	-	211,519	-	1,025
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	108	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	112	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	101,342	-	1,158,045	-
Focus Tier II	-	123,543	-	1,095,292	-
Focus Tier III	-	197,880	-	599,939	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	10,264	-	218,577	-
Focus Tier II with GMDB	-	-	-	391,356	-
Focus Tier III with GMDB	-	-	-	300,000	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(482,234)	-	(1,389,670)	-	(46,476)
Spinnaker Advisor	(18,706)	-	(167,430)	-	(25,060)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(13,719)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(98,604)	-	(2,417,968)	-
Focus Tier II	-	(61,243)	-	(1,138,172)	-
Focus Tier III	-	(134,172)	-	(864,728)	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(235,462)	-
Focus Tier II with GMDB	-	-	-	(390,222)	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY INDEX 500	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(3,078)	$-	$(934)	$-	$(120)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(40)	-	(200)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	(123)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(365,817)	138,970	245,542	(1,283,666)	70,832
Total Increase (Decrease) in Net Assets	244,670	196,510	2,332,557	(1,293,127)	93,652
Net Assets at December 31, 2010	$3,317,143	$531,256	$10,207,115	$1,020,216	$200,791

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Net Assets at January 1, 2009	$11,942,434	$150,991	$157,817	$5,199,105	$3,542,341
Increase in Net Assets from Operations
Net Investment Income (Loss)	(129,215)	(2,904)	4,677	396,506	17,883
Net Realized Gains (Losses)	-	(13,406)	(15,858)	(631,054)	(843,882)
Net Change in Unrealized Appreciation (Depreciation)	-	79,461	76,861	1,901,545	2,256,380
Net Increase (Decrease) in Net Assets Resulting from Operations	(129,215)	63,151	65,680	1,666,997	1,430,381
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	13,069,726	103,442	175,204	735,082	2,242,129
Spinnaker Advisor	4,164,405	2,376	-	54,751	380,276
Spinnaker with EEB	1,936	-	-	-	-
Spinnaker with GMDB	1,523	-	-	36	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,120,572	62	-	2,505	8,729
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	58	174	-	138	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(9,655,573)	(29,395)	(24,281)	(743,419)	(1,305,563)
Spinnaker Advisor	(6,248,203)	(25,512)	(13,511)	(497,440)	(107,935)
Spinnaker with EEB	(60)	-	-	-	-
Spinnaker with GMDB	(90)	-	-	(1,307)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(2,122,941)	(85)	-	(250,753)	(1,259)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(57)	(35)	-	(322)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Contract Maintenance Charges
Spinnaker & Mainsail	$(47,955)	$(2)	$(30)	$(12,648)	$(471)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,283,341	51,025	137,382	(713,377)	1,215,942
Total Increase (Decrease) in Net Assets	1,154,126	114,176	203,062	953,620	2,646,323
Net Assets at December 31, 2009	$13,096,560	$265,167	$360,879	$6,152,725	$6,188,664

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Net Assets at December 31, 2009	$13,096,560	$265,167	$360,879	$6,152,725	$6,188,664
Increase in Net Assets from Operations
Net Investment Income (Loss)	(165,659)	(4,057)	2,125	331,577	(45,038)
Net Realized Gains (Losses)	6,804	(42)	3,977	(283,344)	(337,431)
Net Change in Unrealized Appreciation (Depreciation)	-	44,718	18,778	631,541	2,085,507
Net Increase (Decrease) in Net Assets Resulting from Operations	(158,855)	40,619	24,880	679,774	1,703,038
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	7,873,307	57,853	84,714	802,693	1,335,549
Spinnaker Advisor	1,739,815	37,387	-	49,548	186,468
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	36	36
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	194,558	56	-	2,183	1,024
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	58	-	282	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	262,758	-	-	70,279	3,910
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(8,494,746)	(47,962)	(121,512)	(741,515)	(969,118)
Spinnaker Advisor	(3,178,844)	(22,906)	(43,106)	(206,733)	(167,995)
Spinnaker with EEB	(60)	-	-	-	-
Spinnaker with GMDB	(2,294)	-	-	(8,174)	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(274,935)	(530)	-	(5,380)	(5,319)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(51)	-	(238)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(258,031)	-	-	-	(37)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FIDELITY VIP MONEY MARKET SERVICE CLASS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS II	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND II
Contract Maintenance Charges
Spinnaker & Mainsail	$(50,728)	$(5)	$-	$(10,882)	$(1,244)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(2,189,200)	23,900	(79,904)	(47,901)	383,274
Total Increase (Decrease) in Net Assets	(2,348,055)	64,519	(55,024)	631,873	2,086,312
Net Assets at December 31, 2010	$10,748,505	$329,686	$305,855	$6,784,598	$8,274,976

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Net Assets at January 1, 2009	$3,580,423	$17,776,024	$159,205	$908,658	$942,558
Increase in Net Assets from Operations
Net Investment Income (Loss)	(57,386)	388,773	(1,823)	(5,861)	(3,224)
Net Realized Gains (Losses)	(342,541)	266,729	(28,663)	(18,369)	(115,215)
Net Change in Unrealized Appreciation (Depreciation)	1,853,177	(380,453)	93,605	402,869	284,752
Net Increase (Decrease) in Net Assets Resulting from Operations	1,453,250	275,049	63,119	378,639	166,313
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	705,663	3,584,389	-	650,035	-
Spinnaker Advisor	23,720	1,238,571	-	22,254	-
Spinnaker with EEB	-	2,016	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,551	218,245	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	162,763	-	135,803
Focus Tier II	-	-	7,499	-	410,268
Focus Tier III	-	-	55,310	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(740,420)	(4,310,574)	-	(40,370)	-
Spinnaker Advisor	(89,852)	(1,207,816)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,068)	(101,826)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	(429)	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(15,489)	-	(173,850)
Focus Tier II	-	-	(79,992)	-	(48,222)
Focus Tier III	-	-	-	-	(233,433)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$(4,609)	$(40,478)	$-	$(721)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(140)	-	(120)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(110,015)	(617,902)	129,951	631,198	90,446
Total Increase (Decrease) in Net Assets	1,343,235	(342,853)	193,070	1,009,837	256,759
Net Assets at December 31, 2009	$4,923,658	$17,433,171	$352,275	$1,918,495	$1,199,317

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Net Assets at December 31, 2009	$4,923,658	$17,433,171	$352,275	$1,918,495	$1,199,317
Increase in Net Assets from Operations
Net Investment Income (Loss)	(72,885)	332,653	(3,079)	(23,142)	(7,030)
Net Realized Gains (Losses)	(139,042)	292,536	(6,329)	(26,288)	44,459
Net Change in Unrealized Appreciation (Depreciation)	1,448,726	47,492	63,809	331,008	107,282
Net Increase (Decrease) in Net Assets Resulting from Operations	1,236,799	672,681	54,401	281,578	144,711
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	469,648	3,114,351	-	509,674	-
Spinnaker Advisor	106,144	771,084	-	1,750	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	10,914	13,471	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	55,688	-	41,464
Focus Tier II	-	-	185,739	-	658,492
Focus Tier III	-	-	139,960	-	286,956
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	6,536	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(646,425)	(3,476,672)	-	(290,952)	-
Spinnaker Advisor	(103,258)	(1,206,198)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(805)	(26,382)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(90,756)	-	(275)
Focus Tier II	-	-	(20,572)	-	(633,852)
Focus Tier III	-	-	(192,296)	-	(91,027)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(54)	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT II	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON AGGRESSIVE GROWTH CLASS II	IBBOTSON BALANCED CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$(3,489)	$(22,561)	$-	$(540)	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(160)	-	(160)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(167,271)	(826,425)	77,603	219,932	261,598
Total Increase (Decrease) in Net Assets	1,069,528	(153,744)	132,004	501,510	406,309
Net Assets at December 31, 2010	$5,993,186	$17,279,427	$484,279	$2,420,005	$1,605,626

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Net Assets at January 1, 2009	$263,016	$153,462	$16,024	$645,851	$237,883
Increase in Net Assets from Operations
Net Investment Income (Loss)	(3,119)	(1,155)	(2,344)	(2,445)	(1,726)
Net Realized Gains (Losses)	305	(125)	2,167	(120,075)	4,988
Net Change in Unrealized Appreciation (Depreciation)	477,955	12,029	41,301	155,838	255,379
Net Increase (Decrease) in Net Assets Resulting from Operations	475,141	10,749	41,124	33,318	258,641
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,657,349	-	246,735	-	1,305,967
Spinnaker Advisor	356,233	-	288,448	-	171,180
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	3,789	-	21,245	-
Focus Tier II	-	274	-	14,997	-
Focus Tier III	-	-	-	55,310	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	32,166	-
Focus Tier II with GMDB	-	-	-	175,104	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(177,185)	-	(11,290)	-	(62,615)
Spinnaker Advisor	(8,050)	-	(23,931)	-	(128,872)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(26,575)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	(277,446)	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	(5,300)	-	(175,104)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,782)	$-	$(35)	$-	$(925)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(320)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	(80)	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,826,565	(1,317)	499,927	(180,623)	1,284,735
Total Increase (Decrease) in Net Assets	3,301,706	9,432	541,051	(147,305)	1,543,376
Net Assets at December 31, 2009	$3,564,722	$162,894	$557,075	$498,546	$1,781,259

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Net Assets at December 31, 2009	$3,564,722	$162,894	$557,075	$498,546	$1,781,259
Increase in Net Assets from Operations
Net Investment Income (Loss)	(28,578)	2,239	(807)	(2,380)	(13,859)
Net Realized Gains (Losses)	118,660	1,454	7,613	363	196,480
Net Change in Unrealized Appreciation (Depreciation)	448,286	9,707	23,488	61,710	136,973
Net Increase (Decrease) in Net Assets Resulting from Operations	538,368	13,400	30,294	59,693	319,594
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,610,769	-	142,162	-	2,133,839
Spinnaker Advisor	676,521	-	10,841	-	5,636
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	79,325	-	102,341	-
Focus Tier II	-	129,555	-	1,046	-
Focus Tier III	-	-	-	55,009	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	1,814	-	-	-
Focus Tier II with GMDB	-	160,762	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(287,864)	-	(49,827)	-	(862,868)
Spinnaker Advisor	(538,195)	-	(5,892)	-	(241)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	(1,990)	-	(1,046)	-
Focus Tier II	-	(11,941)	-	(1,188)	-
Focus Tier III	-	-	-	(110,569)	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	(12,311)	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	IBBOTSON BALANCED CLASS II	IBBOTSON CONSERVATIVE CLASS I	IBBOTSON CONSERVATIVE CLASS II	IBBOTSON GROWTH CLASS I	IBBOTSON GROWTH CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(2,850)	$-	$(90)	$-	$(1,886)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	(320)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	(80)	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,458,381	345,134	97,194	45,273	1,274,480
Total Increase (Decrease) in Net Assets	2,996,749	358,534	127,488	104,966	1,594,074
Net Assets at December 31, 2010	$6,561,471	$521,428	$684,563	$603,512	$3,375,333

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Net Assets at January 1, 2009	$191,998	$99,509	$1,467,897	$1,266,779	$4,658,346
Increase in Net Assets from Operations
Net Investment Income (Loss)	(373)	(859)	(16,404)	2,860	(35,162)
Net Realized Gains (Losses)	(2,595)	7,930	(55,089)	62,222	(458,510)
Net Change in Unrealized Appreciation (Depreciation)	26,752	61,619	531,586	686,935	1,328,045
Net Increase (Decrease) in Net Assets Resulting from Operations	23,784	68,690	460,093	752,017	834,373
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	709,650	93,173	27,130	385,522
Spinnaker Advisor	-	201,245	6,433	-	19,790
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	16,497	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	561	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(104,618)	(240,940)	(313,573)	(771,952)
Spinnaker Advisor	-	(18,420)	(49,991)	-	(58,677)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	(11,703)	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(547)	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(360)	$(1,927)	$(723)	$(2,067)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(40)	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	4,768	787,497	(193,252)	(287,166)	(427,384)
Total Increase (Decrease) in Net Assets	28,552	856,187	266,841	464,851	406,989
Net Assets at December 31, 2009	$220,550	$955,696	$1,734,738	$1,731,630	$5,065,335

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Net Assets at December 31, 2009	$220,550	$955,696	$1,734,738	$1,731,630	$5,065,335
Increase in Net Assets from Operations
Net Investment Income (Loss)	(1,469)	(9,916)	(7,418)	(10,877)	(32,264)
Net Realized Gains (Losses)	(842)	34,246	(151,933)	263,223	(243,325)
Net Change in Unrealized Appreciation (Depreciation)	20,052	72,873	458,305	33,141	915,155
Net Increase (Decrease) in Net Assets Resulting from Operations	17,741	97,203	298,954	285,487	639,566
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	733,667	42,168	27,601	318,485
Spinnaker Advisor	-	47,856	1,855	-	16,985
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	2,007	-	-	-	-
Focus Tier II	21,416	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	177	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(174,280)	(246,122)	(355,723)	(811,392)
Spinnaker Advisor	-	(25,645)	(18,683)	-	(18,458)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(2,027)	-	-	-	-
Focus Tier II	(13,951)	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(103)	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	IBBOTSON INCOME AND GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS II	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	INVESCO CAPITAL APPRECIATION I1
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(510)	$(1,327)	$(540)	$(1,664)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(40)	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	7,479	581,088	(222,109)	(328,662)	(496,044)
Total Increase (Decrease) in Net Assets	25,220	678,291	76,845	(43,175)	143,522
Net Assets at December 31, 2010	$245,770	$1,633,987	$1,811,583	$1,688,455	$5,208,857

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]
Net Assets at January 1, 2009	$719,962	$224,999	$407,942	$504,162	$6,567,140
Increase in Net Assets from Operations
Net Investment Income (Loss)	(8,595)	(3,230)	(7,111)	(5,239)	(94,096)
Net Realized Gains (Losses)	(154,807)	(41,411)	(147,680)	(45,575)	(1,604,818)
Net Change in Unrealized Appreciation (Depreciation)	304,174	121,275	327,912	162,701	3,502,775
Net Increase (Decrease) in Net Assets Resulting from Operations	140,772	76,634	173,121	111,887	1,803,861
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	226,305	15,381	148,145	38,238	1,021,058
Spinnaker Advisor	9,013	7,715	19,399	2,071	118,772
Spinnaker with EEB	-	-	630	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	921	-	-	-	4,251
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	278	-	-	-	34
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(209,082)	(38,960)	(100,394)	(89,604)	(1,092,049)
Spinnaker Advisor	(7,278)	(10,945)	(5,695)	(25,155)	(361,454)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	(22)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(695)	-	-	-	(8,208)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(45)	-	-	-	(64)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(126)	$(90)	$(70)	$(30)	$(2,021)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	19,291	(26,899)	62,015	(74,480)	(319,703)
Total Increase (Decrease) in Net Assets	160,063	49,735	235,136	37,407	1,484,158
Net Assets at December 31, 2009	$880,025	$274,734	$643,078	$541,569	$8,051,298

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]
Net Assets at December 31, 2009	$880,025	$274,734	$643,078	$541,569	$8,051,298
Increase in Net Assets from Operations
Net Investment Income (Loss)	(7,427)	(3,734)	(8,498)	(7,168)	283,947
Net Realized Gains (Losses)	(80,111)	(29,200)	(112,617)	(11,928)	(1,692,286)
Net Change in Unrealized Appreciation (Depreciation)	201,841	71,777	220,300	38,931	2,585,758
Net Increase (Decrease) in Net Assets Resulting from Operations	114,303	38,843	99,185	19,835	1,177,419
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	164,917	11,828	81,175	28,355	416,045
Spinnaker Advisor	2,542	7,012	174	1,295	74,093
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	108	-	-	-	47
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	86	-	-	-	17
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(255,605)	(38,563)	(128,611)	(73,433)	(1,158,471)
Spinnaker Advisor	(4,512)	(30,135)	(21,807)	(2,919)	(172,041)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(933)	-	-	-	(1,146)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(72)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO CAPITAL APPRECIATION II1	INVESCO CAPITAL DEVELOPMENT SERIES I1	INVESCO CAPITAL DEVELOPMENT SERIES II1	INVESCO GLOBAL HEALTH CARE[1]	INVESCO GLOBAL REAL ESTATE[1]
Contract Maintenance Charges
Spinnaker & Mainsail	$(73)	$(60)	$(30)	$-	$(1,291)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(93,542)	(49,918)	(69,099)	(46,702)	(842,747)
Total Increase (Decrease) in Net Assets	20,761	(11,075)	30,086	(26,867)	334,672
Net Assets at December 31, 2010	$900,786	$263,659	$673,164	$514,702	$8,385,970

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I1	INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Net Assets at January 1, 2009	$1,716,357	$5,200,444	$24,184	$-	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	2,767	9,192	(613)	42,394	(45,619)
Net Realized Gains (Losses)	(7,925)	(786,742)	(5,699)	(462,467)	(340,903)
Net Change in Unrealized Appreciation (Depreciation)	549,246	2,731,455	20,222	(1,554,233)	(903,791)
Net Increase (Decrease) in Net Assets Resulting from Operations	544,088	1,953,905	13,910	(1,974,306)	(1,290,313)
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	236,865	2,176,039	39,556	9,264,633	6,021,967
Spinnaker Advisor	12,126	366,166	7,219	1,418,337	1,159,602
Spinnaker with EEB	-	630	-	-	4,008
Spinnaker with GMDB	-	1,422	-	462	2,336
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	5,217	6,117	-	78,267	56,890
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	35	-	571	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(304,256)	(1,208,383)	(9,033)	(965,695)	(666,744)
Spinnaker Advisor	(46,471)	(91,944)	(3,879)	(72,542)	(166,740)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(34)	(30)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,535)	(10,076)	-	(20,769)	(785)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	(401)	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I1	INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Contract Maintenance Charges
Spinnaker & Mainsail	$(41)	$(123)	$-	$(33)	$(13)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(103,129)	1,239,853	33,863	9,702,830	6,410,521
Total Increase (Decrease) in Net Assets	440,959	3,193,758	47,773	7,728,524	5,120,208
Net Assets at December 31, 2009	$2,157,316	$8,394,202	$71,957	$7,728,524	$5,120,208

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I1	INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Net Assets at December 31, 2009	$2,157,316	$8,394,202	$71,957	$7,728,524	$5,120,208
Increase in Net Assets from Operations
Net Investment Income (Loss)	18,469	44,119	(1,218)	(84,564)	(13,042)
Net Realized Gains (Losses)	17,956	(517,783)	(428)	(483,272)	(267,553)
Net Change in Unrealized Appreciation (Depreciation)	185,293	1,518,606	24,121	993,032	1,323,129
Net Increase (Decrease) in Net Assets Resulting from Operations	221,718	1,044,942	22,475	425,196	1,042,534
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	147,006	2,329,073	34,440	1,053,071	734,807
Spinnaker Advisor	13,964	342,866	4,675	86,827	607,296
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	710	-	-	72
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	1,148	2,533	-	1,605	17,505
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	34	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(246,170)	(1,422,898)	(2,386)	(1,509,484)	(898,609)
Spinnaker Advisor	(72,998)	(300,822)	(12,537)	(105,602)	(639,816)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(3,062)	-	-	(1,072)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(3,028)	(3,657)	-	(5,916)	(2,697)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	INVESCO INTERNATIONAL GROWTH I1	INVESCO INTERNATIONAL GROWTH II1	INVESCO SMALL CAP EQUITY II1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I	JP MORGAN INSURANCE TRUST MID CAP VALUE I
Contract Maintenance Charges
Spinnaker & Mainsail	$(39)	$(144)	$(30)	$(79)	$(571)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(160,117)	944,633	24,162	(479,578)	(183,085)
Total Increase (Decrease) in Net Assets	61,601	1,989,575	46,637	(54,382)	859,449
Net Assets at December 31, 2010	$2,218,917	$10,383,777	$118,594	$7,674,142	$5,979,657

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S
Net Assets at January 1, 2009	$-	$6,184,162	$33,147	$147,978	$-
Increase in Net Assets from Operations
Net Investment Income (Loss)	(29,287)	36,437	(132)	(3,743)	4
Net Realized Gains (Losses)	(54,387)	(553,024)	(5,639)	(18,288)	155
Net Change in Unrealized Appreciation (Depreciation)	(61,387)	2,021,872	15,237	104,652	2,830
Net Increase (Decrease) in Net Assets Resulting from Operations	(145,061)	1,505,285	9,466	82,621	2,989
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,860,078	1,129,699	16,058	174,543	13,586
Spinnaker Advisor	1,875,498	178,137	130	35,302	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	4,439	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(189,238)	(1,030,325)	(10,981)	(45,940)	-
Spinnaker Advisor	(127,854)	(83,171)	-	(8,431)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(2,866)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(4,991)	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II
Increase (Decrease) from Contract Transactions	3,418,484	190,922	5,207	155,474	13,586
Total Increase (Decrease) in Net Assets	3,273,423	1,696,207	14,673	238,095	16,575
Net Assets at December 31, 2009	$3,273,423	$7,880,369	$47,820	$386,073	$16,575

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S
Net Assets at December 31, 2009	$3,273,423	$7,880,369	$47,820	$386,073	$16,575
Increase in Net Assets from Operations
Net Investment Income (Loss)	(16,119)	14,258	(1,134)	(6,812)	(458)
Net Realized Gains (Losses)	(9,351)	(400,475)	(49,560)	(39,215)	7,007
Net Change in Unrealized Appreciation (Depreciation)	377,549	1,127,231	12,598	108,532	2,519
Net Increase (Decrease) in Net Assets Resulting from Operations	352,079	741,014	(38,096)	62,505	9,068
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	69,092	816,205	11,036	113,937	72,947
Spinnaker Advisor	52,102	117,728	511,124	526,583	2,207
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	3,809	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	63,615	-	2,929	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(229,848)	(1,227,263)	(963)	(85,269)	(63,969)
Spinnaker Advisor	(240,563)	(77,443)	(445,588)	(465,883)	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(6,614)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(1,000)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	(27)	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	JP MORGAN INSURANCE TRUST U.S. EQUITY I	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN AMT GUARDIAN CLASS S	NEUBERGER BERMAN AMT MID CAP GROWTH CLASS S	NEUBERGER BERMAN AMT REGENCY CLASS S
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,813)	$(3,859)	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(351,030)	(314,822)	75,609	92,270	11,185
Total Increase (Decrease) in Net Assets	1,049	426,192	37,513	154,775	20,253
Net Assets at December 31, 2010	$3,274,472	$8,306,561	$85,333	$540,848	$36,828

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I
Net Assets at January 1, 2009	$-	$238,150	$2,094,069	$-	$5,209,603
Increase in Net Assets from Operations
Net Investment Income (Loss)	-	23,374	134,421	-	213,934
Net Realized Gains (Losses)	-	(17,074)	(125,969)	-	(70,813)
Net Change in Unrealized Appreciation (Depreciation)	-	87,220	962,330	-	612,985
Net Increase (Decrease) in Net Assets Resulting from Operations	-	93,520	970,782	-	756,106
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	277,577	950,339	-	217,959
Spinnaker Advisor	-	2,646	262,775	-	23,913
Spinnaker with EEB	-	-	504	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	8,842	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	73	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(162,692)	(501,947)	-	(799,221)
Spinnaker Advisor	-	-	(139,517)	-	(183,199)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(22)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(5)	(50,940)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(193)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(180)	$(676)	$-	$(11,760)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	-	117,346	529,238	-	(752,308)
Total Increase (Decrease) in Net Assets	-	210,866	1,500,020	-	3,798
Net Assets at December 31, 2009	$-	$449,016	$3,594,089	$-	$5,213,401

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I
Net Assets at December 31, 2009	$-	$449,016	$3,594,089	$-	$5,213,401
Increase in Net Assets from Operations
Net Investment Income (Loss)	(26)	34,845	500,228	524	181,261
Net Realized Gains (Losses)	(21)	14,709	(788,467)	7,288	30,769
Net Change in Unrealized Appreciation (Depreciation)	725	16,411	1,075,576	(11,568)	170,718
Net Increase (Decrease) in Net Assets Resulting from Operations	678	65,965	787,337	(3,756)	382,748
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	294,473	791,932	-	134,164
Spinnaker Advisor	-	136,236	99,005	-	48,651
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	3,908	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	171	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	3,888	833	-	251,730	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	(151,981)	(799,607)	-	(612,324)
Spinnaker Advisor	-	(18,992)	(132,388)	-	(279,369)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	(5)	(16,270)	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	(265)	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(36)	-	-	(645)	-

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	NEUBERGER BERMAN GENESIS ADVISOR[1]	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN PORTFOLIO ADVISOR[1]	PIONEER BOND VCT CLASS I
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$(400)	$(604)	$-	$(8,447)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	3,852	260,164	(54,118)	251,085	(717,325)
Total Increase (Decrease) in Net Assets	4,530	326,129	733,219	247,329	(334,577)
Net Assets at December 31, 2010	$4,530	$775,145	$4,327,308	$247,329	$4,878,824

1  Reference Note 1 for name changes, reorganizations and commencement dates.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Net Assets at January 1, 2009	$1,905,249	$2,622,088	$38,234,207	$31,820,611	$1,745,619
Increase in Net Assets from Operations
Net Investment Income (Loss)	(14,887)	51,429	151,148	(489,576)	93,289
Net Realized Gains (Losses)	(751,329)	(584,135)	(2,909,025)	(2,156,347)	(110,298)
Net Change in Unrealized Appreciation (Depreciation)	2,263,867	995,539	10,722,600	15,256,684	667,344
Net Increase (Decrease) in Net Assets Resulting from Operations	1,497,651	462,833	7,964,723	12,610,761	650,335
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	946,505	1,231,071	1,417,573	1,206,745	565,236
Spinnaker Advisor	194,295	137,376	31,045	39,014	199,035
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	36	36	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	153	2,766	-	-	983,392
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(717,516)	(646,352)	(6,152,247)	(4,705,580)	(472,354)
Spinnaker Advisor	(50,954)	(86,189)	(98,845)	(242,169)	(101,439)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(30)	-	-	-	(188)
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(12,344)	(7,935)	-	-	(2,062,335)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(452)	$(3,776)	$(41,516)	$(16,133)	$(1,034)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II
Increase (Decrease) from Contract Transactions	359,693	626,997	(4,843,990)	(3,718,123)	(889,687)
Total Increase (Decrease) in Net Assets	1,857,344	1,089,830	3,120,733	8,892,638	(239,352)
Net Assets at December 31, 2009	$3,762,593	$3,711,918	$41,354,940	$40,713,249	$1,506,267

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Net Assets at December 31, 2009	$3,762,593	$3,711,918	$41,354,940	$40,713,249	$1,506,267
Increase in Net Assets from Operations
Net Investment Income (Loss)	(48,572)	29,904	(12,733)	(558,207)	67,015
Net Realized Gains (Losses)	(477,049)	(335,722)	(1,111,200)	(382,788)	68,295
Net Change in Unrealized Appreciation (Depreciation)	1,183,781	1,048,179	6,453,193	7,778,503	129,494
Net Increase (Decrease) in Net Assets Resulting from Operations	658,160	742,361	5,329,260	6,837,508	264,804
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	907,429	1,335,779	1,151,924	1,124,144	615,191
Spinnaker Advisor	793,877	249,804	30,965	43,456	92,921
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	5,619	36	-	-	5,583
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	6,509	460	-	-	189,497
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(822,320)	(719,811)	(6,002,054)	(5,978,406)	(434,519)
Spinnaker Advisor	(241,814)	(138,740)	(46,920)	(134,873)	(41,328)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(12,356)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(6,698)	(3,402)	-	-	(199,413)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(1,141)	$(9,287)	$(36,729)	$(15,080)	$(1,218)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	629,105	714,839	(4,902,814)	(4,960,759)	226,714
Total Increase (Decrease) in Net Assets	1,287,265	1,457,200	426,446	1,876,749	491,518
Net Assets at December 31, 2010	$5,049,858	$5,169,118	$41,781,386	$42,589,998	$1,997,785

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II
Net Assets at January 1, 2009	$8,122,361	$3,983,364	$1,657,532	$2,445,695	$3,210,180
Increase in Net Assets from Operations
Net Investment Income (Loss)	12,209	(45,424)	65,889	191,445	111,746
Net Realized Gains (Losses)	(1,208,806)	-	(1,113,017)	17,366	(586,831)
Net Change in Unrealized Appreciation (Depreciation)	2,927,078	-	1,835,835	479,134	2,759,140
Net Increase (Decrease) in Net Assets Resulting from Operations	1,730,481	(45,424)	788,707	687,945	2,284,055
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	329,599	427,269	962,307	1,527,725	760,158
Spinnaker Advisor	6,054	61,797	110,183	294,253	154,568
Spinnaker with EEB	-	-	504	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	1,069	17,339	372
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	69
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,309,569)	(765,633)	(704,077)	(573,155)	(740,240)
Spinnaker Advisor	(37,931)	(83,505)	(73,613)	(184,104)	(150,588)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(2,203)	(3,648)	(13,157)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(579)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(3,001)	$(13,156)	$(310)	$(3,917)	$(541)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,014,848)	(373,228)	293,860	1,074,493	10,062
Total Increase (Decrease) in Net Assets	715,633	(418,652)	1,082,567	1,762,438	2,294,117
Net Assets at December 31, 2009	$8,837,994	$3,564,712	$2,740,099	$4,208,133	$5,504,297

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II
Net Assets at December 31, 2009	$8,837,994	$3,564,712	$2,740,099	$4,208,133	$5,504,297
Increase in Net Assets from Operations
Net Investment Income (Loss)	(31,716)	(48,340)	31,452	203,491	9,679
Net Realized Gains (Losses)	(766,006)	-	(187,717)	(37,753)	(388,043)
Net Change in Unrealized Appreciation (Depreciation)	2,154,539	-	841,412	306,648	1,186,296
Net Increase (Decrease) in Net Assets Resulting from Operations	1,356,817	(48,340)	685,147	472,386	807,932
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	278,430	349,028	604,102	2,034,793	616,448
Spinnaker Advisor	3,455	15,888	271,869	333,137	83,226
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	5,583
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	9,559	17,742	5,518
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	65
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	1,952
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(1,309,064)	(403,539)	(595,569)	(721,715)	(786,145)
Spinnaker Advisor	(30,837)	(102,421)	(283,296)	(159,504)	(152,087)
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	(579)	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	(5,068)	(2,584)	(11,029)
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	(205)
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	(18)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	PIONEER MID CAP VALUE VCT CLASS I	PIONEER MONEY MARKET VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	TEMPLETON DEVELOPING MARKETS II
Contract Maintenance Charges
Spinnaker & Mainsail	$(2,937)	$(10,335)	$(295)	$(3,770)	$(314)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(1,060,953)	(151,379)	723	1,498,099	(237,006)
Total Increase (Decrease) in Net Assets	295,864	(199,719)	685,870	1,970,485	570,926
Net Assets at December 31, 2010	$9,133,858	$3,364,993	$3,425,969	$6,178,618	$6,075,223

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Net Assets at January 1, 2009	$4,040,517	$4,442,110	$551,165	$546,442	$554,088
Increase in Net Assets from Operations
Net Investment Income (Loss)	571,369	86,973	17,282	44,332	18,754
Net Realized Gains (Losses)	21,127	(269,322)	(9,136)	(31,527)	(69,624)
Net Change in Unrealized Appreciation (Depreciation)	128,745	1,523,360	119,747	198,442	380,138
Net Increase (Decrease) in Net Assets Resulting from Operations	721,241	1,341,011	127,893	211,247	329,268
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	1,847,544	844,750	-	-	-
Spinnaker Advisor	397,223	11,752	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	2,334	321	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	17	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	32,449	61,259	85,314
Focus Tier II	-	-	17,997	35,875	174,717
Focus Tier III	-	-	-	96,989	112,330
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	7	24,169	11,862
Focus Tier II with GMDB	-	-	13,080	10,312	33,945
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	74,357	-	72,849
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(757,498)	(620,242)	-	-	-
Spinnaker Advisor	(88,365)	(34,851)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	(1,479)	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(7,666)	(9,843)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(30)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(3,614)	(33,287)	(58,230)
Focus Tier II	-	-	-	(62,595)	(36,991)
Focus Tier III	-	-	-	(4,308)	(6,937)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	(40)	(774)	(873)
Focus Tier II with GMDB	-	-	(24,482)	(24,438)	(11,796)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	(129)	(24,107)	(3,722)
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Contract Maintenance Charges
Spinnaker & Mainsail	$(10,119)	$(1,074)	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	-	-	(1,172)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	(40)
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	1,381,961	190,813	109,625	79,095	371,256
Total Increase (Decrease) in Net Assets	2,103,202	1,531,824	237,518	290,342	700,524
Net Assets at December 31, 2009	$6,143,719	$5,973,934	$788,683	$836,784	$1,254,612

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Net Assets at December 31, 2009	$6,143,719	$5,973,934	$788,683	$836,784	$1,254,612
Increase in Net Assets from Operations
Net Investment Income (Loss)	319	(2,290)	17,807	65,636	5,689
Net Realized Gains (Losses)	83,057	(269,599)	(869)	20,140	82,149
Net Change in Unrealized Appreciation (Depreciation)	815,962	633,430	67,072	38,643	157,340
Net Increase (Decrease) in Net Assets Resulting from Operations	899,338	361,541	84,010	124,419	245,178
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	2,401,535	660,510	-	-	-
Spinnaker Advisor	518,156	46,088	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	26,547	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	17	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	12,184	64,832	406,908
Focus Tier II	-	-	2,071	219,863	258,689
Focus Tier III	-	-	95,485	288,972	261,315
Focus Tier IV	-	-	-	-	170,333
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	4,267	11,995	62,402
Focus Tier II with GMDB	-	-	-	28,550	58,330
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	222,735	222,018	222,018
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	4,885	-	48,706	2,208	28,390
Contract Terminations, Transfers Out
Spinnaker & Mainsail	(671,700)	(724,242)	-	-	-
Spinnaker Advisor	(218,707)	(69,794)	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	(6,146)	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	(7,728)	(270)	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	(30)	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(8,648)	(116,503)	(409,601)
Focus Tier II	-	-	(1,407)	(35,389)	(73,877)
Focus Tier III	-	-	(40,680)	(209,551)	(187,574)
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	(23)	(29,051)	(43,347)
Focus Tier II with GMDB	-	-	(174,465)	(484)	(21,023)
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	(314,131)	(409,575)	(408,330)
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	(45)	-	(15,863)	-	(4,552)

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	TEMPLETON GLOBAL BOND SECURITIES II	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL
Contract Maintenance Charges
Spinnaker & Mainsail	$(6,634)	$(938)	$-	$-	$-
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	-	-	(15)	(11)	(1,102)
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	(120)
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	2,046,296	(94,792)	(169,784)	37,874	318,859
Total Increase (Decrease) in Net Assets	2,945,634	266,749	(85,774)	162,293	564,037
Net Assets at December 31, 2010	$9,089,353	$6,240,683	$702,909	$999,077	$1,818,649

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at January 1, 2009	$1,171,510	$316,370	$2,953,719	$1,791,531	$282,484
Increase in Net Assets from Operations
Net Investment Income (Loss)	6,070	12,780	84,889	14,082	(4,172)
Net Realized Gains (Losses)	(257,654)	(103,652)	6,227	(264,411)	10,413
Net Change in Unrealized Appreciation (Depreciation)	754,430	202,151	42,355	833,235	102,366
Net Increase (Decrease) in Net Assets Resulting from Operations	502,846	111,279	133,471	582,906	108,607
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	2,520
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	159,675	47,283	267,716	243,195	-
Focus Tier II	176,132	59,476	230,685	325,460	-
Focus Tier III	135,833	24,855	282,929	159,734	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	38,995	3,423	106,562	80,096	-
Focus Tier II with GMDB	14,399	14,399	229,227	109,779	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	412,440	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	(68,090)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(93,809)	(39,327)	(109,483)	(171,478)	-
Focus Tier II	(87,846)	(26,173)	(313,429)	(117,632)	-
Focus Tier III	(7,909)	(1,742)	(156,454)	(9,857)	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(1,144)	-	(678)	(601)	-
Focus Tier II with GMDB	(34,330)	(2,959)	(66,890)	(39,581)	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	(295,732)	(63,674)	-	(366,181)	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-		-	-	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$(330)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(8)	-	-	(120)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	-	-	-	-	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	4,256	15,561	882,625	212,814	(65,900)
Total Increase (Decrease) in Net Assets	507,102	126,840	1,016,096	795,720	42,707
Net Assets at December 31, 2009	$1,678,612	$443,210	$3,969,815	$2,587,251	$325,191

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

	Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at December 31, 2009	$1,678,612	$443,210	$3,969,815	$2,587,251	$325,191
Increase in Net Assets from Operations
Net Investment Income (Loss)	(7,206)	7,897	84,585	20,096	(4,252)
Net Realized Gains (Losses)	10,183	29,430	113,251	132,219	22,244
Net Change in Unrealized Appreciation (Depreciation)	448,129	111,323	(14,848)	352,546	43,737
Net Increase (Decrease) in Net Assets Resulting from Operations	451,106	148,650	182,988	504,861	61,729
Contract Transactions
Contract Purchase Payments and Transfers In
Spinnaker & Mainsail	-	-	-	-	2,520
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	144,940	81,534	578,574	723,542	-
Focus Tier II	218,513	102,731	316,593	508,278	-
Focus Tier III	145,529	138,217	745,697	187,582	-
Focus Tier IV	46,812	39,124	342,144	202,488	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	56,302	36,730	67,607	60,433	-
Focus Tier II with GMDB	60,462	19,963	338,188	162,070	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	303,036	-	-	302,797	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	208	4,853	3,802	63,429	-
Contract Terminations, Transfers Out
Spinnaker & Mainsail	-	-	-	-	(73,579)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(230,206)	(121,097)	(578,962)	(758,748)	-
Focus Tier II	(141,754)	(44,223)	(259,013)	(217,725)	-
Focus Tier III	(131,162)	(53,248)	(324,339)	(21,071)	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(54,533)	(11,121)	(129,752)	(76,264)	-
Focus Tier II with GMDB	(12,590)	(12,510)	(133,524)	(31,254)	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	(332,747)	-	(1,110,092)	(317,692)	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	(45)	(27)	(20,180)	-

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Statements of Changes in Net Assets (continued)

Year Ended December 31, 2009 and 2010

Sub-Accounts
	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Contract Maintenance Charges
Spinnaker & Mainsail	$-	$-	$-	$-	$(299)
Spinnaker Advisor	-	-	-	-	-
Spinnaker with EEB	-	-	-	-	-
Spinnaker with GMDB	-	-	-	-	-
Spinnaker with EEB & GMDB	-	-	-	-	-
Spinnaker Choice	-	-	-	-	-
Spinnaker Choice with EEB	-	-	-	-	-
Spinnaker Choice with GMDB	-	-	-	-	-
Spinnaker Choice with EEB & GMDB	-	-	-	-	-
Focus Tier I	(35)	(16)	(24)	(157)	-
Focus Tier II	-	-	-	-	-
Focus Tier III	-	-	-	-	-
Focus Tier IV	-	-	-	-	-
Focus Tier V	-	-	-	-	-
Focus Tier I with GMDB	(20)	-	(6)	(11)	-
Focus Tier II with GMDB	-	-	-	-	-
Focus Tier III with GMDB	-	-	-	-	-
Focus Tier IV with GMDB	-	-	-	-	-
Focus Tier V with GMDB	-	-	-	-	-
Passport Group Tier I	-	-	-	-	-
Passport Group Tier II	-	-	-	-	-
Increase (Decrease) from Contract Transactions	72,755	180,892	(143,134)	767,517	(71,358)
Total Increase (Decrease) in Net Assets	523,861	329,542	39,854	1,272,378	(9,629)
Net Assets at December 31, 2010	$2,202,473	$772,752	$4,009,669	$3,859,629	$315,562

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account C (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

Following are the sub-accounts and related mutual funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection II	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century International II20	VP International Class II Fund

American Century Large Company Value II	VP Large Company Value Class II Fund

American Century Ultra I	VP Ultra Class I Fund

American Century Ultra II	VP Ultra Class II Fund

American Century Value	VP Value Fund

BlackRock Variable Series Fund, Inc.

BlackRock Global Allocation III[19]	BlackRock Global Allocation V.I. Fund, Class III

BlackRock Global Opportunities III[18,20]	BlackRock Global Opportunities V.I. Fund, Class III

BlackRock Large Cap Value III[20]	BlackRock Large Cap Value V.I. Fund, Class III

Calvert Variable Series, Inc.

Calvert Balance Index[11]	Calvert VP Balanced Index Portfolio

Calvert Barclays Aggregate Bond Index[12]	Calvert VP Barclays Capital Aggregate Bond Index Portfolio

Calvert EAFE International Index F Class[13]	Calvert VP EAFE International Index Portfolio — Class F

Calvert Nasdaq 100 Index[14]	Calvert VP Nasdaq — 100 Index Portfolio

Calvert Russell 2000 Small Cap Index F Class[15]	Calvert VP Russell 2000 Small Cap Index Portfolio — Class F

Calvert S&P MidCap 400 Index F Class[16]	Calvert VP S&P MidCap 400 Index Portfolio — Class F

Calvert Social Balanced[20]	Calvert VP Social Balanced Portfolio

Calvert Social Equity[20]	Calvert VP Social Equity Portfolio

Calvert Social Mid-Cap Growth[20]	Calvert VP Social Mid-Cap Growth Portfolio

Columbia Funds Variable Insurance Trust

Columbia Mid Cap Value B20	Columbia Mid Cap Value Fund, Variable Series Class B Shares

Columbia Mid Cap Growth B19	Columbia Mid Cap Growth Fund, Variable Series Class B Shares

Columbia Small Company Growth B19	Columbia Small Company Growth Fund, Variable Series Class B Shares

Columbia Small Cap Value B19	Columbia Small Cap Value Fund, Variable Series Class B Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS Capital Growth VIP B	DWS Capital Growth VIP — Class B Shares

DWS Dreman Small Mid Cap Value B	DWS Dreman Small Mid Cap Value Fund — Class B Shares

DWS Global Opportunities B Share	DWS Global Opportunities VIP — Class B Shares

DWS Global Thematic B Share	DWS Global Thematic VIP — Class B Shares

DWS International VIP A	DWS International VIP — Class A Shares

DWS Investments VIT Funds

DWS Small Cap Index A Share	DWS Small Cap Index VIP — Class A Shares

Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond Fund II

Federated International Equity[17]	Federated International Equity Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class

Fidelity Contrafund II20	VIP Contrafund® Portfolio — Service Class 2

Fidelity Equity Income	VIP Equity Income Portfolio — Initial Class

Fidelity Freedom Funds 2010 II	VIP Freedom Funds 2010 Portfolio — Service Class 2

Fidelity Freedom Funds 2015 II	VIP Freedom Funds 2015 Portfolio — Service Class 2

Fidelity Freedom Funds 2020 II	VIP Freedom Funds 2020 Portfolio — Service Class 2

Fidelity Freedom Funds 2025 II	VIP Freedom Funds 2025 Portfolio — Service Class 2

Fidelity Freedom Funds 2030 II	VIP Freedom Funds 2030 Portfolio — Service Class 2

Fidelity Freedom Funds 2035 II19	VIP Freedom 2035 Portfolio — Service Class 2

Fidelity Freedom Funds 2040 II19	VIP Freedom 2040 Portfolio — Service Class 2

Fidelity Freedom Funds 2045 II19	VIP Freedom 2045 Portfolio — Service Class 2

Fidelity Freedom Funds 2050 II19	VIP Freedom 2050 Portfolio — Service Class 2

Fidelity Freedom Income Fund II	VIP Freedom Income Portfolio — Service Class 2

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio — Initial Class

Fidelity Mid-Cap Advisor II	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class

Fidelity Overseas II	VIP Overseas Portfolio — Service Class 2

Fidelity VIP Money Market Service Class	VIP Money Market Portfolio — Service Class II

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Founding Allocation Fund Class II	Franklin Templeton VIP Founding Funds Allocation Fund — Class 2

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Goldman Sachs Variable Insurance Trust (VIT)

Goldman Sachs Government Income[19]	Goldman Sachs VIT Government Income Fund — Service Shares

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio —

Class I

Ibbotson Aggressive Growth Class II	Ibbotson Aggressive Growth ETF Asset Alloc. Portfolio — Class II

Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation Portfolio — Class I

Ibbotson Balanced Class II	Ibbotson Balanced ETF Asset Allocation Portfolio — Class II

Ibbotson Conservative Class I	Ibbotson Conservative ETF Asset Allocation Portfolio — Class I

Ibbotson Conservative Class II	Ibbotson Conservative ETF Asset Allocation Portfolio — Class II

Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation Portfolio — Class I

Ibbotson Growth Class II	Ibbotson Growth ETF Asset Allocation Portfolio — Class II

Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation Portfolio —

Class I

Ibbotson Income and Growth Class II	Ibbotson Income and Growth ETF Asset Allocation Portfolio —

Class II

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources	ING VP Natural Resources Portfolio

AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)

Invesco Capital Appreciation I1	Invesco V.I. Capital Appreciation Fund (Series I shares)

Invesco Capital Appreciation II2	Invesco V.I. Capital Appreciation Fund (Series II shares)

Invesco Capital Development Series I3	Invesco V.I. Capital Development Fund (Series I shares)

Invesco Capital Development Series II4	Invesco V.I. Capital Development Fund (Series II shares)

Invesco Global Health Care[5]	Invesco V.I. Global Health Care Fund (Series I shares)

Invesco Global Real Estate[6]	Invesco V.I. Global Real Estate Fund (Series I shares)

Invesco International Growth I7	Invesco V.I. International Growth Fund (Series I shares)

Invesco International Growth II8	Invesco V.I. International Growth Fund (Series II shares)

Invesco Mid Cap Core Equity II9,19	Invesco V.I. Mid Cap Core Equity Fund (Series II shares)

Invesco Small Cap Equity II10	Invesco V.I. Small Cap Equity Fund (Series II shares)

JP Morgan Insurance Trust

JP Morgan Insurance Trust International Equity I	JP Morgan Insurance Trust International Equity Portfolio

JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio

JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Guardian Class S	Neuberger Berman AMT Guardian Portfolio — Class S

Neuberger Berman AMT Mid Cap Growth Class S	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S

Neuberger Berman AMT Regency Class S	Neuberger Berman AMT Regency Portfolio — Class S

PIMCO Variable Insurance Trust

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio —

Administrative Class Shares

PIMCO Total Return Portfolio Advisor[20]	PIMCO Total Return Portfolio — Advisor Class Shares

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Money Market VCT Class I	Pioneer Money Market VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Bond Securities II	Templeton Global Bond Securities Fund — Class 2

Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced	Vanguard VIF — Balanced Portfolio

Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio

Vanguard International	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger USA	Wanger USA

Retail Funds available to the public outside of variable annuity contracts:

American Funds (R4 Shares)

American Funds AMCAP[20]	American Funds AMCAP Fund

American Funds American Balanced[20]	American Funds American Balanced Fund

American Funds American High-Income Trust[20]	American Funds American High-Income Trust Fund

American Funds Capital World Bond[20]	American Funds Capital World Bond Fund

American Funds EuroPacific Growth[20]	American Funds EuroPacific Growth Fund

American Funds The Growth Fund of America[19]	American Funds The Growth Fund of America

American Funds The Investment Company of America[20]	American Funds The Investment Company of America

American Funds New Perspective[19]	American Funds New Perspective Fund

American Funds Washington Mutual Investors[20]	American Funds Washington Mutual Investors Fund

Neuberger Berman Advisers Management Trust

Neuberger Berman Genesis Advisor[20]	Neuberger Berman Genesis Fund — Advisor Class

  1  Invesco Capital Appreciation I was known as AIM Capital Appreciation I prior to April 30, 2010.

  2  Invesco Capital Appreciation II was known as AIM Capital Appreciation II prior to April 30, 2010.

  3  Invesco Capital Development Series I was known as AIM Capital Development Series I prior to April 30, 2010.

  4  Invesco Capital Development Series II was known as AIM Capital Development Series II prior to April 30, 2010.

  5  Invesco Global Health Care was known as AIM Global Health Care prior to April 30, 2010.

  6  Invesco Global Real Estate was known as AIM Global Real Estate prior to April 30, 2010.

  7  Invesco International Growth I was known as AIM International Growth I prior to April 30, 2010.

  8  Invesco International Growth II was known as AIM International Growth II prior to April 30, 2010.

Symetra Separate Account C

Notes to Financial Statements

1.  ORGANIZATION (Continued)

  9  Invesco Mid Cap core Equity II was known as AIM Mid Cap Core Equity II prior to April 30, 2010.

  10  Invesco Small Cap Equity II was known as AIM Small Cap Equity II prior to April 30, 2010.

  11  Calvert Balance Index was known as Summit Balance Index prior to April 30, 2010.

  12  Calvert Barclays Aggregate Bond Index was known as Summit Barclays Aggregate Bond Index prior to April 30, 2010.

  13  Calvert EAFE International Index F Class was known as Summit EAFE International Index F Class prior to April 30, 2010.

  14  Calvert Nasdaq 100 Index was known as Summit Nasdaq 100 Index prior to April 30, 2010.

  15  Calvert Russell 2000 Small Cap Index F Class was known as Summit Russell 2000 Small Cap Index F Class prior to April 30, 2010.

  16  Calvert S&P Midcap 400 Index F Class was known as Summit S&P Midcap 400 Index F Class prior to April 30, 2010.

  17  Federated International Equity liquidated on March 12, 2010.

  18  BlackRock Global Opportunities III was known as BlackRock Global Growth III prior to April 16, 2010.

  19  The commencement date was December 7, 2009. However there was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2010.

  20  The commencement date was December 7, 2009.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying portfolio on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB"). Symetra Life deducts a daily charge from the assets of the Separate Account to cover these expenses. These charges are included in net investment income (loss) in the accompanying Statements of Operations. Symetra Life

Symetra Separate Account C

Notes to Financial Statements

3.  EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

also deducts annual contract maintenance charges which are reflected as a contract maintenance charge in the accompanying Statements of Changes in Net Assets. The periodic table below describes the fees and expenses charged at the product level.

Annual Periodic Charges	Annual Mortality and expense risk charge[1]	Annual Asset-related administrative charge[1]	Annual Optional guaranteed minimum death benefit	Annual Optional earnings enhancement benefit	Annual Contract Maintenance
Sub-Account
Spinnaker & Mainsail	1.25%	0.15%	0.20%	0.15%	$30
Spinnaker Advisor	1.25%	0.20%	-	-	$30
Spinnaker Choice	1.40%	0.15%	0.20%	0.15%	-
Focus	1.10%	0.40%	0.10%	-	$40
Retirement Passport	1.25%	-	-	-	$30
Retirement Passport — Calvert sub accounts	1.25%	0.10%	-	-	$30
Retirement Passport — Vanguard sub accounts	1.25%	0.25%	-	-	$30

  1  As a percentage of average daily net assets of each sub-account deducted daily.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

The Passport product may allow the owner of the policy to take a loan against their account value. A loan application charge of $50 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance at the time the loan is approved. An annual loan maintenance charge of $35 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance. These charges are reflected as transfers out in the accompanying Statements of Changes in Net Assets.

4.  INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2010. The table also summarizes underlying investment information for each sub-account as of December 31, 2010.

	Year Ended		As of December 31, 2010
	December 31, 2010		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Century Balanced	$1,068,606	$(2,340,111)	$11,339,362	$11,214,998	1,780,157	$6.30
American Century Inflation Protection II	1,787,177	(1,261,269)	5,213,064	5,475,128	493,701	11.09
American Century International	1,311,880	(2,352,052)	11,841,638	11,536,479	1,347,722	8.56
American Century International II1	277	(4)	267	322	38	8.55
American Century Large Company Value II	83,853	(87,293)	447,496	509,592	54,097	9.42
American Century Ultra I	55,411	(56,767)	465,042	493,901	52,653	9.38
American Century Ultra II	13,201	(30,319)	92,580	112,110	12,080	9.28
American Century Value	873,273	(942,173)	3,985,573	4,231,480	722,095	5.86
American Funds AMCAP[1]	72	-	70	79	4	18.74
American Funds American Balanced[1]	136,706	(386)	136,347	142,906	7,980	17.91
American Funds American High-Income Trust[1]	25	-	25	26	2	11.27

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2010
	December 31, 2010		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
American Funds Capital World Bond[1]	$703	$(15)	$663	$690	34	$20.41
American Funds EuroPacific Growth[1]	5,221	(42)	5,145	5,517	136	40.68
American Funds The Investment Company of America[1]	4,987	(78)	4,886	5,556	197	28.12
American Funds Washington Mutual Investors[1]	3,956	(62)	3,872	4,411	163	27.12
BlackRock Global Opportunities III[1]	64	-	63	70	5	14.12
BlackRock Large Cap Value III[1]	1,455	(12)	1,434	1,469	151	9.74
Calvert Balance Index[1]	98,988	(4,943)	153,673	167,093	3,366	49.64
Calvert Barclays Aggregate Bond Index[1]	1,318,555	(295,940)	2,184,987	2,184,387	41,372	52.80
Calvert EAFE International Index F Class[1]	111,997	(94,187)	101,541	104,302	1,356	76.90
Calvert Nasdaq 100 Index[1]	168,179	(160,568)	100,172	114,440	3,757	30.46
Calvert Russell 2000 Small Cap Index F Class[1]	194,723	(214,824)	661,496	962,596	15,228	63.21
Calvert S&P MidCap 400 Index F Class[1]	189,037	(60,897)	203,027	238,527	3,457	69.00
Calvert Social Balanced[1]	5,416	(44)	5,372	5,720	3,374	1.69
Calvert Social Equity[1]	5,154	(50)	5,106	5,660	292	19.35
Calvert Social Mid-Cap Growth[1]	4,399	(40)	4,336	5,090	155	32.96
Columbia Mid Cap Value B1	812	(7)	794	929	70	13.13
Dreyfus Appreciation	442,096	(967,222)	4,432,343	4,530,850	127,845	35.44
Dreyfus MidCap Stock	995,783	(2,533,463)	13,426,528	13,728,882	1,042,436	13.17
Dreyfus Quality Bond	843,124	(1,230,973)	5,112,163	5,374,485	465,324	11.55
Dreyfus Socially Responsible	354,108	(588,955)	3,154,930	3,539,117	118,366	29.90
Dreyfus Stock Index	2,355,129	(2,787,649)	14,968,975	15,619,410	525,906	29.70
Dreyfus Technology Growth	531,972	(638,013)	2,781,805	3,897,268	300,251	12.98
DWS Balanced VIP A	771,254	(1,644,406)	12,970,449	12,564,759	567,770	22.13
DWS Capital Growth VIP B	729,558	(512,341)	1,571,715	1,993,052	102,156	19.51
DWS Dreman Small Mid Cap Value B	3,887	(62)	3,824	4,613	378	12.20
DWS Global Opportunities B Share	55,145	(15,180)	94,021	116,042	8,271	14.03
DWS Global Thematic B Share	18,005	(601)	42,704	53,088	5,714	9.29
DWS International VIP A	217,117	(684,481)	5,829,328	4,136,860	503,267	8.22
DWS Small Cap Index A Share	287,154	(143,922)	218,264	245,872	19,811	12.41
Federated Capital Income	158,513	(414,858)	1,448,235	1,463,212	159,915	9.15
Federated High Income Bond	443,428	(550,044)	3,260,588	3,460,744	492,282	7.03
Federated International Equity[1]	9,841	(939,656)	-	-	-	-
Fidelity Asset Manager	47,316	(94,182)	472,163	480,592	33,053	14.54
Fidelity Contrafund	3,907,975	(4,737,845)	33,451,235	32,927,449	1,378,873	23.88
Fidelity Contrafund II1	3,778	(50)	3,712	4,314	184	23.49
Fidelity Equity Income	1,225,864	(1,762,209)	8,867,274	8,753,566	460,230	19.02
Fidelity Freedom Funds 2010 II	29,896	(2,710)	124,263	136,395	12,916	10.56
Fidelity Freedom Funds 2015 II	42,022	(11,396)	90,671	104,634	9,824	10.65
Fidelity Freedom Funds 2020 II	74,050	(9,938)	537,961	660,895	62,645	10.55
Fidelity Freedom Funds 2025 II	46,698	(13,371)	249,160	314,647	30,139	10.44
Fidelity Freedom Funds 2030 II	102,446	(20,723)	206,753	243,974	23,966	10.18
Fidelity Freedom Income Fund II	99,898	(31,138)	123,369	122,017	11,917	10.24
Fidelity Growth	946,600	(2,259,900)	12,676,279	13,911,115	375,064	37.09
Fidelity Growth & Income	669,778	(1,188,559)	7,569,996	7,288,080	577,045	12.63
Fidelity Growth Opportunities	144,488	(546,055)	3,151,683	3,317,143	185,109	17.92

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2010
	December 31, 2010		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Fidelity Index 500	$449,881	$(300,433)	$453,672	$531,256	4,013	$132.39
Fidelity Mid-Cap Advisor II	1,857,171	(1,693,283)	8,109,026	10,207,115	317,686	32.13
Fidelity Money Market Fund	3,765,327	(5,058,453)	1,020,217	1,020,217	1,020,217	1.00
Fidelity Overseas II	145,012	(74,065)	178,792	200,791	12,082	16.62
Fidelity VIP Money Market Service Class	10,078,423	(12,426,479)	10,748,505	10,748,505	10,748,505	1.00
Franklin Flex Cap Growth Securities	95,369	(75,523)	268,179	329,686	25,959	12.70
Franklin Founding Allocation Fund Class II	90,920	(168,678)	262,187	305,855	39,670	7.71
Franklin Income Securities Fund Class II	1,346,605	(1,062,929)	6,773,660	6,784,598	457,800	14.82
Franklin Small Cap Value Fund II	1,578,696	(1,240,464)	6,110,988	8,274,976	509,229	16.25
Franklin Small-Mid Cap Growth II	586,706	(826,863)	5,359,736	5,993,186	278,364	21.53
Franklin U.S. Government II	4,492,422	(4,986,194)	16,893,631	17,279,427	1,318,035	13.11
Ibbotson Aggressive Growth Class I	383,456	(308,932)	391,067	484,279	52,018	9.31
Ibbotson Aggressive Growth Class II	517,961	(321,171)	1,891,830	2,420,005	261,340	9.26
Ibbotson Balanced Class I	998,725	(744,158)	1,452,161	1,605,626	159,288	10.08
Ibbotson Balanced Class II	3,328,883	(899,082)	5,650,495	6,561,471	645,179	10.17
Ibbotson Conservative Class I	377,569	(29,843)	508,019	521,428	47,017	11.09
Ibbotson Conservative Class II	161,629	(64,705)	619,356	684,563	61,841	11.07
Ibbotson Growth Class I	162,638	(119,746)	545,897	603,512	61,899	9.75
Ibbotson Growth Class II	2,160,646	(900,026)	3,004,153	3,375,333	349,777	9.65
Ibbotson Income and Growth Class I	25,139	(19,129)	238,176	245,770	23,977	10.25
Ibbotson Income and Growth Class II	788,810	(217,638)	1,496,253	1,633,987	153,571	10.64
ING Global Resources	59,087	(288,615)	1,747,292	1,811,583	84,260	21.50
ING JP Morgan Emerging Markets Equity I	130,933	(379,177)	1,094,586	1,688,455	73,667	22.92
Invesco Capital Appreciation I1	371,390	(899,698)	5,502,853	5,208,857	223,556	23.30
Invesco Capital Appreciation II1	172,206	(273,175)	784,771	900,786	39,302	22.92
Invesco Capital Development Series I1	18,840	(72,495)	261,886	263,659	19,661	13.41
Invesco Capital Development Series II1	81,382	(158,981)	549,264	673,164	51,702	13.02
Invesco Global Health Care[1]	29,650	(83,520)	519,021	514,702	30,802	16.71
Invesco Global Real Estate[1]	885,445	(1,444,245)	9,264,579	8,385,970	617,523	13.58
Invesco International Growth I1	209,344	(350,994)	2,040,436	2,218,917	77,341	28.69
Invesco International Growth II1	2,846,969	(1,858,217)	8,923,456	10,383,777	366,268	28.35
Invesco Small Cap Equity II1	39,115	(16,171)	82,981	118,594	7,290	16.27
JP Morgan Insurance Trust International Equity I	1,159,264	(1,723,401)	8,235,345	7,674,142	752,367	10.20
JP Morgan Insurance Trust Mid Cap Value I	1,422,774	(1,618,905)	5,560,318	5,979,657	879,360	6.80
JP Morgan Insurance Trust U.S. Equity I	149,491	(516,641)	2,958,309	3,274,472	208,698	15.69
Mutual Shares Securities	1,127,193	(1,427,759)	8,792,967	8,306,561	520,789	15.95
Neuberger Berman AMT Guardian Class S	522,451	(447,974)	73,473	85,333	4,528	18.84
Neuberger Berman AMT Mid Cap Growth Class S	643,449	(557,991)	380,678	540,848	20,128	26.87
Neuberger Berman AMT Regency Class S	75,422	(64,697)	31,478	36,828	2,220	16.59
Neuberger Berman Genesis Advisor[1]	3,888	(62)	3,805	4,530	164	27.61

Symetra Separate Account C

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2010
	December 31, 2010		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
PIMCO All Asset Portfolio Advisor	$475,059	$(180,047)	$729,413	$775,145	69,771	$11.11
PIMCO Commodity Fund Admin	1,515,227	(999,733)	3,984,011	4,327,308	480,279	9.01
PIMCO Total Return Portfolio Advisor[1]	260,073	(1,179)	258,896	247,329	22,322	11.08
Pioneer Bond VCT Class I	436,236	(972,302)	4,454,161	4,878,824	412,063	11.84
Pioneer Emerging Markets VCT Class II	1,727,784	(1,147,245)	3,823,479	5,049,858	162,688	31.04
Pioneer Equity Income VCT Class II	1,676,172	(931,428)	4,459,177	5,169,118	262,658	19.68
Pioneer Fund VCT Class I	1,723,442	(6,638,990)	42,079,468	41,781,386	1,862,747	22.43
Pioneer Growth Opportunities VCT Class I	1,167,600	(6,686,567)	41,174,842	42,589,998	1,850,934	23.01
Pioneer High Yield VCT Class II	994,678	(700,947)	1,648,799	1,997,785	188,294	10.61
Pioneer Mid Cap Value VCT Class I	371,579	(1,464,250)	9,512,629	9,133,858	539,506	16.93
Pioneer Money Market VCT Class I	365,777	(565,497)	3,364,993	3,364,993	3,364,993	1.00
Pioneer Real Estate VCT Class II	959,503	(927,326)	2,313,608	3,425,969	209,539	16.35
Pioneer Strategic Income VCT Class II	2,662,432	(960,844)	5,838,016	6,178,618	581,791	10.62
Templeton Developing Markets II	797,972	(1,025,298)	5,497,033	6,075,223	537,628	11.30
Templeton Global Bond Securities II	3,079,361	(1,013,105)	8,073,280	9,089,353	466,360	19.49
Templeton Growth Securities II	787,176	(884,259)	7,007,337	6,240,683	566,818	11.01
Vanguard Balanced	416,004	(567,978)	664,169	702,909	37,589	18.70
Vanguard High Yield Bond	918,074	(814,569)	899,363	999,077	128,417	7.78
Vanguard International	1,496,923	(1,172,372)	1,538,414	1,818,649	99,434	18.29
Vanguard Mid-Cap Index	996,175	(930,622)	1,603,733	2,202,473	147,520	14.93
Vanguard REIT Index	439,437	(250,647)	623,189	772,752	74,663	10.35
Vanguard Total Bond Market Index	2,532,743	(2,584,795)	3,901,003	4,009,669	332,477	12.06
Vanguard Total Stock Market Index	2,354,078	(1,488,699)	3,314,197	3,859,629	157,921	24.44
Wanger USA	2,520	(78,131)	239,531	315,562	9,320	33.86

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2010, and 2009 were as follows:

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail
American Century Balanced	63,783	(138,796)	(75,013)	94,167	(170,707)	(76,540)
American Century Inflation Protection II	106,619	(74,909)	31,710	123,296	(98,036)	25,260
American Century International	96,430	(209,196)	(112,766)	133,153	(219,206)	(86,053)
American Century Large Company Value II	6,404	(6,381)	23	19,131	(9,455)	9,676
American Century Ultra I	4,525	(4,221)	304	6,698	(5,704)	994
American Century Ultra II	1,362	(3,070)	(1,708)	4,586	(3,345)	1,241
American Century Value	59,081	(66,840)	(7,759)	68,925	(53,596)	15,329
Calvert Balance Index[1]	9,380	(379)	9,001	13,060	(6,422)	6,638

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
Calvert Barclays Aggregate Bond Index[1]	88,458	(18,498)	69,960	74,148	(9,728)	64,420
Calvert EAFE International Index F Class[1]	12,542	(13,241)	(699)	4,886	(1,749)	3,137
Calvert Nasdaq 100 Index[1]	16,973	(15,030)	1,943	11,818	(4,865)	6,953
Calvert Russell 2000 Small Cap Index F Class[1]	18,662	(16,713)	1,949	65,264	(11,970)	53,294
Calvert S&P MidCap 400 Index F Class[1]	20,519	(6,933)	13,586	21,149	(14,281)	6,868
Dreyfus Appreciation	25,456	(51,513)	(26,057)	34,711	(68,150)	(33,439)
Dreyfus MidCap Stock	67,282	(167,919)	(100,637)	126,077	(186,935)	(60,858)
Dreyfus Quality Bond	39,899	(63,489)	(23,590)	37,688	(82,949)	(45,261)
Dreyfus Socially Responsible	49,891	(83,165)	(33,274)	79,382	(114,036)	(34,654)
Dreyfus Stock Index	151,492	(176,972)	(25,480)	240,782	(263,854)	(23,072)
Dreyfus Technology Growth	113,722	(128,938)	(15,216)	110,241	(200,180)	(89,939)
DWS Balanced VIP A	15,982	(61,090)	(45,108)	26,116	(104,662)	(78,546)
DWS Capital Growth VIP B	76,208	(45,322)	30,886	114,784	(22,932)	91,852
DWS Global Opportunities B Share	5,957	(58)	5,899	5,530	(138)	5,392
DWS Global Thematic B Share	2,344	-	2,344	3,380	(11)	3,369
DWS International VIP A	7,787	(39,455)	(31,668)	12,629	(48,635)	(36,006)
Federated Capital Income	1,981	(19,782)	(17,801)	3,653	(29,654)	(26,001)
Federated High Income Bond	8,107	(23,251)	(15,144)	11,759	(32,708)	(20,949)
Federated International Equity[1]	530	(61,204)	(60,674)	3,267	(18,242)	(14,975)
Fidelity Asset Manager	2,811	(5,686)	(2,875)	3,439	(3,303)	136
Fidelity Contrafund	187,521	(245,042)	(57,521)	285,285	(270,896)	14,389
Fidelity Equity Income	79,732	(122,938)	(43,206)	138,923	(135,118)	3,805
Fidelity Freedom Funds 2010 II	1,777	(28)	1,749	3,220	(4)	3,216
Fidelity Freedom Funds 2015 II	3,777	(396)	3,381	4,953	(466)	4,487
Fidelity Freedom Funds 2020 II	6,349	(206)	6,143	3,495	(901)	2,594
Fidelity Freedom Funds 2025 II	4,065	(1,041)	3,024	16,166	(1,857)	14,309
Fidelity Freedom Funds 2030 II	10,803	(2,000)	8,803	8,894	(8,203)	691
Fidelity Freedom Income Fund II	7,387	(1,228)	6,159	56	(449)	(393)
Fidelity Growth	131,330	(316,458)	(185,128)	227,622	(407,219)	(179,597)
Fidelity Growth & Income	61,755	(95,333)	(33,578)	113,387	(160,571)	(47,184)
Fidelity Growth Opportunities	17,644	(65,070)	(47,426)	35,629	(76,196)	(40,567)
Fidelity Mid-Cap Advisor II	114,072	(101,058)	13,014	144,044	(121,183)	22,861
Fidelity Overseas II	19,782	(6,213)	13,569	15,873	(7,788)	8,085
Fidelity VIP Money Market Service Class	729,267	(791,679)	(62,412)	1,195,125	(887,765)	307,360
Franklin Flex Cap Growth Securities	4,966	(3,910)	1,056	11,483	(3,110)	8,373
Franklin Founding Allocation Fund Class II	9,852	(14,058)	(4,206)	23,832	(3,333)	20,499
Franklin Income Securities Fund Class II	68,205	(63,393)	4,812	77,460	(79,063)	(1,603)
Franklin Small Cap Value Fund II	116,950	(85,288)	31,662	271,667	(148,310)	123,357
Franklin Small-Mid Cap Growth II	59,175	(83,284)	(24,109)	118,751	(125,343)	(6,592)
Franklin U.S. Government II	200,581	(224,589)	(24,008)	239,720	(291,628)	(51,908)
Ibbotson Aggressive Growth Class II	60,577	(35,015)	25,562	97,418	(5,587)	91,831
Ibbotson Balanced Class II	284,031	(32,364)	251,667	339,230	(21,638)	317,592
Ibbotson Conservative Class II	14,179	(4,989)	9,190	26,388	(1,193)	25,195

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker & Mainsail (Continued)
Ibbotson Growth Class II	244,742	(102,006)	142,736	175,196	(8,009)	167,187
Ibbotson Income and Growth Class II	75,803	(18,132)	57,671	81,473	(12,310)	69,163
ING Global Resources	1,362	(8,029)	(6,667)	3,627	(10,026)	(6,399)
ING JP Morgan Emerging Markets Equity I	1,201	(15,181)	(13,980)	1,863	(20,541)	(18,678)
Invesco Capital Appreciation I1	42,411	(108,821)	(66,410)	61,236	(122,105)	(60,869)
Invesco Capital Appreciation II1	18,403	(27,737)	(9,334)	29,295	(27,079)	2,216
Invesco Capital Development Series I1	790	(2,564)	(1,774)	1,338	(3,626)	(2,288)
Invesco Capital Development Series II1	9,601	(14,982)	(5,381)	22,216	(15,403)	6,813
Invesco Global Health Care[1]	2,145	(5,396)	(3,251)	3,352	(8,043)	(4,691)
Invesco Global Real Estate[1]	18,960	(52,771)	(33,811)	63,617	(66,761)	(3,144)
Invesco International Growth I1	7,183	(12,243)	(5,060)	14,181	(18,024)	(3,843)
Invesco International Growth II1	226,641	(137,450)	89,191	255,084	(144,434)	110,650
Invesco Small Cap Equity II1	3,867	(265)	3,602	5,950	(1,423)	4,527
JP Morgan Insurance Trust International Equity I	66,348	(92,755)	(26,407)	458,305	(65,578)	392,727
JP Morgan Insurance Trust Mid Cap Value I	45,274	(55,201)	(9,927)	337,386	(50,478)	286,908
JP Morgan Insurance Trust U.S. Equity I	8,881	(29,541)	(20,660)	233,148	(27,673)	205,475
Mutual Shares Securities	68,479	(103,435)	(34,956)	113,173	(106,282)	6,891
Neuberger Berman AMT Guardian Class S	1,242	(113)	1,129	2,291	(1,648)	643
Neuberger Berman AMT Mid Cap Growth Class S	13,307	(10,016)	3,291	26,552	(6,666)	19,886
Neuberger Berman AMT Regency Class S	8,470	(7,108)	1,362	2,069	-	2,069
PIMCO All Asset Portfolio Advisor	24,638	(12,734)	11,904	28,671	(14,532)	14,139
PIMCO Commodity Fund Admin	80,328	(82,330)	(2,002)	122,662	(63,531)	59,131
Pioneer Bond VCT Class I	4,101	(18,850)	(14,749)	7,540	(28,479)	(20,939)
Pioneer Emerging Markets VCT Class II	48,268	(43,853)	4,415	67,198	(48,736)	18,462
Pioneer Equity Income VCT Class II	130,594	(71,312)	59,282	148,121	(75,183)	72,938
Pioneer Fund VCT Class I	23,214	(122,624)	(99,410)	35,534	(154,424)	(118,890)
Pioneer Growth Opportunities VCT Class I	24,941	(134,418)	(109,477)	36,082	(138,164)	(102,082)
Pioneer High Yield VCT Class II	51,074	(35,526)	15,548	64,305	(53,217)	11,088
Pioneer Mid Cap Value VCT Class I	12,521	(58,133)	(45,612)	18,153	(73,383)	(55,230)
Pioneer Money Market VCT Class I	18,875	(22,399)	(3,524)	22,814	(41,536)	(18,722)
Pioneer Real Estate VCT Class II	69,913	(70,740)	(827)	190,950	(121,897)	69,053
Pioneer Strategic Income VCT Class II	154,851	(55,384)	99,467	131,046	(53,655)	77,391
Templeton Developing Markets II	28,512	(37,355)	(8,843)	49,394	(45,219)	4,175
Templeton Global Bond Securities II	153,331	(43,414)	109,917	134,971	(58,881)	76,090
Templeton Growth Securities II	59,600	(64,283)	(4,683)	91,167	(66,923)	24,244
Wanger USA	63	(1,773)	(1,710)	85	(1,930)	(1,845)
Spinnaker Advisor
American Century Balanced	7,198	(44,937)	(37,739)	10,956	(62,127)	(51,171)
American Century Inflation Protection II	30,416	(24,272)	6,144	32,331	(31,335)	996
American Century International	12,717	(24,501)	(11,784)	13,591	(30,889)	(17,298)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
American Century Large Company Value II	1,962	(1,678)	284	1,536	(12,517)	(10,981)
American Century Ultra I	140	(139)	1	-	(2)	(2)
American Century Ultra II	9	-	9	6,374	(6,362)	12
American Century Value	4,935	(5,148)	(213)	9,918	(6,344)	3,574
Calvert Balance Index[1]	428	-	428	11,996	(11,996)	-
Calvert Barclays Aggregate Bond Index[1]	26,192	(5,988)	20,204	14,076	(1,357)	12,719
Calvert EAFE International Index F Class[1]	2,602	(21)	2,581	8,361	-	8,361
Calvert Nasdaq 100 Index[1]	-	(802)	(802)	802	-	802
Calvert Russell 2000 Small Cap Index F Class[1]	2,339	(5,672)	(3,333)	15,622	(2,528)	13,094
Calvert S&P MidCap 400 Index F Class[1]	5	(1)	4	-	-	-
Dreyfus Appreciation	10,840	(46,115)	(35,275)	9,884	(18,810)	(8,926)
Dreyfus MidCap Stock	6,996	(33,037)	(26,041)	26,725	(69,207)	(42,482)
Dreyfus Quality Bond	1,542	(12,420)	(10,878)	3,458	(31,672)	(28,214)
Dreyfus Socially Responsible	3,186	(3,803)	(617)	20,425	(4,809)	15,616
Dreyfus Stock Index	21,200	(27,111)	(5,911)	59,906	(76,441)	(16,535)
Dreyfus Technology Growth	7,930	(7,894)	36	40,793	(7,591)	33,202
DWS Balanced VIP A	3,246	(13,411)	(10,165)	7,661	(52,327)	(44,666)
DWS Capital Growth VIP B	7,333	(13,337)	(6,004)	24,732	(3,678)	21,054
DWS Global Opportunities B Share	612	(1,848)	(1,236)	2,425	(393)	2,032
DWS International VIP A	470	(2,255)	(1,785)	498	(9,819)	(9,321)
Federated Capital Income	3,525	(7,357)	(3,832)	40	(937)	(897)
Federated High Income Bond	414	(3,261)	(2,847)	360	(11,652)	(11,292)
Fidelity Asset Manager	-	(965)	(965)	121	(2,852)	(2,731)
Fidelity Contrafund	27,648	(17,537)	10,111	36,867	(21,694)	15,173
Fidelity Equity Income	4,014	(6,382)	(2,368)	13,270	(12,320)	950
Fidelity Freedom Funds 2010 II	867	(80)	787	1,019	-	1,019
Fidelity Freedom Funds 2015 II	345	(667)	(322)	551	-	551
Fidelity Freedom Funds 2020 II	-	-	-	1,056	-	1,056
Fidelity Freedom Funds 2025 II	290	-	290	11,154	-	11,154
Fidelity Freedom Funds 2030 II	526	-	526	11,016	(5,106)	5,910
Fidelity Freedom Income Fund II	1,761	(1,663)	98	383	-	383
Fidelity Growth	11,965	(30,479)	(18,514)	22,615	(57,474)	(34,859)
Fidelity Growth & Income	7,713	(25,875)	(18,162)	12,716	(41,645)	(28,929)
Fidelity Growth Opportunities	759	(2,667)	(1,908)	1,004	(669)	335
Fidelity Mid-Cap Advisor II	14,811	(12,812)	1,999	25,837	(17,419)	8,418
Fidelity Overseas II	138	(3,637)	(3,499)	193	(1,414)	(1,221)
Fidelity VIP Money Market Service Class	161,057	(294,457)	(133,400)	381,732	(572,533)	(190,801)
Franklin Flex Cap Growth Securities	3,203	(2,162)	1,041	255	(2,531)	(2,276)
Franklin Founding Allocation Fund Class II	-	(5,109)	(5,109)	-	(1,986)	(1,986)
Franklin Income Securities Fund Class II	4,261	(17,949)	(13,688)	6,317	(50,049)	(43,732)
Franklin Small Cap Value Fund II	16,389	(14,592)	1,797	44,277	(11,169)	33,108
Franklin Small-Mid Cap Growth II	14,722	(14,299)	423	4,426	(18,239)	(13,813)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Advisor (Continued)
Franklin U.S. Government II	51,689	(80,581)	(28,892)	86,104	(84,075)	2,029
Ibbotson Aggressive Growth Class II	201	-	201	2,721	-	2,721
Ibbotson Balanced Class II	75,030	(60,378)	14,652	45,123	(1,048)	44,075
Ibbotson Conservative Class II	1,068	(572)	496	32,109	(2,590)	29,519
Ibbotson Growth Class II	626	(29)	597	23,143	(16,306)	6,837
Ibbotson Income and Growth Class II	5,019	(2,711)	2,308	22,309	(2,034)	20,275
ING Global Resources	71	(705)	(634)	312	(2,434)	(2,122)
Invesco Capital Appreciation I1	2,284	(2,405)	(121)	3,196	(9,542)	(6,346)
Invesco Capital Appreciation II1	295	(485)	(190)	1,151	(891)	260
Invesco Capital Development Series I1	471	(2,105)	(1,634)	658	(1,192)	(534)
Invesco Capital Development Series II1	20	(2,576)	(2,556)	2,370	(748)	1,622
Invesco Global Health Care[1]	97	(216)	(119)	189	(2,353)	(2,164)
Invesco Global Real Estate[1]	3,516	(8,077)	(4,561)	7,691	(26,995)	(19,304)
Invesco International Growth I1	674	(3,518)	(2,844)	701	(3,169)	(2,468)
Invesco International Growth II1	33,895	(30,254)	3,641	43,309	(10,945)	32,364
Invesco Small Cap Equity II1	449	(1,469)	(1,020)	1,128	(553)	575
JP Morgan Insurance Trust International Equity I	5,560	(6,483)	(923)	67,746	(5,051)	62,695
JP Morgan Insurance Trust Mid Cap Value I	35,829	(40,581)	(4,752)	60,127	(12,041)	48,086
JP Morgan Insurance Trust U.S. Equity I	6,931	(32,353)	(25,422)	245,309	(19,039)	226,270
Mutual Shares Securities	10,434	(6,576)	3,858	18,767	(9,082)	9,685
Neuberger Berman AMT Guardian Class S	56,528	(54,664)	1,864	19	-	19
Neuberger Berman AMT Mid Cap Growth Class S	58,988	(57,654)	1,334	5,648	(1,326)	4,322
Neuberger Berman AMT Regency Class S	268	-	268	-	-	-
PIMCO All Asset Portfolio Advisor	11,345	(1,630)	9,715	252	-	252
PIMCO Commodity Fund Admin	9,865	(13,718)	(3,853)	33,821	(18,537)	15,284
Pioneer Bond VCT Class I	2,971	(17,411)	(14,440)	1,689	(12,885)	(11,196)
Pioneer Emerging Markets VCT Class II	44,069	(12,478)	31,591	12,876	(4,082)	8,794
Pioneer Equity Income VCT Class II	24,803	(13,730)	11,073	16,305	(10,103)	6,202
Pioneer Fund VCT Class I	3,961	(5,900)	(1,939)	4,936	(15,565)	(10,629)
Pioneer Growth Opportunities VCT Class I	4,137	(12,325)	(8,188)	4,958	(30,782)	(25,824)
Pioneer High Yield VCT Class II	7,971	(3,564)	4,407	24,327	(13,664)	10,663
Pioneer Mid Cap Value VCT Class I	390	(3,377)	(2,987)	889	(5,221)	(4,332)
Pioneer Money Market VCT Class I	1,456	(9,412)	(7,956)	5,578	(7,552)	(1,974)
Pioneer Real Estate VCT Class II	30,746	(35,144)	(4,398)	20,458	(12,128)	8,330
Pioneer Strategic Income VCT Class II	25,634	(12,380)	13,254	27,446	(18,321)	9,125
Templeton Developing Markets II	3,518	(7,064)	(3,546)	8,495	(9,716)	(1,221)
Templeton Global Bond Securities II	33,280	(14,147)	19,133	27,941	(6,728)	21,213
Templeton Growth Securities II	4,189	(6,063)	(1,874)	1,281	(3,899)	(2,618)
Spinnaker with EEB
American Century Balanced	-	-	-	122	-	122
American Century International	-	-	-	312	-	312

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker with EEB (Continued)
American Century Ultra I	-	-	-	57	-	57
Dreyfus Stock Index	-	-	-	196	-	196
Fidelity Equity Income	-	-	-	92	-	92
Fidelity VIP Money Market Service Class	-	(5)	(5)	178	(6)	172
Franklin U.S. Government II	-	-	-	137	-	137
Invesco Capital Development Series II1	-	-	-	98	-	98
Invesco International Growth II1	-	-	-	79	-	79
JP Morgan Insurance Trust Mid Cap Value I	-	-	-	249	-	249
PIMCO Commodity Fund Admin	-	-	-	67	-	67
Pioneer Real Estate VCT Class II	-	-	-	97	-	97
Pioneer Small-Cap Value VCT Class II	-	-	-	45	(239)	(194)
Spinnaker with GMDB
American Century Balanced	-	-	-	-	(3)	(3)
American Century International	2	-	2	2	(33)	(31)
American Century Large Company Value II	4	(97)	(93)	5	-	5
Dreyfus Midcap Stock	-	-	-	-	(5)	(5)
Dreyfus Stock Index	60	(65)	(5)	70	(13)	57
Federated High Income Bond	304	(2)	302	-	-	-
Fidelity Contrafund	2	(3)	(1)	3	(49)	(46)
Fidelity Equity Income	6	-	6	7	(5)	2
Fidelity Growth	-	-	-	-	(4)	(4)
Fidelity Growth & Income	7	-	7	7	-	7
Fidelity Mid-Cap Advisor II	8	-	8	11	-	11
Fidelity VIP Money Market Service Class	-	(214)	(214)	140	(8)	132
Franklin Income Securities Fund Class II	3	(724)	(721)	4	(132)	(128)
Franklin Small Cap Value Fund II	3	-	3	5	-	5
Invesco Global Real Estate[1]	-	-	-	-	(1)	(1)
Invesco International Growth I1	-	-	-	-	(2)	(2)
Invesco International Growth II1	69	(300)	(231)	177	(4)	173
JP Morgan Insurance Trust International Equity I	-	-	-	22	-	22
JP Morgan Insurance Trust Mid Cap Value I	4	(68)	(64)	122	-	122
Mutual Shares Securities	-	(564)	(564)	-	-	-
PIMCO Commodity Fund Admin	-	-	-	-	(3)	(3)
Pioneer Emerging Markets VCT Class II	311	(596)	(285)	3	(3)	-
Pioneer Equity Income VCT Class II	4	-	4	4	-	4
Pioneer High Yield VCT Class II	492	-	492	-	(19)	(19)
Pioneer Real Estate VCT Class II	-	(77)	(77)	-
Templeton Developing Markets II	275	-	275	-	-	-
Templeton Global Bond Securities II	-	-	-	-	(109)	(109)
Templeton Growth Securities II	-	(563)	(563)	-	-	-

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice
American Century Balanced	92	(979)	(887)	545	(1,672)	(1,127)
American Century Inflation Protection II	8,434	(3,288)	5,146	511	(530)	(19)
American Century International	2,584	(334)	2,250	107	(2,055)	(1,948)
American Century Large Company Value II	-	(570)	(570)	-	(405)	(405)
American Century Value	15	(6)	9	127	(2)	125
Dreyfus Appreciation	-	(609)	(609)	-	-	-
Dreyfus Midcap Stock	62	(706)	(644)	717	(1,423)	(706)
Dreyfus Socially Responsible	99	(160)	(61)	373	(189)	184
Dreyfus Stock Index	143	(3,524)	(3,381)	1,264	(5,129)	(3,865)
Federated Capital Income	-	(714)	(714)	-	(9)	(9)
Federated High Income Bond	-	-	-	26	(1,686)	(1,660)
Fidelity Contrafund	1,709	(1,917)	(208)	5,838	(2,818)	3,020
Fidelity Equity Income	3,151	(474)	2,677	861	(1,453)	(592)
Fidelity Growth	49	(77)	(28)	323	(772)	(449)
Fidelity Growth & Income	43	(2,727)	(2,684)	55	(867)	(812)
Fidelity Mid-Cap Advisor II	8	(992)	(984)	11	(999)	(988)
Fidelity VIP Money Market Service Class	18,151	(25,715)	(7,564)	195,269	(195,994)	(725)
Franklin Flex Cap Growth Securities	5	(46)	(41)	7	(9)	(2)
Franklin Income Securities Fund Class II	188	(463)	(275)	252	(25,226)	(24,974)
Franklin Small Cap Value Fund II	92	(483)	(391)	1,052	(132)	920
Franklin Small-Mid Cap Growth II	1,004	(70)	934	188	(819)	(631)
Franklin U.S. Government II	1,085	(2,134)	(1,049)	18,309	(8,626)	9,683
Invesco Capital Appreciation II1	12	(98)	(86)	118	(84)	34
Invesco Global Real Estate[1]	3	(73)	(70)	357	(658)	(301)
Invesco International Growth I1	75	(194)	(119)	392	(546)	(154)
Invesco International Growth II1	256	(336)	(80)	746	(1,311)	(565)
JP Morgan Insurance Trust International Equity I	141	(471)	(330)	4,964	(1,835)	3,129
JP Morgan Insurance Trust Mid Cap Value I	1,484	(201)	1,283	3,800	(72)	3,728
Mutual Shares Securities	344	(87)	257	454	(290)	164
PIMCO All Asset Portfolio Advisor	-	(1)	(1)	-	(0)	-
PIMCO Commodity Fund Admin	398	(1,640)	(1,242)	1,082	(7,217)	(6,135)
Pioneer Emerging Markets VCT Class II	350	(353)	(3)	13	(909)	(896)
Pioneer Equity Income VCT Class II	49	(333)	(284)	337	(996)	(659)
Pioneer High Yield VCT Class II	16,143	(17,470)	(1,327)	103,354	(236,612)	(133,258)
Pioneer Real Estate VCT Class II	1,037	(574)	463	191	(385)	(194)
Pioneer Small-Cap Value VCT Class II	-	-	-	155	(3,217)	(3,062)
Pioneer Strategic Income VCT Class II	1,329	(195)	1,134	1,471	(337)	1,134
Templeton Developing Markets II	254	(571)	(317)	31	(1,073)	(1,042)
Templeton Global Bond Securities II	1,765	(490)	1,275	175	(592)	(417)
Templeton Growth Securities II	-	(27)	(27)	44	(1,338)	(1,294)
Spinnaker Choice with GMDB
American Century Inflation Protection II	-	-	-	-	(8)	(8)
American Century Ultra I	4	-	4	4	-	4
Dreyfus Midcap Stock	-	-	-	4	(21)	(17)

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Spinnaker Choice with GMDB (Continued)
Dreyfus Stock Index	20	(10)	10	40	(32)	8
Fidelity Contrafund	12	(12)	-	10	(7)	3
Fidelity Equity Income	-	-	-	6	(27)	(21)
Fidelity Growth	7	-	7	12	(11)	1
Franklin Flex Cap Growth Securities	5	(4)	1	18	(4)	14
Franklin Income Securities Fund Class II	24	(21)	3	15	(37)	(22)
Franklin U.S. Government II	-	-	-	-	(37)	(37)
Invesco Capital Appreciation II1	10	(7)	3	36	(6)	30
Invesco Global Real Estate[1]	1	-	1	3	(6)	(3)
Invesco International Growth II1	4	-	4	4	-	4
JP Morgan Insurance Trust International Equity I	-	-	-	38	(38)	-
JP Morgan International Equity	-	-	-	8	(38)	(30)
PIMCO Commodity Fund Admin	18	(24)	(6)	11	(23)	(12)
Templeton Developing Markets II	3	(10)	(7)	7	(40)	(33)
Templeton Global Bond Securities II	1	(2)	(1)	1	(2)	(1)
Focus Tier I
DWS Small Cap Index A Share	9,205	(7,109)	2,096	713	-	713
Fidelity Index 500	13,447	(12,532)	915	2,868	(67)	2,801
Fidelity Money Market Fund	112,758	(234,944)	(122,186)	180,380	(86,581)	93,799
Ibbotson Aggressive Growth Class I	7,315	(11,641)	(4,326)	25,939	(2,764)	23,175
Ibbotson Balanced Class I	4,638	(49)	4,589	16,055	(22,508)	(6,453)
Ibbotson Conservative Class I	7,368	(184)	7,184	372	-	372
Ibbotson Growth Class I	11,614	(153)	11,461	2,701	(4,228)	(1,527)
Ibbotson Income and Growth Class I	198	(202)	(4)	-	(5)	(5)
Vanguard Balanced	1,322	(881)	441	4,288	(479)	3,809
Vanguard High Yield Bond	6,123	(10,744)	(4,621)	7,059	(3,420)	3,639
Vanguard International	50,636	(47,962)	2,674	14,288	(7,667)	6,621
Vanguard Mid-Cap Index	19,255	(28,623)	(9,368)	27,755	(13,520)	14,235
Vanguard REIT Index	12,434	(16,237)	(3,803)	10,403	(6,660)	3,743
Vanguard Total Bond Market Index	49,848	(48,765)	1,083	24,008	(9,618)	14,390
Vanguard Total Stock Market Index	94,987	(94,024)	963	40,987	(23,661)	17,326
Focus Tier II
DWS Small Cap Index A Share	3,490	(4,783)	(1,293)	3,252	(62)	3,190
Fidelity Index 500	15,772	(7,910)	7,862	4,431	(812)	3,619
Fidelity Money Market Fund	106,348	(110,560)	(4,212)	36,147	(40,479)	(4,332)
Ibbotson Aggressive Growth Class I	23,911	(2,831)	21,080	1,156	(11,753)	(10,597)
Ibbotson Balanced Class I	74,837	(72,794)	2,043	53,617	(6,853)	46,764
Ibbotson Conservative Class I	12,390	(1,158)	11,232	28	-	28
Ibbotson Growth Class I	114	(142)	(28)	2,140	-	2,140
Ibbotson Income and Growth Class I	2,247	(1,432)	815	1,893	(1,347)	546
Vanguard Balanced	204	(149)	55	2,232	-	2,232
Vanguard High Yield Bond	20,448	(3,357)	17,091	3,878	(7,818)	(3,940)
Vanguard International	30,994	(8,983)	22,011	28,917	(6,576)	22,341
Vanguard Mid-Cap Index	27,930	(17,901)	10,029	29,226	(17,211)	12,015
Vanguard REIT Index	14,241	(6,178)	8,063	11,468	(6,057)	5,411
Vanguard Total Bond Market Index	26,909	(21,882)	5,027	20,620	(28,795)	(8,175)
Vanguard Total Stock Market Index	63,013	(28,592)	34,421	50,972	(21,289)	29,683

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier III
DWS Small Cap Index A Share	5,209	(375)	4,834	-	-	-
Fidelity Index 500	25,778	(18,022)	7,756	-	-	-
Fidelity Money Market Fund	58,031	(83,621)	(25,590)	66,643	(55,530)	11,113
Ibbotson Aggressive Growth Class I	17,965	(25,227)	(7,262)	7,262	-	7,262
Ibbotson Balanced Class I	32,455	(10,038)	22,417	-	(30,573)	(30,573)
Ibbotson Growth Class I	6,823	(13,646)	(6,823)	6,823	(48,731)	(41,908)
Vanguard Balanced	10,150	(4,414)	5,736	-	-	-
Vanguard High Yield Bond	27,687	(19,867)	7,820	10,605	(423)	10,182
Vanguard International	33,260	(24,768)	8,492	17,571	(989)	16,582
Vanguard Mid-Cap Index	18,793	(17,223)	1,570	22,709	(1,092)	21,617
Vanguard REIT Index	19,481	(7,558)	11,923	5,705	(281)	5,424
Vanguard Total Bond Market Index	63,572	(27,598)	35,974	25,751	(14,458)	11,293
Vanguard Total Stock Market Index	24,595	(2,802)	21,793	28,124	(1,329)	26,795
Focus Tier IV
DWS Small Cap Index A Share	5,192	-	5,192	-	-	-
Vanguard International	18,946	-	18,946	-	-	-
Vanguard Mid-Cap Index	5,103	-	5,103	-	-	-
Vanguard REIT Index	4,893	-	4,893	-	-	-
Vanguard Total Bond Market Index	28,452	-	28,452	-	-	-
Vanguard Total Stock Market Index	23,374	-	23,374	-	-	-
Focus Tier I with GMDB
DWS Small Cap Index A Share	5,180	(919)	4,261	-	-	-
Fidelity Index 500	1,408	-	1,408	-	(19,718)	(19,718)
Fidelity Money Market Fund	21,348	(23,009)	(1,661)	17,111	(12,634)	4,477
Ibbotson Conservative Class I	176	(1,167)	(991)	-	(546)	(546)
Ibbotson Growth Class I	-	-	-	4,800	(22,669)	(17,869)
Ibbotson Income and Growth Class I	19	(11)	8	62	(73)	(11)
Vanguard Balanced	466	(3)	463	1	(6)	(5)
Vanguard High Yield Bond	1,099	(2,814)	(1,715)	2,840	(82)	2,758
Vanguard International	8,125	(5,817)	2,308	2,011	(130)	1,881
Vanguard Mid-Cap Index	7,212	(7,465)	(253)	7,237	(180)	7,057
Vanguard REIT Index	5,181	(1,675)	3,506	804	-	804
Vanguard Total Bond Market Index	5,794	(10,969)	(5,175)	9,615	(60)	9,555
Vanguard Total Stock Market Index	7,872	(10,569)	(2,697)	12,543	(90)	12,453
Focus Tier II with GMDB
DWS Small Cap Index A Share	1,638	(870)	768	870	-	870
Fidelity Index 500	-	-	-	19,698	-	19,698
Fidelity Money Market Fund	38,249	(38,131)	118	38,085	(40,530)	(2,445)
Ibbotson Conservative Class I	14,818	-	14,818	-	-	-
Ibbotson Growth Class I	-	-	-	22,642	-	22,642
Vanguard Balanced	-	(17,899)	(17,899)	1,469	(2,938)	(1,469)
Vanguard High Yield Bond	2,763	(45)	2,718	1,198	(2,871)	(1,673)
Vanguard International	7,724	(2,599)	5,125	5,139	(1,989)	3,150
Vanguard Mid-Cap Index	8,155	(1,508)	6,647	2,345	(6,286)	(3,941)
Vanguard REIT Index	2,882	(1,701)	1,181	2,886	(713)	2,173
Vanguard Total Bond Market Index	28,667	(11,526)	17,141	20,284	(6,150)	14,134
Vanguard Total Stock Market Index	20,781	(3,844)	16,937	16,116	(6,816)	9,300

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Focus Tier III with GMDB
Fidelity Money Market Fund	29,340	-	29,340	-	-	-
Focus Tier V with GMDB
Vanguard Balanced	23,330	(31,690)	(8,360)	8,374	(14)	8,360
Vanguard High Yield Bond	21,180	(36,198)	(15,018)	-	(2,434)	(2,434)
Vanguard International	26,916	(47,122)	(20,206)	9,746	(466)	9,280
Vanguard Mid-Cap Index	39,575	(39,575)	-	-	(43,299)	(43,299)
Vanguard REIT Index	-	-	-	-	(11,181)	(11,181)
Vanguard Total Bond Market Index	-	(96,229)	(96,229)	35,832	-	35,832
Vanguard Total Stock Market Index	39,336	(39,336)	-	-	(52,408)	(52,408)
Passport Group Tier II
American Funds AMCAP[1]	7	-	7	-	-	-
American Funds American Balanced[1]	12,792	-	12,792	-	-	-
American Funds American High-Income Trust[1]	2	-	2	-	-	-
American Funds Capital World Bond[1]	67	-	67	-	-	-
American Funds EuroPacific Growth[1]	517	-	517	-	-	-
American Funds The Investment Company of America[1]	511	(5)	506	-	-	-
American Funds Washington Mutual Investors[1]	398	(3)	395	-	-	-
American Century Inflation Protection II	946	(9)	937	-	-	-
American Century International II1	29	-	29	-	-	-
BlackRock Global Opportunities III[1]	7	-	7	-	-	-
BlackRock Large Cap Value III[1]	136	-	136	-	-	-
Calvert Social Balanced[1]	513	-	513	-	-	-
Calvert Social Equity[1]	481	-	481	-	-	-
Calvert Social Mid-Cap Growth[1]	379	-	379	-	-	-
Columbia Mid Cap Value B1	74	-	74	-	-	-
DWS Capital Growth VIP B	887	(8)	879	-	-	-
DWS Dreman Small Mid Cap Value B	370	(3)	367	-	-	-
Fidelity Contrafund II1	371	(3)	368	-	-	-
Fidelity VIP Money Market Service Class	26,484	(26,020)	464	-	-	-
Franklin Income Securities Fund Class II	6,437	-	6,437	-	-	-
Franklin Small Cap Value Fund II	372	(3)	369	-	-	-
Franklin U.S. Government II	639	(6)	633	-	-	-
Mutual Shares Securities	6,012	-	6,012	-	-	-
Neuberger Berman AMT Mid Cap Growth Class S	273	(3)	270	-	-	-
Neuberger Berman Genesis Advisor[1]	373	(4)	369	-	-	-
PIMCO All Asset Portfolio Advisor	75	-	75	-	-	-
PIMCO Total Return Portfolio Advisor[1]	23,316	(62)	23,254	-	-	-
Templeton Developing Markets II	207	(2)	205	-	-	-
Templeton Global Bond Securities II	468	(4)	464	-	-	-
Vanguard Balanced	4,990	(1,526)	3,464	-	-	-
Vanguard High Yield Bond	210	-	210	-	-	-
Vanguard International	3,093	(429)	2,664	-	-	-
Vanguard Mid-Cap Index	17	-	17	-	-	-

Symetra Separate Account C

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2010			2009
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Passport Group Tier II (Continued)
Vanguard REIT Index	434	(4)	430	-	-	-
Vanguard Total Bond Market Index	369	(3)	366	-	-	-
Vanguard Total Stock Market Index	6,407	(1,908)	4,499	-	-	-

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2010.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Balanced
Spinnaker & Mainsail
2010	$13.215	698,343	$9,228,896	1.88%	1.40%	10.09%
2009	12.004	773,356	9,283,947	5.29%	1.40%	13.87%
2008	10.542	849,896	8,959,478	2.71%	1.40%	(21.44%)
2007	13.419	992,055	13,312,206	2.09%	1.40%	3.47%
2006	12.969	1,085,757	14,081,101	1.96%	1.40%	8.10%
Spinnaker Advisor
2010	11.360	169,726	1,928,085	1.84%	1.45%	10.03%
2009	10.324	207,465	2,141,948	5.30%	1.45%	13.81%
2008	9.071	258,636	2,346,031	2.65%	1.45%	(21.48%)
2007	11.552	298,940	3,453,364	2.08%	1.45%	3.42%
2006	11.170	328,237	3,666,513	1.96%	1.45%	8.05%
Spinnaker with EEB
2010	13.083	456	5,960	1.90%	1.55%	9.91%
2009	11.903	456	5,424	4.97%	1.55%	13.71%
2008	10.468	334	3,496	2.13%	1.55%	(21.56%)
2007	13.345	195	2,595	1.36%	1.55%	3.31%
2006	12.917	68	872	0.00%	1.55%	29.17%
Spinnaker with GMDB
2010	13.040	29	360	1.88%	1.60%	9.87%
2009	11.869	29	332	5.45%	1.60%	13.64%
2008	10.444	32	326	2.70%	1.60%	(21.59%)
2007	13.320	36	480	2.23%	1.60%	3.26%
2006	12.900	39	505	0.38%	1.60%	7.89%
Spinnaker Choice
2010	12.183	4,243	51,697	1.85%	1.55%	9.92%
2009	11.084	5,130	56,864	5.06%	1.55%	13.71%
2008	9.748	6,257	60,994	2.86%	1.55%	(21.56%)
2007	12.427	6,479	80,517	2.22%	1.55%	3.31%
2006	12.028	13,779	165,743	0.79%	1.55%	7.93%
American Century Inflation Protection II
Spinnaker & Mainsail
2010	11.759	344,817	4,054,137	1.67%	1.40%	3.64%
2009	11.346	313,107	3,552,041	1.81%	1.40%	8.71%
2008	10.437	287,847	3,003,933	4.68%	1.40%	(2.97%)
2007	10.756	206,078	2,216,244	4.35%	1.40%	8.00%
2006	9.959	103,527	1,031,051	3.41%	1.40%	0.16%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Inflation Protection II (Continued)
Spinnaker Advisor
2010	$11.726	110,099	$1,290,614	1.68%	1.45%	3.59%
2009	11.320	103,955	1,176,390	1.77%	1.45%	8.67%
2008	10.417	102,959	1,072,338	4.85%	1.45%	(3.03%)
2007	10.742	118,553	1,273,170	4.50%	1.45%	7.95%
2006	9.951	102,759	1,022,533	3.36%	1.45%	0.11%
Spinnaker Choice
2010	11.660	10,353	120,702	1.65%	1.55%	3.49%
2009	11.267	5,207	58,657	1.75%	1.55%	8.56%
2008	10.379	5,226	54,238	4.73%	1.55%	(3.12%)
2007	10.713	4,020	43,069	3.43%	1.55%	7.84%
2006	9.934	961	9,547	3.64%	1.55%	0.01%
Passport Group Tier II
2010	10.333	937	9,675	1.00%	1.25%	3.80%
2009	9.955	-	-	0.00%	1.25%	(0.45%)
American Century International
Spinnaker & Mainsail
2010	10.727	965,851	10,361,070	2.35%	1.40%	11.72%
2009	9.602	1,078,617	10,356,957	2.05%	1.40%	31.91%
2008	7.279	1,164,670	8,478,208	0.83%	1.40%	(45.59%)
2007	13.379	1,254,258	16,781,150	0.67%	1.40%	16.41%
2006	11.493	1,338,300	15,381,851	1.58%	1.40%	23.29%
Spinnaker Advisor
2010	8.660	126,174	1,092,681	2.33%	1.45%	11.67%
2009	7.755	137,958	1,069,940	2.16%	1.45%	31.84%
2008	5.882	155,256	913,298	0.79%	1.45%	(45.62%)
2007	10.817	176,335	1,907,441	0.63%	1.45%	16.35%
2006	9.297	168,186	1,563,664	1.45%	1.45%	23.24%
Spinnaker with EEB
2010	10.620	999	10,611	2.28%	1.55%	11.55%
2009	9.520	999	9,509	1.68%	1.55%	31.71%
2008	7.228	687	4,966	0.69%	1.55%	(45.68%)
2007	13.306	389	5,173	0.46%	1.55%	16.23%
2006	11.448	146	1,665	0.00%	1.55%	14.48%
Spinnaker with GMDB
2010	10.585	8	79	1.98%	1.60%	11.50%
2009	9.493	6	55	3.53%	1.60%	31.63%
2008	7.212	37	267	0.78%	1.60%	(45.70%)
2007	13.281	36	475	0.00%	1.60%	16.17%
2006	11.432	1	12	0.00%	1.60%	14.32%
Spinnaker Choice
2010	14.275	5,047	72,038	2.55%	1.55%	11.56%
2009	12.796	2,797	35,794	2.14%	1.55%	31.70%
2008	9.716	4,743	46,086	0.67%	1.55%	(45.67%)
2007	17.884	15,622	279,380	0.13%	1.55%	16.23%
2006	15.387	16,486	253,665	0.30%	1.55%	23.12%
American Century International II1
Passport Group Tier II
2010	11.077	29	322	0.00%	1.25%	11.73%
2009	9.914	-	-	0.00%	1.25%	(0.86%)
American Century Large Company Value II
Spinnaker & Mainsail
2010	9.969	29,503	294,104	1.41%	1.40%	9.26%
2009	9.124	29,480	268,979	4.42%	1.40%	18.25%
2008	7.716	19,804	152,810	2.18%	1.40%	(38.29%)
2007	12.504	16,155	202,008	0.44%	1.40%	(2.73%)
2006	12.855	15,954	205,085	0.01%	1.40%	18.12%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Large Company Value II (Continued)
Spinnaker Advisor
2010	$9.940	13,214	$131,357	1.38%	1.45%	9.19%
2009	9.103	12,930	117,700	5.93%	1.45%	18.19%
2008	7.702	23,911	184,164	2.36%	1.45%	(38.32%)
2007	12.488	31,993	399,518	0.53%	1.45%	(2.77%)
2006	12.844	27,796	357,012	0.01%	1.45%	18.06%
Spinnaker with GMDB
2010	9.856	41	375	0.97%	1.60%	9.04%
2009	9.039	134	1,184	5.06%	1.60%	18.00%
2008	7.660	129	972	2.11%	1.60%	(38.41%)
2007	12.437	125	1,545	0.50%	1.60%	(2.93%)
2006	12.812	26	338	0.00%	1.60%	28.12%
Spinnaker Choice
2010	9.884	8,474	83,756	1.39%	1.55%	9.09%
2009	9.060	9,044	81,939	5.05%	1.55%	18.06%
2008	7.674	9,449	72,507	0.00%	1.55%	(38.38%)
2007	12.454	-	-	0.00%	1.55%	(2.87%)
American Century Ultra I
Spinnaker & Mainsail
2010	12.964	34,271	444,309	0.51%	1.40%	14.47%
2009	11.325	33,967	384,689	0.28%	1.40%	32.61%
2008	8.540	32,973	281,597	0.00%	1.40%	(42.30%)
2007	14.800	53,466	791,279	0.00%	1.40%	19.33%
2006	12.403	50,768	629,663	0.00%	1.40%	(4.61%)
Spinnaker Advisor
2010	12.914	3,029	39,110	0.49%	1.45%	14.41%
2009	11.287	3,028	34,181	0.28%	1.45%	32.54%
2008	8.516	3,030	25,804	0.00%	1.45%	(42.32%)
2007	14.765	13,149	194,145	0.00%	1.45%	19.26%
2006	12.380	10,575	130,915	0.00%	1.45%	(4.67%)
Spinnaker with EEB
2010	12.835	195	2,505	0.50%	1.55%	14.30%
2009	11.229	195	2,188	0.24%	1.55%	32.42%
2008	8.480	138	1,164	0.00%	1.55%	(42.38%)
2007	14.718	79	1,158	0.00%	1.55%	19.14%
2006	12.353	28	349	0.00%	1.55%	23.53%
Spinnaker Choice
2010	10.591	187	1,971	0.50%	1.55%	14.30%
2009	9.266	187	1,728	0.28%	1.55%	32.41%
2008	6.998	187	1,307	0.00%	1.55%	(42.38%)
2007	12.146	210	2,540	0.00%	1.55%	19.15%
2006	10.194	968	9,863	0.00%	1.55%	4.76%
Spinnaker Choice with GMDB
2010	10.451	575	6,006	0.50%	1.75%	14.07%
2009	9.162	571	5,230	0.28%	1.75%	32.15%
2008	6.933	567	3,924	0.00%	1.75%	(42.50%)
2007	12.057	563	6,784	0.00%	1.75%	18.91%
2006	10.140	560	5,677	0.00%	1.75%	1.40%
American Century Ultra II
Spinnaker & Mainsail
2010	10.566	10,093	106,621	0.38%	1.40%	14.21%
2009	9.251	11,801	109,160	0.17%	1.40%	32.65%
2008	6.974	10,560	73,634	0.00%	1.40%	(42.46%)
2007	12.120	7,822	94,807	0.00%	1.40%	21.20%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Ultra II (Continued)
Spinnaker Advisor
2010	$10.546	519	$5,489	0.35%	1.45%	14.16%
2009	9.238	510	4,719	0.17%	1.45%	32.58%
2008	6.968	498	3,473	0.00%	1.45%	(42.48%)
2007	12.115	823	9,972	0.00%	1.45%	21.15%
American Century Value
Spinnaker & Mainsail
2010	13.494	286,317	3,863,739	2.21%	1.40%	11.84%
2009	12.065	294,076	3,548,099	5.49%	1.40%	18.20%
2008	10.207	278,747	2,845,379	2.46%	1.40%	(27.80%)
2007	14.137	298,666	4,222,312	1.57%	1.40%	(6.46%)
2006	15.114	283,849	4,290,154	1.31%	1.40%	17.01%
Spinnaker Advisor
2010	13.436	26,449	355,379	2.22%	1.45%	11.79%
2009	12.019	26,662	320,448	5.36%	1.45%	18.15%
2008	10.173	23,087	234,883	2.56%	1.45%	(27.84%)
2007	14.097	27,203	383,469	1.61%	1.45%	(6.51%)
2006	15.079	34,921	526,568	1.39%	1.45%	16.95%
Spinnaker Choice
2010	11.710	1,056	12,362	2.23%	1.55%	11.68%
2009	10.485	1,047	10,982	5.51%	1.55%	18.02%
2008	8.884	922	8,193	2.15%	1.55%	(27.91%)
2007	12.323	2,158	26,604	1.41%	1.55%	(6.60%)
2006	13.194	1,323	17,461	0.84%	1.55%	16.83%
American Funds AMCAP[1]
Passport Group Tier II
2010	11.484	7	79	0.12%	1.25%	12.51%
2009	10.207	-	-	0.00%	1.25%	2.07%
American Funds American Balanced[1]
Passport Group Tier II
2010	11.172	12,792	142,906	1.59%	1.25%	11.61%
2009	10.010	-	-	0.00%	1.25%	0.10%
American Funds American High-Income Trust[1]
Passport Group Tier II
2010	11.587	2	26	4.12%	1.25%	13.52%
2009	10.207	-	-	0.00%	1.25%	2.07%
American Funds Capital World Bond[1]
Passport Group Tier II
2010	10.257	67	690	3.49%	1.25%	4.65%
2009	9.801	-	-	0.00%	1.25%	(1.99%)
American Funds EuroPacific Growth[1]
Passport Group Tier II
2010	10.678	517	5,517	1.74%	1.25%	8.03%
2009	9.884	-	-	0.00%	1.25%	(1.16%)
American Funds The Investment Company of America[1]
Passport Group Tier II
2010	11.016	506	5,556	1.89%	1.25%	9.45%
2009	10.065	-	-	0.00%	1.25%	0.65%
American Funds Washington Mutual Investors[1]
Passport Group Tier II
2010	11.227	395	4,411	2.42%	1.25%	11.91%
2009	10.032	-	-	0.00%	1.25%	0.32%
BlackRock Global Opportunities III[1]
Passport Group Tier II
2010	10.958	7	70	1.02%	1.25%	9.56%
2009	10.002	-	-	0.00%	1.25%	0.02%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
BlackRock Large Cap Value III[1]
Passport Group Tier II
2010	$10.888	136	$1,469	1.15%	1.25%	7.12%
2009	10.164	-	-	0.00%	1.25%	1.64%
Calvert Balance Index[1]
Spinnaker & Mainsail
2010	10.207	15,944	162,744	3.95%	1.40%	10.29%
2009	9.255	6,943	64,254	2.95%	1.40%	16.77%
2008	7.926	305	2,410	1.25%	1.40%	(20.74%)
Spinnaker Advisor
2010	10.193	428	4,349	10.21%	1.45%	10.23%
2009	9.247	-	-	0.00%	1.45%	16.70%
2008	7.924	-	-	0.00%	1.45%	(20.76%)
Calvert Barclays Aggregate Bond Index[1]
Spinnaker & Mainsail
2010	11.189	160,893	1,800,202	2.55%	1.40%	4.89%
2009	10.667	90,933	970,011	7.91%	1.40%	3.13%
2008	10.343	26,513	274,227	3.11%	1.40%	3.43%
Spinnaker Advisor
2010	11.174	34,380	384,185	2.60%	1.45%	4.84%
2009	10.658	14,176	151,118	9.24%	1.45%	3.08%
2008	10.340	1,457	15,072	2.52%	1.45%	3.40%
Calvert EAFE International Index F Class[1]
Spinnaker & Mainsail
2010	7.792	2,461	19,202	0.74%	1.40%	5.03%
2009	7.419	3,160	23,478	1.42%	1.40%	25.72%
2008	5.901	23	137	0.00%	1.40%	(40.99%)
Spinnaker Advisor
2010	7.781	10,942	85,100	1.72%	1.45%	4.96%
2009	7.413	8,361	61,893	3.75%	1.45%	25.67%
2008	5.899	-	-	0.00%	1.45%	(41.01%)
Calvert Nasdaq 100 Index[1]
Spinnaker & Mainsail
2010	11.175	10,241	114,440	0.17%	1.40%	17.95%
2009	9.474	8,298	78,617	0.12%	1.40%	51.37%
2008	6.259	1,345	8,416	0.14%	1.40%	(37.41%)
Spinnaker Advisor
2010	11.160	-	-	0.00%	1.45%	17.90%
2009	9.466	802	7,603	0.10%	1.45%	51.29%
2008	6.257	-	-	0.00%	1.45%	(37.43%)
Calvert Russell 2000 Small Cap Index F Class[1]
Spinnaker & Mainsail
2010	10.741	76,546	822,181	0.34%	1.40%	24.09%
2009	8.656	74,597	645,726	0.39%	1.40%	24.23%
2008	6.968	21,303	148,448	0.64%	1.40%	(30.32%)
Spinnaker Advisor
2010	10.727	13,088	140,415	0.33%	1.45%	24.03%
2009	8.649	16,421	142,036	0.41%	1.45%	24.16%
2008	6.966	3,327	23,183	0.36%	1.45%	(30.34%)
Calvert S&P MidCap 400 Index F Class[1]
Spinnaker & Mainsail
2010	10.637	22,419	238,483	0.61%	1.40%	23.95%
2009	8.582	8,833	75,818	0.29%	1.40%	34.20%
2008	6.395	1,965	12,566	0.70%	1.40%	(36.05%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Calvert S&P MidCap 400 Index F Class[1] (Continued)
Spinnaker Advisor
2010	$10.623	4	$44	0.68%	1.45%	23.88%
2009	8.575	-	-	0.00%	1.45%	34.13%
2008	6.393	-	-	0.00%	1.45%	(30.34%)
Calvert Social Balanced[1]
Passport Group Tier II
2010	11.153	513	5,720	1.80%	1.35%	10.88%
2009	10.059	-	-	0.00%	1.35%	0.59%
Calvert Social Equity[1]
Passport Group Tier II
2010	11.751	481	5,660	0.06%	1.35%	15.69%
2009	10.157	-	-	0.00%	1.35%	1.57%
Calvert Social Mid-Cap Growth[1]
Passport Group Tier II
2010	13.519	379	5,090	0.00%	1.35%	29.72%
2009	10.422	-	-	0.00%	1.35%	4.22%
Columbia Mid Cap Growth B1
Passport Group Tier II
2010	13.218	-	-	0.00%	1.25%	28.13%
2009	10.316	-	-	0.00%	1.25%	3.16%
Columbia Mid Cap Value B1
Passport Group Tier II
2010	12.575	74	929	0.65%	1.25%	21.44%
2009	10.355	-	-	0.00%	1.25%	3.55%
Dreyfus Appreciation
Spinnaker & Mainsail
2010	10.654	354,607	3,778,258	2.18%	1.40%	13.72%
2009	9.369	380,664	3,566,623	2.60%	1.40%	20.86%
2008	7.752	414,103	3,210,400	2.05%	1.40%	(30.54%)
2007	11.160	495,944	5,534,698	1.61%	1.40%	5.64%
2006	10.564	588,189	6,213,951	1.62%	1.40%	14.86%
Spinnaker Advisor
2010	10.153	72,534	736,862	2.67%	1.45%	13.66%
2009	8.933	107,809	963,418	2.69%	1.45%	20.80%
2008	7.395	116,735	863,568	1.93%	1.45%	(30.56%)
2007	10.650	126,059	1,342,571	1.62%	1.45%	5.58%
2006	10.087	156,758	1,581,263	1.62%	1.45%	14.81%
Spinnaker with GMDB
2010	10.513	223	2,241	2.05%	1.60%	13.49%
2009	9.263	223	2,000	2.58%	1.60%	20.61%
2008	7.680	223	1,691	2.14%	1.60%	(30.67%)
2007	11.078	151	1,655	1.65%	1.60%	5.42%
2006	10.508	79	826	0.00%	1.60%	5.08%
Spinnaker Choice
2010	12.157	1,107	13,489	2.35%	1.55%	13.54%
2009	10.707	1,716	18,402	2.58%	1.55%	20.67%
2008	8.873	1,716	15,243	1.98%	1.55%	(30.63%)
2007	12.791	1,716	21,960	1.52%	1.55%	5.47%
2006	12.127	1,716	20,812	1.51%	1.55%	14.69%
Dreyfus Midcap Stock
Spinnaker & Mainsail
2010	13.734	786,086	10,796,883	1.00%	1.40%	25.32%
2009	10.959	886,723	9,717,469	1.42%	1.40%	33.63%
2008	8.201	947,581	7,771,281	0.96%	1.40%	(41.25%)
2007	13.959	1,065,106	14,868,046	0.43%	1.40%	0.08%
2006	13.948	1,268,984	17,700,047	0.38%	1.40%	6.25%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Midcap Stock (Continued)
Spinnaker Advisor
2010	$12.686	228,378	$2,897,316	0.99%	1.45%	25.27%
2009	10.127	254,419	2,576,591	1.47%	1.45%	33.57%
2008	7.582	296,901	2,251,300	0.98%	1.45%	(41.28%)
2007	12.913	373,569	4,823,844	0.43%	1.45%	0.03%
2006	12.909	508,133	6,559,563	0.38%	1.45%	6.20%
Spinnaker with GMDB
2010	13.552	30	357	0.91%	1.60%	25.08%
2009	10.835	30	301	1.49%	1.60%	33.35%
2008	8.125	35	278	0.99%	1.60%	(41.37%)
2007	13.857	35	474	0.40%	1.60%	(0.12%)
2006	13.874	35	478	0.00%	1.60%	6.05%
Spinnaker Choice
2010	12.645	2,715	34,326	1.01%	1.55%	25.14%
2009	10.105	3,359	33,942	1.56%	1.55%	33.43%
2008	7.573	4,065	30,784	0.95%	1.55%	(41.34%)
2007	12.910	4,117	53,157	0.40%	1.55%	(0.07%)
2006	12.919	5,112	66,050	0.45%	1.55%	6.09%
Dreyfus Quality Bond
Spinnaker & Mainsail
2010	15.500	274,775	4,258,978	3.89%	1.40%	6.87%
2009	14.503	298,365	4,327,352	4.76%	1.40%	13.36%
2008	12.794	343,626	4,396,440	4.94%	1.40%	(5.52%)
2007	13.541	420,173	5,689,376	4.82%	1.40%	2.10%
2006	13.263	441,156	5,850,919	4.59%	1.40%	2.79%
Spinnaker Advisor
2010	14.969	74,521	1,115,507	3.90%	1.45%	6.81%
2009	14.014	85,399	1,196,759	4.78%	1.45%	13.31%
2008	12.368	113,613	1,405,205	4.93%	1.45%	(5.56%)
2007	13.096	149,624	1,959,552	4.87%	1.45%	2.04%
2006	12.834	203,984	2,617,952	4.61%	1.45%	2.74%
Dreyfus Socially Responsible
Spinnaker & Mainsail
2010	6.925	441,443	3,056,975	0.86%	1.40%	13.23%
2009	6.116	474,717	2,903,582	0.96%	1.40%	31.90%
2008	4.637	509,371	2,362,065	0.74%	1.40%	(35.34%)
2007	7.171	498,242	3,573,096	0.48%	1.40%	6.27%
2006	6.748	406,047	2,739,899	0.11%	1.40%	7.69%
Spinnaker Advisor
2010	6.507	71,123	462,818	0.85%	1.45%	13.17%
2009	5.750	71,740	412,528	0.95%	1.45%	31.82%
2008	4.362	56,124	244,814	0.76%	1.45%	(35.37%)
2007	6.749	46,314	312,587	0.54%	1.45%	6.23%
2006	6.353	54,491	346,219	0.11%	1.45%	7.62%
Spinnaker Choice
2010	11.727	1,648	19,324	0.84%	1.55%	13.04%
2009	10.374	1,709	17,729	0.93%	1.55%	31.70%
2008	7.877	1,525	12,018	0.49%	1.55%	(35.43%)
2007	12.200	2,891	35,273	0.31%	1.55%	6.12%
2006	11.496	1,714	19,700	0.05%	1.55%	14.96%
Dreyfus Stock Index
Spinnaker & Mainsail
2010	13.859	838,562	11,621,854	1.57%	1.40%	12.95%
2009	12.270	864,042	10,602,459	1.83%	1.40%	24.29%
2008	9.872	887,114	8,757,992	1.81%	1.40%	(38.20%)
2007	15.973	860,903	13,751,204	1.50%	1.40%	3.53%
2006	15.429	772,261	11,915,429	1.47%	1.40%	13.61%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Stock Index (Continued)
Spinnaker Advisor
2010	$13.806	284,656	$3,930,044	1.57%	1.45%	12.89%
2009	12.230	290,567	3,553,621	1.87%	1.45%	24.24%
2008	9.844	307,102	3,023,293	1.72%	1.45%	(38.23%)
2007	15.936	377,748	6,019,712	1.47%	1.45%	3.48%
2006	15.401	377,730	5,817,440	1.41%	1.45%	13.55%
Spinnaker with EEB
2010	13.721	637	8,719	1.58%	1.55%	12.78%
2009	12.166	637	7,721	1.89%	1.55%	24.10%
2008	9.803	441	4,304	1.97%	1.55%	(38.29%)
2007	15.885	245	3,881	1.63%	1.55%	3.37%
2006	15.367	87	1,337	2.57%	1.55%	53.67%
Spinnaker with GMDB
2010	13.675	177	2,353	1.56%	1.60%	12.72%
2009	12.132	182	2,162	1.90%	1.60%	24.05%
2008	9.780	125	1,215	1.95%	1.60%	(38.32%)
2007	15.856	76	1,194	1.47%	1.60%	3.32%
2006	15.347	11	168	1.80%	1.60%	13.14%
Spinnaker Choice
2010	11.312	4,500	50,897	1.45%	1.55%	12.78%
2009	10.030	7,881	79,039	1.77%	1.55%	24.10%
2008	8.082	11,746	94,931	1.76%	1.55%	(38.29%)
2007	13.096	14,705	192,575	1.44%	1.55%	3.37%
2006	12.669	16,795	212,775	1.43%	1.55%	13.44%
Spinnaker Choice with GMDB
2010	11.162	497	5,543	1.58%	1.75%	12.55%
2009	9.917	487	4,826	1.84%	1.75%	23.85%
2008	8.007	479	3,842	1.67%	1.75%	(38.41%)
2007	13.000	749	9,752	1.48%	1.75%	3.16%
2006	12.602	1,082	13,639	1.40%	1.75%	13.22%
Dreyfus Technology Growth
Spinnaker & Mainsail
2010	5.208	571,383	2,975,800	0.00%	1.40%	28.12%
2009	4.065	586,599	2,384,397	0.45%	1.40%	55.51%
2008	2.614	676,538	1,768,722	0.00%	1.40%	(42.01%)
2007	4.508	705,016	3,177,969	0.00%	1.40%	13.13%
2006	3.985	740,251	2,949,733	0.00%	1.40%	2.87%
Spinnaker Advisor
2010	4.717	195,365	921,468	0.00%	1.45%	28.07%
2009	3.683	195,329	719,415	0.40%	1.45%	55.40%
2008	2.370	162,127	384,254	0.00%	1.45%	(42.03%)
2007	4.088	172,694	706,063	0.00%	1.45%	13.05%
2006	3.616	140,847	509,317	0.00%	1.45%	2.81%
DWS Balanced VIP A
Spinnaker & Mainsail
2010	23.553	481,191	11,333,977	3.16%	1.40%	9.68%
2009	21.475	526,299	11,302,343	3.80%	1.40%	21.72%
2008	17.643	604,845	10,671,728	4.11%	1.40%	(28.34%)
2007	24.622	711,397	17,516,272	3.33%	1.40%	3.38%
2006	23.818	859,775	20,478,148	2.59%	1.40%	8.71%
Spinnaker Advisor
2010	9.805	125,522	1,230,782	3.20%	1.45%	9.63%
2009	8.944	135,687	1,213,625	4.23%	1.45%	21.65%
2008	7.352	180,353	1,325,993	3.97%	1.45%	(28.38%)
2007	10.265	188,337	1,933,365	3.39%	1.45%	3.32%
2006	9.935	240,085	2,385,261	2.61%	1.45%	8.66%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DWS Capital Growth VIP B
Spinnaker & Mainsail
2010	$9.677	189,238	$1,831,202	0.57%	1.40%	14.72%
2009	8.435	158,352	1,335,761	0.82%	1.40%	24.72%
2008	6.763	66,500	449,743	0.00%	1.40%	(32.37%)
Spinnaker Advisor
2010	9.664	15,685	151,580	0.68%	1.45%	14.67%
2009	8.428	21,689	182,803	0.08%	1.45%	24.66%
2008	6.761	635	4,294	0.00%	1.45%	(32.39%)
Passport Group Tier II
2010	11.693	879	10,270	0.03%	1.25%	14.89%
2009	10.178	-	-	0.00%	1.25%	1.78%
DWS Dreman Small Mid Cap Value B
Passport Group Tier II
2010	12.579	367	4,613	0.04%	1.25%	21.14%
2009	10.384	-	-	0.00%	1.25%	3.84%
DWS Global Opportunities B Share
Spinnaker & Mainsail
2010	9.597	11,297	108,425	0.07%	1.40%	24.64%
2009	7.700	5,398	41,569	0.58%	1.40%	45.61%
2008	5.288	6	33	0.00%	1.40%	(47.12%)
Spinnaker Advisor
2010	9.584	796	7,617	0.04%	1.45%	24.56%
2009	7.694	2,032	15,627	0.00%	1.45%	45.53%
2008	5.287	-	-	0.00%	1.45%	(47.13%)
DWS Global Thematic B Share
Spinnaker & Mainsail
2010	8.401	6,319	53,088	0.57%	1.40%	11.67%
2009	7.523	3,975	29,906	0.50%	1.40%	41.25%
2008	5.326	606	3,228	0.00%	1.40%	(46.74%)
DWS International VIP A
Spinnaker & Mainsail
2010	16.566	246,434	4,082,440	2.20%	1.40%	0.21%
2009	16.531	278,102	4,597,309	4.41%	1.40%	31.67%
2008	12.555	314,108	3,943,814	1.41%	1.40%	(48.94%)
2007	24.587	359,829	8,847,083	2.47%	1.40%	12.99%
2006	21.761	428,469	9,323,933	1.89%	1.40%	24.16%
Spinnaker Advisor
2010	7.775	6,998	54,420	2.10%	1.45%	0.15%
2009	7.763	8,783	68,184	3.62%	1.45%	31.60%
2008	5.899	18,104	106,801	1.46%	1.45%	(48.96%)
2007	11.558	36,168	418,020	2.35%	1.45%	12.93%
2006	10.234	39,250	401,701	1.99%	1.45%	24.09%
DWS Small Cap Index A Share
Focus Tier I
2010	10.862	2,809	30,514	0.88%	1.35%	24.69%
2009	8.711	713	6,215	0.00%	1.35%	24.87%
2008	6.976	-	-	0.00%	1.35%	(30.24%)
Focus Tier II
2010	10.877	3,855	41,929	1.21%	1.30%	24.76%
2009	8.718	5,148	44,877	1.21%	1.30%	24.94%
2008	6.978	1,958	13,666	0.00%	1.30%	(30.22%)
Focus Tier III
2010	10.906	4,834	52,725	0.48%	1.20%	24.88%
2009	8.733	-	-	0.00%	1.20%	25.06%
2008	6.983	-	-	0.00%	1.20%	(30.22%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
DWS Small Cap Index A Share (Continued)
Focus Tier IV
2010	$10.935	5,192	$56,779	0.00%	1.10%	25.01%
2009	8.747	-	-	0.00%	1.10%	25.19%
2008	6.987	-	-	0.00%	1.10%	(30.22%)
Focus Tier I with GMDB
2010	10.833	4,261	46,156	0.76%	1.45%	24.57%
2009	8.696	-	-	0.00%	1.45%	24.75%
2008	6.971	-	-	0.00%	1.45%	(30.29%)
Focus Tier II with GMDB
2010	10.848	1,638	17,769	0.32%	1.40%	24.63%
2009	8.704	870	7,574	0.00%	1.40%	24.82%
2008	6.973	-	-	0.00%	1.40%	(30.27%)
Federated Capital Income
Spinnaker & Mainsail
2010	16.961	84,547	1,434,366	6.14%	1.40%	10.53%
2009	15.345	102,348	1,570,918	6.32%	1.40%	26.49%
2008	12.131	128,347	1,557,293	6.12%	1.40%	(21.49%)
2007	15.451	159,479	2,464,211	5.10%	1.40%	2.58%
2006	15.062	182,071	2,742,438	5.93%	1.40%	14.04%
Spinnaker Advisor
2010	10.106	1,237	12,499	11.43%	1.45%	10.47%
2009	9.148	5,069	46,375	6.30%	1.45%	26.44%
2008	7.235	5,966	43,165	6.01%	1.45%	(21.53%)
2007	9.220	8,314	76,663	5.58%	1.45%	2.53%
2006	8.993	15,500	139,390	6.21%	1.45%	13.99%
Spinnaker Choice
2010	14.545	1,124	16,347	6.40%	1.55%	10.36%
2009	13.179	1,838	24,229	6.03%	1.55%	26.31%
2008	10.434	1,847	19,273	5.68%	1.55%	(21.61%)
2007	13.310	1,854	24,673	4.93%	1.55%	2.43%
2006	12.994	1,859	24,157	5.72%	1.55%	13.86%
Federated High Income Bond
Spinnaker & Mainsail
2010	20.655	140,735	2,907,138	8.09%	1.40%	13.13%
2009	18.257	155,879	2,846,101	11.35%	1.40%	50.72%
2008	12.113	176,828	2,142,003	10.17%	1.40%	(27.02%)
2007	16.598	224,049	3,718,880	8.04%	1.40%	1.98%
2006	16.276	265,091	4,314,544	9.01%	1.40%	9.27%
Spinnaker Advisor
2010	16.888	31,549	532,956	8.11%	1.45%	13.08%
2009	14.935	34,396	513,827	11.99%	1.45%	50.66%
2008	9.913	45,688	453,018	10.82%	1.45%	(27.06%)
2007	13.591	72,238	981,815	8.07%	1.45%	1.93%
2006	13.334	87,156	1,162,120	8.77%	1.45%	9.21%
Spinnaker Choice
2010	14.894	973	14,493	7.88%	1.55%	12.96%
2009	13.185	973	12,831	10.97%	1.55%	50.50%
2008	8.761	2,633	23,070	9.72%	1.55%	(27.13%)
2007	12.023	2,507	30,130	7.75%	1.55%	1.83%
2006	11.807	2,476	29,231	8.80%	1.55%	9.11%
Spinnaker with GMDB
2010	20.382	302	6,157	7.84%	1.60%	12.91%
2009	18.051	-	-	0.00%	1.60%	50.43%
2008	12.000	-	-	0.00%	1.60%	(27.17%)
2007	16.477	-	-	0.00%	1.60%	1.78%
2006	16.189	-	-	0.00%	1.60%	9.05%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Federated International Equity[1]
Spinnaker & Mainsail
2010	$15.098	-	$-	0.23%	1.40%	(7.27%)
2009	16.282	60,674	987,910	2.95%	1.40%	39.29%
2008	11.689	75,649	884,311	0.66%	1.40%	(46.48%)
2007	21.841	95,325	2,081,966	0.18%	1.40%	8.02%
2006	20.220	119,017	2,406,534	0.20%	1.40%	17.24%
Fidelity Asset Manager
Spinnaker & Mainsail
2010	14.502	24,976	362,224	1.66%	1.40%	12.67%
2009	12.871	27,851	358,474	2.48%	1.40%	27.32%
2008	10.109	27,715	280,173	2.78%	1.40%	(29.71%)
2007	14.382	25,325	364,221	5.88%	1.40%	13.89%
2006	12.628	29,800	376,316	2.91%	1.40%	5.83%
Spinnaker Advisor
2010	14.447	8,193	118,368	1.67%	1.45%	12.62%
2009	12.828	9,158	117,479	2.35%	1.45%	27.25%
2008	10.081	11,889	119,853	2.68%	1.45%	(29.74%)
2007	14.349	7,925	113,726	5.84%	1.45%	13.84%
2006	12.605	9,952	125,451	2.68%	1.45%	5.77%
Fidelity Contrafund
Spinnaker & Mainsail
2010	18.404	1,630,277	30,005,216	1.25%	1.40%	15.59%
2009	15.922	1,687,798	26,874,394	1.44%	1.40%	33.82%
2008	11.898	1,673,409	19,910,794	0.99%	1.40%	(43.32%)
2007	20.990	1,745,798	36,644,384	0.93%	1.40%	15.95%
2006	18.103	1,906,667	34,515,973	1.30%	1.40%	10.17%
Spinnaker Advisor
2010	18.176	145,487	2,644,465	1.32%	1.45%	15.53%
2009	15.733	135,376	2,129,887	1.56%	1.45%	33.76%
2008	11.762	120,203	1,413,902	1.06%	1.45%	(43.35%)
2007	20.761	108,108	2,244,426	0.95%	1.45%	15.89%
2006	17.914	108,759	1,948,330	1.33%	1.45%	10.11%
Spinnaker with GMDB
2010	18.160	196	3,553	1.29%	1.60%	15.35%
2009	15.743	197	3,087	1.33%	1.60%	33.56%
2008	11.787	243	2,854	1.06%	1.60%	(43.43%)
2007	20.836	202	4,205	1.24%	1.60%	15.72%
2006	18.006	95	1,715	1.47%	1.60%	80.06%
Spinnaker Choice
2010	14.216	18,993	270,013	1.23%	1.55%	15.42%
2009	12.317	19,201	236,507	1.46%	1.55%	33.62%
2008	9.218	16,181	149,163	0.85%	1.55%	(43.40%)
2007	16.286	21,140	344,283	1.53%	1.55%	15.77%
2006	14.067	11,301	158,968	1.31%	1.55%	10.00%
Spinnaker Choice with GMDB
2010	14.028	301	4,202	1.29%	1.75%	15.19%
2009	12.178	301	3,650	1.45%	1.75%	33.36%
2008	9.132	298	2,715	1.04%	1.75%	(43.51%)
2007	16.167	281	4,537	0.88%	1.75%	15.54%
Fidelity Contrafund II1
Passport Group Tier II
2010	11.760	368	4,314	1.51%	1.25%	15.48%
2009	10.184	-	-	0.00%	1.25%	1.84%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Equity Income
Spinnaker & Mainsail
2010	$14.140	539,759	$7,632,758	1.82%	1.40%	13.55%
2009	12.453	582,965	7,259,933	2.35%	1.40%	28.39%
2008	9.699	579,160	5,617,326	2.58%	1.40%	(43.45%)
2007	17.152	567,663	9,736,689	1.74%	1.40%	0.11%
2006	17.133	567,597	9,724,716	3.36%	1.40%	18.53%
Spinnaker Advisor
2010	14.086	73,442	1,034,563	1.87%	1.45%	13.49%
2009	12.412	75,810	940,964	2.32%	1.45%	28.34%
2008	9.671	74,860	724,024	2.25%	1.45%	(43.48%)
2007	17.112	92,432	1,581,722	1.57%	1.45%	0.06%
2006	17.101	113,236	1,936,542	3.48%	1.45%	18.47%
Spinnaker with EEB
2010	14.000	284	3,954	1.88%	1.55%	13.38%
2009	12.348	284	3,495	2.60%	1.55%	28.21%
2008	9.631	192	1,844	3.56%	1.55%	(43.54%)
2007	17.058	103	1,753	2.63%	1.55%	(0.04%)
2006	17.064	37	629	7.86%	1.55%	70.64%
Spinnaker with GMDB
2010	13.953	25	272	1.74%	1.60%	13.32%
2009	12.313	19	205	2.41%	1.60%	28.14%
2008	9.609	17	162	3.22%	1.60%	(43.56%)
2007	17.026	12	202	2.28%	1.60%	(0.09%)
2006	17.042	8	135	3.21%	1.60%	18.30%
Spinnaker Choice
2010	11.106	7,385	82,019	2.41%	1.55%	13.37%
2009	9.796	4,708	46,121	2.21%	1.55%	28.20%
2008	7.641	5,300	40,494	2.56%	1.55%	(43.53%)
2007	13.532	4,982	67,426	1.28%	1.55%	(0.04%)
2006	13.538	8,151	110,344	3.15%	1.55%	18.35%
Fidelity Freedom Funds 2010 II
Spinnaker & Mainsail
2010	10.295	7,360	75,774	2.31%	1.40%	10.99%
2009	9.276	5,611	52,054	4.16%	1.40%	22.23%
2008	7.589	2,395	18,176	7.05%	1.40%	(24.11%)
Spinnaker Advisor
2010	10.281	5,896	60,621	2.12%	1.45%	10.92%
2009	9.269	5,109	47,358	4.27%	1.45%	22.17%
2008	7.587	4,090	31,029	2.90%	1.45%	(24.13%)
Fidelity Freedom Funds 2015 II
Spinnaker & Mainsail
2010	10.161	9,062	92,085	2.34%	1.40%	11.22%
2009	9.136	5,681	51,906	4.67%	1.40%	23.28%
2008	7.411	1,194	8,851	3.10%	1.40%	(25.89%)
Spinnaker Advisor
2010	10.148	1,237	12,549	1.61%	1.45%	11.16%
2009	9.129	1,559	14,229	4.16%	1.45%	23.23%
2008	7.408	1,008	7,470	3.23%	1.45%	(25.92%)
Fidelity Freedom Funds 2020 II
Spinnaker & Mainsail
2010	9.876	65,864	650,485	2.13%	1.40%	12.74%
2009	8.760	59,721	523,163	3.31%	1.40%	26.75%
2008	6.911	57,127	394,791	7.06%	1.40%	(30.89%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Freedom Funds 2020 II (Continued)
Spinnaker Advisor
2010	$9.863	1,056	$10,410	2.04%	1.45%	12.68%
2009	8.753	1,056	9,240	3.07%	1.45%	26.71%
2008	6.908	-	-	0.00%	1.45%	(30.92%)
Fidelity Freedom Funds 2025 II
Spinnaker & Mainsail
2010	9.858	17,333	170,871	2.26%	1.40%	13.86%
2009	8.658	14,309	123,883	4.70%	1.40%	28.00%
2008	6.764	-	-	0.00%	1.40%	(32.36%)
Spinnaker Advisor
2010	9.845	14,604	143,776	2.07%	1.45%	13.82%
2009	8.650	14,314	123,826	3.60%	1.45%	27.92%
2008	6.762	3,160	21,368	2.64%	1.45%	(32.38%)
Fidelity Freedom Funds 2030 II
Spinnaker & Mainsail
2010	9.488	19,287	182,991	2.23%	1.40%	14.29%
2009	8.302	10,484	87,046	3.48%	1.40%	29.35%
2008	6.418	9,793	62,856	2.56%	1.40%	35.82%
Spinnaker Advisor
2010	9.475	6,436	60,983	1.89%	1.45%	14.23%
2009	8.295	5,910	49,024	2.45%	1.45%	29.29%
2008	6.416	-	-	0.00%	1.45%	(35.84%)
Fidelity Freedom Income Fund II
Spinnaker & Mainsail
2010	10.615	11,015	116,922	2.69%	1.40%	5.77%
2009	10.036	4,856	48,742	3.31%	1.40%	13.04%
2008	8.878	5,249	46,604	3.62%	1.40%	11.22%
Spinnaker Advisor
2010	10.601	481	5,095	1.12%	1.45%	5.71%
2009	10.028	383	3,839	6.48%	1.45%	12.99%
2008	8.875	-	-	0.00%	1.45%	(11.25%)
Fidelity Growth
Spinnaker & Mainsail
2010	7.144	1,692,570	12,093,068	0.28%	1.40%	22.43%
2009	5.835	1,877,698	10,956,116	0.45%	1.40%	26.52%
2008	4.612	2,057,295	9,489,015	0.82%	1.40%	(47.90%)
2007	8.853	2,191,488	19,402,364	0.83%	1.40%	25.19%
2006	7.072	2,440,339	17,258,078	0.39%	1.40%	5.36%
Spinnaker Advisor
2010	6.750	266,522	1,798,955	0.28%	1.45%	22.39%
2009	5.515	285,036	1,571,989	0.44%	1.45%	26.43%
2008	4.362	319,895	1,395,314	0.76%	1.45%	(47.93%)
2007	8.377	366,331	3,068,635	0.86%	1.45%	25.14%
2006	6.694	479,926	3,212,845	0.40%	1.45%	5.32%
Spinnaker with GMDB
2010	7.050	405	2,817	0.30%	1.60%	22.20%
2009	5.769	405	2,289	0.46%	1.60%	26.26%
2008	4.569	409	1,855	0.84%	1.60%	(48.01%)
2007	8.789	412	3,615	0.82%	1.60%	24.95%
2006	7.034	416	2,925	0.39%	1.60%	5.16%
Spinnaker Choice
2010	11.365	886	10,055	0.28%	1.55%	22.27%
2009	9.295	914	8,477	0.37%	1.55%	26.31%
2008	7.359	1,363	10,020	0.88%	1.55%	(47.98%)
2007	14.146	1,284	18,166	0.97%	1.55%	25.00%
2006	11.317	1,772	20,059	0.48%	1.55%	5.22%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth (Continued)
Spinnaker Choice with GMDB
2010	$11.214	556	$6,220	0.29%	1.75%	22.02%
2009	9.190	549	5,040	0.47%	1.75%	26.06%
2008	7.290	548	3,995	0.79%	1.75%	(48.09%)
2007	14.043	634	8,913	0.80%	1.75%	24.75%
2006	11.257	874	9,843	0.21%	1.75%	5.01%
Fidelity Growth & Income
Spinnaker & Mainsail
2010	9.936	606,112	6,022,765	0.72%	1.40%	13.27%
2009	8.772	639,690	5,611,489	1.11%	1.40%	25.44%
2008	6.993	686,874	4,803,529	1.22%	1.40%	(42.52%)
2007	12.165	703,862	8,562,476	1.84%	1.40%	10.56%
2006	11.003	721,884	7,943,075	0.89%	1.40%	11.60%
Spinnaker Advisor
2010	9.562	132,001	1,262,216	0.70%	1.45%	13.21%
2009	8.446	150,163	1,268,253	1.04%	1.45%	25.39%
2008	6.736	179,092	1,206,454	1.14%	1.45%	(42.55%)
2007	11.724	209,226	2,452,973	1.80%	1.45%	10.50%
2006	10.610	256,553	2,721,961	0.93%	1.45%	11.56%
Spinnaker with GMDB
2010	9.805	27	225	0.73%	1.60%	13.05%
2009	8.673	20	168	1.59%	1.60%	25.19%
2008	6.928	13	91	2.11%	1.60%	(42.63%)
2007	12.076	8	94	1.58%	1.60%	10.34%
2006	10.945	3	34	0.00%	1.60%	9.45%
Spinnaker Choice
2010	11.175	257	2,874	0.15%	1.55%	13.11%
2009	9.880	2,941	29,061	1.06%	1.55%	25.25%
2008	7.888	3,753	29,601	1.45%	1.55%	(42.60%)
2007	13.743	2,260	31,066	1.42%	1.55%	10.39%
2006	12.449	53	656	0.51%	1.55%	11.44%
Fidelity Growth Opportunities
Spinnaker & Mainsail
2010	8.789	356,902	3,136,926	0.21%	1.40%	22.02%
2009	7.203	404,328	2,912,483	0.47%	1.40%	43.83%
2008	5.008	444,895	2,228,201	0.39%	1.40%	(55.65%)
2007	11.291	520,527	5,877,466	0.00%	1.40%	21.46%
2006	9.296	599,770	5,575,599	0.73%	1.40%	3.99%
Spinnaker Advisor
2010	7.807	23,083	180,217	0.21%	1.45%	21.97%
2009	6.401	24,991	159,990	0.49%	1.45%	43.75%
2008	4.453	24,656	109,803	0.36%	1.45%	(55.67%)
2007	10.045	29,369	295,019	0.00%	1.45%	21.40%
2006	8.274	42,482	351,501	0.68%	1.45%	3.94%
Fidelity Index 500
Focus Tier I
2010	8.430	15,546	130,988	1.84%	1.35%	13.47%
2009	7.429	14,631	108,651	2.83%	1.35%	24.90%
2008	5.948	11,830	70,333	3.93%	1.35%	(37.84%)
2007	9.569	2,650	25,322	1.37%	1.35%	(4.31%)
Focus Tier II
2010	8.446	18,618	157,222	2.10%	1.30%	13.54%
2009	7.439	10,756	79,995	2.83%	1.30%	24.98%
2008	5.952	7,137	42,455	2.63%	1.30%	(37.81%)
2007	9.571	1,858	17,769	0.82%	1.30%	(4.29%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Index 500 (Continued)
Focus Tier III
2010	$8.476	7,756	$65,677	1.65%	1.20%	13.65%
2009	7.458	-	-	0.00%	1.20%	25.09%
2008	5.962	-	-	0.00%	1.20%	(37.75%)
2007	9.577	-	-	0.00%	1.20%	(4.23%)
Focus Tier I with GMDB
2010	8.400	1,408	11,712	4.47%	1.45%	13.36%
2009	7.410	-	-	0.66%	1.45%	24.79%
2008	5.938	19,718	117,079	2.53%	1.45%	(37.91%)
2007	9.563	-	-	0.00%	1.45%	(4.37%)
Focus Tier II with GMDB
2010	8.415	19,698	165,657	2.00%	1.40%	13.42%
2009	7.419	19,698	146,100	0.00%	1.40%	24.84%
2008	5.943	-	-	0.00%	1.40%	(37.87%)
2007	9.566	-	-	0.00%	1.40%	(4.34%)
Fidelity Mid-Cap Advisor II
Spinnaker & Mainsail
2010	15.981	518,877	8,292,051	0.13%	1.40%	26.79%
2009	12.604	505,863	6,376,168	0.47%	1.40%	37.81%
2008	9.146	483,002	4,417,684	0.24%	1.40%	(40.45%)
2007	15.358	380,222	5,839,585	0.50%	1.40%	13.72%
2006	13.505	273,628	3,695,256	0.09%	1.40%	10.85%
Spinnaker Advisor
2010	15.935	115,731	1,844,222	0.13%	1.45%	26.72%
2009	12.575	113,732	1,430,185	0.48%	1.45%	37.75%
2008	9.129	105,314	961,462	0.23%	1.45%	(40.48%)
2007	15.338	98,538	1,511,367	0.51%	1.45%	13.67%
2006	13.493	58,874	794,403	0.07%	1.45%	10.79%
Spinnaker with GMDB
2010	15.800	92	1,349	0.12%	1.60%	26.53%
2009	12.487	84	996	0.50%	1.60%	37.54%
2008	9.079	73	657	0.23%	1.60%	(40.57%)
2007	15.276	65	985	0.44%	1.60%	13.49%
2006	13.460	58	774	0.00%	1.60%	34.60%
Spinnaker Choice
2010	15.845	4,386	69,493	0.11%	1.55%	26.60%
2009	12.516	5,370	67,209	0.45%	1.55%	37.60%
2008	9.096	6,358	57,831	0.25%	1.55%	(40.54%)
2007	15.297	5,860	89,638	0.51%	1.55%	13.56%
2006	13.471	5,752	77,485	0.02%	1.55%	10.68%
Fidelity Money Market Fund
Focus Tier I
2010	10.204	19,922	203,267	0.18%	1.35%	(1.10%)
2009	10.318	142,108	1,466,211	0.76%	1.35%	(0.63%)
2008	10.383	48,309	501,576	2.83%	1.35%	1.64%
2007	10.215	28,263	288,708	2.19%	1.35%	2.15%
Focus Tier II
2010	10.222	34,634	354,020	0.18%	1.30%	(1.06%)
2009	10.331	38,846	401,297	0.79%	1.30%	(0.58%)
2008	10.391	43,178	448,652	2.99%	1.30%	1.69%
2007	10.218	28,255	288,703	2.13%	1.30%	2.18%
Focus Tier III
2010	10.259	-	-	0.16%	1.20%	(0.96%)
2009	10.358	25,590	265,051	0.72%	1.20%	(0.48%)
2008	10.408	14,477	150,650	2.65%	1.20%	1.80%
2007	10.224	-	-	2.34%	1.20%	2.24%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Money Market Fund (Continued)
Focus Tier I with GMDB
2010	$10.168	8,386	$85,276	0.18%	1.45%	(1.20%)
2009	10.291	10,047	103,398	0.62%	1.45%	(0.73%)
2008	10.367	5,570	57,733	2.79%	1.45%	1.55%
2007	10.209	7,898	80,623	0.18%	1.45%	2.09%
Focus Tier II with GMDB
2010	10.186	7,628	77,689	0.18%	1.40%	(1.15%)
2009	10.304	7,510	77,386	0.72%	1.40%	(0.68%)
2008	10.375	9,955	103,263	2.94%	1.40%	1.60%
2007	10.212	21,754	222,139	0.23%	1.40%	2.12%
Focus Tier III with GMDB
2010	10.222	29,340	299,964	0.00%	1.30%	(1.06%)
2009	10.331	-	-	0.00%	1.30%	(0.58%)
2008	10.391	-	-	0.00%	1.30%	1.69%
2007	10.218	-	-	0.00%	1.30%	2.18%
Fidelity Overseas II
Spinnaker & Mainsail
2010	8.101	24,456	198,124	1.28%	1.40%	11.26%
2009	7.281	10,887	79,269	4.59%	1.40%	24.46%
2008	5.850	2,802	16,389	7.23%	1.40%	(41.50%)
Spinnaker Advisor
2010	8.090	331	2,667	0.53%	1.45%	11.20%
2009	7.275	3,830	27,870	2.07%	1.45%	24.40%
2008	5.848	5,051	29,541	3.06%	1.45%	(41.52%)
Fidelity VIP Money Market Service Class
Spinnaker & Mainsail
2010	10.723	806,175	8,644,011	0.01%	1.40%	(1.32%)
2009	10.866	868,587	9,437,656	0.42%	1.40%	(0.92%)
2008	10.967	561,227	6,154,660	2.67%	1.40%	1.34%
2007	10.822	307,919	3,332,080	4.81%	1.40%	3.49%
2006	10.457	161,990	1,693,935	4.59%	1.40%	3.17%
Spinnaker Advisor
2010	10.690	191,104	2,042,638	0.01%	1.45%	(1.37%)
2009	10.839	324,504	3,516,840	0.54%	1.45%	(0.97%)
2008	10.945	515,305	5,639,660	2.60%	1.45%	1.29%
2007	10.806	218,982	2,366,062	4.82%	1.45%	3.44%
2006	10.446	127,618	1,333,127	4.81%	1.45%	3.11%
Spinnaker with EEB
2010	10.625	167	1,773	0.00%	1.55%	(1.47%)
2009	10.784	172	1,860	0.24%	1.55%	(1.06%)
2008	10.900	-	-	0.00%	1.55%	1.19%
2007	10.772	-	-	0.00%	1.55%	3.33%
Spinnaker with GMDB
2010	10.593	129	1,367	0.00%	1.60%	(1.52%)
2009	10.756	343	3,688	0.40%	1.60%	(1.12%)
2008	10.878	211	2,295	2.73%	1.60%	1.13%
2007	10.756	214	2,300	4.95%	1.60%	3.28%
2006	10.414	806	8,396	4.37%	1.60%	2.96%
Spinnaker Choice
2010	10.625	5,089	54,138	0.01%	1.55%	(1.47%)
2009	10.784	12,653	136,516	0.50%	1.55%	(1.06%)
2008	10.900	13,378	145,819	2.69%	1.55%	1.19%
2007	10.772	3,788	40,817	4.74%	1.55%	3.33%
2006	10.425	2,560	26,677	5.27%	1.55%	3.01%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity VIP Money Market Service Class (Continued)
Passport Group Tier II
2010	$9.874	464	$4,578	0.01%	1.25%	(1.17%)
2009	9.991	-	-	0.00%	1.25%	(0.09%)
Franklin Flex Cap Growth Securities
Spinnaker & Mainsail
2010	12.599	24,453	308,083	0.00%	1.40%	14.58%
2009	10.996	23,397	257,262	0.00%	1.40%	31.12%
2008	8.386	15,024	125,990	0.11%	1.40%	(36.21%)
2007	13.147	11,218	147,483	0.13%	1.40%	12.73%
2006	11.663	10,031	116,989	0.01%	1.40%	3.74%
Spinnaker Advisor
2010	12.563	1,297	16,289	0.00%	1.45%	14.52%
2009	10.970	256	2,817	0.00%	1.45%	31.06%
2008	8.370	2,532	21,198	0.11%	1.45%	(36.25%)
2007	13.129	2,531	33,228	0.00%	1.45%	12.67%
Spinnaker Choice
2010	12.492	92	1,145	0.00%	1.55%	14.41%
2009	10.919	133	1,436	0.00%	1.55%	30.92%
2008	8.340	135	1,121	0.14%	1.55%	(36.31%)
2007	13.094	5,264	68,920	0.01%	1.55%	12.55%
Spinnaker Choice with GMDB
2010	12.351	340	4,169	0.00%	1.75%	14.18%
2009	10.817	339	3,652	0.00%	1.75%	30.66%
2008	8.279	325	2,682	0.10%	1.75%	(36.43%)
2007	13.024	345	4,488	0.00%	1.75%	12.32%
Franklin Founding Allocation Fund Class II
Spinnaker & Mainsail
2010	9.291	32,920	305,855	2.18%	1.40%	8.73%
2009	8.545	37,126	317,255	3.55%	1.40%	28.44%
2008	6.653	16,627	110,624	4.50%	1.40%	(33.47%)
Spinnaker Advisor
2010	9.278	-	-	0.00%	1.45%	8.67%
2009	8.538	5,109	43,624	2.65%	1.45%	28.37%
2008	6.651	7,095	47,193	2.34%	1.45%	(33.49%)
Franklin Income Securities Fund Class II
Spinnaker & Mainsail
2010	12.634	458,228	5,789,391	6.64%	1.40%	11.11%
2009	11.371	453,416	5,155,877	8.16%	1.40%	33.71%
2008	8.504	455,019	3,869,594	5.53%	1.40%	(30.64%)
2007	12.260	423,710	5,194,721	3.22%	1.40%	2.31%
2006	11.984	256,378	3,072,359	3.31%	1.40%	16.61%
Spinnaker Advisor
2010	12.596	64,245	809,223	6.40%	1.45%	11.06%
2009	11.342	77,933	883,943	9.53%	1.45%	33.64%
2008	8.487	121,665	1,032,563	5.45%	1.45%	(30.67%)
2007	12.241	135,919	1,663,823	3.17%	1.45%	2.25%
2006	11.971	73,472	879,561	3.39%	1.45%	16.54%
Spinnaker with GMDB
2010	12.481	30	369	1.32%	1.60%	10.88%
2009	11.256	751	8,444	8.74%	1.60%	33.44%
2008	8.435	879	7,416	5.38%	1.60%	(30.78%)
2007	12.185	883	10,769	3.31%	1.60%	2.10%
2006	11.934	678	8,092	3.65%	1.60%	16.37%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Income Securities Fund Class II (Continued)
Spinnaker Choice
2010	$12.519	7,959	$99,644	6.74%	1.55%	10.93%
2009	11.285	8,234	92,929	11.54%	1.55%	33.52%
2008	8.452	33,208	280,687	5.37%	1.55%	(30.74%)
2007	12.204	37,234	454,394	3.66%	1.55%	2.16%
2006	11.946	28,456	339,950	4.08%	1.55%	16.42%
Spinnaker Choice with GMDB
2010	12.368	1,036	12,805	6.67%	1.75%	10.72%
2009	11.171	1,033	11,532	8.15%	1.75%	33.24%
2008	8.384	1,055	8,845	5.41%	1.75%	(30.88%)
2007	12.129	1,110	13,456	3.16%	1.75%	1.95%
2006	11.897	615	7,318	3.58%	1.75%	16.19%
Passport Group Tier II
2010	11.367	6,437	73,166	0.00%	1.25%	11.28%
2009	10.215	-	-	0.00%	1.25%	2.15%
Franklin Small Cap Value Fund II
Spinnaker & Mainsail
2010	13.484	508,147	6,851,882	0.75%	1.40%	26.44%
2009	10.664	476,485	5,081,373	1.78%	1.40%	27.36%
2008	8.373	353,128	2,956,856	1.14%	1.40%	(33.95%)
2007	12.677	269,814	3,420,466	0.56%	1.40%	(3.74%)
2006	13.170	190,410	2,507,738	0.60%	1.40%	15.35%
Spinnaker Advisor
2010	13.446	102,504	1,378,006	0.74%	1.45%	26.38%
2009	10.639	100,707	1,071,257	1.71%	1.45%	27.29%
2008	8.358	67,599	564,837	1.19%	1.45%	(33.98%)
2007	12.660	63,775	807,397	0.64%	1.45%	(3.79%)
2006	13.159	47,880	630,058	0.51%	1.45%	15.30%
Spinnaker with GMDB
2010	13.332	239	3,183	0.75%	1.60%	26.19%
2009	10.565	236	2,467	1.64%	1.60%	27.11%
2008	8.312	231	1,909	1.21%	1.60%	(34.08%)
2007	12.609	167	2,079	0.68%	1.60%	(3.94%)
2006	13.126	81	1,057	1.01%	1.60%	31.26%
Spinnaker Choice
2010	13.369	2,779	37,159	0.78%	1.55%	26.24%
2009	10.590	3,170	33,567	1.76%	1.55%	27.18%
2008	8.327	2,250	18,739	1.38%	1.55%	(34.05%)
2007	12.626	4,048	51,108	0.55%	1.55%	(3.89%)
2006	13.137	11,324	148,765	0.45%	1.55%	15.19%
Passport Group Tier II
2010	12.873	369	4,746	0.45%	1.25%	26.63%
2009	10.166	-	-	0.00%	1.25%	1.66%
Franklin Small-Mid Cap Growth II
Spinnaker & Mainsail
2010	9.071	588,542	5,339,256	0.00%	1.40%	25.85%
2009	7.208	612,651	4,416,296	0.00%	1.40%	41.58%
2008	5.091	619,243	3,152,869	0.00%	1.40%	(43.29%)
2007	8.978	666,231	5,981,698	0.00%	1.40%	9.68%
2006	8.185	735,170	6,017,731	0.00%	1.40%	7.18%
Spinnaker Advisor
2010	8.292	75,094	622,689	0.00%	1.45%	25.79%
2009	6.592	74,671	492,239	0.00%	1.45%	41.52%
2008	4.658	88,484	412,199	0.00%	1.45%	(43.33%)
2007	8.219	124,839	1,026,098	0.00%	1.45%	9.63%
2006	7.497	116,867	876,179	0.00%	1.45%	7.13%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Small-Mid Cap Growth II (Continued)
Spinnaker Choice
2010	$13.111	2,384	$31,241	0.00%	1.55%	25.66%
2009	10.434	1,450	15,123	0.00%	1.55%	41.38%
2008	7.380	2,081	15,355	0.00%	1.55%	(43.38%)
2007	13.035	1,943	25,323	0.00%	1.55%	9.52%
2006	11.902	1,784	21,234	0.00%	1.55%	7.02%
Franklin U.S. Government II
Spinnaker & Mainsail
2010	15.633	733,549	11,467,919	3.28%	1.40%	3.82%
2009	15.058	757,557	11,407,489	3.70%	1.40%	1.66%
2008	14.812	809,465	11,989,905	4.97%	1.40%	6.10%
2007	13.961	831,876	11,614,148	4.65%	1.40%	5.11%
2006	13.282	741,963	9,854,546	4.37%	1.40%	2.58%
Spinnaker Advisor
2010	15.025	346,776	5,210,416	3.27%	1.45%	3.76%
2009	14.480	375,668	5,439,571	3.76%	1.45%	1.61%
2008	14.250	373,639	5,324,424	4.73%	1.45%	6.04%
2007	13.438	402,186	5,404,757	4.79%	1.45%	5.06%
2006	12.791	482,575	6,172,446	4.36%	1.45%	2.52%
Spinnaker with EEB
2010	15.478	622	9,623	3.24%	1.55%	3.66%
2009	14.931	622	9,277	3.87%	1.55%	1.51%
2008	14.709	485	7,136	4.88%	1.55%	5.93%
2007	13.885	299	4,151	4.67%	1.55%	4.96%
2006	13.229	103	1,362	0.00%	1.55%	32.29%
Spinnaker Choice
2010	12.402	47,167	584,965	3.24%	1.55%	3.66%
2009	11.964	48,216	576,834	3.10%	1.55%	1.51%
2008	11.786	38,533	454,134	4.90%	1.55%	5.94%
2007	11.125	45,807	509,629	7.02%	1.55%	4.96%
2006	10.600	36,109	382,752	3.65%	1.55%	2.43%
Passport Group Tier II
2010	10.284	633	6,504	2.04%	1.25%	3.97%
2009	9.891	-	-	0.00%	1.25%	(1.09%)
Ibbotson Aggressive Growth Class I
Focus Tier I
2010	8.702	33,388	290,428	0.46%	1.35%	14.03%
2009	7.631	37,714	287,809	0.63%	1.35%	26.07%
2008	6.053	14,539	88,006	0.55%	1.35%	(37.42%)
2007	9.673	6,045	58,472	0.00%	1.35%	(3.27%)
Focus Tier II
2010	8.718	22,236	193,851	1.05%	1.30%	14.10%
2009	7.641	1,156	8,832	0.08%	1.30%	26.13%
2008	6.058	11,753	71,199	0.53%	1.30%	(37.39%)
2007	9.676	-	-	0.00%	1.30%	(3.24%)
Focus Tier III
2010	8.749	-	-	0.00%	1.20%	14.20%
2009	7.661	7,262	55,634	0.43%	1.20%	26.27%
2008	6.067	-	-	0.00%	1.20%	(37.34%)
2007	9.682	-	-	0.00%	1.20%	(3.18%)
Ibbotson Aggressive Growth Class II
Spinnaker & Mainsail
2010	9.350	255,978	2,392,717	0.31%	1.40%	13.61%
2009	8.230	230,416	1,896,121	0.96%	1.40%	25.51%
2008	6.557	138,585	908,658	0.00%	1.40%	(34.43%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Aggressive Growth Class II (Continued)
Spinnaker Advisor
2010	$9.337	2,922	$27,288	0.31%	1.45%	13.55%
2009	8.223	2,721	22,374	0.72%	1.45%	25.47%
2008	6.554	-	-	0.00%	1.45%	(34.46%)
Ibbotson Balanced Class I
Focus Tier I
2010	9.722	39,749	386,423	0.81%	1.35%	10.35%
2009	8.810	35,160	309,776	0.94%	1.35%	18.13%
2008	7.458	41,613	310,343	2.39%	1.35%	(24.77%)
2007	9.913	2,503	24,815	0.00%	1.35%	(0.87%)
Focus Tier II
2010	9.739	70,054	680,548	0.73%	1.30%	10.39%
2009	8.822	68,011	599,979	1.41%	1.30%	18.19%
2008	7.464	21,247	158,585	1.48%	1.30%	(24.73%)
2007	9.916	14,394	142,734	0.00%	1.30%	(0.84%)
Focus Tier III
2010	9.774	32,455	317,225	1.26%	1.20%	10.52%
2009	8.844	10,038	88,786	0.36%	1.20%	18.31%
2008	7.475	40,611	303,591	1.65%	1.20%	(24.65%)
2007	9.921	29,163	289,350	0.00%	1.20%	(0.79%)
Focus Tier II with GMDB
2010	9.705	22,817	221,430	0.78%	1.40%	10.30%
2009	8.799	22,817	200,776	0.91%	1.40%	18.08%
2008	7.452	22,817	170,039	1.34%	1.40%	(24.80%)
2007	9.910	-	-	0.00%	1.40%	(0.90%)
Ibbotson Balanced Class II
Spinnaker & Mainsail
2010	9.908	603,700	5,980,384	0.86%	1.40%	10.08%
2009	9.001	352,033	3,168,358	1.22%	1.40%	17.86%
2008	7.637	34,441	263,016	0.17%	1.40%	(23.63%)
Spinnaker Advisor
2010	9.895	58,727	581,087	0.64%	1.40%	10.03%
2009	8.993	44,075	396,364	0.97%	1.40%	17.80%
2008	7.634	-	-	0.00%	1.40%	(23.66%)
Ibbotson Conservative Class I
Focus Tier I
2010	10.855	11,708	127,101	1.43%	1.35%	5.24%
2009	10.315	4,524	46,672	0.65%	1.35%	7.11%
2008	9.630	4,152	39,983	2.54%	1.35%	(7.12%)
2007	10.368	-	-	0.00%	1.35%	3.68%
Focus Tier II
2010	10.875	18,224	198,207	1.93%	1.30%	5.30%
2009	10.328	6,992	72,233	0.61%	1.30%	7.17%
2008	9.637	6,964	67,121	0.82%	1.30%	(7.08%)
2007	10.371	-	-	0.00%	1.30%	(0.84%)
Focus Tier I with GMDB
2010	10.816	3,284	35,535	1.08%	1.45%	5.12%
2009	10.289	4,275	43,989	0.59%	1.45%	7.01%
2008	9.615	4,821	46,358	0.98%	1.45%	(7.21%)
2007	10.362	-	-	0.00%	1.45%	3.62%
Focus Tier II with GMDB
2010	10.836	14,818	160,585	1.27%	1.40%	5.18%
2009	10.302	-	-	0.00%	1.40%	7.07%
2008	9.622	-	-	0.00%	1.40%	(7.17%)
2007	10.365	-	-	0.00%	1.40%	3.65%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Conservative Class II
Spinnaker & Mainsail
2010	$10.357	36,118	$374,086	1.36%	1.40%	4.90%
2009	9.873	26,928	265,858	1.08%	1.40%	6.77%
2008	9.247	1,733	16,024	0.00%	1.40%	(7.53%)
Spinnaker Advisor
2010	10.343	30,015	310,477	1.22%	1.40%	4.85%
2009	9.865	29,519	291,217	0.63%	1.40%	6.72%
2008	9.244	-	-	0.00%	1.40%	(7.56%)
Ibbotson Growth Class I
Focus Tier I
2010	9.157	41,184	377,147	0.99%	1.35%	12.65%
2009	8.129	29,723	241,608	0.77%	1.35%	23.28%
2008	6.594	31,250	206,075	0.13%	1.35%	(32.23%)
2007	9.730	7,594	73,890	0.00%	1.35%	(2.70%)
Focus Tier II
2010	9.174	2,112	19,378	0.74%	1.30%	12.72%
2009	8.139	2,140	17,421	0.68%	1.30%	23.32%
2008	6.600	-	-	0.00%	1.30%	(32.19%)
2007	9.733	-	-	0.00%	1.30%	(2.67%)
Focus Tier III
2010	9.207	-	-	0.00%	1.20%	12.83%
2009	8.160	6,823	55,693	0.66%	1.20%	23.45%
2008	6.610	48,731	322,122	0.09%	1.20%	(32.12%)
2007	9.738	-	-	0.00%	1.20%	(2.62%)
Focus Tier II with GMDB
2010	9.141	22,642	206,987	0.77%	1.40%	12.60%
2009	8.118	22,642	183,824	0.00%	1.40%	23.21%
2008	6.589	-	-	0.00%	1.40%	(32.26%)
2007	9.727	-	-	0.00%	1.40%	(2.73%)
Ibbotson Growth Class II
Spinnaker & Mainsail
2010	9.607	337,600	3,241,659	0.85%	1.40%	12.28%
2009	8.556	194,864	1,667,251	1.23%	1.40%	22.91%
2008	6.961	27,677	192,659	0.27%	1.40%	(30.39%)
Spinnaker Advisor
2010	9.594	13,933	133,674	0.71%	1.45%	12.22%
2009	8.549	13,336	114,008	0.92%	1.45%	22.87%
2008	6.958	6,499	45,224	0.13%	1.45%	(30.42%)
Ibbotson Income and Growth Class I
Focus Tier I
2010	10.238	2,667	27,299	0.70%	1.35%	7.58%
2009	9.517	2,671	25,419	1.12%	1.35%	12.20%
2008	8.482	2,676	22,699	5.29%	1.35%	(16.09%)
2007	10.109	-	-	0.00%	1.35%	1.09%
Focus Tier II
2010	10.256	20,524	210,515	0.67%	1.30%	7.63%
2009	9.529	19,709	187,808	1.12%	1.30%	12.25%
2008	8.489	19,163	162,672	3.41%	1.30%	(16.05%)
2007	10.112	20,420	206,492	0.00%	1.30%	1.12%
Focus Tier I with GMDB
2010	10.201	779	7,956	0.65%	1.45%	7.47%
2009	9.492	771	7,323	1.16%	1.45%	12.08%
2008	8.469	782	6,627	3.98%	1.45%	(16.17%)
2007	10.103	-	-	0.00%	1.45%	1.03%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Ibbotson Income and Growth Class II
Spinnaker & Mainsail
2010	$10.141	138,604	$1,405,309	0.61%	1.40%	7.37%
2009	9.445	80,933	764,349	1.10%	1.40%	11.72%
2008	8.454	11,770	99,509	0.00%	1.40%	(15.46%)
Spinnaker Advisor
2010	10.127	22,583	228,678	0.52%	1.45%	7.31%
2009	9.437	20,275	191,347	1.97%	1.45%	11.65%
2008	8.452	-	-	0.00%	1.45%	(15.48%)
ING Global Resources
Spinnaker & Mainsail
2010	37.361	46,877	1,751,996	0.94%	1.40%	19.95%
2009	31.146	53,544	1,668,174	0.31%	1.40%	35.60%
2008	22.969	59,943	1,377,129	1.64%	1.40%	(41.82%)
2007	39.480	75,621	2,986,040	0.18%	1.40%	31.16%
2006	30.101	90,613	2,727,542	0.00%	1.40%	20.04%
Spinnaker Advisor
2010	31.906	1,866	59,587	0.96%	1.45%	19.89%
2009	26.612	2,500	66,564	0.29%	1.45%	35.53%
2008	19.635	4,622	90,768	1.37%	1.45%	(41.85%)
2007	33.767	10,620	358,647	0.16%	1.45%	31.09%
2006	25.758	10,004	257,680	0.00%	1.45%	19.98%
ING JP Morgan Emerging Markets Equity I
Spinnaker & Mainsail
2010	26.567	63,553	1,688,455	0.73%	1.40%	18.96%
2009	22.333	77,533	1,731,630	1.59%	1.40%	69.63%
2008	13.166	96,211	1,266,779	2.64%	1.40%	(51.83%)
2007	27.335	112,874	3,085,454	1.17%	1.40%	36.87%
2006	19.972	131,382	2,623,971	0.64%	1.40%	34.29%
Invesco Capital Appreciation I1
Spinnaker & Mainsail
2010	8.412	593,389	4,991,823	0.74%	1.40%	13.88%
2009	7.387	659,799	4,873,775	0.64%	1.40%	19.40%
2008	6.187	720,668	4,458,618	0.00%	1.40%	(43.29%)
2007	10.910	805,764	8,791,074	0.00%	1.40%	10.45%
2006	9.878	969,657	9,571,365	0.06%	1.40%	1.22%
Spinnaker Advisor
2010	8.393	25,855	217,034	0.76%	1.45%	13.83%
2009	7.373	25,976	191,560	0.60%	1.45%	19.34%
2008	6.178	32,322	199,728	0.00%	1.45%	(43.33%)
2007	10.901	40,684	443,536	0.00%	1.45%	10.39%
2006	9.875	58,618	578,878	0.05%	1.45%	1.25%
Invesco Capital Appreciation II1
Spinnaker & Mainsail
2010	10.297	82,274	847,203	0.52%	1.40%	13.60%
2009	9.064	91,608	830,348	0.29%	1.40%	19.04%
2008	7.614	89,392	680,643	0.00%	1.40%	(43.42%)
2007	13.458	54,717	736,396	0.00%	1.40%	10.17%
2006	12.216	9,992	122,060	0.00%	1.40%	4.59%
Spinnaker Advisor
2010	10.268	3,498	35,905	0.53%	1.45%	13.55%
2009	9.043	3,688	33,338	0.29%	1.45%	18.99%
2008	7.600	3,428	26,043	0.00%	1.45%	(43.45%)
2007	13.440	880	11,810	0.00%	1.45%	10.11%
2006	12.206	100	1,215	0.00%	1.45%	22.06%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Capital Appreciation II1 (Continued)
Spinnaker Choice
2010	$10.210	1,464	$14,937	0.52%	1.55%	13.44%
2009	9.000	1,550	13,947	0.28%	1.55%	18.86%
2008	7.572	1,516	11,470	0.00%	1.55%	(43.51%)
2007	13.404	1,308	17,531	0.00%	1.55%	10.00%
Spinnaker Choice with GMDB
2010	10.094	275	2,741	0.54%	1.75%	13.20%
2009	8.917	272	2,392	0.30%	1.75%	18.62%
2008	7.517	242	1,806	0.00%	1.75%	(43.62%)
2007	13.333	224	2,983	0.00%	1.75%	9.78%
Invesco Capital Development Series I1
Spinnaker & Mainsail
2010	17.079	14,045	239,880	0.00%	1.40%	17.13%
2009	14.581	15,819	230,669	0.00%	1.40%	40.39%
2008	10.386	18,107	188,070	0.00%	1.40%	(47.76%)
2007	19.883	17,778	353,501	0.00%	1.40%	9.29%
2006	18.192	17,782	323,497	0.00%	1.40%	14.90%
Spinnaker Advisor
2010	17.014	1,398	23,779	0.00%	1.45%	17.07%
2009	14.533	3,032	44,065	0.00%	1.45%	40.32%
2008	10.357	3,566	36,929	0.00%	1.45%	(47.79%)
2007	19.837	4,088	81,092	0.00%	1.45%	9.24%
2006	18.159	3,907	70,946	0.00%	1.45%	14.85%
Invesco Capital Development Series II1
Spinnaker & Mainsail
2010	9.846	65,612	646,066	0.00%	1.40%	16.82%
2009	8.428	70,993	598,385	0.00%	1.40%	40.02%
2008	6.019	64,180	386,334	0.00%	1.40%	(47.87%)
2007	11.546	63,423	732,276	0.00%	1.40%	9.01%
2006	10.592	49,390	523,146	0.00%	1.40%	5.92%
Spinnaker Advisor
2010	9.823	2,254	22,141	0.00%	1.45%	16.77%
2009	8.412	4,810	40,457	0.00%	1.45%	39.94%
2008	6.011	3,188	19,160	0.00%	1.45%	(47.89%)
2007	11.535	4,361	50,312	0.00%	1.45%	8.94%
2006	10.588	5,310	56,225	0.00%	1.45%	5.88%
Spinnaker with EEB
2010	9.776	311	3,028	0.00%	1.55%	16.66%
2009	8.380	311	2,595	0.00%	1.55%	39.81%
2008	5.994	213	1,269	0.00%	1.55%	(47.95%)
2007	11.515	115	1,318	0.00%	1.55%	8.84%
2006	10.580	42	444	0.00%	1.55%	5.80%
Spinnaker Choice
2010	9.776	198	1,929	0.00%	1.55%	16.66%
2009	8.380	198	1,641	0.00%	1.55%	39.81%
2008	5.994	198	1,179	0.00%	1.55%	(47.95%)
2007	11.515	341	3,920	0.00%	1.55%	8.84%
2006	10.580	805	8,518	0.00%	1.55%	5.80%
Invesco Global Health Care[1]
Spinnaker & Mainsail
2010	14.116	29,199	412,182	0.00%	1.40%	3.83%
2009	13.595	32,450	441,169	0.35%	1.40%	25.90%
2008	10.798	37,141	401,076	0.00%	1.40%	(29.62%)
2007	15.342	47,088	722,415	0.00%	1.40%	10.29%
2006	13.910	55,602	773,428	0.00%	1.40%	3.77%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco Global Health Care[1] (Continued)
Spinnaker Advisor
2010	$14.062	7,290	$102,520	0.00%	1.45%	3.78%
2009	13.550	7,409	100,400	0.34%	1.45%	25.84%
2008	10.768	9,573	103,086	0.00%	1.45%	(29.65%)
2007	15.306	13,965	213,738	0.00%	1.45%	10.24%
2006	13.885	17,275	239,852	0.00%	1.45%	3.73%
Invesco Global Real Estate[1]
Spinnaker & Mainsail
2010	24.673	280,705	6,926,184	4.98%	1.40%	15.88%
2009	21.292	314,516	6,696,861	0.00%	1.40%	29.70%
2008	16.416	317,660	5,215,023	5.40%	1.40%	(45.42%)
2007	30.077	397,922	11,968,448	4.99%	1.40%	(6.86%)
2006	32.292	506,920	16,369,602	1.08%	1.40%	40.63%
Spinnaker Advisor
2010	23.635	61,264	1,448,073	5.08%	1.45%	15.82%
2009	20.406	65,825	1,343,307	0.00%	1.45%	29.63%
2008	15.742	85,129	1,340,125	5.30%	1.45%	(45.44%)
2007	28.855	101,387	2,925,567	5.02%	1.45%	(6.91%)
2006	30.996	138,259	4,285,482	1.05%	1.45%	40.56%
Spinnaker with GMDB
2010	24.346	24	524	5.23%	1.60%	15.65%
2009	21.051	24	465	0.00%	1.60%	29.43%
2008	16.264	25	400	6.01%	1.60%	(45.53%)
2007	29.857	25	737	5.67%	1.60%	(7.05%)
2006	32.120	25	804	2.28%	1.60%	40.34%
Spinnaker Choice
2010	16.560	500	8,280	5.16%	1.55%	15.71%
2009	14.312	570	8,162	0.00%	1.55%	29.50%
2008	11.052	871	9,628	6.02%	1.55%	(45.50%)
2007	20.278	820	16,600	5.53%	1.55%	(7.00%)
2006	21.805	1,050	22,886	0.61%	1.55%	40.41%
Spinnaker Choice with GMDB
2010	16.341	178	2,909	5.11%	1.75%	15.48%
2009	14.151	177	2,503	0.00%	1.75%	29.24%
2008	10.949	180	1,964	5.35%	1.75%	(45.61%)
2007	20.130	214	4,298	4.53%	1.75%	(7.19%)
2006	21.689	354	7,681	1.31%	1.75%	40.14%
Invesco International Growth I1
Spinnaker & Mainsail
2010	22.785	86,709	1,975,691	2.32%	1.40%	11.29%
2009	20.473	91,769	1,878,781	1.56%	1.40%	33.37%
2008	15.351	95,612	1,467,770	0.55%	1.40%	(41.21%)
2007	26.112	97,719	2,551,663	0.42%	1.40%	13.12%
2006	23.084	97,993	2,262,106	1.10%	1.40%	26.45%
Spinnaker Advisor
2010	22.698	8,652	196,390	2.18%	1.45%	11.24%
2009	20.404	11,496	234,572	1.52%	1.45%	33.29%
2008	15.308	13,964	213,766	0.46%	1.45%	(41.24%)
2007	26.051	20,921	545,027	0.38%	1.45%	13.06%
2006	23.042	23,997	552,941	1.15%	1.45%	26.40%
Spinnaker Choice
2010	16.976	2,758	46,836	2.35%	1.55%	11.13%
2009	15.276	2,877	43,963	1.58%	1.55%	33.16%
2008	11.472	3,031	34,785	0.57%	1.55%	(41.30%)
2007	19.543	3,019	59,010	0.42%	1.55%	12.95%
2006	17.303	3,145	54,415	1.22%	1.55%	26.27%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Invesco International Growth II1
Spinnaker & Mainsail
2010	$11.491	808,161	$9,286,514	1.90%	1.40%	11.05%
2009	10.348	718,970	7,439,940	1.53%	1.40%	33.04%
2008	7.778	608,320	4,731,707	0.58%	1.40%	(41.38%)
2007	13.268	363,701	4,825,454	0.66%	1.40%	12.85%
2006	11.757	96,051	1,129,294	1.80%	1.40%	17.57%
Spinnaker Advisor
2010	11.463	87,874	1,007,330	1.78%	1.45%	10.99%
2009	10.328	84,233	869,993	1.69%	1.45%	32.97%
2008	7.767	51,869	402,888	0.40%	1.45%	(41.41%)
2007	13.256	67,359	892,905	0.50%	1.45%	12.79%
2006	11.753	29,835	350,644	2.32%	1.45%	17.53%
Spinnaker with EEB
2010	11.408	266	2,995	1.83%	1.55%	10.88%
2009	10.289	266	2,693	1.55%	1.55%	32.83%
2008	7.746	187	1,437	0.61%	1.55%	(41.46%)
2007	13.232	106	1,386	0.52%	1.55%	12.68%
2006	11.743	40	463	2.56%	1.55%	17.43%
Spinnaker with GMDB
2010	11.381	469	5,338	1.40%	1.60%	10.82%
2009	10.270	700	7,186	1.55%	1.60%	32.77%
2008	7.735	527	4,068	0.61%	1.60%	(41.49%)
2007	13.220	275	3,633	0.42%	1.60%	12.62%
2006	11.739	126	1,479	1.33%	1.60%	17.39%
Spinnaker Choice
2010	11.408	6,586	75,144	1.87%	1.55%	10.88%
2009	10.289	6,666	68,597	1.40%	1.55%	32.83%
2008	7.746	7,231	56,012	0.25%	1.55%	(41.46%)
2007	13.232	47,577	629,534	0.51%	1.55%	12.68%
2006	11.743	29,566	347,198	4.25%	1.55%	17.43%
Spinnaker Choice with GMDB
2010	11.299	569	6,456	1.84%	1.75%	10.66%
2009	10.211	565	5,793	1.44%	1.75%	32.58%
2008	7.702	561	4,332	0.47%	1.75%	(41.58%)
2007	13.184	558	7,372	0.39%	1.75%	12.45%
2006	11.725	555	6,514	1.18%	1.75%	17.25%
Invesco Small Cap Equity II1
Spinnaker & Mainsail
2010	10.695	9,538	102,006	0.00%	1.40%	26.43%
2009	8.459	5,936	50,207	0.18%	1.40%	19.22%
2008	7.095	1,409	9,999	0.00%	1.40%	(29.05%)
Spinnaker Advisor
2010	10.680	1,554	16,588	0.00%	1.45%	26.36%
2009	8.452	2,574	21,750	0.16%	1.45%	19.16%
2008	7.093	1,999	14,185	0.00%	1.45%	(29.07%)
JP Morgan Insurance Trust International Equity I
Spinnaker & Mainsail
2010	17.846	366,320	6,538,384	0.24%	1.40%	5.67%
2009	16.888	392,727	6,633,450	1.55%	1.40%	39.32%
Spinnaker Advisor
2010	17.778	61,772	1,098,332	0.24%	1.45%	5.62%
2009	16.832	62,695	1,055,446	0.24%	1.45%	39.27%
Spinnaker with GMDB
2010	17.609	22	354	0.23%	1.60%	5.46%
2009	16.698	22	347	1.57%	1.60%	39.13%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan Insurance Trust International Equity I (Continued)
Spinnaker Choice
2010	$13.240	2,799	$37,072	0.25%	1.55%	5.51%
2009	12.549	3,129	39,281	1.37%	1.55%	39.18%
JP Morgan Insurance Trust Mid Cap Value I
Spinnaker & Mainsail
2010	18.435	276,981	5,106,767	1.18%	1.40%	21.74%
2009	15.143	286,908	4,345,146	0.00%	1.40%	28.94%
Spinnaker Advisor
2010	18.364	43,334	795,939	1.05%	1.45%	21.68%
2009	15.092	48,086	725,842	0.00%	1.45%	28.89%
Spinnaker with EEB
2010	18.251	249	4,526	1.17%	1.55%	21.56%
2009	15.014	249	3,725	0.00%	1.55%	28.80%
Spinnaker with GMDB
2010	18.190	58	1,042	0.94%	1.60%	21.49%
2009	14.972	122	1,800	0.00%	1.60%	28.76%
Spinnaker Choice
2010	14.247	5,010	71,383	1.21%	1.55%	21.55%
2009	11.721	3,727	43,695	0.00%	1.55%	28.81%
JP Morgan Insurance Trust U.S. Equity I
Spinnaker & Mainsail
2010	8.642	184,815	1,597,434	0.89%	1.40%	12.00%
2009	7.716	205,475	1,585,710	0.00%	1.40%	32.51%
Spinnaker Advisor
2010	8.348	200,848	1,677,038	0.92%	1.45%	11.93%
2009	7.458	226,270	1,687,713	0.00%	1.45%	32.48%
Mutual Shares Securities
Spinnaker & Mainsail
2010	12.752	579,325	7,387,738	1.58%	1.40%	9.65%
2009	11.630	614,281	7,144,093	1.95%	1.40%	24.29%
2008	9.357	607,390	5,683,171	3.05%	1.40%	(37.98%)
2007	15.087	593,186	8,949,714	1.40%	1.40%	2.03%
2006	14.787	512,957	7,585,022	1.34%	1.40%	16.75%
Spinnaker Advisor
2010	12.697	61,195	776,988	1.66%	1.45%	9.60%
2009	11.585	57,337	664,268	1.93%	1.45%	24.24%
2008	9.325	47,652	444,374	3.09%	1.45%	(38.02%)
2007	15.045	49,897	750,681	1.52%	1.45%	1.98%
2006	14.752	34,647	511,123	1.44%	1.45%	16.68%
Spinnaker with GMDB
2010	12.583	238	3,006	1.16%	1.60%	9.43%
2009	11.499	802	9,190	1.95%	1.60%	24.06%
2008	9.269	802	7,414	3.03%	1.60%	(38.11%)
2007	14.977	802	11,995	1.43%	1.60%	1.83%
2006	14.708	802	11,792	1.31%	1.60%	16.51%
Spinnaker Choice
2010	11.877	5,492	65,225	1.60%	1.55%	9.49%
2009	10.848	5,235	56,786	2.01%	1.55%	24.10%
2008	8.741	5,071	44,330	3.00%	1.55%	(38.08%)
2007	14.116	5,781	81,598	1.42%	1.55%	1.88%
2006	13.855	7,498	103,880	0.63%	1.55%	16.57%
Spinnaker Choice with GMDB
2010	11.720	564	6,592	1.59%	1.75%	9.27%
2009	10.726	564	6,032	1.94%	1.75%	23.87%
2008	8.659	564	4,873	3.03%	1.75%	(38.20%)
2007	14.012	564	7,889	1.42%	1.75%	1.67%
2006	13.782	564	7,768	1.31%	1.75%	16.33%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Mutual Shares Securities (Continued)
Passport Group Tier II
2010	$11.147	6,012	$67,012	1.04%	1.25%	9.81%
2009	10.151	-	-	0.00%	1.25%	1.51%
Neuberger Berman AMT Guardian Class S
Spinnaker & Mainsail
2010	9.763	6,848	66,895	0.34%	1.40%	17.29%
2009	8.324	5,719	47,606	1.05%	1.40%	27.71%
2008	6.518	5,076	33,086	1.06%	1.40%	(34.82%)
Spinnaker Advisor
2010	9.750	1,892	18,438	0.11%	1.45%	17.23%
2009	8.317	28	214	1.48%	1.45%	27.64%
2008	6.516	9	61	0.00%	1.45%	(34.84%)
Neuberger Berman AMT Mid Cap Growth Class S
Spinnaker & Mainsail
2010	10.199	47,005	479,387	0.00%	1.40%	26.96%
2009	8.033	43,714	351,142	0.00%	1.40%	29.52%
2008	6.202	23,828	147,785	0.00%	1.40%	(37.98%)
Spinnaker Advisor
2010	10.185	5,687	57,921	0.00%	1.45%	26.90%
2009	8.026	4,353	34,931	0.00%	1.45%	29.45%
2008	6.200	31	193	0.00%	1.45%	(38.00%)
Passport Group Tier II
2010	13.171	270	3,540	0.00%	1.25%	27.16%
2009	10.358	-	-	0.00%	1.25%	3.58%
Neuberger Berman AMT Regency Class S
Spinnaker & Mainsail
2010	9.955	3,431	34,174	0.52%	1.40%	24.24%
2009	8.013	2,069	16,575	1.11%	1.40%	44.12%
2008	5.560	-	-	0.00%	1.40%	(44.40%)
Spinnaker Advisor
2010	9.942	268	2,654	0.34%	1.45%	24.18%
2009	8.006	-	-	0.00%	1.45%	44.04%
2008	5.558	-	-	0.00%	1.45%	(38.00%)
Neuberger Berman Genesis Advisor[1]
Passport Group Tier II
2010	12.327	369	4,530	0.00%	1.25%	19.54%
2009	10.312	-	-	0.00%	1.25%	3.12%
PIMCO All Asset Portfolio Advisor
Spinnaker & Mainsail
2010	12.689	48,204	611,691	6.79%	1.40%	11.43%
2009	11.387	36,300	413,365	6.96%	1.40%	19.74%
2008	9.510	22,161	210,752	6.18%	1.40%	(17.08%)
2007	11.469	14,588	167,306	7.13%	1.40%	6.68%
2006	10.751	17,780	191,160	5.90%	1.40%	3.11%
Spinnaker Advisor
2010	12.653	12,843	162,500	8.65%	1.45%	11.37%
2009	11.361	3,128	35,535	7.08%	1.45%	19.68%
2008	9.493	2,876	27,295	6.15%	1.45%	(17.12%)
2007	11.454	2,459	28,162	7.26%	1.45%	6.63%
2006	10.742	5,239	56,279	5.29%	1.45%	3.06%
Spinnaker Choice
2010	12.582	10	116	6.31%	1.55%	11.27%
2009	11.308	11	116	6.35%	1.55%	19.56%
2008	9.458	11	103	5.70%	1.55%	(17.20%)
2007	11.423	12	132	1.56%	1.55%	6.51%
2006	10.724	1,451	15,555	6.95%	1.55%	7.24%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
PIMCO All Asset Portfolio Advisor (Continued)
Passport Group Tier II
2010	$11.134	75	$838	2.75%	1.25%	11.61%
2009	9.976	-	-	0.00%	1.25%	(0.24%)
PIMCO Commodity Fund Admin
Spinnaker & Mainsail
2010	12.075	296,982	3,585,988	15.34%	1.40%	22.80%
2009	9.833	298,984	2,939,992	6.14%	1.40%	39.55%
2008	7.046	239,853	1,689,955	4.66%	1.40%	(44.57%)
2007	12.712	192,212	2,443,409	4.80%	1.40%	21.52%
2006	10.461	145,969	1,526,963	5.22%	1.40%	(4.44%)
Spinnaker Advisor
2010	12.040	53,628	645,693	15.34%	1.45%	22.73%
2009	9.810	57,481	563,905	6.40%	1.45%	39.49%
2008	7.033	42,197	296,764	4.27%	1.45%	(44.60%)
2007	12.695	51,262	650,775	4.52%	1.45%	21.46%
2006	10.452	59,485	621,744	5.16%	1.45%	(4.50%)
Spinnaker with EEB
2010	11.972	217	2,582	15.30%	1.55%	22.61%
2009	9.764	217	2,103	6.41%	1.55%	39.35%
2008	7.007	150	1,044	4.90%	1.55%	(44.66%)
2007	12.661	93	1,169	5.33%	1.55%	21.33%
2006	10.435	32	329	14.46%	1.55%	4.35%
Spinnaker Choice
2010	11.972	7,539	90,216	15.09%	1.55%	22.61%
2009	9.764	8,781	85,709	5.55%	1.55%	39.35%
2008	7.007	14,916	104,492	6.22%	1.55%	(44.66%)
2007	12.661	3,202	40,543	4.63%	1.55%	21.33%
2006	10.435	2,441	25,473	4.03%	1.55%	4.58%
Spinnaker Choice with GMDB
2010	11.837	238	2,829	15.39%	1.75%	22.37%
2009	9.673	244	2,380	5.84%	1.75%	39.06%
2008	6.956	257	1,791	4.26%	1.75%	(44.76%)
2007	12.593	360	4,541	5.15%	1.75%	21.09%
2006	10.400	346	3,598	4.51%	1.75%	4.77%
PIMCO Total Return Portfolio Advisor[1]
Passport Group Tier II
2010	10.636	23,254	247,329	1.84%	1.25%	6.67%
2009	9.971	-	-	0.00%	1.25%	(0.29%)
Pioneer Bond VCT Class I
Spinnaker & Mainsail
2010	33.709	117,620	3,960,930	4.95%	1.40%	7.72%
2009	31.294	132,369	4,139,523	5.58%	1.40%	15.99%
2008	26.980	153,308	4,135,066	5.29%	1.40%	(2.02%)
2007	27.535	187,451	5,160,148	4.97%	1.40%	5.08%
2006	26.205	217,260	5,692,739	5.21%	1.40%	3.25%
Spinnaker Advisor
2010	16.488	55,739	917,894	4.95%	1.45%	7.67%
2009	15.314	70,179	1,073,878	5.57%	1.45%	15.94%
2008	13.209	81,374	1,074,537	5.29%	1.45%	(2.07%)
2007	13.488	97,167	1,310,213	4.97%	1.45%	5.02%
2006	12.843	118,254	1,518,553	5.19%	1.45%	3.20%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Emerging Markets VCT Class II
Spinnaker & Mainsail
2010	$21.358	163,437	$3,490,651	0.32%	1.40%	14.01%
2009	18.734	159,022	2,979,178	0.89%	1.40%	71.60%
2008	10.917	140,560	1,534,542	0.09%	1.40%	(58.89%)
2007	26.553	129,290	3,433,027	0.32%	1.40%	40.46%
2006	18.904	96,275	1,819,963	0.35%	1.40%	33.63%
Spinnaker Advisor
2010	21.293	70,341	1,497,796	0.34%	1.45%	13.95%
2009	18.687	38,750	724,121	0.86%	1.45%	71.52%
2008	10.895	29,956	326,374	0.08%	1.45%	(58.91%)
2007	26.512	27,484	728,642	0.34%	1.45%	40.39%
2006	18.884	16,505	311,684	0.27%	1.45%	33.56%
Spinnaker with GMDB
2010	21.099	397	8,346	0.34%	1.60%	13.77%
2009	18.545	682	12,626	0.88%	1.60%	71.27%
2008	10.828	682	7,370	0.09%	1.60%	(58.97%)
2007	26.390	682	17,944	0.34%	1.60%	40.18%
2006	18.826	661	12,438	0.40%	1.60%	88.26%
Spinnaker Choice
2010	21.164	2,507	53,065	0.31%	1.55%	13.83%
2009	18.592	2,510	46,668	0.88%	1.55%	71.34%
2008	10.851	3,406	36,963	0.09%	1.55%	(58.94%)
2007	26.430	15,356	405,879	0.61%	1.55%	40.25%
2006	18.845	22,694	427,676	0.05%	1.55%	88.45%
Pioneer Equity Income VCT Class II
Spinnaker & Mainsail
2010	11.496	403,502	4,638,610	2.10%	1.40%	17.57%
2009	9.778	344,220	3,365,682	3.12%	1.40%	12.31%
2008	8.706	271,283	2,361,796	2.62%	1.40%	(31.45%)
2007	12.700	242,577	3,080,684	2.41%	1.40%	(0.86%)
2006	12.810	147,363	1,887,770	1.64%	1.40%	20.43%
Spinnaker Advisor
2010	11.461	41,862	479,765	2.16%	1.45%	17.51%
2009	9.753	30,789	300,278	3.16%	1.45%	12.26%
2008	8.688	24,587	213,620	2.49%	1.45%	(31.48%)
2007	12.680	29,081	368,751	2.22%	1.45%	(0.91%)
2006	12.797	30,516	390,508	3.42%	1.45%	20.37%
Spinnaker with GMDB
2010	11.357	69	709	2.06%	1.60%	17.34%
2009	9.679	65	592	3.11%	1.60%	12.09%
2008	8.635	62	515	2.65%	1.60%	(31.59%)
2007	12.622	57	717	2.54%	1.60%	(1.06%)
2006	12.757	26	337	3.50%	1.60%	27.57%
Spinnaker Choice
2010	11.391	4,392	50,034	2.07%	1.55%	17.40%
2009	9.703	4,676	45,366	3.10%	1.55%	12.13%
2008	8.653	5,335	46,157	2.49%	1.55%	(31.55%)
2007	12.641	3,009	38,021	2.68%	1.55%	(1.01%)
Pioneer Fund VCT Class I
Spinnaker & Mainsail
2010	55.504	745,640	41,387,389	1.37%	1.40%	14.42%
2009	48.511	845,050	40,995,646	1.81%	1.40%	23.46%
2008	39.293	963,940	37,877,452	1.82%	1.40%	(35.18%)
2007	60.622	1,130,394	68,527,840	1.20%	1.40%	3.52%
2006	58.560	1,341,636	78,567,204	1.33%	1.40%	15.02%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Fund VCT Class I (Continued)
Spinnaker Advisor
2010	$8.707	45,247	$393,997	1.38%	1.45%	14.36%
2009	7.614	47,186	359,294	1.83%	1.45%	23.40%
2008	6.170	57,815	356,755	1.83%	1.45%	(35.22%)
2007	9.524	66,706	635,356	1.16%	1.45%	3.47%
2006	9.205	100,061	921,084	1.34%	1.45%	14.96%
Pioneer Growth Opportunities VCT Class I
Spinnaker & Mainsail
2010	50.943	812,286	41,381,227	0.00%	1.40%	18.55%
2009	42.971	921,763	39,610,528	0.00%	1.40%	42.55%
2008	30.144	1,023,845	30,863,857	0.00%	1.40%	(36.39%)
2007	47.389	1,210,224	57,351,857	0.00%	1.40%	(5.20%)
2006	49.990	1,473,487	73,660,152	0.00%	1.40%	4.13%
Spinnaker Advisor
2010	11.951	101,138	1,208,771	0.00%	1.45%	18.49%
2009	10.086	109,326	1,102,721	0.00%	1.45%	42.48%
2008	7.079	135,150	956,754	0.00%	1.45%	(36.42%)
2007	11.134	172,763	1,923,600	0.00%	1.45%	(5.25%)
2006	11.751	221,561	2,603,634	0.00%	1.45%	4.08%
Pioneer High Yield VCT Class II
Spinnaker & Mainsail
2010	13.104	120,210	1,573,788	5.28%	1.40%	16.05%
2009	11.292	104,662	1,180,820	7.70%	1.40%	58.04%
2008	7.145	93,574	669,051	8.30%	1.40%	(36.61%)
2007	11.272	71,285	803,380	5.10%	1.40%	4.13%
2006	10.825	19,265	208,522	5.39%	1.40%	6.74%
Spinnaker Advisor
2010	13.065	22,630	295,474	5.29%	1.45%	15.99%
2009	11.264	18,223	205,140	6.81%	1.45%	57.98%
2008	7.130	7,559	53,970	8.06%	1.45%	(36.65%)
2007	11.255	9,127	102,719	5.15%	1.45%	4.08%
2006	10.814	5,171	55,918	5.40%	1.45%	6.70%
Spinnaker with GMDB
2010	12.946	492	6,356	5.13%	1.60%	15.82%
2009	11.178	-	-	11.32%	1.60%	57.73%
2008	7.087	19	137	8.22%	1.60%	(36.74%)
2007	11.203	20	220	0.46%	1.60%	3.92%
Spinnaker Choice
2010	12.985	9,428	122,167	5.30%	1.55%	15.87%
2009	11.207	10,755	120,307	8.13%	1.55%	57.82%
2008	7.101	144,013	1,022,461	7.79%	1.55%	(36.71%)
2007	11.220	3,758	42,149	5.16%	1.55%	3.97%
2006	10.791	1,353	14,592	5.56%	1.55%	7.91%
Pioneer Mid Cap Value VCT Class I
Spinnaker & Mainsail
2010	24.983	353,698	8,837,064	1.03%	1.40%	16.57%
2009	21.431	399,310	8,557,915	1.55%	1.40%	23.84%
2008	17.306	454,540	7,866,348	1.14%	1.40%	(34.50%)
2007	26.423	538,761	14,236,103	0.77%	1.40%	4.11%
2006	25.381	633,805	16,086,897	1.02%	1.40%	11.03%
Spinnaker Advisor
2010	9.896	29,988	296,794	1.03%	1.45%	16.52%
2009	8.493	32,975	280,079	1.63%	1.45%	23.77%
2008	6.862	37,307	256,013	1.11%	1.45%	(34.54%)
2007	10.483	46,660	489,130	0.76%	1.45%	4.06%
2006	10.074	50,785	511,625	1.02%	1.45%	10.97%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Money Market VCT Class I
Spinnaker & Mainsail
2010	$18.327	152,830	$2,799,908	0.02%	1.40%	(1.37%)
2009	18.581	156,354	2,904,163	0.18%	1.40%	(1.22%)
2008	18.811	175,076	3,292,332	2.38%	1.40%	0.96%
2007	18.633	207,966	3,873,948	4.71%	1.40%	3.38%
2006	18.025	249,012	4,488,253	4.37%	1.40%	3.05%
Spinnaker Advisor
2010	10.825	52,232	565,085	0.02%	1.45%	(1.41%)
2009	10.980	60,188	660,549	0.17%	1.45%	(1.28%)
2008	11.122	62,166	691,032	2.37%	1.45%	0.91%
2007	11.022	67,370	742,230	4.73%	1.45%	3.32%
2006	10.667	137,671	1,468,556	4.47%	1.45%	2.99%
Pioneer Real Estate VCT Class II
Spinnaker & Mainsail
2010	9.681	281,497	2,725,170	2.46%	1.40%	26.75%
2009	7.638	282,324	2,156,337	4.54%	1.40%	29.72%
2008	5.888	213,271	1,255,660	4.18%	1.40%	(39.20%)
2007	9.685	158,789	1,537,852	2.90%	1.40%	(20.23%)
2006	12.141	61,478	746,397	2.45%	1.40%	21.41%
Spinnaker Advisor
2010	9.658	66,536	642,632	2.40%	1.45%	26.68%
2009	7.624	70,934	540,781	4.51%	1.45%	29.66%
2008	5.880	62,604	368,094	4.10%	1.45%	(39.24%)
2007	9.677	47,621	460,824	2.66%	1.45%	(20.27%)
2006	12.137	21,226	257,617	2.20%	1.45%	21.37%
Spinnaker with EEB
2010	9.613	267	2,559	2.44%	1.55%	26.55%
2009	7.596	267	2,007	4.56%	1.55%	29.54%
2008	5.864	170	988	4.42%	1.55%	(39.30%)
2007	9.661	88	847	3.04%	1.55%	(20.35%)
2006	12.129	30	363	2.65%	1.55%	21.29%
Spinnaker with GMDB
2010	9.591	-	-	0.00%	1.60%	26.50%
2009	7.582	77	555	4.44%	1.60%	29.47%
2008	5.856	77	446	4.03%	1.60%	(39.33%)
2007	9.652	77	738	2.58%	1.60%	(20.40%)
Spinnaker Choice
2010	9.613	5,785	55,608	2.49%	1.55%	26.55%
2009	7.596	5,322	40,419	4.52%	1.55%	29.54%
2008	5.864	5,516	32,344	4.55%	1.55%	(39.30%)
2007	9.661	3,698	35,718	2.29%	1.55%	(20.35%)
2006	12.129	8,742	106,025	2.57%	1.55%	21.29%
Pioneer Strategic Income VCT Class II
Spinnaker & Mainsail
2010	13.687	375,694	5,141,205	5.31%	1.40%	9.85%
2009	12.460	276,227	3,441,768	7.88%	1.40%	27.48%
2008	9.774	198,836	1,944,023	6.80%	1.40%	(12.95%)
2007	11.228	130,537	1,465,496	5.19%	1.40%	4.69%
2006	10.725	38,174	409,361	5.24%	1.40%	4.77%
Spinnaker Advisor
2010	13.646	71,312	972,862	5.33%	1.45%	9.80%
2009	12.428	58,058	721,522	7.98%	1.45%	27.41%
2008	9.754	48,933	477,426	6.91%	1.45%	(13.00%)
2007	11.211	31,512	353,217	5.15%	1.45%	4.64%
2006	10.713	13,211	141,523	5.16%	1.45%	4.71%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Strategic Income VCT Class II (Continued)
Spinnaker Choice
2010	$13.563	4,767	$64,551	5.32%	1.55%	9.69%
2009	12.365	3,633	44,843	7.85%	1.55%	27.28%
2008	9.715	2,499	24,246	6.80%	1.55%	(13.08%)
2007	11.177	3,723	41,594	5.24%	1.55%	4.54%
2006	10.691	627	6,705	5.24%	1.55%	4.61%
Templeton Developing Markets II
Spinnaker & Mainsail
2010	24.668	214,821	5,298,926	1.59%	1.40%	15.95%
2009	21.274	223,664	4,758,030	3.97%	1.40%	70.19%
2008	12.500	219,489	2,743,459	2.74%	1.40%	(53.36%)
2007	26.803	222,156	5,954,562	2.23%	1.40%	26.98%
2006	21.107	206,618	4,361,163	1.11%	1.40%	26.31%
Spinnaker Advisor
2010	25.500	29,182	744,161	1.55%	1.45%	15.89%
2009	22.003	32,728	720,107	4.31%	1.45%	70.12%
2008	12.934	33,949	439,116	2.35%	1.45%	(53.39%)
2007	27.749	59,929	1,662,974	2.24%	1.45%	26.92%
2006	21.863	69,301	1,515,144	1.11%	1.45%	26.25%
Spinnaker with GMDB
2010	24.341	275	6,675	1.58%	1.60%	15.72%
2009	21.034	-	-	0.00%	1.60%	69.85%
2008	12.384	-	-	0.00%	1.60%	(53.46%)
2007	26.607	-	-	0.00%	1.60%	26.73%
2006	20.995	-	-	0.00%	1.60%	26.06%
Spinnaker Choice
2010	22.342	912	20,373	1.81%	1.55%	15.78%
2009	19.297	1,229	23,712	6.40%	1.55%	69.94%
2008	11.355	2,271	25,794	2.50%	1.55%	(53.44%)
2007	24.386	11,472	279,748	1.51%	1.55%	26.79%
2006	19.233	17,149	329,815	0.91%	1.55%	26.13%
Spinnaker Choice with GMDB
2010	22.046	121	2,686	1.64%	1.75%	15.55%
2009	19.080	128	2,448	4.81%	1.75%	69.60%
2008	11.250	161	1,811	2.63%	1.75%	(53.53%)
2007	24.208	124	3,014	0.00%	1.75%	26.54%
Passport Group Tier II
2010	11.710	206	2,402	0.99%	1.25%	16.12%
2009	10.084	-	-	0.00%	1.25%	0.84%
Templeton Global Bond Securities II
Spinnaker & Mainsail
2010	16.514	466,424	7,702,538	1.40%	1.40%	12.85%
2009	14.633	356,507	5,216,618	13.77%	1.40%	17.04%
2008	12.503	280,417	3,506,054	3.43%	1.40%	4.73%
2007	11.938	132,745	1,584,750	2.13%	1.40%	9.45%
2006	10.907	45,542	496,738	3.00%	1.40%	11.21%
Spinnaker Advisor
2010	16.467	76,633	1,261,919	1.47%	1.45%	12.80%
2009	14.598	57,500	839,397	13.57%	1.45%	16.97%
2008	12.480	36,287	452,866	3.80%	1.45%	4.68%
2007	11.922	53,948	643,175	2.52%	1.45%	9.39%
2006	10.898	23,753	258,863	1.82%	1.45%	11.15%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Global Bond Securities II (Continued)
Spinnaker Choice
2010	$16.374	7,031	$115,099	1.51%	1.55%	12.69%
2009	14.530	5,756	83,609	14.56%	1.55%	16.86%
2008	12.434	6,173	76,734	3.96%	1.55%	4.58%
2007	11.890	5,105	60,706	2.61%	1.55%	9.28%
2006	10.880	2,145	23,339	0.00%	1.55%	8.80%
Spinnaker Choice with GMDB
2010	16.189	284	4,601	1.43%	1.75%	12.46%
2009	14.395	285	4,095	14.37%	1.75%	16.62%
2008	12.343	286	3,520	3.63%	1.75%	4.36%
2007	11.827	284	3,361	2.79%	1.75%	9.07%
2006	10.844	286	3,096	4.66%	1.75%	8.44%
Passport Group Tier II
2010	11.221	464	5,196	0.89%	1.25%	13.02%
2009	9.928	-	-	0.00%	1.25%	(0.72%)
Templeton Growth Securities II
Spinnaker & Mainsail
2010	12.002	487,278	5,846,960	1.37%	1.40%	5.90%
2009	11.333	491,961	5,574,153	3.17%	1.40%	29.28%
2008	8.766	467,717	4,099,122	1.77%	1.40%	(43.13%)
2007	15.413	449,320	6,925,660	1.32%	1.40%	0.91%
2006	15.273	408,888	6,245,212	1.32%	1.40%	20.12%
Spinnaker Advisor
2010	11.950	29,643	354,232	1.34%	1.45%	5.85%
2009	11.290	31,517	355,816	3.20%	1.45%	29.22%
2008	8.737	34,135	298,231	1.80%	1.45%	(43.16%)
2007	15.370	35,308	542,691	1.51%	1.45%	0.87%
2006	15.238	28,349	431,989	1.28%	1.45%	20.06%
Spinnaker with GMDB
2010	11.843	96	1,123	0.69%	1.60%	5.69%
2009	11.205	659	7,384	3.14%	1.60%	29.02%
2008	8.685	659	5,721	1.78%	1.60%	(43.24%)
2007	15.301	659	10,081	1.31%	1.60%	0.72%
2006	15.192	659	10,019	1.34%	1.60%	19.88%
Spinnaker Choice
2010	11.269	2,855	32,172	1.36%	1.55%	5.74%
2009	10.657	2,882	30,704	2.92%	1.55%	29.08%
2008	8.256	4,176	34,470	1.78%	1.55%	(43.21%)
2007	14.538	4,415	64,185	1.13%	1.55%	0.77%
2006	14.427	5,869	84,673	1.36%	1.55%	19.94%
Spinnaker Choice with GMDB
2010	11.120	558	6,196	1.36%	1.75%	5.53%
2009	10.537	558	5,877	3.15%	1.75%	28.83%
2008	8.179	558	4,566	1.78%	1.75%	(43.32%)
2007	14.431	558	8,058	1.32%	1.75%	0.56%
2006	14	558	8,012	1.34%	1.75%	19.70%
Vanguard Balanced
Focus Tier I
2010	10.160	27,413	278,504	2.95%	1.35%	9.53%
2009	9.276	26,972	250,185	3.91%	1.35%	21.25%
2008	7.650	23,163	177,188	3.10%	1.35%	(23.61%)
2007	10.014	16,968	169,919	0.00%	1.35%	0.14%

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Balanced (Continued)
Focus Tier II
2010	$10.178	3,061	$31,146	3.01%	1.30%	9.58%
2009	9.288	3,006	27,917	1.59%	1.30%	21.32%
2008	7.656	774	5,924	0.00%	1.30%	(23.57%)
2007	10.017	-	-	0.00%	1.30%	0.17%
Focus Tier III
2010	10.214	13,951	142,502	2.04%	1.20%	9.69%
2009	9.312	8,215	76,492	4.42%	1.20%	21.44%
2008	7.668	8,215	62,991	3.42%	1.20%	(23.50%)
2007	10.023	8,215	82,337	0.00%	1.20%	0.23%
Focus Tier I with GMDB
2010	10.123	790	7,968	1.66%	1.45%	9.41%
2009	9.252	327	3,009	4.42%	1.45%	21.13%
2008	7.638	332	2,532	0.00%	1.45%	(23.69%)
2007	10.009	-	-	0.00%	1.45%	0.09%
Focus Tier II with GMDB
2010	10.141	20,211	204,968	3.38%	1.40%	9.47%
2009	9.264	38,110	353,038	4.53%	1.40%	21.19%
2008	7.644	39,579	302,530	0.00%	1.40%	(23.64%)
2007	10.011	-	-	0.00%	1.40%	0.11%
Focus Tier V with GMDB
2010	10.251	-	-	3.68%	1.10%	9.80%
2009	9.336	8,360	78,042	0.00%	1.10%	21.56%
2008	7.680	-	-	0.00%	1.10%	(23.42%)
2007	10.029	-	-	0.00%	1.10%	0.29%
Passport Group Tier II
2010	10.918	3,464	37,821	0.00%	1.50%	9.37%
2009	9.983	-	-	0.00%	1.50%	(0.17%)
Vanguard High Yield Bond
Focus Tier I
2010	11.342	18,595	210,895	7.17%	1.35%	10.60%
2009	10.255	23,216	238,062	7.51%	1.35%	36.99%
2008	7.486	19,577	146,543	5.52%	1.35%	(22.99%)
2007	9.721	4,863	47,272	0.00%	1.35%	(2.79%)
Focus Tier II
2010	11.362	38,140	433,347	5.45%	1.30%	10.65%
2009	10.268	21,049	216,127	8.01%	1.30%	37.05%
2008	7.492	24,989	187,204	4.32%	1.30%	(22.95%)
2007	9.724	2,847	27,685	0.00%	1.30%	(2.76%)
Focus Tier III
2010	11.403	22,080	251,776	8.17%	1.20%	10.77%
2009	10.294	14,260	146,791	7.05%	1.20%	37.20%
2008	7.503	4,078	30,598	0.00%	1.20%	(22.89%)
2007	9.730	-	-	0.00%	1.20%	(2.70%)
Focus Tier I with GMDB
2010	11.301	3,317	37,480	8.10%	1.45%	10.49%
2009	10.228	5,032	51,467	6.07%	1.45%	36.85%
2008	7.474	2,274	16,999	4.89%	1.45%	(23.08%)
2007	9.716	-	-	0.00%	1.45%	(2.84%)
Focus Tier II with GMDB
2010	11.321	5,583	63,212	5.53%	1.40%	10.55%
2009	10.241	2,865	29,339	9.53%	1.40%	36.91%
2008	7.480	4,538	33,940	6.53%	1.40%	(23.04%)
2007	9.719	1,532	14,886	0.00%	1.40%	(2.81%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard High Yield Bond (Continued)
Focus Tier V with GMDB
2010	$11.444	-	$-	8.44%	1.10%	10.88%
2009	10.321	15,018	154,998	8.19%	1.10%	37.34%
2008	7.515	17,452	131,158	8.15%	1.10%	(22.80%)
2007	9.735	17,452	169,905	0.00%	1.10%	(2.65%)
Passport Group Tier II
2010	11.273	210	2,367	6.48%	1.50%	10.43%
2009	10.208	-	-	0.00%	1.50%	2.08%
Vanguard International
Focus Tier I
2010	9.013	48,314	435,446	1.62%	1.35%	14.18%
2009	7.894	45,640	360,285	3.48%	1.35%	40.86%
2008	5.604	39,019	218,655	1.20%	1.35%	(45.66%)
2007	10.312	7,003	72,217	0.00%	1.35%	3.12%
Focus Tier II
2010	9.029	74,820	675,552	1.63%	1.30%	14.23%
2009	7.904	52,809	417,419	3.54%	1.30%	40.94%
2008	5.608	30,468	170,873	1.54%	1.30%	(45.63%)
2007	10.315	4,174	43,055	0.00%	1.30%	3.15%
Focus Tier III
2010	9.061	35,498	321,660	1.48%	1.20%	14.33%
2009	7.925	27,006	214,012	3.20%	1.20%	41.09%
2008	5.617	10,424	58,551	0.00%	1.20%	(45.58%)
2007	10.321	-	-	0.00%	1.20%	3.21%
Focus Tier IV
2010	9.094	18,946	172,296	0.00%	1.10%	14.46%
2009	7.945	-	-	0.00%	1.10%	41.22%
2008	5.626	-	-	0.00%	1.10%	(45.52%)
2007	10.327	-	-	0.00%	1.10%	3.27%
Focus Tier I with GMDB
2010	8.981	8,934	80,229	1.18%	1.45%	14.06%
2009	7.874	6,626	52,170	3.36%	1.45%	40.73%
2008	5.595	4,745	26,546	0.63%	1.45%	(45.71%)
2007	10.306	-	-	0.00%	1.45%	3.06%
Focus Tier II with GMDB
2010	8.997	11,490	103,375	1.29%	1.40%	14.12%
2009	7.884	6,365	50,184	2.85%	1.40%	40.81%
2008	5.599	3,215	17,998	2.05%	1.40%	(45.69%)
2007	10.309	931	9,597	0.00%	1.40%	3.09%
Focus Tier V with GMDB
2010	9.094	-	-	2.00%	1.10%	14.46%
2009	7.945	20,206	160,542	3.04%	1.10%	41.22%
2008	5.626	10,926	61,465	2.56%	1.10%	(45.52%)
2007	10.327	10,926	112,827	0.00%	1.10%	3.27%
Passport Group Tier II
2010	11.296	2,664	30,091	0.00%	1.50%	14.00%
2009	9.909	-	-	0.00%	1.50%	(0.91%)
Vanguard Mid-Cap Index
Focus Tier I
2010	9.078	67,998	617,267	0.99%	1.35%	23.70%
2009	7.339	77,366	567,792	1.54%	1.35%	38.50%
2008	5.299	63,131	334,555	1.14%	1.35%	(42.60%)
2007	9.232	12,299	113,544	0.00%	1.35%	(7.68%)
Focus Tier II
2010	9.094	90,571	823,648	0.91%	1.30%	23.74%
2009	7.349	80,542	591,867	1.63%	1.30%	38.56%
2008	5.304	68,527	363,435	0.75%	1.30%	(42.57%)
2007	9.235	6,845	63,211	0.00%	1.30%	(7.65%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Mid-Cap Index (Continued)
Focus Tier III
2010	$9.127	48,420	$441,902	0.86%	1.20%	23.87%
2009	7.368	46,850	345,172	1.66%	1.20%	38.70%
2008	5.312	25,233	134,039	1.40%	1.20%	(42.51%)
2007	9.240	8,639	79,822	0.00%	1.20%	(7.60%)
Focus Tier IV
2010	9.159	5,103	46,744	0.00%	1.10%	23.99%
2009	7.387	-	-	0.00%	1.10%	38.85%
2008	5.320	-	-	0.00%	1.10%	(42.46%)
2007	9.245	-	-	0.00%	1.10%	(7.55%)
Focus Tier I with GMDB
2010	9.045	17,371	157,127	0.85%	1.45%	23.57%
2009	7.320	17,624	129,012	1.49%	1.45%	38.35%
2008	5.291	10,567	55,910	0.67%	1.45%	(42.66%)
2007	9.227	-	-	0.00%	1.45%	(7.73%)
Focus Tier II with GMDB
2010	9.061	12,754	115,575	0.77%	1.40%	23.62%
2009	7.330	6,107	44,769	2.05%	1.40%	38.43%
2008	5.295	10,048	53,206	1.41%	1.40%	(42.63%)
2007	9.229	3,660	33,777	0.00%	1.40%	(7.71%)
Focus Tier V with GMDB
2010	9.159	-	-	1.19%	1.10%	23.99%
2009	7.387	-	-	2.42%	1.10%	38.85%
2008	5.320	43,299	230,365	1.63%	1.10%	(42.46%)
2007	9.245	43,299	400,314	0.00%	1.10%	(7.55%)
Passport Group Tier II
2010	12.828	17	210	0.00%	1.50%	23.51%
2009	10.386	-	-	0.00%	1.50%	3.86%
Vanguard REIT Index
Focus Tier I
2010	7.970	19,609	156,273	2.87%	1.35%	26.53%
2009	6.299	23,412	147,456	4.70%	1.35%	27.41%
2008	4.944	19,669	97,233	1.76%	1.35%	(38.08%)
2007	7.985	1,910	15,246	0.00%	1.35%	(20.15%)
Focus Tier II
2010	7.984	37,016	295,534	2.69%	1.30%	26.59%
2009	6.307	28,953	182,595	4.81%	1.30%	27.49%
2008	4.947	23,542	116,471	1.54%	1.30%	(38.07%)
2007	7.988	1,834	14,649	0.00%	1.30%	(20.12%)
Focus Tier III
2010	8.013	23,432	187,751	2.04%	1.20%	26.73%
2009	6.323	11,509	72,770	4.74%	1.20%	27.61%
2008	4.955	6,085	30,152	0.00%	1.20%	(38.00%)
2007	7.992	-	-	0.00%	1.20%	(20.08%)
Focus Tier IV
2010	8.041	4,893	39,349	0.00%	1.10%	26.85%
2009	6.339	-	-	0.00%	1.10%	27.73%
2008	4.963	-	-	0.00%	1.10%	(37.94%)
2007	7.997	-	-	0.00%	1.10%	(20.03%)
Focus Tier I with GMDB
2010	7.941	5,950	47,258	1.24%	1.45%	26.41%
2009	6.282	2,444	15,361	5.04%	1.45%	27.27%
2008	4.936	1,640	8,096	2.15%	1.45%	(38.15%)
2007	7.981	-	-	0.00%	1.45%	(20.19%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard REIT Index (Continued)
Focus Tier II with GMDB
2010	$7.956	5,160	$41,051	2.76%	1.40%	26.49%
2009	6.290	3,979	25,028	2.77%	1.40%	27.33%
2008	4.940	1,806	8,921	3.70%	1.40%	(38.12%)
2007	7.983	955	7,624	0.00%	1.40%	(20.17%)
Passport Group Tier II
2010	12.884	430	5,535	0.00%	1.50%	26.34%
2009	10.198	-	-	0.00%	1.50%	1.98%
Vanguard Total Bond Market Index
Focus Tier I
2010	11.967	65,454	783,260	3.70%	1.35%	5.08%
2009	11.389	64,371	733,116	3.75%	1.35%	4.52%
2008	10.896	49,981	544,614	2.91%	1.35%	3.81%
2007	10.496	9,735	102,165	0.00%	1.35%	4.96%
Focus Tier II
2010	11.988	99,207	1,189,306	3.55%	1.30%	5.12%
2009	11.404	94,180	1,074,000	4.32%	1.30%	4.58%
2008	10.905	102,355	1,116,182	2.03%	1.30%	3.87%
2007	10.499	10,830	113,697	0.00%	1.30%	4.99%
Focus Tier III
2010	12.031	84,167	1,012,629	3.64%	1.20%	5.23%
2009	11.433	48,193	551,001	3.76%	1.20%	4.68%
2008	10.922	36,900	403,037	2.39%	1.20%	3.97%
2007	10.505	8,168	85,802	0.00%	1.20%	5.05%
Focus Tier IV
2010	12.074	28,452	343,537	0.00%	1.10%	5.33%
2009	11.463	-	-	0.00%	1.10%	4.79%
2008	10.939	-	-	0.00%	1.10%	4.07%
2007	10.511	-	-	0.00%	1.10%	5.11%
Focus Tier I with GMDB
2010	11.924	13,690	163,237	3.45%	1.45%	4.96%
2009	11.360	18,865	214,301	3.82%	1.45%	4.42%
2008	10.879	9,310	101,295	2.00%	1.45%	3.71%
2007	10.490	-	-	0.00%	1.45%	4.90%
Focus Tier II with GMDB
2010	11.945	43,020	513,901	3.36%	1.40%	5.02%
2009	11.374	25,879	294,369	2.95%	1.40%	4.46%
2008	10.888	11,745	127,882	3.95%	1.40%	3.76%
2007	10.493	5,244	55,021	0.00%	1.40%	4.93%
Focus Tier V with GMDB
2010	12.074	-	-	0.00%	1.10%	5.33%
2009	11.463	96,229	1,103,028	3.74%	1.10%	4.79%
2008	10.939	60,397	660,709	4.29%	1.10%	4.07%
2007	10.511	60,397	634,821	0.00%	1.10%	5.11%
Passport Group Tier II
2010	10.392	366	3,799	0.00%	1.50%	4.92%
2009	9.905	-	-	0.00%	1.50%	(0.95%)
Vanguard Total Stock Market Index
Focus Tier I
2010	8.581	100,950	866,288	1.93%	1.35%	15.54%
2009	7.427	99,987	742,620	1.79%	1.35%	26.52%
2008	5.870	82,661	485,189	0.93%	1.35%	(38.12%)
2007	9.486	13,969	132,518	0.00%	1.35%	(5.14%)

Symetra Separate Account C

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard Total Stock Market Index (Continued)
Focus Tier II
2010	$8.597	175,535	$1,509,032	1.87%	1.30%	15.60%
2009	7.437	141,114	1,049,429	1.88%	1.30%	26.61%
2008	5.874	111,431	654,576	0.79%	1.30%	(38.10%)
2007	9.489	13,314	126,342	0.00%	1.30%	(5.11%)
Focus Tier III
2010	8.628	83,049	716,514	1.77%	1.20%	15.72%
2009	7.456	61,256	456,727	1.86%	1.20%	26.72%
2008	5.884	34,461	202,754	1.06%	1.20%	(38.02%)
2007	9.494	8,399	79,748	0.00%	1.20%	(5.06%)
Focus Tier IV
2010	8.658	23,374	202,388	0.00%	1.10%	15.83%
2009	7.475	-	-	0.00%	1.10%	26.85%
2008	5.893	-	-	0.00%	1.10%	(37.97%)
2007	9.500	-	-	0.00%	1.10%	(5.00%)
Focus Tier I with GMDB
2010	8.551	21,991	188,034	1.76%	1.45%	15.43%
2009	7.408	24,688	182,888	1.70%	1.45%	26.42%
2008	5.860	12,235	71,704	0.62%	1.45%	(38.19%)
2007	9.481	-	-	0.00%	1.45%	(5.19%)
Focus Tier II with GMDB
2010	8.566	37,913	324,758	1.68%	1.40%	15.48%
2009	7.418	20,976	155,587	1.68%	1.40%	26.48%
2008	5.865	11,676	68,478	1.37%	1.40%	(38.16%)
2007	9.484	4,414	41,862	0.00%	1.40%	(5.16%)
Focus Tier V with GMDB
2010	8.658	-	-	2.37%	1.10%	15.83%
2009	7.475	-	-	2.71%	1.10%	26.85%
2008	5.893	52,408	308,830	1.53%	1.10%	(37.97%)
2007	9.500	52,408	497,869	0.00%	1.10%	(5.00%)
Passport Group Tier II
2010	11.696	4,499	52,615	0.00%	1.50%	15.37%
2009	10.138	-	-	0.00%	1.50%	1.38%
Wanger USA
Spinnaker & Mainsail
2010	46.795	6,743	315,562	0.00%	1.40%	21.64%
2009	38.470	8,453	325,191	0.00%	1.40%	40.25%
2008	27.430	10,298	282,484	0.00%	1.40%	(40.52%)
2007	46.120	11,198	516,406	0.00%	1.40%	3.92%
2006	44.382	11,987	531,993	0.24%	1.40%	6.38%

  1  Reference Note 1 for current year name changes, reorganizations and commencement dates.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges and asset related administration charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Separate Account C

Notes to Financial Statements

7.  SUBSEQUENT EVENTS

Effective March 1, 2011, the Passport product is no longer available for new sales. Current participants may continue to make additional purchases into currently funded sub-accounts, but once the entire balance of each sub-account has been redeemed, it will no longer be available for subsequent purchases.

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2010 and 2009

and Each of the Three Years in the Period Ended

December 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Department.

As described in Note 1 to the financial statements, the Company changed its method of accounting for deferred income taxes, loan-backed and structured securities, and variable annuities in 2009.

/s/ Ernst & Young LLP
Seattle, Washington
April 22, 2011

1

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	As of December 31,
	2010	2009
Admitted assets
Cash and invested assets:
Bonds	$15,660,498,408	$14,480,111,022
Preferred stocks	98,215,712	63,178,945
Common stocks:
Affiliated	83,160,665	76,998,356
Nonaffiliated	186,057,286	149,905,772
Mortgage loans	1,642,010,304	1,177,741,609
Real estate	1,670,000	—
Contract loans	71,271,669	73,649,137
Cash and short-term investments	168,314,076	51,800,983
Limited partnerships and other invested assets	147,781,249	84,552,891
Surplus notes	34,961,285	34,988,317
Receivables for securities	3,121,570	8,564,332
Options	1,801,897	1,776,506

Total cash and invested assets	18,098,864,121	16,203,267,870
Investment income, due and accrued	213,077,069	197,366,284
Uncollected premiums (net of loading of $(895,112) and $(862,568), respectively)	10,369,063	15,574,851
Deferred premiums (net of loading of $(24,765,883) and $(23,629,207), respectively)	51,215,698	49,426,271
Net deferred tax assets	73,214,479	81,083,639
Funds on deposit with reinsurance company	77,089,277	72,806,886
Reinsurance recoverables	3,704,514	3,069,994
Current federal income tax recoverable	2,429,464	17,991,178
Affiliated receivables	5,366,487	26,274,052
Other receivables	7,799,843	10,776,170
Separate account assets	4,649,235,838	4,121,446,909

Total admitted assets	$23,192,365,853	$20,799,084,104

2

	As of December 31,
	2010	2009
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$13,818,477,506	$12,263,550,219
Accident and health reserves	4,723,814	5,440,087
Policy and contract claims	111,728,112	114,040,050
Liability for deposit-type contracts	2,194,031,859	2,308,888,857
Unearned premiums and annuity considerations	2,299,376	2,090,469

Total policy and contract liabilities	16,131,260,667	14,694,009,682
Commissions and agents’ balances, due and accrued	7,081,187	3,235,013
General expenses and taxes, due and accrued	40,734,373	33,772,024
Transfers from separate accounts	(5,726,051)	(6,792,261)
Unearned investment income	1,579,831	1,645,923
Limited partnership liabilities	56,288,538	35,064,439
Secured benefit accounts liabilities	71,301,385	42,571,297
Other liabilities	44,491,908	73,511,575
Asset valuation reserve	182,926,909	119,046,098
Interest maintenance reserve	230,733,774	240,227,503
Affiliated payables	14,076,758	24,187,364
Payables for securities	23,342,154	1,723,433
Separate account liabilities	4,641,969,520	4,121,446,909

Total liabilities	21,440,060,953	19,383,648,999
Commitments and contingencies (Note 14)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued and outstanding	5,000,000	5,000,000
Gross paid-in and contributed surplus	635,439,895	422,175,394
Special surplus funds	40,053,051	38,662,583
Unassigned funds	1,071,811,954	949,597,128

Total capital and surplus	1,752,304,900	1,415,435,105

Total liabilities and capital and surplus	$23,192,365,853	$20,799,084,104

See accompanying notes.

3

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2010	2009	2008
Premiums and other revenues:
Premiums and annuity considerations	$3,012,240,434	$2,827,927,556	$2,275,145,032
Net investment income	1,005,823,232	947,509,167	842,865,956
Amortization of interest maintenance reserve	22,434,578	19,827,540	20,076,298
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	8,875,252	9,859,586	13,017,801
Other income	66,157,897	59,423,717	63,474,709

Total premiums and other revenues	4,115,531,393	3,864,547,566	3,214,579,796
Benefits:
Death benefits	88,196,259	89,733,669	86,203,940
Annuity benefits	300,912,374	292,545,460	281,167,396
Surrender and maturity benefits	818,217,170	817,581,684	839,814,104
Accident and health and other benefits	401,949,438	434,436,285	452,183,808
Increase in policy reserves	1,539,841,277	1,684,145,304	1,085,684,195

Total benefits	3,149,116,518	3,318,442,402	2,745,053,443
Insurance expenses and other deductions:
Commissions	148,745,793	165,905,628	140,172,047
General insurance expenses	206,025,230	201,440,567	204,667,853
Net transfers to separate accounts	358,791,602	18,545,122	10,512,944

Total insurance expenses and other deductions	713,562,625	385,891,317	355,352,844

Gain from operations before dividends to policyholders, federal income taxes and net realized capital gains (losses)	252,852,250	160,213,847	114,173,509
Dividends to policyholders	4,301	5,164	4,090

Gain from operations before federal income taxes and net realized capital gains (losses)	252,847,949	160,208,683	114,169,419
Federal income tax expense	58,882,802	30,741,842	14,949,198

Gain from operations before net realized capital gains (losses)	193,965,147	129,466,841	99,220,221
Net realized capital gains (losses) (net of federal income taxes and transfer to interest maintenance reserve)	507,412	(86,414,574)	(62,512,058)

Net income	$194,472,559	$43,052,267	$36,708,163

See accompanying notes.

4

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2008	$5,000,000	$270,107,129	$—	$949,891,053	$1,224,998,182
Net income	—	—	—	36,708,163	36,708,163
Change in net unrealized capital losses	—	—	—	(73,649,729)	(73,649,729)
Change in net deferred income taxes	—	—	—	13,881,238	13,881,238
Change in nonadmitted assets	—	—	—	(35,504,894)	(35,504,894)
Change in liability for reinsurance in unauthorized companies	—	—	—	(46,632)	(46,632)
Change in asset valuation reserve	—	—	—	62,588,331	62,588,331
Capital contribution from Parent	—	50,000,000	—	—	50,000,000
Dividends to Parent	—	—	—	(100,000,000)	(100,000,000)

Balances as of December 31, 2008	5,000,000	320,107,129	—	853,867,530	1,178,974,659
Net income	—	—	—	43,052,267	43,052,267
Change in net unrealized capital gains	—	—	—	35,609,079	35,609,079
Change in net deferred income taxes	—	—	—	9,019,416	9,019,416
Change in nonadmitted assets	—	—	—	14,497,469	14,497,469
Change in liability for reinsurance in unauthorized companies	—	—	—	46,632	46,632
Change in asset valuation reserve	—	—	—	(6,313,244)	(6,313,244)
Change in special surplus funds	—	—	38,662,583	—	38,662,583
Cumulative effect of changes in accounting principles	—	—	—	(182,021)	(182,021)
Capital contribution from Parent	—	102,068,265	—	—	102,068,265

Balances as of December 31, 2009	5,000,000	422,175,394	38,662,583	949,597,128	1,415,435,105
Net income	—	—	—	194,472,559	194,472,559
Change in net unrealized capital gains	—	—	—	31,039,483	31,039,483
Change in net deferred income taxes	—	—	—	(8,887,661)	(8,887,661)
Change in nonadmitted assets	—	—	—	24,319,578	24,319,578
Change in surplus in separate accounts	—	—	—	(2,050,292)	(2,050,292)
Change in reserve on account of change in valuation basis	—	—	—	(10,628,440)	(10,628,440)
Change in asset valuation reserve	—	—	—	(61,316,190)	(61,316,190)
Change in special surplus funds	—	—	1,390,468	—	1,390,468
Correction of errors	—	—	—	(4,734,211)	(4,734,211)
Capital contribution from Parent	—	213,264,501	—	—	213,264,501
Dividends to Parent	—	—	—	(40,000,000)	(40,000,000)

Balances as of December 31, 2010	$5,000,000	$635,439,895	$40,053,051	$1,071,811,954	$1,752,304,900

See accompanying notes.

5

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2010	2009	2008
Operating activities
Premiums and annuity considerations collected	$3,017,246,218	$2,829,553,037	$2,275,935,816
Net investment income received	969,047,087	876,735,077	806,860,798
Other income	74,884,724	68,707,369	76,114,769

Total cash provided by operating activities	4,061,178,029	3,774,995,483	3,158,911,383
Benefits and loss-related payments	(1,611,193,572)	(1,644,125,329)	(1,635,093,046)
Transfers (to) from separate accounts	(367,042,001)	26,677,278	36,652,274
Commissions, other expenses and taxes paid	(333,686,883)	(356,129,406)	(341,897,448)
Dividends to policyholders	(4,702)	(5,148)	(5,130)
Federal income taxes paid	(45,624,291)	(5,268,304)	(41,827,942)

Total cash used in operating activities	(2,357,551,449)	(1,978,850,909)	(1,982,171,292)

Net cash provided by operating activities	1,703,626,580	1,796,144,574	1,176,740,091
Investing activities
Investments sold, matured or repaid:
Bonds	2,114,292,220	1,207,192,883	926,765,856
Stocks	55,722,680	34,311,504	35,659,580
Mortgage loans	75,204,406	73,384,865	79,459,133
Limited partnerships and other invested assets	249,019	—	22,721,841
Net losses on short-term investments	—	—	(18,439)

Total investments sold, matured or repaid	2,245,468,325	1,314,889,252	1,064,587,971
Cost of investments acquired:
Bonds	(3,280,049,308)	(2,859,674,111)	(1,548,277,835)
Stocks	(52,013,354)	(58,611,703)	(71,220,711)
Mortgage loans	(541,143,102)	(262,989,063)	(223,865,694)
Limited partnerships and other invested assets	(53,297,047)	(6,798,426)	(14,419,314)
Miscellaneous proceeds (applications), net	27,843,221	(21,036,206)	14,701,138

Total cost of investments acquired	(3,898,659,590)	(3,209,109,509)	(1,843,082,416)
Decrease in contract loans, net	2,377,468	1,313,580	1,967,213

Net cash used in investing activities	(1,650,813,797)	(1,892,906,677)	(776,527,232)

6

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2010	2009	2008
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(114,856,596)	$(110,392,880)	$(146,336,634)
Net transfers (to) from Parent, subsidiaries and affiliates	10,796,961	(16,211,318)	(6,025,617)
Capital contribution from Parent	210,700,000	—	120,319
Dividends to Parent	(40,000,000)	—	(100,000,000)
Other cash (used) provided	(2,940,055)	(22,744,771)	44,799,361

Net cash provided by (used in) financing activities	63,700,310	(149,348,969)	(207,442,571)

Net increase (decrease) in cash and short-term investments	116,513,093	(246,111,072)	192,770,288
Cash and short-term investments, beginning of year	51,800,983	297,912,055	105,141,767

Cash and short-term investments, end of year	$168,314,076	$51,800,983	$297,912,055

Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds – exchanges	$65,824,821	$207,917,444	$38,566,650
Stocks – exchanges	13,425,727	6,721,094	5,659,380
Bonds and stocks – bonds converted to stocks	40,766,270	5,604,665	1,043,438
Bond interest converted to principal	35,164,514	32,698,772	29,345,926
Mortgage loans – refinances	21,300,046	1,477,716	11,969,423
Investments in limited partnerships	21,224,100	5,553,884	3,913,568
Share-based compensation and other – capital contribution from Parent	2,564,501	—	—
Mortgage loans and real estate – mortgage converted to real estate	1,670,000	—	—
Stocks and other invested assets – warrants converted to stock	743,682	—	—
Stocks – spin-offs	26,274	77,930	949,849
Stocks – other	5,966	—
Bonds – capital contribution from Parent	—	101,984,661	49,729,250
Bonds – net transfer from general account to separate account	—	44,554,459	43,103,189
Bond interest transferred from general account to separate account	—	546,924	497,720
Stocks – preferred stock converted to common stock	—	305,758	—
Bonds – bonds converted to warrants	—	253,771	—
Fixed assets – capital contribution from Parent	—	83,604	—
Noncash litigation settlement	—	5,078	195,840
Bonds and stocks – from Parent in exchange for other invested assets	—	—	79,031,953
Bond interest contributed from Parent	—	—	150,431

See accompanying notes.

7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2010

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Washington. The Company offers group and individual insurance products and retirement products, including annuities marketed through benefits consultants, financial institutions and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as a percentage of 2010 premium include fixed deferred annuities (58.5%), bank owned life insurance (BOLI) (15.2%), medical stop-loss insurance (12.5%), single premium immediate annuities (5.1%) and individual life insurance (4.1%). One financial institution accounted for 12.3% and 30.1% of total sales for the years ended December 31, 2010 and 2009, respectively. Three financial institutions accounted for 56.1% of total sales for the year ended December 31, 2008. The Company has two wholly-owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York.

The Company is a wholly-owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. On January 27, 2010, the Parent completed the initial public offering (IPO) of its common stock. See Note 15 for additional ownership information.

Subsequent events have been considered through April 22, 2011, the date the financial statements were available to be issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the State of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

Under Washington State Insurance code RCW 48.13.240(3), a mutual fund is classified as a miscellaneous investment and an investment in a single entity’s mutual fund is limited to no more than 1% of an insurer’s admitted assets. The Company, with the explicit permission of the Department, is permitted to invest up to 4% of its assets in a single entity’s mutual funds, as well

8

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

as an unlimited amount of its assets in mutual funds listed on the NAIC’s most recent Mutual Funds List as U.S. Direct Obligations/Full Faith and Credit Exempt. As of December 31, 2010 and 2009, the Company held $207,341,737 or 0.89% and $94,870,630 or 0.46%, respectively, of admitted assets in a single entity’s mutual fund. The Company has no other permitted practices.

The preparation of financial statements in conformity with statutory accounting principles (SAP) requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant estimates include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the liabilities for policy and contract claims; and the admissibility of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ from those estimates.

Certain reclassifications have been made to prior year financial information to conform to the current period presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized as revenue and considered earned when due, while amounts received for universal life policies and annuity contracts are credited to policyholder account balances and reflected as liabilities rather than premium income when received.

9

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company estimates accrued retrospective premiums for two group health insurance policies in accordance with the terms of each contract and records it as an adjustment to earned premium. For the years ended December 31, 2010, 2009 and 2008, the amount of net premiums written by the Company that are subject to retrospective rating features was $389,355, or 0.09%, $2,936,392, or 0.71% and $256,293, or 0.06%, respectively, of the total net premiums written on the Company’s group health business.

The Company does not use managing general agents. Direct premiums written through third-party administrators totaled $34,387,211, $35,797,810 and $36,711,833 for the years ended December 31, 2010, 2009 and 2008, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred.

Under GAAP, the Company defers certain costs, principally commissions, distribution costs and other underwriting costs, that vary with and are primarily related to the production of business limited to the lesser of the acquisition costs contained in the Company’s product pricing assumptions or actual costs incurred. Acquisition costs for deferred annuity contracts and universal life insurance policies are amortized over the lives of the contracts or policies in proportion to the estimated future gross profits of each of these product lines. The Company amortizes acquisition costs for immediate annuities using a constant yield approach. Acquisition costs for traditional individual life insurance policies are amortized over the premium paying period of the related policies, using assumptions consistent with those used in computing policy benefit liabilities. The Company amortizes acquisition costs for group medical stop-loss policies over the policy period of one year.

Under GAAP, sales inducements offered on certain deferred annuity contracts are amortized into interest credited using the same methodology and assumptions used to amortize deferred acquisition costs (DAC).

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds, in or near default, reported values are the lower of amortized cost or fair value.

10

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are reported at amortized cost using the retrospective methodology consistently applied by type of security, except for those in or near default, which are reported at the lower of amortized cost or fair value. The retrospective methodology changes both the yield and the asset balance so that the expected future cash flows produce a return on the investment equal to the return now expected over the life of the investment as measured from the date of acquisition.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

Perpetual preferred stocks that have characteristics of equity securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are recorded directly to unassigned funds, net of related deferred income taxes.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, the Company classifies its investments in fixed-maturities (bonds, surplus notes and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) as available-for-sale and carries them at fair value with unrealized gains (losses) recorded directly to accumulated other comprehensive income (loss) (AOCI), net of related DAC and deferred income taxes.

Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, as described in Part 5, section 2(ciB1) of the SVO Practices and Procedures Manual. Changes in the carrying value of subsidiaries are recorded directly to unassigned funds. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

11

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company determines the carrying value of common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method as described in Part 5, section 2(ciA1) of the SVO Practices and Procedures Manual.

The Company reports interest and dividends earned in net investment income. Interest income for bonds is recognized using the effective yield method. When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid. For loan-backed and structured securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, the Company compares actual prepayments to anticipated prepayments and recalculates the effective yield to reflect actual payments to date plus anticipated future payments. The Company includes any resulting adjustment in net investment income.

Investments are considered to be impaired when a decline in fair value below a security’s amortized cost is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Criteria includes the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

GAAP requires other-than-temporary write downs for all debt securities that the Company intends to sell or for debt securities the Company determines it will more likely than not be required to sell before recovery of its amortized cost basis. For these securities, the write down is the difference between the Company’s book value (amortized cost) and the fair value. If a security is determined to be other-than-temporarily impaired due to credit losses, but is not intended to be sold, the amount of the impairment (i.e. the difference between book and fair value) is separated into the amount due to credit losses and the amount due to other factors (such as market interest rates or liquidity). The portion due to credit losses based on recovery value is recorded in earnings as a realized loss, and the remainder is recorded in other comprehensive income. Common stocks are recorded at fair value with the impact of changes in fair value recorded in net realized investment gains (losses). Therefore OTTI is not recorded for common stocks.

12

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company carries mortgage loans on real estate at outstanding principal balances. The maximum percentage of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, is 75%. The maximum actual percentage of any one loan to value was 74.7% and 65.6% for loans funded during the years ended December 31, 2010 and 2009, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized investment loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset. Loan origination fees and costs are recorded in income upon receipt.

Under GAAP, mortgage loans are carried at outstanding principal balances, adjusted for unamortized deferred fees and costs, net of an allowance for loan losses. Loan origination fees and costs are deferred and amortized over the life of the loan.

The Company’s real estate investment which was acquired through foreclosure, is carried at cost.

Contract loans are carried at unpaid principal balance. Contract loans are secured and are not granted for amounts in excess of the accumulated cash surrender value of the policy or contract.

Cash and short-term investments consist of demand bank deposits and other short-term highly liquid investments with maturities of one year or less at the time of purchase, and are carried at cost or amortized cost, which approximates fair value. Under GAAP, cash and cash equivalents consist of demand bank deposits and short-term highly liquid investments with maturities of three months or less at the time of purchase and are reported at cost.

13

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments in limited partnerships consist of investments in limited partnerships that operate affordable housing projects and state tax credit funds (collectively “tax credit investments”) and are carried at amortized cost. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in net investment income. A liability is recorded for future equity contributions at the present value of the future contributions, which are considered unconditional and legally binding. Under GAAP, the annual amortization of tax credit investments is based on the proportion of tax credits received in the current year to total estimated tax credits allocated overall.

Net realized capital gains (losses) are determined on a specific-identification basis. A portion of net realized capital gains (losses) are transferred to the Interest Maintenance Reserve (IMR). See IMR discussion below for a further description.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds. Nonadmitted assets are comprised principally of certain receivables for securities, certain DTAs, fixed assets, software, certain accounts and notes receivable and intangible assets from acquisitions. Under GAAP, such assets are included in the balance sheets.

Reinsurance

The Company utilizes reinsurance agreements to manage its exposure to potential losses. The Company reinsures all or a portion of its risk to reinsurers for certain types of directly written business. In addition, the Company reinsures through pools to cover catastrophic losses. The Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts. Under GAAP, future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets.

14

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Benefit Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, the reserves required by the Department, subject to a minimum equal to the guaranteed policy cash values.

Tabular interest, tabular less actual reserve released and tabular cost have been determined by formula. In the determination of tabular interest on funds not involving life contingencies, for each valuation rate of interest, the tabular interest is calculated as the change in reserves minus premiums plus benefits. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

15

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns and historical experience. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and BOLI products equals the net amount at risk, which is the face amount of the policy, less the account value.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

Interest Maintenance Reserve

IMR defers after-tax realized capital gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of bonds. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses in five-year bands. Under GAAP, realized investment gains (losses) are reported in the consolidated statements of income in the period in which the assets are sold and no such reserve is recorded.

16

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Federal Income Taxes

The Company is a member of a group filing a consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by the Company’s Board of Directors. The allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of utilization by the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility under Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes, gross DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted following the standards of this SSAP. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is more likely than not that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized. Changes in deferred taxes are reported in the consolidated statements of income.

Loss/Claim Adjustment Expense

The liability balance for unpaid accident and health loss/claim adjustment expense as of December 31, 2010 and 2009 was $989,000 and $982,000, respectively. The Company incurred $2,431,524 and paid $2,424,524 of loss/claim adjustment expense in the current year, of which $600,401 was attributable to insured or covered events of prior years. For the year ended, December 31, 2009, $2,637,837 of loss/claim adjustment expense was incurred and $2,883,837 was paid, of which $724,460 was attributable to insured or covered events of prior years. The Company did not take into account estimated subrogation in its determination of the liability for unpaid claims or losses.

17

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity, variable life and variable universal life policyholders. The assets of these separate accounts consist of mutual funds and are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

The Company also administers separate accounts for BOLI policyholders. The assets of these accounts include bonds, surplus notes and mortgage loans. Bonds and surplus notes are held at amortized cost and mortgage loans are held at outstanding principal loan balance. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The majority of these assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth, sixth or eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its individual variable annuity contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets and liabilities reported on the balance sheets consist of the fair value of the mutual funds invested on behalf of the Company’s variable annuity and variable life policyholders. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue. BOLI assets are not considered separate account assets and liabilities under GAAP as the Company directs the investment activity and retains the investment risk.

18

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

A reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP, is as follows:

	Net Income Year Ended December 31,
	2010	2009	2008
Statutory-basis amounts	$194,472,559	$43,052,267	$36,708,163
Add (deduct) adjustments:
Investments	3,274,553	(1,540,055)	(147,841,558)
Reserves	(25,601,075)	7,809,855	59,128,716
Policy acquisition costs	63,697,052	86,362,285	78,686,020
Federal income taxes	(30,342,954)	(22,274,160)	9,035,456
Intangible assets and goodwill	5,585,284	5,585,284	5,585,284
Other, net	(4,400,351)	12,377,309	6,400,410

	12,212,509	88,320,518	10,994,328

GAAP-basis amounts	$206,685,068	$131,372,785	$47,702,491

	Total Capital and Surplus As of December 31,
	2010	2009	2008
Statutory-basis amounts	$1,752,304,900	$1,415,435,105	$1,178,974,659
Add (deduct) adjustments:
Investments	1,433,016,983	696,658,992	(696,920,850)
Reserves	(800,232,854)	(820,875,060)	(958,256,498)
Policy acquisition costs	242,977,474	240,745,202	238,977,087
Federal income taxes	(144,543,797)	81,196,345	565,890,353
Intangible assets and goodwill	(6,047,153)	(11,632,437)	(17,217,721)
Nonadmitted assets and other, net	107,519,292	120,503,101	160,548,506

	832,689,945	306,596,143	(706,979,123)

GAAP-basis amounts	$2,584,994,845	$1,722,031,248	$471,995,536

19

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Accounting Changes and Correction of Errors

During 2010, the Company discovered an error in the calculation and reporting of reserves on three of its life insurance products. The no lapse endorsement related to certain universal life products was calculated as a 20-year benefit instead of a lifetime benefit which understated reserves by $4,653,742. In a separate matter, the extended term insurance contracts were reserved for as active, fixed premium universal life insurance policies which overstated the reserves by $912,447. The Company made a correction to increase life and annuity reserves by $3,741,295 and recorded a decrease in surplus of $3,501,960, net of taxes.

During 2010, the Company discovered an error in the reporting of limited partnership investments in affordable housing projects. Annual amortization of the investment, which is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company over the life of the investment, was recorded as a change in net unrealized capital gains (losses), net of tax, in the statements of changes in capital and surplus. SSAP No. 93, Accounting for Low Income Housing Tax Credit Property Investments, states that amortization shall be recognized in the income statement as an offset to federal taxes. In the prior year, net investment income and net income were overstated and change in net unrealized capital gains (losses) less capital gains tax was understated by $10,947,234. Additionally, the Company’s AVR was understated by $2,564,621. The Company made a correction to increase the AVR reserve and recorded a decrease in surplus of $2,564,621.

During 2010, the Company discovered an error relating to three types of income annuity policies that were incorrectly classified as deposit-type annuities instead of life-contingent annuities. These policies do not have regular life-contingent benefit streams but have an implicit life-contingent benefit – return of premium guarantee, which is paid if the annuitant dies before the policy benefit payments begin. The Company reclassified $6,250,634 from liability for deposit-type contracts to life and annuity reserves with a corresponding reclassification between accident and health and other benefits and increase in policy reserves.

During 2010, the Company discovered errors in prior years’ reporting of surplus from the separate account statement included in unassigned funds and the reporting of net gain from operations in the separate account. Accumulated surplus relating to the Company’s fixed BOLI product in the separate account statement was recorded as part of separate account liabilities and the net gain from operations for the year ended December 31, 2009 was recorded as transfers from separate accounts, net.

20

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

During 2010, the Company made a correction to increase separate account liabilities and recorded a decrease in surplus of $2,050,292.

During 2010, the Company discovered an error in the reporting of mortgage loan origination fees. Mortgage loan origination fees were recorded as a deferred liability and amortized to investment income over the life of the loan. SSAP No. 37, Mortgage Loans, states that nonrefundable fees other than points shall be recorded in income upon receipt. During 2010, the Company recorded a correction to remove the deferred liability as of December 31, 2009 and recorded an increase in surplus of $1,332,370, net of the tax.

New Accounting Pronouncements

The Company adopted SSAP No. 100, Fair Value Measurements, as of December 31, 2010. This SSAP defines fair value, establishes a framework for measuring fair value and establishes fair value disclosure requirements. The adoption did not have an impact on the Company’s assets, liabilities, income or surplus but did require additional disclosures. See Note 4 – Fair Value Disclosures for further information.

The Company adopted SSAP No. 10R, Income Taxes, as of December 31, 2009. This SSAP substantively revised SSAP No. 10, Income Taxes, to allow the admission of adjusted gross deferred tax assets (DTAs) expected to be realized within three years of the balance sheet date, an increase from the prior recovery period of one year. In addition, SSAP No. 10R increased the limit for admissibility from the prior 10% of adjusted capital and surplus to 15% for qualifying companies. Upon adoption, the Company recorded an adjustment of $38,662,583 as an increase to special surplus funds. See Note 10 – Income Taxes for further information.

The Company adopted Actuarial Guideline XLIII, CARVM for Variable Annuities (AG XLIII), as of December 31, 2009. This Guideline replaced Actuarial Guideline XXXIV, Variable Annuity Minimum Guaranteed Death Benefit Reserves, and Actuarial Guideline XXXIX, Reserves for Variable Annuities with Guaranteed Living Benefits. This Guideline establishes a principles based approach for determining reserves for variable annuities. The reserves established as of December 31, 2009 under AG XLIII were $4,088,554 higher than the reserves that would have been held for the same period under the prior guidelines. The impact of adopting AG XLIII was reflected in the 2009 statement of income.

21

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company adopted SSAP No. 43R, Loan-backed and Structured Securities (SSAP No. 43R) as of September 30, 2009. This SSAP substantively revised SSAP No. 43 and superseded SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This SSAP revised valuation and impairment requirements to be based on the present value of cash flows expected to be collected for securities which the Company has the intent and ability to hold, but does not expect to recover the entire amortized cost basis, and requires impaired securities that the Company intends to sell to be recorded at fair value. The cumulative effect on adoption was $182,021, net of taxes.

In accordance with the changes adopted by the NAIC’s Hybrid Risk-Based Capital (RBC) Working Group, the Company changed its categorization of hybrid securities as of January 1, 2009. Under the new guidance, hybrid securities, also referred to as trust preferred securities and capital securities, were previously reported as preferred stocks and their NAIC designation was reduced by one in the calculation of the AVR. Under the new guidance, hybrid securities are accounted for under SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, which requires that securities are reported at amortized cost except for those with a NAIC designation of class 6, which are reported at lower of amortized cost or fair value. This resulted in a release of unrealized loss recorded as of December 31, 2008, which had a positive impact of $20,405,419 to surplus in 2009. The impact is reflected net of tax in the change in net unrealized capital gains (losses) in the statement of changes in capital and surplus.

Accounting Pronouncements Not Yet Adopted

In October 2010, the NAIC issued SSAP No. 35R, Guaranty Funds and Other Assessments. This SSAP expands guidance on recognition of assets from premium tax offsets to match recognition guidance of related accrued liabilities for assessments. Additionally, estimated premium tax recoverable assets are limited to in-force policies and do not include expected renewals on short-term contracts. The revisions to the original SSAP are effective for the reporting period beginning January 1, 2011. The Company does not expect the adoption to have a material impact on the Company’s balance sheets, statements of income or statements of changes in capital and surplus.

22

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments

The book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in bonds are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2010:
U.S. government and agencies	$22,211,981	$3,178,662	$—	$25,390,643
Foreign governments and agencies	14,141,538	2,614,301	—	16,755,839
States, territories and possessions	5,410,000	407,323	—	5,817,323
Political subdivisions	211,563,895	11,048,206	(3,418,992)	219,193,109
Special revenue and assessments	201,049,547	9,621,586	(4,512,782)	206,158,351
Industrial and miscellaneous	10,816,782,924	903,804,296	(94,922,863)	11,625,664,357
Hybrid securities	475,274,627	9,390,177	(28,390,691)	456,274,113
Mortgage-backed/asset-backed securities	3,914,063,896	245,736,271	(50,518,241)	4,109,281,926

Total bonds	$15,660,498,408	$1,185,800,822	$(181,763,569)	$16,664,535,661

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2009:
U.S. government and agencies	$24,551,768	$2,657,309	$(92,667)	$27,116,410
Foreign governments and agencies	17,422,769	2,579,654	—	20,002,423
States, territories and possessions	5,410,000	68,206	(27,498)	5,450,708
Political subdivisions	234,181,376	5,194,824	(8,520,782)	230,855,418
Special revenue and assessments	241,943,917	6,745,434	(12,072,804)	236,616,547
Industrial and miscellaneous	9,680,672,649	605,145,677	(177,805,277)	10,108,013,049
Hybrid securities	547,488,553	4,925,256	(94,212,518)	458,201,291
Mortgage-backed/asset-backed securities	3,728,439,990	136,921,180	(140,792,128)	3,724,569,042

Total bonds	$14,480,111,022	$764,237,540	$(433,523,674)	$14,810,824,888

23

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables summarize gross unrealized losses and fair values of the Company’s bonds, aggregated by investment category, and present separately those securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2010:
Political subdivisions	$26,937,636	$(343,673)	9	$32,598,006	$(3,075,319)	11
Special revenue and assessments	20,265,662	(333,585)	5	46,335,204	(4,179,197)	9
Industrial and miscellaneous	1,500,759,207	(53,445,059)	160	341,531,906	(41,477,804)	64
Hybrid securities	60,028,255	(2,092,147)	7	277,225,776	(26,298,544)	21
Mortgage-backed/asset-backed securities	289,749,685	(8,044,152)	37	294,289,287	(42,474,089)	42

Total bonds	$1,897,740,445	$(64,258,616)	218	$991,980,179	$(117,504,953)	147

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Bonds as of December 31, 2009:
U.S. government and agencies	$2,172,000	$(92,667)	1	$—	$—	—
States, territories and possessions	—	—	—	572,502	(27,498)	1
Political subdivisions	32,156,115	(910,929)	8	57,022,960	(7,609,853)	20
Special revenue and assessments	3,978,249	(13,146)	2	111,533,870	(12,059,658)	20
Industrial and miscellaneous	941,848,520	(25,723,825)	125	1,317,196,742	(152,081,452)	202
Hybrid securities	38,255,046	(974,540)	3	392,046,244	(93,237,978)	33
Mortgage-backed/asset-backed securities	344,978,082	(7,497,667)	29	866,284,040	(133,294,461)	89

Total bonds	$1,363,388,012	$(35,212,774)	168	$2,744,656,358	$(398,310,900)	365

The Company reviewed all its investments with unrealized losses at the end of 2010 and 2009 in accordance with its impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, as unrealized losses were attributable to interest rate changes and the Company did not intend to sell these securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2010 and 2009, the Company had $63,782,120 and $284,552,135, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds. Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and sector-related credit spreads since the securities were acquired.

24

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

As of December 31, 2010 and 2009, the Company held below-investment-grade bonds, based on NAIC ratings, with fair values of $1,182,885,250 and $979,302,663, respectively, and book/adjusted carrying value of $1,194,912,908 and $1,051,507,986, respectively. These holdings amounted to 7.1% and 6.6% of the Company’s investments in bonds at fair value as of December 31, 2010 and 2009, respectively.

Industries that represented more than 10% of the total fair value of below-investment-grade bonds as of December 31, 2010, were financials at 28.40%, materials at 20.31% and consumer discretionary at 11.13%. As of December 31, 2009, the industries were financials at 27.35%, materials at 21.09% and utilities at 10.40%.

As of December 31, 2010 and 2009, the majority of the Company’s mortgage-backed securities were classified as prime. Based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, the Company classified $95,050,209 and $102,430,840 of mortgage-backed securities as Alt-A as of December 31, 2010 and 2009, respectively, as each has overall collateral credit quality between prime and subprime. These securities represented 2.62% and 2.82%, respectively, of the fair value of total mortgage-backed securities as of December 31, 2010 and 2009. Of the securities classified as Alt-A, 87.6% and 90.1% had a NAIC rating of 1, and 59.0% and 63.3% had Standard and Poor’s (S&P) equivalent credit rating of AAA, based on the highest credit agency rating, as of December 31, 2010 and 2009, respectively.

One security, with a fair value of approximately $73,191 as of December 31, 2009 was classified as subprime. This subprime mortgage-backed security was issued from a dedicated second-lien shelf, which the Company considers to be a subprime risk, regardless of credit score or other metrics. This subprime security had a NAIC rating of 1 and an S&P equivalent credit rating of AAA, based on the highest credit agency rating as of December 31, 2009. The Company had no securities classified as subprime and the Company does not own any securities from dedicated subprime shelves as of December 31, 2010.

The Company’s investments in asset-backed securities, which are included in mortgage-backed securities, had fair values of $479,621,808 and $93,109,812 as of December 31, 2010 and 2009, respectively.

25

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following table summarizes the book/adjusted carrying value and fair value of bonds as of December 31, 2010, by contractual years to maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$477,849,998	$485,084,149
Over one through five	2,678,375,530	2,857,300,810
Over five through ten	4,377,591,074	4,680,329,602
Over ten	4,212,617,910	4,532,539,174
Mortgage-backed/asset-backed securities	3,914,063,896	4,109,281,926

Total bonds	$15,660,498,408	$16,664,535,661

The book/adjusted carrying value of certain bonds and cash on deposit with state regulatory authorities was $5,652,252 and $5,640,026 as of December 31, 2010 and 2009, respectively.

The following table summarizes the book/adjusted carrying value, gross unrealized gains (losses) and fair value of investments in preferred stocks:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2010:
Industrial and miscellaneous	$98,215,712	$2,933,354	$(15,769,312)	$85,379,754

Total preferred stocks	$98,215,712	$2,933,354	$(15,769,312)	$85,379,754

Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Total preferred stocks	$63,178,945	$97,458	$(13,055,656)	$50,220,747

26

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following table summarizes the cost, gross unrealized gains (losses) and fair value of investments in common stocks:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2010:
Affiliated	$71,818,873	$11,346,996	$(5,204)	$83,160,665
Nonaffiliated	146,396,539	44,105,769	(4,445,022)	186,057,286

Total common stocks	$218,215,412	$55,452,765	$(4,450,226)	$269,217,951

Common stocks as of December 31, 2009:
Affiliated	$73,405,552	$3,657,305	$(64,501)	$76,998,356
Nonaffiliated	138,028,239	26,945,953	(15,068,420)	149,905,772

Total common stocks	$211,433,791	$30,603,258	$(15,132,921)	$226,904,128

The following tables summarize the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Preferred stocks as of December 31, 2010:
Industrial and miscellaneous	$30,802,275	$(8,871,486)	1	$34,395,666	$(6,897,826)	3

Total preferred stocks	$30,802,275	$(8,871,486)	1	$34,395,666	$(6,897,826)	3

Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$11,391,070	$(3,487,681)	3	$38,284,895	$(9,567,975)	3

Total preferred stocks	$11,391,070	$(3,487,681)	3	$38,284,895	$(9,567,975)	3

	Less Than 12 Months			12 Months or More
	Fair Value	Gross Unrealized Losses	# of Securities	Fair Value	Gross Unrealized Losses	# of Securities
Common stocks as of December 31, 2010:
Affiliated	$144,198	$(5,204)	1	$—	$—	—
Unaffiliated	9,269,847	(701,013)	32	9,559,312	(3,744,009)	17

Total common stocks	$9,414,045	$(706,217)	33	$9,559,312	$(3,744,009)	17

Common stocks as of December 31, 2009:
Affiliated	$831,358	$(4,704)	1	$315,456	$(59,797)	1
Unaffiliated	15,500,630	(1,854,134)	28	27,003,817	(13,214,286)	38

Total common stocks	$16,331,988	$(1,858,838)	29	$27,319,273	$(13,274,083)	39

27

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s review of investment securities for OTTI includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position (i.e., is underwater) and, for bonds, whether expected future cash flows indicate a credit loss exists.

While all securities are monitored for impairment, the Company’s experience indicates that securities for which the cost or amortized cost exceeds fair value by less than 20% do not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. If the estimated fair value has declined and remained below cost or amortized cost by 20% or more for at least six months, the Company further analyzes the decrease in fair value to determine whether it is an other-than-temporary decline. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•	The Company’s intent to sell the security or whether the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Based on the analysis, bonds and preferred stocks are considered other-than-temporarily impaired when the Company concludes it will be unable to collect all contractual amounts due or a decision has been made to sell the security prior to maturity at an amount below the carrying

28

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

value. Common stocks are considered other-than-temporarily impaired when the fair value has declined and remained below cost by 20% or more over a certain threshold for at least six months. For OTTI on preferred stocks, common stocks and bonds other than loan-backed and structured securities, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value.

Loan-backed and structured securities are considered other-than-temporarily impaired when the Company has concluded it does not have the intent and ability to retain the security for sufficient time to recover the amortized cost basis, it intends to sell the security prior to maturity at an amount below the carrying value or it does not expect to recover the entire amortized cost basis even if it has the intent and ability to hold. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, an impairment loss is recognized as a net realized capital loss within the statements of income equal to the entire difference between the security’s carrying value and its fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at estimated recovery value which is determined as the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the future cash flows the Company expects to recover;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios; Average cumulative collateral loss, vintage year and level of subordination;

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment;

•	Susceptibility to variability of prepayments; and

•	Susceptibility to reinvestment risk.

29

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

During 2010, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $33,013,290. The largest writedowns were from investments in the industrial industry totaling $14,258,205 or 43.2% and in the diversified financial services industry, totaling $9,085,085 or 27.5%. During 2009, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $116,702,605. The largest writedowns were from investments in the diversified financial services industry totaling $40,084,857, or 34.3%; in the consumer discretionary industry, totaling $27,948,224, or 23.9%; in the materials industry totaling $19,714,633, or 16.9%; and in the industrial industry totaling $12,876,979, or 11.0%. During 2008, the Company recorded OTTI charges on bonds, common stocks and preferred stocks totaling $72,045,245. The largest writedowns were from investments in the paper-related industry totaling $12,678,816, or 17.6%; in the diversified financial services industry totaling $8,371,816, or 11.6%; and in commercial printing industry totaling $7,792,727, or 10.8%.

OTTI charges due to the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, for loan-backed and structured securities are summarized by quarter as follows:

	Year Ended December 31, 2010
		OTTI Recognized
	Amortized Cost Basis Before OTTI			Book/Adjusted Carrying Value	Fair Value at Time of OTTI
Quarter Ended		Interest	Non-interest
March 31, 2010	$37,419,139	$—	$1,133,365	$36,285,774	$29,376,907
June 30, 2010	16,651,856	—	685,850	15,966,006	15,331,480
September 30, 2010	35,763,829	—	1,745,736	34,018,093	27,961,698
December 31, 2010	95,638,145	—	4,132,050	91,506,095	74,499,460

Total OTTI		$—	$7,697,001

	Year Ended December 31, 2009
		OTTI Recognized
	Amortized Cost Basis Before OTTI			Book/Adjusted Carrying Value	Fair Value at Time of OTTI
Quarter Ended		Interest	Non-interest
June 30, 2009	$46,620,902	$—	$280,033	$46,340,870	$44,135,512
September 30, 2009	103,041,880	—	8,247,951	94,793,929	66,392,879
December 31, 2009	56,763,131	—	4,770,567	51,992,564	45,864,239

Total OTTI		$—	$13,298,551

30

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company did not recognize any OTTI charges due to its intent to sell loan-backed or structured securities for the years ended December 31, 2010 or 2009.

Loan-backed and structured securities with a prior OTTI charge that are held by the Company as of December 31, 2010 are as follows:

CUSIP	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI	Financial Statement Date when reported
05952FAE3	$34,336,848	$390,549	$33,946,299	$33,946,299	9/30/2008
02149DAJ8	16,391,766	2,189,207	14,202,559	11,468,675	9/30/2009
05952FAE3	25,175,155	642,313	24,532,842	22,951,044	9/30/2009
12545CAD2	14,406,280	1,533,639	12,872,641	10,332,854	9/30/2009
12613YAB5	6,290,487	154,707	6,135,780	3,770,309	9/30/2009
126694W46	13,353,227	774,476	12,578,751	8,729,940	9/30/2009
126694W79	16,159,185	1,537,877	14,621,308	6,568,734	9/30/2009
126694X52	8,081,983	434,688	7,647,295	4,693,807	9/30/2009
395386APO	15,517,666	370,956	15,146,710	11,310,570	9/30/2009
46630UAC8	12,841,287	1,252,402	11,588,885	9,517,990	9/30/2009
02149DAJ8	13,715,616	640,244	13,075,372	10,559,854	12/31/2009
05952FAE3	19,698,937	2,526,144	17,172,793	18,832,928	12/31/2009
12667F6C4	9,322,882	174,129	9,148,753	4,396,129	12/31/2009
161630BX5	2,450,849	133,732	2,317,117	2,011,107	12/31/2009
9292272X3	2,304,086	111,445	2,192,641	1,738,159	12/31/2009
12545CAD2	12,938,969	340,870	12,598,099	10,581,541	3/31/2010
126694X52	7,623,858	123,289	7,500,569	5,056,077	3/31/2010
161630BX5	1,987,144	219,304	1,767,840	1,875,395	3/31/2010
32056FAAO	2,991,830	266,978	2,724,852	2,833,929	3/31/2010
362636AM4	11,877,338	182,924	11,694,414	9,029,965	3/31/2010
12545CAD2	12,654,824	436,663	12,218,161	11,349,095	6/30/2010
46630GBC8	3,997,032	249,187	3,747,845	3,982,384	6/30/2010
12545CAD2	12,306,175	335,035	11,971,140	11,659,160	9/30/2010
126694X52	7,492,014	130,411	7,361,603	5,714,983	9/30/2010
75902AAA6	15,965,640	1,280,290	14,685,350	10,587,555	9/30/2010
12613YAB5	10,592,041	594,896	9,997,145	7,568,924	12/31/2010
126694JT6	24,155,118	341,229	23,813,889	20,613,224	12/31/2010
126694W79	14,615,778	137,239	14,478,539	8,054,728	12/31/2010
16162YAE5	10,057,356	204,737	9,852,619	8,610,835	12/31/2010
74957EAR8	21,549,228	713,864	20,835,364	19,064,194	12/31/2010
75902AAA6	14,668,624	2,140,085	12,528,539	10,587,555	12/31/2010

Total		$20,563,509

31

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

As of December 31, 2010, financial institutions, U.S. federal government obligations, industrials and consumer staples industries represented 19.1%, 13.9%, 13.4% and 11.3%, respectively of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

As of December 31, 2009, financial institutions, U.S. federal government obligations, industrials and utilities industries represented 21.7%, 14.8%, 12.5% and 10.8%, respectively, of the Company’s investments in bonds, common stocks and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds, common stocks and preferred stocks as of December 31, 2010 or 2009.

The following table summarizes the Company’s net investment income:

	Year Ended December 31,
	2010	2009	2008
Income:
Bonds	$933,320,284	$880,694,383	$747,119,617
Preferred stocks	5,293,610	4,536,700	39,285,940
Common stocks	3,006,769	3,521,506	2,270,223
Mortgage loans	88,654,630	68,059,970	59,919,328
Contract loans	4,297,028	4,370,616	4,465,185
Cash and short-term investments	145,988	974,871	5,254,483
Other invested assets	(7,640,871)	2,563,938	1,911,326
Other interest income	75,523	1,455,776	894,906

Total investment income	1,027,152,961	966,177,760	861,121,008
Expenses:
Investment expenses	20,933,736	18,499,063	18,123,937
Investment taxes, licenses and fees, excluding federal income taxes	207,596	168,019	131,115
Interest expense	13,772	1,511	—
Other deductions	174,625	—	—

Total investment expenses	21,329,729	18,668,593	18,255,052

Net investment income	$1,005,823,232	$947,509,167	$842,865,956

There were five bonds with fair values of $5,336,159 and book/adjusted carrying values of $5,071,181 that did not produce income for the year ended December 31, 2010. There were no bonds that did not produce income for the years ended December 31, 2009 and 2008.

32

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following table summarizes the proceeds from sales and maturities of investments in bonds and the related capital gains (losses) on bonds and other invested assets:

	Year Ended December 31,
	2010	2009	2008
Bonds:
Proceeds from sales	$671,756,329	$282,274,692	$259,819,468
Proceeds from other than sales (1)	1,442,535,891	924,918,191	666,946,388

Total bonds	$2,114,292,220	$1,207,192,883	$926,765,856

Bonds:
Gross realized capital gains on sales	$37,038,774	$14,607,855	$31,057,934
Gross realized capital losses on sales	(6,730,429)	(9,427,009)	(3,473,764)

Net realized capital gains on sales	30,308,345	5,180,846	27,584,170
Other:
Net gains (losses) on dispositions other than sales (1)	11,117,893	(213,235)	(1,460,213)
Impairments	(26,219,858)	(90,591,628)	(70,664,672)

Total gains (losses) on bonds	15,206,380	(85,624,017)	(44,540,715)
Preferred stocks	—	—	(143,929)
Common stocks	10,929,494	4,174,538	1,365,112
Impairments – preferred and common stocks	(6,793,432)	(26,110,977)	(1,380,573)
Mortgage loans	—	(2,190,049)	—
Other invested assets	(3,716,399)	(982,735)	12,956,728
Options	(28,731)	2,266,839	(3,902,858)
Other	17,500	—	(18,439)

Realized capital gains (losses) before federal income taxes and transfer to IMR	15,614,812	(108,466,401)	(35,664,674)
Amount transferred to IMR	(12,940,849)	724,025	(18,521,121)
Federal income tax (expense) benefit	(2,166,551)	21,327,802	(8,326,263)

Net realized capital gains (losses)	$507,412	$(86,414,574)	$(62,512,058)

(1)	Includes calls, maturities, paydowns and redemptions.

33

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

As of December 31, 2010 and 2009, the Company’s investment portfolio included $1,642,010,304 and $1,177,741,609, respectively, of mortgage loan investments constituting approximately 7.1% and 5.7%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The average loan-to-value (LTV) ratio, which is a loan’s carrying amount divided by the estimated fair value of the underlying property collateralizing the loan, was 53.5% and 48.8% for loans funded during 2010 and 2009, respectively. The average LTV ratio for the Company’s entire mortgage loan portfolio was 52.6% and 53.2% as of December 31, 2010 and 2009, respectively. As of December 31, 2010, 30.6% or $502,217,270 and 16.3% or $267,358,116 of the Company’s commercial mortgage loans were located in California and Washington, respectively. As of December 31, 2009, California and Washington represented 28.4% or $333,933,294 and 18.8% or $221,278,852, respectively, of the Company’s mortgage loan portfolio. As of December 31, 2010, there were no non-performing loans and there was one non-performing loan as of December 31, 2009. The maximum and minimum lending rates for commercial mortgage loans made during 2010 were 8.20% and 5.26%, respectively. The maximum and minimum lending rates for commercial mortgage loans made during 2009 were 7.94% and 6.00%, respectively.

As of December 31, 2010, all borrowers were current on loan payments. No loans were considered non-performing or were specifically evaluated and identified as impaired. As of December 31, 2009, the Company had one impaired loan without allowance for credit losses with a book value of $1,670,000 which was foreclosed in 2010 and now is held as real estate. All other loans were current on loan payments. The Company had no investments in restructured loans as of December 31, 2010 and 2009.

During 2010, the Company reduced interest rates on outstanding mortgage loans by 1.98% on one loan with a carrying value of $692,557; by 1.625% on one loan with a carrying value of $1,373,936; by 1.25% on one loan with a carrying value of $968,212; by 0.7% on two loans with a carrying value of $2,540,087 and by 0.25% on one loan with a carrying value of $580,223. During 2009, the Company reduced interest rates on one outstanding mortgage loan by 0.5% with a carrying value of $565,245 and placed one loan in default with a carrying value of $1,670,000.

As of December 31, 2010 and 2009, there were no taxes, assessments or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

34

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2010, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	12 Years	15 Years
Boston Financial Institutional Tax Credits XXX	9 Years	15 Years
Centerline Corporate Partners XXX, LP	8 Years	12 Years
PNC MultiFamily Capital Institutional Fund XXXV	10 Years	14 Years
Centerline Corporate Partners XXI, LP	7 Years	8 Years
Centerline Corporate Partners XXXV, LP	10 Years	14 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	15 Years
USA Tax Credit Stimulus Fund LP	12 Years	16 Years
Alliant Tax Credit Fund 60	12 Years	16 Years
Countryside Corporate Tax Credits XIX LP	12 Years	15 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

The Company’s limited partnership interests related to LIHTC as of December 31, 2009, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
Boston Financial Institutional Tax Credits XXXII	11 Years	15 Years
Boston Financial Institutional Tax Credits XXX	9 Years	14 Years
Centerline Corporate Partners XXX, LP	9 Years	13 Years
PNC Multifamily Capital Institutional Fund XXXV	11 Years	15 Years
Centerline Corporate Partners XXI, LP	8 Years	9 Years
Centerline Corporate Partners XXXV, LP	10 Years	15 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 14 – Commitments and Contingencies.

35

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

3. Derivative Financial Instruments

The Company has a closed block of fixed indexed annuity (FIA) product that credits policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the FIA, the options do not qualify as hedging instruments or for hedge accounting treatment according to the criteria in SSAP No. 86, Accounting for Derivatives and Hedging Activities. Accordingly, the assets are recorded at fair value as free-standing derivative assets (options) in the balance sheets. These options have limited off-balance sheet risk related to the risk of default by the counterparty. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The book value of the Company’s options’ totaled $2,051,000 and $2,370,000 as of December 31, 2010 and 2009, respectively. Unrealized capital losses of $249,103 and $593,494 were recorded in unassigned funds as of December 31, 2010 and 2009, respectively. The Company recognized pre-tax gains (losses) on expired, sold or exercised options of $(28,731), $2,266,839 and $(3,902,858) for the years ended December 31, 2010, 2009 and 2008, respectively, which are recorded as realized capital gains (losses) in the statements of income.

The notional amount of the options purchased to hedge the Company’s 2010 exposure to changes in the S&P 500 Index was $30,000,000. These options had a fair value of $1,776,506 as of December 31, 2009, and were settled on December 31, 2010. The notional amount of the options purchased in 2010 to hedge the Company’s 2011 exposure to changes in the S&P 500 index was $35,000,000. These options had a fair value of $1,801,897 as of December 31, 2010.

4. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments measured and reported at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks, when carried at the lower of cost or fair value.

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arm’s-length transaction between a willing buyer and seller in possession of the same information.

36

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets are categorized as follows:

•

Level 1 – Unadjusted quoted prices in active markets for identical instruments. This level primarily consists of exchange traded common and preferred stocks, and actively traded mutual fund investments.

•

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

This level includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies when all significant inputs are observable, derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the market place. Financial instruments in this category primarily include certain bonds and preferred stocks.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds, including corporate private placement securities and common stocks.

37

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following tables present the financial instruments carried at fair value under the valuation hierarchy, as described above. The Company has no financial liabilities accounted for at fair value as of December 31, 2010 and 2009.

	As of December 31, 2010
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$1,179,750	$—	$1,179,750
Hybrid securities	—	10,044,800	—	10,044,800
Mortgage-backed/asset-backed securities	—	—	10,587,555	10,587,555

Total bonds	—	11,224,550	10,587,555	21,812,105
Perpetual preferred stocks:
Industrial and miscellaneous	325,500	—	—	325,500

Total perpetual preferred stocks	325,500	—	—	325,500
Common stocks:
Industrial and miscellaneous	184,833,598	—	613,175	185,446,773
Mutual funds	607,766	—	—	607,766
Money market mutual funds	2,747	—	—	2,747
Affiliates	3,829,258	—	—	3,829,258

Total common stocks	189,273,369	—	613,175	189,886,544
Derivative assets:
Options	—	—	1,801,897	1,801,897

Total derivative assets	—	—	1,801,897	1,801,897
Variable separate account assets	881,551,952	—	—	881,551,952

Total assets at fair value	$1,071,150,821	$11,224,550	$13,002,627	$1,095,377,998

38

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

	As of December 31, 2009
	Level 1	Level 2	Level 3	Total
Assets at fair value
Bonds:
Industrial and miscellaneous	$—	$938,000	$—	$938,000
Mortgage-backed/asset-backed securities	—	—	6,617,101	6,617,101

Total bonds	—	938,000	6,617,101	7,555,101
Perpetual preferred stocks:
Industrial and miscellaneous	117,000	—	—	117,000

Total perpetual preferred stocks	117,000	—	—	117,000
Common stocks:
Industrial and miscellaneous	149,033,591	—	258,463	149,292,054
Mutual funds	610,971	—	—	610,971
Money market mutual funds	2,747	—	—	2,747
Affiliates	4,744,984	—	—	4,744,984

Total common stocks	154,392,293	—	258,463	154,650,756
Other invested assets:
Warrants	—	—	893,211	893,211

Total other invested assets	—	—	893,211	893,211
Derivative assets:
Options	—	—	1,776,506	1,776,506

Total derivative assets	—	—	1,776,506	1,776,506
Variable separate account assets	840,022,056	—	—	840,022,056

Total assets at fair value	$994,531,349	$938,000	$9,545,281	$1,005,014,630

For bonds reported and measured at fair value, the Company determines whether the market for a security is active and if significant pricing inputs are observable. The Company predominantly utilizes third-party independent pricing services to assist management in determining the fair value of its Level 2 bonds. Prices received from the pricing services are not adjusted, and multiple prices for these securities are not obtained. The pricing services provide prices where observable inputs are available. The significant inputs for security evaluations include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and other reference data, including market research publications. Because many corporate securities do not trade on a daily basis, evaluated pricing applications apply available information through processes such as benchmark curves,

39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. If sufficient objectively verifiable information about a security’s valuation is not available, the pricing services will not provide a valuation for the security until they are able to obtain such information.

In situations where the Company is unable to obtain sufficient market-observable information to estimate the fair value of a particular security, fair values are determined using internal pricing models that typically utilize significant, unobservable market inputs or inputs that are difficult to corroborate with observable market data. Such measurements are classified as Level 3 and typically include private placement securities and other securities that the pricing services are unable to price.

The following tables present additional information about assets measured at fair value and for which significant unobservable inputs (Level 3) were utilized to determine fair value.

	As of December 31, 2010
	Balance as of January 1	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances	Balance as of December 31
Bonds:
Mortgage-backed/asset-backed securities	$6,617,101	$(3,291,291)	$9,968,209	$(2,706,464)	$10,587,555

Total bonds	6,617,101	(3,291,291)	9,968,209	(2,706,464)	10,587,555
Common stocks:
Industrial and miscellaneous	258,463	—	94,452	260,260	613,175

Total common stocks	258,463	—	94,452	260,260	613,175
Other invested assets:
Warrants	893,211	657,352	(557,863)	(992,700)	—

Total other invested assets	893,211	657,352	(557,863)	(992,700)	—
Derivative assets:
Options	1,776,506	(28,731)	344,392	(290,270)	1,801,897

Total derivative assets	1,776,506	(28,731)	344,392	(290,270)	1,801,897

Total	$9,545,281	$(2,662,670)	$9,849,190	$(3,729,174)	$13,002,627

40

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

Transfers into and/or out of Level 1, 2 and 3 are reported at the value as of the beginning of the period in which the transfer occurs. There were no assets held which were transferred between Level 1 and Level 2 and there were no transfers into or out of Level 3 for the year ended December 31, 2010.

	As of December 31, 2009
	Balance as of January 1	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Net Purchases, Issuances	Balance as of December 31
Bonds:
Mortgage-backed/asset-backed securities	$18,721,098	$10,303	$(11,909,193)	$(205,107)	$6,617,101

Total bonds	18,721,098	10,303	(11,909,193)	(205,107)	6,617,101
Common stocks:
Industrial and miscellaneous	179,800	(783,642)	862,305	—	258,463

Total common stocks	179,800	(783,642)	862,305	—	258,463
Other invested assets:
Warrants	157,970	(496,735)	978,205	253,771	893,211

Total other invested assets	157,970	(496,735)	978,205	253,771	893,211
Derivative assets:
Options	2,274,242	2,266,839	(1,443,737)	(1,320,838)	1,776,506

Total derivative assets	2,274,242	2,266,839	(1,443,737)	(1,320,838)	1,776,506

Total	$21,333,110	$996,765	$(11,512,420)	$(1,272,174)	$9,545,281

There were no assets held which were transferred between Level 1 and Level 2 and there were no transfers into or out of Level 3 for the year ended December 31, 2009.

41

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following table summarizes the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	As of December 31, 2010
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$15,660,498,408	$16,664,535,661
Preferred stocks	98,215,712	85,379,754
Common stocks, nonaffiliated	186,057,286	186,057,286
Common stocks, affiliated	3,829,258	3,829,258
Mortgage loans	1,642,010,304	1,691,919,888
Limited partnerships and other invested assets	147,781,249	152,624,559
Surplus notes	34,961,285	37,789,612
Options	1,801,897	1,801,897
Separate account assets	4,649,235,838	4,804,474,912

Liabilities
Annuity and deposit-type contracts	14,038,467,046	15,362,924,530

	As of December 31, 2009
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$14,480,111,022	$14,810,824,888
Preferred stocks	63,178,945	50,220,747
Common stocks, nonaffiliated	149,905,772	149,905,772
Common stocks, affiliated	4,744,984	4,744,984
Mortgage loans	1,177,741,609	1,161,931,645
Limited partnerships and other invested assets	84,552,891	89,872,151
Surplus notes	34,988,317	31,620,364
Options	1,776,506	1,776,506
Separate account assets	4,121,446,909	4,173,564,674

Liabilities
Annuity and deposit-type contracts	12,637,449,275	13,589,791,145

42

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, surplus notes and separate account assets is based on the fair value hierarchy.

The fair value of the Company’s mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

Carrying value is a reasonable estimate of fair value for cash, short-term investments, contract loans, other receivables and other liabilities.

Investments in limited partnerships associated with tax credit investments are carried at amortized cost. Fair value was estimated based on the discounted cash flows over the remaining life of the tax credits. The discount rate used was the original internal rate of return of each investment.

The Company reports annuities and deposit-type contracts at carrying value and estimates the fair value of these contracts using an income approach based on the present value of the discounted cash flows. Cash flows were projected using best estimates for lapses, mortality and expenses, and discounted at a risk-free rate plus a nonperformance risk spread.

Other insurance-related financial instruments are exempt from the disclosure requirements of SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments.

5. Premium and Annuity Considerations Deferred and Uncollected

The deferred and uncollected life insurance premiums and annuity considerations are as follows:

	As of December 31, 2010		As of December 31, 2009
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$1,627,922	$500,275	$2,544,736	$649,670
Ordinary – renewal	21,540,360	48,329,002	19,984,503	46,371,344
Group life	(673,506)	(673,506)	(531,080)	(531,080)

Total	$22,494,776	$48,155,771	$21,998,159	$46,489,934

43

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. The Company remains liable to its policyholders to the extent that counterparties to ceded reinsurance contracts do not meet their contractual obligations. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers 99.6% was with reinsurers rated A- or higher by A.M. Best as of December 31, 2010 and 2009. The Company had no reserve for uncollectible reinsurance in 2010 or 2009. None of the Company’s reinsurance contracts exclude certified terrorist acts.

The Company has catastrophic loss coverage for its group life, individual life and aggregate medical stop-loss business.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim to $500,000 per individual for some group life business.

For the individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $500,000. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

For aggregate medical stop-loss business, the Company has 100% reinsurance coverage on all policies not underwritten by Medical Risk Managers, a wholly-owned subsidiary of the Company’s Parent, for the portion of aggregate losses above $1,000,000 and up to $10,000,000. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $500,000. If the specific excess loss deductible is greater than $500,000, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9,000,000 for each policy. The Company’s aggregate stop-loss business underwritten by Medical Risk Managers is reinsured 40% for the portion of aggregate losses up

44

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

to $2,000,000. The Company also reinsures 100% of its group long-term and short-term disability business, except for the short-term disability income insurance sold within the limited benefit medical plan, which is not reinsured. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $359,606,292 and $349,332,787 as of December 31, 2010 and 2009, respectively.

The Company, in the ordinary course of business, has two coinsurance agreements in-force with related parties, Wilton Reassurance Company and White Mountains Reinsurance Company of America. Of the total reserve credits taken as of December 31, 2010 and 2009, $10,383,372 and $8,775,151, respectively, related to Wilton Reassurance Company. Reserve credits taken related to White Mountains Reinsurance Company of America were $10,136 and $9,012 as of December 31, 2010 and 2009, respectively. Except as mentioned prior, neither the Company nor any of its related parties control, either directly or indirectly, any other reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company that is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2010, 2009 or 2008. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2010, 2009 and 2008, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

45

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2010	2009	2008
Premiums and annuity considerations
Direct:
Accident and health	$427,793,926	$426,955,711	$448,440,758
Life insurance	638,097,696	189,943,901	192,468,746
Annuity	2,006,439,802	2,272,884,599	1,702,640,198

Total direct premiums	3,072,331,424	2,889,784,211	2,343,549,702
Assumed:
Accident and health	487,408	445,412	611,093
Life insurance	189,188	169,002	156,306
Annuity	19,808	5,200	78,879

Total assumed premiums	696,404	619,614	846,278
Ceded:
Accident and health	(12,787,270)	(12,603,924)	(14,106,260)
Life insurance	(47,067,308)	(48,993,370)	(54,245,228)
Annuity	(932,816)	(878,975)	(899,460)

Total ceded premiums	(60,787,394)	(62,476,269)	(69,250,948)

Net premiums and annuity considerations	$3,012,240,434	$2,827,927,556	$2,275,145,032

Ceded reinsurance reduced the Company’s claims by $46,121,428, $47,051,811 and $42,117,186 for the years ended December 31, 2010, 2009 and 2008, respectively.

46

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves

The Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities, are summarized as follows:

	As of December 31, 2010		As of December 31, 2009
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal:
With fair value adjustment	$364,365,494	2.3%	$365,562,583	2.6%
At book value, less surrender charge of 5% or more	5,423,451,969	35.6	4,197,852,087	30.4
At fair value	786,268,255	5.2	750,765,592	5.5

Total with adjustment or at fair value	6,574,085,718	43.1	5,314,180,262	38.5
At book value without adjustment (minimal or no charge or adjustment)	2,569,148,200	16.9	2,387,297,131	17.3
Not subject to discretionary withdrawal	6,086,572,655	40.0	6,099,747,332	44.2

Total gross annuity actuarial reserves and liability for deposit-type contracts	15,229,806,573	100.0%	13,801,224,725	100.0%

Reinsurance ceded	(5,029,683)		(5,102,026)

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,224,776,890		$13,796,122,699

A reconciliation of total annuity actuarial reserves and deposit fund liabilities is summarized as follows:

	As of December 31,
	2010	2009
Annuity reserves	$12,244,380,943	$10,736,369,332
Supplementary contracts with life contingencies	100,065	103,552
Liability for deposit-type contracts	2,194,027,627	2,308,884,223
Separate account annuity reserves	779,385,404	744,363,488
Separate account liability for deposit-type contacts	6,882,851	6,402,104

Total net annuity actuarial reserves and liability for deposit-type contracts	$15,224,776,890	$13,796,122,699

47

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

As of December 31, 2010 and 2009, the Company had $2,479,197,546 and $2,295,145,274, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $29,254,695 and $30,225,574 as of December 31, 2010 and 2009, respectively, and were included in life and annuity reserves.

During 2010, the Company adopted the free partial withdrawal provision in the calculation of the CARVM reserves in accordance with Actuarial Guideline XXXIII for its fixed deferred annuity policies issued prior to January 1, 2009. The result of this increased reserves by $10,628,440 and is reflected in the statements of changes in capital and surplus. There were no other changes in the basis of valuation for life and annuity contracts for the years ended December 31, 2010 and 2009.

The Company issues variable annuities with GMDB. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2010:

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$4,085	$61,368,611	$61,372,696	$61,368,612
Group VA	81,003,571	205,203,353	286,206,924	286,149,062
Focus	(103,385)	18,558,452	18,455,067	19,493,979
Spinnaker Advisor	16,255,544	56,050,439	72,305,983	70,926,655
Spinnaker	241,381,618	389,178,793	630,560,411	632,406,746
Spinnaker Plus	52,251,582	26,586,191	78,837,773	78,701,203
WM CVA	6,843,412	11,369,279	18,212,691	18,183,311
All other	5,507,141	17,953,137	23,460,278	23,557,142

Total	$403,143,568	$786,268,255	$1,189,411,823	$1,190,786,710

The total net amount at risk on this block is approximately $11,000,000 as of December 31, 2010, of which approximately $8,000,000 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

48

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

The following table identifies the statement values of the variable annuities reserved for under AG XLIII as of December 31, 2009:

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
Resource B	$9,431	$58,710,843	$58,720,274	$58,710,843
Group VA	83,665,529	215,041,551	298,707,080	298,618,154
Focus	(55,521)	15,692,846	15,637,325	16,684,861
Spinnaker Advisor	17,022,152	52,654,984	69,677,136	67,965,376
Spinnaker	241,514,583	354,749,414	596,263,997	599,079,985
Spinnaker Plus	55,287,734	26,525,907	81,813,641	81,884,071
WM CVA	7,461,594	10,887,371	18,348,965	18,230,775
All other	5,921,222	16,502,676	22,423,898	22,839,646

Total	$410,826,724	$750,765,592	$1,161,592,316	$1,164,013,711

The total net amount at risk on this block is approximately $36,000,000 as of December 31, 2009, of which approximately $27,000,000 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

In accordance with AG XLIII, the minimum reserves are calculated based on a stochastic analysis using prudent estimate assumptions, or the standard scenario amount, if higher. The standard scenario amount is a single-scenario formulaic reserve calculation. The Company’s AG XLIII reserves are equal to the standard scenario amount as of December 31, 2010 and 2009.

The Company did not record an opening balance adjustment under the adoption of AG XLIII.

The Company did not request or receive permission from the Department to grade in the reserves calculated under AG XLIII.

49

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverables:

	Year Ended December 31,
	2010	2009	2008
Policy and contract claims liability, beginning of the year	$114,040,050	$125,369,724	$105,114,352
Add provision for claims, net of reinsurance, occurring in:
Current year	349,128,865	372,152,414	371,122,639
Prior years	9,476,886	1,673,042	4,437,460

Net incurred losses during the year	358,605,751	373,825,456	375,560,099
Deduct payments for claims, net of reinsurance, occurring in:
Current year	281,975,887	293,436,897	281,276,334
Prior years	78,941,802	91,718,233	74,028,393

Net claim payments during the current year	360,917,689	385,155,130	355,304,727

Policy and contract claims liability, end of year	$111,728,112	$114,040,050	$125,369,724

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2010, the change in prior year incurred claims was primarily due to unfavorable changes in liability estimates for group medical stop-loss claims, offset by lower than expected individual life claims. For the year ended December 31, 2009, the change in prior year incurred claims was primarily due to favorable changes in liability estimates for group medical stop-loss claims, offset by higher than expected claims for individual life. For the year ended December 31, 2008, the change in prior year incurred claims was primarily due to higher than expected claims, primarily for group medical stop-loss.

9. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the State of Washington, the Company is required to maintain minimum capital of $2,400,000 and additional unassigned funds of $2,400,000. Life and health insurance companies are also subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to the Company. As

50

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

of December 31, 2010 and 2009, the Company met the minimum capital and surplus and RBC requirements.

The Company adopted SSAP No. 10R as of December 31, 2009, which resulted in an increase in special surplus funds of $40,053,051 and $38,662,583 as of December 31, 2010 and 2009, respectively. See Note 10 – Income Taxes, for more information.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval by the Department. The restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2011 is $193,965,147. On March 4, 2011 the Company paid an ordinary dividend in the amount of $20,000,000 to its Parent. The remaining maximum dividend payout that may be made without prior approval in 2011 is $173,965,147.

During 2010, the Company paid dividends to its Parent, of $40,000,000 as follows:

Payment Date	Ordinary	Extraordinary
September 3, 2010	$20,000,000	$—
November 19, 2010	20,000,000	—

Total dividends	$40,000,000	$—

The Company paid no dividends during 2009.

During 2008, the Company paid dividends to its Parent, of $100,000,000 as follows:

Payment Date	Ordinary	Extraordinary
March 27, 2008	$—	$40,000,000
June 23, 2008	—	30,000,000
September 19, 2008	—	30,000,000

Total dividends	$—	$100,000,000

The Company provided the required notification for all dividend payments and obtained approval from the Department prior to all extraordinary dividend payments.

51

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

On January 27, 2010, the Parent completed an IPO and received net proceeds of approximately $282,500,000.

On January 29, 2010, the Company received a cash capital contribution from its Parent of $210,700,000 from the Parent’s net IPO proceeds.

During the year ended December 31, 2010, the Company received noncash capital contributions relating to the Parent’s share-based compensation plans and employee stock purchase plan in the amounts of $2,174,583 and $389,918, respectively. These amounts are recorded as general insurance expenses on the statements of income.

On May 5, 2009 and December 31 2009, the Company received noncash contributions of mortgage-backed securities and fixed assets of $101,984,661 and $83,604, respectively, from its Parent.

On December 7, 2009, the Company contributed $20,000,000 in cash to First Symetra National Life Insurance Company of New York, its subsidiary.

On December 24, 2009, the Company received a cash dividend of $1,000,000 from Symetra National Life Insurance Company, its subsidiary, which is included in net investment income.

On December 22, 2008, the Company received $50,000,000 from its Parent as follows: $49,729,250 bonds, $150,431 in accrued interest and $120,319 in cash.

The following table shows the cumulative increase (reduction) of unassigned funds related to the following items:

	As of December 31,
	2010	2009
Unrealized gains (losses)	$46,189,271	$(27,340,787)
Nonadmitted assets	(49,613,452)	(75,323,498)
Asset valuation reserves	(182,926,909)	(119,046,098)
Separate account business	(2,050,292)	—

52

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes

The components of the DTAs and deferred tax liabilities (DTLs) are as follows:

	As of December 31, 2010
	Ordinary	Capital	Total
DTAs	$118,948,689	$38,724,373	$157,673,062
DTLs	(63,986,782)	—	(63,986,782)

Net DTAs	54,961,907	38,724,373	93,686,280
DTAs nonadmitted	(5,324,324)	(15,147,477)	(20,471,801)

Net admitted DTAs	$49,637,583	$23,576,896	$73,214,479

	As of December 31, 2009
	Ordinary	Capital	Total
DTAs	$115,556,126	$46,636,754	$162,192,880
DTLs	(46,374,814)	—	(46,374,814)

Net DTAs	69,181,312	46,636,754	115,818,066
DTAs nonadmitted	(16,010,411)	(18,724,016)	(34,734,427)

Net admitted DTAs	$53,170,901	$27,912,738	$81,083,639

	Change
	Ordinary	Capital	Total
DTAs	$3,392,563	$(7,912,381)	$(4,519,818)
DTLs	(17,611,968)	—	(17,611,968)

Net DTAs	(14,219,405)	(7,912,381)	(22,131,786)
DTAs nonadmitted	10,686,087	3,576,539	14,262,626

Net admitted DTAs	$(3,533,318)	$(4,335,842)	$(7,869,160)

The calculations above have not been impacted by tax-planning strategies.

53

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

As described in Note 1, the Company has elected to admit an increased amount of DTAs pursuant SSAP No. 10R. This increase in admitted DTAs also increases admitted assets, statutory surplus and total adjusted capital by the same amount.

The Company’s total adjusted capital and authorized control level risk-based capital before the additional amount admitted under SSAP No. 10R for the Company and its subsidiaries was $1,896,505,778 and $200,796,530, respectively, for the year ended December 31, 2010. The adjusted capital and authorized control level risk-based capital before the additional amount admitted under SSAP No. 10R was $1,496,441,980 and $183,710,571, respectively, for the year ended December 31, 2009.

The Company had no DTLs which had not been recognized as of December 31, 2010 or 2009.

Increases in admitted DTAs for 2010 and 2009 are summarized by tax character as follows:

	As of December 31, 2010
	Ordinary	Capital	Total
Admitted through potential carry back	$21,811,314	$11,350,113	$33,161,427
Admitted through offset of DTLs	63,986,782	—	63,986,782

Total admitted using one year reversal of DTAs	85,798,096	11,350,113	97,148,209

Admitted through potential carry back	48,040,125	12,881,021	60,921,146
Admitted through future realization	—	12,293,332	12,293,332
Admitted through offset of DTLs	63,986,782	—	63,986,782

Total admitted using three year reversal of DTAs	112,026,907	25,174,353	137,201,260

Additional amount admitted under SSAP No. 10R	$26,228,811	$13,824,240	$40,053,051

54

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

	As of December 31, 2009
	Ordinary	Capital	Total
Admitted through potential carry	$23,492,884	$18,928,172	$42,421,056
Admitted through offset of DTLs	46,374,814	—	46,374,814

Total admitted using one year reversal of DTAs	69,867,698	18,928,172	88,795,870

Admitted through potential carry back	48,552,916	32,530,723	81,083,639
Admitted through offset of DTLs	46,374,814	—	46,374,814

Total admitted using three year reversal of DTAs	94,927,730	32,530,723	127,458,453

Additional amount admitted under SSAP No. 10R	$25,060,032	$13,602,551	$38,662,583

	Change
	Ordinary	Capital	Total
Admitted through potential carry back	$(1,681,570)	$(7,578,059)	$(9,259,629)
Admitted through offset of DTLs	17,611,968	—	17,611,968

Total admitted using one year reversal of DTAs	15,930,398	(7,578,059)	8,352,339

Admitted through potential carry back	(512,791)	(19,649,702)	(20,162,493)
Admitted through future realization	—	12,293,332	12,293,332
Admitted through offset of DTLs	17,611,968	—	17,611,968

Total admitted using three year reversal of DTAs	17,099,177	(7,356,370)	9,742,807

Additional amount admitted under SSAP No. 10R	$1,168,779	$221,689	$1,390,468

The components of current income tax expense are as follows:

	Year Ended December 31,
	2010	2009	2008
Current year tax provision	$70,862,801	$45,151,211	$26,755,215
Tax credits	(10,944,876)	(9,570,102)	(8,521,307)
Additional provided	—	—	(321,621)
Prior year over accrual	(1,009,452)	(4,839,267)	(2,963,089)
Other	(25,671)	—	—

Income tax expense from operations	58,882,802	30,741,842	14,949,198
Taxes on capital gains (losses)	2,166,551	(21,327,802)	8,326,263

Current income taxes incurred	$61,049,353	$9,414,040	$23,275,461

55

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The main components of deferred tax amounts are as follows:

	As of December 31,
	2010	2009	Change
Assets
Fixed assets/intangibles	$8,940,565	$8,603,126	$337,439
Investments	42,403,823	47,149,415	(4,745,592)
Nonadmitted assets	6,792,516	8,842,485	(2,049,969)
Proxy deferred acquisition costs	52,767,479	46,406,386	6,361,093
Reserves	41,670,616	37,870,713	3,799,903
Benefit accruals	1,329,066	1,247,645	81,421
Unrealized capital losses	1,684,643	10,707,956	(9,023,313)
All others	2,084,354	1,365,154	719,200

Total DTAs	157,673,062	162,192,880	(4,519,818)
Total DTAs – nonadmitted	20,471,801	34,734,427	(14,262,626)
Liabilities
Investments	21,192,284	21,247,291	(55,007)
Deferred premium/loading	17,114,974	16,478,202	636,772
Reserves	9,795,249	7,509,493	2,285,756
Unrealized capital gains	14,234,896	—	14,234,896
All others	1,649,379	1,139,828	509,551

Total DTLs	$63,986,782	$46,374,814	17,611,968

Change in net DTA			(22,131,786)
Surplus adjustments:
Tax effect of change in unrealized gains			23,258,209
Tax effect of change in nonadmitted assets			2,049,969
Adjustments to prior year net DTAs			(15,217,600)

Adjusted change in net deferred income tax			$(12,041,208)

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2010 and 2009.

56

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10.	Income Taxes (continued)

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the net gain from operations before federal income taxes and the realized capital gains (losses) and the actual tax provision are as follows:

	Year Ended December 31,
	2010	2009	2008
Ordinary income tax at federal statutory rate (35%)	$88,496,783	$56,073,039	$39,959,296
Taxes on capital gains (losses) at federal statutory rate (35%)	5,465,184	(37,963,241)	(12,482,636)

Total expected income tax expense	93,961,967	18,109,798	27,476,660
Significant statutory-to-tax adjustments on current taxes:
Dividend-received deduction	(1,050,000)	(1,470,000)	(1,365,000)
Tax-exempt income	(122,500)	(129,500)	(133,000)
Tax credits	(10,944,876)	(9,570,102)	(8,521,307)
Permanent items and other adjustments	225,899	181,012	224,415
Change in interest maintenance reserve	(7,970,477)	(6,939,639)	(7,026,704)
Prior year over accrual	(1,009,452)	(4,839,267)	(2,963,089)
Additional provided and other adjustments	—	—	(320,189)

Federal income tax expense (benefit)	$73,090,561	$(4,657,698)	$7,371,786

Federal taxes incurred	$61,049,353	$9,414,040	$23,275,461
Change in net deferred income taxes	12,041,208	(14,071,738)	(15,903,675)

Total statutory income tax expense (benefit)	$73,090,561	$(4,657,698)	$7,371,786

The Company’s federal income tax return is consolidated within the Symetra Financial Corporation and subsidiaries consolidated tax return. See Note 15 for a complete list of subsidiaries included in the consolidated tax return.

As of December 31, 2010 and 2009, the Company had no net operating or capital loss carryforward amounts.

57

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2010	2009	2008
Ordinary income	$59,917,925	$34,444,768	$11,977,589
Capital gains	2,166,551	—	10,714,470

The Company does not have any deposits admitted under Section 6603 of the Internal Revenue Code. The Company has no tax contingencies for the years ended December 31, 2010, 2009 and 2008.

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service, or the statute of limitations has expired for all tax periods through December 31, 2006.

11. Employee Benefit Plans

The Company sponsors a defined contribution 401(k) plan for all eligible employees that includes a matching contribution of 100% of a participant’s contributions, up to 6% of eligible compensation. The expense for the matching contributions was $4,128,730, $3,811,673 and $4,093,215 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company participates in the Parent’s performance share plan program (the “Performance Share Plan”) that provides incentives to selected members of management based on the long-term success of the Parent. Awards under the Performance Share Plan have been made in the form of performance shares. The value of each performance share is determined at the discretion of the Parent’s Board of Directors, based on achievement of a specified growth target over a three-year period, and is paid in cash. The Company’s allocated (benefit) expense recorded for awards under the Performance Share Plan was $(4,317,169), $8,290,668 and $5,977,901 for the years ended December 31, 2010, 2009 and 2008, respectively. Due to management turnover during 2010, the Company reduced its Performance Share Plan accrual to reflect forfeitures from management turnover and recorded a net benefit. The Company also incurred related severance expenses of $5,391,854 during the year ended December 31, 2010.

58

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

11. Employee Benefit Plans (continued)

As of December 31, 2010, the Performance Share Plan has one remaining active plan which is scheduled to end on December 31, 2011. For the 2010 fiscal year incentives were provided as performance unit grants under the Equity Plan (see below).

As of December 31, 2010, the Company’s employees participate in two stock-based compensation plans: the Symetra Financial Corporation Equity Plan, amended and restated on August 11, 2010 (the “Equity Plan”) and the Symetra Financial Corporation Employee Stock Purchase Plan, amended and restated on May 11, 2010 (the “Stock Purchase Plan”).

Under the Equity Plan, the Parent has the ability to issue various types of awards, including restricted stock, stock options, stock appreciation rights, restricted stock units, performance shares, performance units and other types of awards at the discretion of the Board of Directors.

During 2010, the Parent granted performance units to various members of management under the Equity Plan. The value of each performance unit is determined at the discretion of the Parent’s Board of Directors based on the long term success of the Parent over a three-year period. The Company recognized $1,502,733 in expense related to performance units granted during 2010.

During 2010, the Parent also granted restricted stock and stock options to various members of management under the Equity Plan. The Company recognized $2,174,583 in expense related to these awards for the year ended December 31, 2010. The Company also recognized $83,174 in expense related to the Stock Purchase Plan for the year ended December 31, 2010. The Company has no legal obligation related to restricted stock, stock options or the Stock Purchase Plan.

12. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for the Company’s variable annuity, variable life, variable universal life and fixed BOLI products. In accordance with Washington State procedures for approving items within the separate accounts, the separate account classification for the Company’s products are supported by Washington State Insurance code RCW 48.18A.020.

In accordance with the Company’s products recorded within the separate account, the majority of assets are considered legally insulated whereas a portion of fixed BOLI related to surplus assets is not legally insulated from the general account.

59

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Separate account assets as of December 31, 2010 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable universal life and variable life	$90,567,197	$—	$90,567,197
Variable annuities	790,984,755	—	790,984,755
Fixed BOLI	3,744,565,383	23,118,503	3,767,683,886

Total	$4,626,117,335	$23,118,503	$4,649,235,838

As of December 31, 2010, the fair value and net unrealized gains associated with bonds and surplus notes in the Company’s fixed BOLI product were $3,923,559,844 and $155,875,958, respectively.

Separate account assets as of December 31, 2009 are attributed to the following products:

Product	Legally Insulated	Not Legally Insulated	Total
Variable universal life and variable life	$84,357,657	$—	$84,357,657
Variable annuities	755,664,399	—	755,664,399
Fixed BOLI	3,186,677,470	94,747,383	3,281,424,853

Total	$4,026,699,526	$94,747,383	$4,121,446,909

As of December 31, 2009, the fair value and net unrealized gains associated with bonds and surplus notes in the Company’s fixed BOLI product were $3,333,542,618 and $52,117,765, respectively.

In accordance with the Company’s products recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31, 2010, the Company has a maximum guarantee for separate account liabilities of $10,844,326 which is related primarily to the Company’s variable annuities. To compensate the general account for the risk taken, the separate account paid risk charges of $8,940,130 for the year ended December 31, 2010. As of December 31, 2010, the Company paid $5,677,605 toward separate account guarantees.

60

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

The Company does not engage in securities lending transactions within the separate account.

Information regarding the separate accounts of the Company for the year ended December 31, 2010 is as follows:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2010	$460,350,273	$—	$76,901,123	$537,251,396

Reserves as of December 31, 2010:
For accounts with assets at:
Fair value	$—	$—	$875,825,901	$875,825,901
Amortized cost	1,890,927,944	1,858,766,567	—	3,749,694,511

Total reserves	$1,890,927,944	$1,858,766,567	$875,825,901	$4,625,520,412

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$579,949,015	$—	$—	$579,949,015
At fair value	—	—	875,825,901	875,825,901
At book value without fair value adjustment and with current surrender charge less than 5%	1,310,978,929	1,858,766,567	—	3,169,745,496

Total reserves	$1,890,927,944	$1,858,766,567	$875,825,901	$4,625,520,412

61

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Information regarding the separate accounts of the Company for the year ended December 31, 2009, is as follows:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2009	$25,043,012	$—	$94,687,762	$119,730,774

Reserves as of December 31, 2009:
For accounts with assets at:
Fair value	$—	$—	$833,303,063	$833,303,063
Amortized cost	1,405,146,543	1,786,998,268	—	3,192,144,811

Total reserves	$1,405,146,543	$1,786,998,268	$833,303,063	$4,025,447,874

By withdrawal characteristics:
At book value without fair value adjustment and with current surrender charge of 5% or more	$109,392,561	$—	$—	$109,392,561
At fair value	—	—	833,303,063	833,303,063
At book value without fair value adjustment and with current surrender charge less than 5%	1,295,753,982	1,786,998,268	—	3,082,752,250

Total reserves	$1,405,146,543	$1,786,998,268	$833,303,063	$4,025,447,874

Information regarding the separate accounts of the Company for the year ended December 31, 2008, is as follows:

	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2008	$28,875,508	$—	$128,614,688	$157,490,196

62

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

A reconciliation of amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31,
	2010	2009	2008
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$616,327,013	$257,168,185	$296,525,116
Transfers from separate accounts	(257,535,411)	(238,623,063)	(286,012,172)

Net transfers to separate accounts	$358,791,602	$18,545,122	$10,512,944

Transfers as reported in the summary of operations of the life, accident and health annual statement	$358,791,602	$18,545,122	$10,512,944

13. Related-Party Transactions

The following transactions were entered into by the Company with related parties and affiliates. Non-insurance transactions involving less than 0.5% of the Company’s admitted assets are omitted, with the exception of cost allocation transactions, which are discussed separately. Dividends and capital contributions between Parent and subsidiaries are disclosed in Note 9.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC (WMA), a subsidiary of White Mountains Insurance Group, Ltd. White Mountains Insurance Group, Ltd. is a related party who beneficially owns 26,887,872 shares or 21.0% of the Parent’s common stock as of March 11, 2011. This agreement, as amended, provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $13,309,645, $13,156,938 and $13,611,647 for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 and 2009, amounts due to WMA were $3,271,744 and $3,319,661, respectively. Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $43,630,341, $60,463,906 and $53,140,331 during the years ended December 31, 2010, 2009 and 2008, respectively. The Company issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2010, 2009 and 2008, the Company paid $43,630,341, $59,737,590 and $43,121,598, respectively, to SABSCO related to the commutation endorsements.

63

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

13. Related-Party Transactions (continued)

The Company paid concessions, general agent fees, administrative and underwriting fees to its affiliates, Symetra Investment Services, Inc., Symetra Securities, Inc. and Medical Risk Managers, Inc. totaling $10,378,005, $9,489,651 and $9,728,329 for the years ended December 31, 2010, 2009 and 2008, respectively. These payments are included in general insurance expenses in the statements of income.

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide to and receive from each other certain general services (related to sharing common management, personnel and facilities) and to share the expenses thereof. These expenses include charges for rent, corporate overhead, data processing systems, payroll, benefits and other miscellaneous charges and are included in investment and general insurance expenses in the statements of income. The Company was charged rent expense of $5,708,360, $5,808,506 and $5,805,056 for the years ended December 31, 2010, 2009 and 2008, respectively, incurred on its behalf by the Parent.

It is the Company’s policy to settle amounts due from affiliated companies within 30 days except for amounts due related to performance share and performance unit awards granted under the Performance Share Plan and the Equity Plan which are settled under the terms of those agreements (See Note 11). Other operating expenses and intercompany cost allocations due from and to the Parent, subsidiaries and affiliates was a net payable of $8,710,272 as of December 31, 2010 and a net receivable of $2,086,688 as of December 31, 2009.

During 2009, the Company transferred $47,618,292 in assets (primarily bonds and cash) and related reserves to separate accounts from the general account due to BOLI customers electing to transfer their general account policy to a separate account policy through a policy endorsement.

64

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in a state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium tax offsets and are included in other liabilities in the balance sheets. As of December 31, 2010, the Company had liabilities of $9,390,604 for estimated guaranty fund assessments, with a related asset for premium tax offsets of $5,623,121. As of December 31, 2009, the Company had liabilities for estimated guaranty fund assessments of $11,474,726, with a related asset for premium tax offsets of $7,983,460. Premium tax offsets are available for a period of five to twenty years.

Investment in Limited Partnerships

As of December 31, 2010, the Company was invested in sixteen limited partnership interests related to tax credit investments, five of which were entered into in 2010. The Company unconditionally committed to provide capital contributions totaling $197,429,968, of which the remaining $65,950,463 is expected to be contributed over a period of three years. Capital contributions of $131,479,505 were paid as of December 31, 2010, with the remaining expected cash capital contributions as follows:

Year	Expected Cash Capital Contributions
2011	$39,250,674
2012	24,375,031
2013	2,324,758

Total expected capital contributions	$65,950,463

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2010, will have a material adverse effect on its financial condition, future operating results, or liquidity.

65

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies (continued)

Leases

The Company has office space and certain equipment under leases that expire at various dates through 2016. The Company accounts for these leases as operating leases. Certain leases include renewal options. Future minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Year	Minimum Rentals
2011	$1,324,196
2012	1,166,985
2013	768,489
2014	553,961
2015 and thereafter	321,471

Total lease commitments	$4,135,102

Rent expense was $6,516,108, $6,449,419 and $7,712,767 for the years ended December 31, 2010, 2009 and 2008, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

Other Commitments

The Company has a service agreement with a third party service provider to outsource the majority of its information technology infrastructure. The initial term of the service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10,579,644 to $11,414,520 for five years. The Company incurred service fee expenses of $10,717,462, $11,217,576 and $11,810,846 for the years ended December 31, 2010, 2009 and 2008, respectively.

As of December 31, 2010 and 2009 unfunded mortgage loan commitments were $37,743,020 and $4,010,000, respectively.

The Company had no other material commitments or contingencies as of December 31, 2010 and 2009.

66

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2010.

Name	FEIN	NAIC #	Domicile	Beneficial Ownership
Symetra Financial Corporation	20-0978027		DE	21.0	% † **	White Mountains Insurance Group, Ltd.*
				21.0	% † **	Berkshire Hathaway, Inc.
				58.0	% †	Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
TFS Training & Consulting, Inc.	20-3494693		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

*	Controlling entity
** Includes	warrants exercisable for common shares
†	As of March 11, 2011

67

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company (the Company) as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and have issued our report thereon dated April 22, 2011 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 22, 2011

68

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

Year Ended December 31, 2010

	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Fixed maturities:
Bonds:
United States government and government agencies and authorities	$22,211,981	$25,390,643	$22,211,981
States, municipalities, and political subdivisions	415,490,536	428,424,428	415,490,536
Foreign governments	14,141,538	16,755,839	14,141,538
Public utilities	1,349,403,660	1,467,707,123	1,349,403,660
Convertibles and bonds with warrants attached	74,104,680	82,962,643	74,066,985
All other corporate bonds	9,767,851,443	10,412,692,329	9,765,269,993
Mortgage-backed securities	3,894,064,757	4,083,368,674	3,892,123,773
Redeemable preferred stock	50,740,554	40,864,616	50,740,554
Related fixed maturities total	127,789,942	147,233,982	127,789,942

Total fixed maturities	15,715,799,090	16,705,400,277	15,711,238,962

Marketable Equity securities:
Common stock:
Public utilities	18,953,517	19,930,809	19,930,809
Banks, trusts and insurance companies	17,467,602	21,158,422	21,158,422
Industrial, miscellaneous, and all other	105,681,828	137,459,415	137,459,415
Nonredeemable preferred stocks	47,479,194	44,515,138	47,475,158
Related mes total	76,112,465	90,669,305	90,669,305

Total marketable equity securities	265,694,606	313,733,089	316,693,109
Mortgage loans			1,642,010,304
Policy loans	71,271,669	71,271,669	71,271,669
Other long-term investments	186,463,534	193,886,068	186,214,430
Short-term investments	207,391,737	207,391,737	207,391,737

Total other	465,126,940	472,549,474	2,106,888,140

Total Investments*	$16,446,620,635	$17,491,682,840	$18,134,820,211

*	Excludes Cash of ($39,077,661) and receivables for securities of $3,121,570.

	Year Ended December 31, 2009
	Cost or Amortized Cost	Fair Value	Amount as Shown in the Balance Sheet
Bonds:
U.S. government and agencies	$23,549,464	$27,116,410	$24,551,768
Foreign governments and agencies	17,499,908	20,002,423	17,422,769
States, territories, and possessions	5,410,000	5,450,708	5,410,000
Political subdivisions	145,810,266	230,855,418	234,181,376
Special revenue and assessments	178,213,516	236,616,547	241,943,917
Industrial and miscellaneous	9,798,161,665	10,108,013,049	9,680,672,649
Hybrid securities	547,269,303	458,201,291	547,488,553
Mortgage-backed/asset-backed securities	3,718,870,781	3,724,569,042	3,728,439,990

Total bonds	14,434,784,903	14,810,824,888	14,480,111,022

Preferred stocks:
Industrial and miscellaneous	63,797,485	50,220,747	63,178,945

Total preferred stocks	63,797,485	50,220,747	63,178,945

Common stocks:
Nonaffiliated	138,028,239	149,905,772	149,905,772

Total common stocks[1]	138,028,239	149,905,772	149,905,772

Other invested assets
Limited partnership and other invested assets	113,469,246	84,552,891	84,552,891
Surplus Notes	35,196,038	31,620,364	34,988,317

Total other invested assets	148,665,284	116,173,255	119,541,208

Total Invested Assets	$14,785,275,911	$15,127,124,662	$14,812,736,947

[1]

The amount shown in the Balance Sheet for common stocks differs from cost and fair value, as these investments include affiliated common stocks with a cost and fair value of $73,405,552 and $76,998,356, respectively.

69

Symetra Life Insurance Company

Schedule IV – Reinsurance

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2010 Life insurance in-force	54,859,902,621	23,857,100,739	204,215,811	31,002,801,882	0.7%

For the year ended December 31, 2009 Life insurance in-force	54,915,670,706	24,216,464,412	199,870,405	30,699,206,294	0.7%

For the year ended December 31, 2008 Life insurance in-force	55,702,179,479	24,161,728,197	223,124,966	31,540,451,282	0.7%

70

Symetra Life Insurance Company

Schedule VI – Supplemental Information Concerning Insurance Operations

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2010
Group	$113,107,359	$1,957,720	$1,140,183	$422,331,921	$17,991,779	$274,256,999	$74,316,703
Deferred Annuities	8,313,436,368	—	122,267,364	1,853,346,896	433,725,049	2,138,885,552	60,299,251
Income Annuities	3,935,585,792	—	2,070,321,094	152,222,534	441,852,518	539,133,318	18,846,782
Life	1,572,799,913	341,656	303,218	584,339,083	94,923,602	196,840,179	49,175,631
Other	—	—	—	—	17,330,284	470	3,386,863

	$13,934,929,432	$2,299,376	$2,194,031,859	$3,012,240,434	$1,005,823,232	$3,149,116,518	$206,025,230

Year ended December 31, 2009
Group	$113,185,803	$1,708,884	$1,107,125	$421,800,497	$17,201,137	$286,746,551	$73,785,962
Retirement Services	6,900,052,551	—	117,728,381	2,121,284,096	365,786,280	2,380,651,117	60,800,215
Income Annuities	3,840,754,017	—	2,189,741,048	150,777,785	445,915,461	545,547,914	17,106,184
Individual	1,529,037,985	381,585	312,303	134,065,178	98,824,651	105,490,809	47,942,841
Other	—	—	—	—	19,781,638	6,011	1,805,365

	$12,383,030,356	$2,090,469	$2,308,888,857	$2,827,927,556	$947,509,167	$3,318,442,402	$201,440,567

Year ended December 31, 2008
Group	$129,016,107	$954,056	$1,330,423	$441,438,997	$17,225,769	$291,636,110	$75,084,534
Retirement Services	5,189,638,798	—	119,467,182	1,627,527,379	252,965,206	1,844,451,439	62,140,917
Income Annuities	3,759,558,469	—	2,298,179,830	74,292,237	446,201,210	495,518,014	19,202,791
Individual	1,632,001,352	486,257	304,285	131,886,419	98,229,812	113,447,812	47,749,812
Other	—	—	—	—	28,243,959	68	489,799

	$10,710,214,726	$1,440,313	$2,419,281,720	$2,275,145,032	$842,865,956	$2,745,053,443	$204,667,853

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

71

SYMETRA SEPARATE ACCOUNT C

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

a.	Financial Statements The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company (“Symetra Life”) are included in the Statement of Additional Information of this Registration Statement:

1.	The financial statements of Symetra Separate Account C as of December 31, 2010 and for each of the two years in the period then ended.

2.	The statutory-basis financial statements of Symetra Life Insurance Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010.

3.	Financial Statement Schedules for Symetra Life Insurance Company.

•	Schedule I – Summary of Investments – Other Than Investments in Related Parties

•	Schedule IV – Reinsurance

•	Schedule VI – Supplemental Information Concerning Insurance Operations

We omit other schedules from this list – and from this Registration Statement – because they either are not applicable or the information is included in our audited financial statements.

b.	Exhibits

Exhibit	Description		Reference

1.	Resolution of Board of Directors of Symetra Life authorizing the Separate Account		1/

2.	Not Applicable

3.	(a)	Principal Underwriter’s Agreement	1/
		Amendment to Principal Underwriter’s Agreement	11/

	(b)	Broker-Dealer Selling Agreement	6/

4.	(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract.	22/

	(b)	Form of Earnings Enhancement Benefit Rider	22/

	(c)	Form of Guaranteed Minimum Death Benefit – Annual Reset Rider	22/

	(d)	Form of TSA Endorsement (Loan)	22/

	(e)	Form of TSA Endorsement (No Loan)	22/

	(f)	Form of SEP IRA/Simple IRA/TSA Contract Data Page	22/

	(g)	Form of Traditional and Roth IRA Contract Data Page	22/

	(h)	Form of Non-Qualified Contract Data Page	22/

	(i)	Form of IRA SEP Endorsement	22/

	(j)	Form of Simple IRA Endorsement	22/

	(k)	Form of Roth IRA Endorsement	22/

5.	(a)	Form of Application for Annuity Contract (Non-Qualified)	Filed Herewith

	(b)	Form of Application for Annuity Contract (457)	22/

	(c)	Form of Application for Annuity Contract (TSA)	22/

6.	(a)	Copy of Articles of Incorporation of Symetra Life as amended 11/26/90.	1/
		Amendment to Articles of Incorporation of Symetra Life dated 9/1/04	8/
		Amendment to Articles of Incorporation of Symetra Life dated 5/27/05	19/

	(b)	Copy of the Bylaws of Symetra Life as last amended 12/6/05	19/

7.	(a)	Reinsurance Agreement (GMDB)	18/
		Amendment No. 1 to Form of Reinsurance Agreement (GMDB)	18/
		Amendment No. 2 to Form of Reinsurance Agreement (GMDB)	18/

	(b)	Reinsurance Agreement (GMDB/EEB)	18/
		Amendment No. 1 to Form of Reinsurance Agreement (GMDB/EEB)	18/
		Amendment No. 2 to Form of Reinsurance Agreement (GMDB/EEB)	18/
		Amendment No. 3 to Form of Reinsurance Agreement (GMDB/EEB)	18/

8.	(a)	Participation Agreement (Fidelity)	12/
		Sub-Licensing Agreement (Fidelity)	12/
		Amendment No. 1 to Participation Agreement (Fidelity)	17/
		Amendment No. 2 to Participation Agreement (Fidelity)	21/
		Amendment No. 3 to Participation Agreement (Fidelity)	Filed herewith

	(b)	Participation Agreement (Lexington/ING))	2/

	(c)	Participation Agreement (ACVP)	5/
		Amendment No. 1 to Participation Agreement (ACVP)	5/
		Amendment No. 2 to Participation Agreement (ACVP)	5/
		Amendment No. 3 to Participation Agreement (ACVP)	5/
		Amendment No. 4 to Participation Agreement (ACVP)	7/
		Amendment No. 5 to Participation Agreement (ACVP)	9/
		Amendment No. 6 to Participation Agreement (ACVP)	15/
		Amendment No. 7 to Participation Agreement (ACVP)	15/
		Amendment No. 8 to Participation Agreement (ACVP)	15/

	(d)	Participation Agreement (AIM/INVESCO)	5/
		Amendment No. 1 to Participation Agreement (AIM)	7/
		Amendment No. 2 to Participation Agreement (AIM)	18/
		Amendment No. 3 to Participation Agreement (AIM)	18/

	(e)	Participation Agreement (Dreyfus)	4/
		Amendment No. 1 to Participation Agreement (Dreyfus)	7/
		Amendment No. 2 to Participation Agreement (Dreyfus)	16/

	(f)	Participation Agreement (Franklin Templeton)	5/
		Amendment No. 1 to Participation Agreement (FRK)	5/
		Amendment No. 2 to Participation Agreement (FRK)	5/
		Amendment No. 3 to Participation Agreement (FRK)	8/
		Amendment No. 4 to Participation Agreement (FRK)	8/
		Amendment No. 5 to Participation Agreement (FRK)	9/
		Amendment No. 6 to Participation Agreement (FRK)	15/
		Amendment No. 7 to Participation Agreement (FRK)	15/
		Amendment No. 8 to Participation Agreement (FRK)	21/
		Amendment No. 9 to Participation Agreement (FRK)	Filed herewith

	(g)	Participation Agreement (J.P. Morgan Series Trust II)	4/
		Amendment No. 1 to Participation Agreement (J.P. Morgan)	7/
		Amendment No. 2 to Participation Agreement (J.P. Morgan)	15/
		Participation Agreement (J.P. Morgan)	15/

	(h)	Participation Agreement (Federated)	2/
		Amendment to Participation Agreement (Federated)	5/
		Amendment No. 2 to Participation Agreement (Federated)	6/

	(i)	Participation Agreement (DWS/Scudder)	18/
		Amendment No. 1 to Participation Agreement (DWS)	21/

	(j)	Participation Agreement (Pioneer)	8/
		Amendment to Participation Agreement (Pioneer)	10/
		Amendment No. 2 to Participation Agreement (Pioneer)	15/
		Amendment No. 3 to Participation Agreement (Pioneer)	18/

	(k)	Participation Agreement (PIMCO)	9/
		Amendment No. 1 to Participation Agreement (PIMCO)	13/
		Amendment No. 2 to Participation Agreement (PIMCO)	21/
		Amendment No. 3 to Participation Agreement (PIMCO)	21/
		Amendment No. 4 to Participation Agreement (PIMCO)	Filed herewith

	(l)	Participation Agreement (Ibbotson)	14/
		Amendment No. 1 of Participation Agreement (Ibbotson)	18/

	(m)	Participation Agreement (Neuberger Berman)	18/

	(n)	Participation Agreement (Summit)	15/
		Amendment No. 1 to Participation Agreement (Summit)	15/
		Amendment No. 2 to Participation Agreement (Summit)	15/
		Amendment No. 3 to Participation Agreement (Summit)	18/
		Consent to Assignment (Summit- Calvert)	20/

9.	Opinion and Consent of Counsel		3/

10.	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm		Filed Herewith

11.	Not Applicable

12.	Not Applicable

1/	Incorporated by reference to Registrant’s Initial Product Filing to Form N-4 registration statement of Symetra Separate Account C filed with the Securities and Exchange Commission (“SEC”) on June 16, 1995 (File No. 33-60331).

2/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra Separate Account C Amendment filed with the SEC on April 29, 1996 (File No. 33-69712).

3/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 1999 (File No. 33-69712).

4/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

5/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 on Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

6/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on December 19, 2002 (File No. 333-30329).

7/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

9/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 28, 2006 (File No. 33-69712).

12/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

13/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776)

16/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).

20/	Incorporated by reference to Registrant’s Initial Product Filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141).

21/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

22/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 27 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 2010 (File No. 33-69712).

Item 25.	Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

Name	Positions with Symetra	Principal Business Address
Thomas M. Marra	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jonathan E. Curley	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Daniel R. Guilbert	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard G. LaVoice	Director and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Senior Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Christine A. Katzmar Holmes	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Linda C. Mahaffey	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jacqueline M. Veneziani	Vice President and Associate General Counsel	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jean B. Liebmann	Assistant Vice President and Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 26.	Persons Controlled By or Under Common Control With the Depositor or Registrant

No person is directly or indirectly controlled by Symetra Separate Account C (“Registrant”). Symetra Life established Registrant by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life files separate statutory-based financial statements in connection with its issuance of products associated with the Registrant and other separate accounts. Following is the organizational chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company

Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company

First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company

Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring

Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company

Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter

Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer

TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting

Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring

WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment

Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter

Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant

TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 27.	Number of Contract Owners

As of March 31, 2011, there were 22,736 Contract Owners under the Registrant.

Item 28.	Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or certain officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

“Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity, that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other;

•

“Expenses” includes all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, any Claim; and

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively, “Losses”) relating to, resulting from or arising out of any Claim by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life Individual Variable Annuity Contracts, Symetra Life’s Group Variable Annuity Contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Director and Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President and Chief Compliance Officer	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

Glenn A. Black	Vice President	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Assistant Vice President, Treasurer and Financial Principal	777 108th Ave NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2010, Symetra Securities, Inc., received $3,981,163 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 30.	Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

1.	The Registrant hereby undertakes to:

a.	File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b.	Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

c.	Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

1.	Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

a.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

b.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

c.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

d.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant’s understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer’s Section 403(b) arrangement to which the participant may elect to transfer his contract value.

2.	Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

3.	In connection with the offer of Registrant’s Contracts to Participants in the Texas Optional Retirement Program, Registrant represents it is relying upon Rule 6c-7 under the Investment Company Act of 1940 and that subparagraphs (a)-(d) of Rule 6c-7 have been complied with as of the effective date of this filing.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 28th day of April, 2011.

Symetra Separate Account C Registrant

By:	Symetra Life Insurance Company

By:	THOMAS M. MARRA*
Thomas M. Marra, President

Symetra Life Insurance Company Depositor

By:	THOMAS M. MARRA*
Thomas M. Marra, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is filed herewith.

NAME	TITLE

Tommie D. Brooks * Tommie D. Brooks	Senior Vice President and Chief Actuary

Jonathan E. Curley * Jonathan E. Curley	Director and Executive Vice President

Michael W. Fry * Michael W. Fry	Director and Executive Vice President

Daniel R. Guilbert * Daniel R. Guilbert	Director and Executive Vice President

Christine A. Katzmar Holmes * Christine A. Katzmar Holmes	Senior Vice President

Richard G. LaVoice * Richard G. LaVoice	Director and Executive Vice President

Thomas M. Marra * Thomas M. Marra	Director and President

Margaret A. Meister * Margaret A. Meister	Director, Chief Financial Officer, Executive Vice President

Colleen M. Murphy * Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary

/s/ George C. Pagos George C. Pagos	Director, Senior Vice President, General Counsel and Secretary

Power of Attorney

Symetra Life Insurance Company, a Washington Corporation (the “Company”), and each of its undersigned officers and directors, hereby nominate and appoint George C. Pagos, and Margaret A. Meister, each with power to act alone, their true and lawful attorney-in-fact and agent, for them and in their names and places in any and all capacities, to execute and sign all amendments to the following Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940:

Separate Account	‘40 Act Filing Number	Products	‘33 Act Filing Number
Symetra Resource Variable Account B	811-4716	Spinnaker Plus Resource B	33-69600 33-06546

Symetra Separate Account C	811-8052	Spinnaker Spinnaker Advisor Spinnaker Choice Symetra Focus Mainsail Symetra Retirement Passport	33-69712 333-41622 333-111216 333-137411 33-60331 333-158141

Symetra Deferred Variable Annuity Account	811-4961	Symetra Deferred Annuity	333-65087

Symetra Separate Account SL	811-4909	Premier Accumulation Life Symetra Complete Symetra Complete Advisor Enhanced Accumulation Life	333-30329 333-136776 333-136776 33-10248

The undersigned officers and directors, further nominate and appoint George C. Pagos, and Margaret A. Meister, each with power to act alone, to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of the variable insurance products issued from the Separate Accounts, such amendments and any supplements thereto, as well as any and all exhibits and other documents necessary or desirable to such amendment or supplement process, granting to such attorney full power and authority to do and perform each and every act necessary and/or appropriate as fully and with all intents and purposes as the Company itself and the undersigned officers and directors themselves might or could do.

(Continued on Next Page)

IN WITNESS WHEREOF, SYMETRA LIFE INSURANCE COMPANY has caused this power of attorney to be executed in its full name and by its President and attested by its Secretary, and the undersigned officers and directors have each executed such power of attorney, on the 14th day of March, 2011.

SYMETRA LIFE INSURANCE COMPANY

By:	/s/ Thomas M. Marra
Thomas M. Marra, President

ATTEST:

/s/ George C. Pagos
George C. Pagos, Secretary

NAME	TITLE

/s/ Tommie D. Brooks Tommie D. Brooks	Senior Vice President and Chief Actuary

/s/ Jonathan E. Curley Jonathan E. Curley	Director and Executive Vice President

/s/ Michael W. Fry Michael W. Fry	Director and Executive Vice President

/s/ Daniel R. Guilbert Daniel R. Guilbert	Director and Executive Vice President

/s/ Christine A. Katzmar Holmes Christine A. Katzmar Holmes	Senior Vice President

/s/ Richard G. LaVoice Richard G. LaVoice	Director and Executive Vice President

/s/ Thomas M. Marra Thomas M. Marra	Director and President

/s/ Margaret A. Meister Margaret A. Meister	Director, Chief Financial Officer, and Executive Vice President

/s/ Colleen M. Murphy Colleen M. Murphy	Senior Vice President, Controller, Treasurer and Assistant Secretary

/s/ George C. Pagos George C. Pagos	Director, Senior Vice President, General Counsel and Secretary